     As filed with the Securities and Exchange Commission on March 31, 2000


                                                        Registration No. 2-58287

                                                 Investment Co. Act No. 811-2729

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     Pre-Effective Amendment No.
                                 -------                                  ---

     Post-Effective Amendment No. 34                                       X
                                 ------                                   ---


                                     and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           ---
     Amendment No.   35                                                    X
                   -------                                                ---


                        (Check appropriate box or boxes.)

                          SHORT-TERM INVESTMENTS TRUST
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

             11 Greenway Plaza, Suite 100, Houston, TX    77046-1173
            ----------------------------------------------------------
             (Address of Principal Executive Offices)     (Zip Code)

       Registrant's Telephone Number, including Area Code  (713) 626-1919
                                                           --------------

                                Charles T. Bauer
              11 Greenway Plaza, Suite 100, Houston, TX 77046-1173
           ----------------------------------------------------------
                     (Name and Address of Agent for Service)

                                    Copy to:

      Jim Coppedge, Esquire               Martha J. Hays, Esquire
      A I M Advisors, Inc.                Ballard Spahr Andrews & Ingersoll, LLP
      11 Greenway Plaza, Suite 100        1735 Market Street, 51st Floor
      Houston, Texas 77046-1173           Philadelphia, Pennsylvania 19103-7599

Approximate Date of Proposed
   Public Offering:                       As soon as practicable after the
                                          effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box)

      immediately upon filing pursuant to paragraph (b)
-----
      on (date) pursuant to paragraph (b)
-----
      60 days after filing pursuant to paragraph (a)(1)
-----

  X   on May 30, 2000, pursuant to paragraph (a)(1)
-----

      75 days after filing pursuant to paragraph (a)(2)
-----
      on (date) pursuant to paragraph (a)(2) of rule 485.
-----

If appropriate, check the following box:

      This post-effective amendment designates a new effective date for a ----- previously filed post-effective amendment.

Title of Securities Being Registered:  Shares of Beneficial Interest

        GOVERNMENT & AGENCY PORTFOLIO

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -


        Cash Management Class
        Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.


        PROSPECTUS

        MAY 30, 2000


                                       This prospectus contains important
                                       information about the Cash
                                       Management Class of the fund. Please
                                       read it before investing and keep it
                                       for future reference.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

                                       There can be no assurance that the
                                       fund will be able to maintain a
                                       stable net asset value of $1.00 per
                                       share.


                                       An investment in the fund:


                                       - is not FDIC insured;


                                       - may lose value; and


                                       - is not guaranteed by a bank.


        [AIM LOGO APPEARS HERE]                  INVEST WITH DISCIPLINE

                                                --Registered Trademark--

                         ------------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         ------------------------------


TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES           1

- - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE
  FUND                                        1

- - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                       2

- - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                          2

Performance Table                             2

- - - - - - - - - - - - - - - - - - - - - - - - -

FEE TABLE AND EXPENSE EXAMPLE                 3

- - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                     3

Expense Example                               3

FUND MANAGEMENT                               4

- - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                   4

Advisor Compensation                          4

OTHER INFORMATION                             4

- - - - - - - - - - - - - - - - - - - - - - - - -

Suitability for Investors                     4

Dividends and Distributions                   4

FINANCIAL HIGHLIGHTS                          5

- - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                     A-1

- - - - - - - - - - - - - - - - - - - - - - - - -

Distribution and Service (12b-1) Fees       A-1

Purchasing Shares                           A-1

Redeeming Shares                            A-1

Pricing of Shares                           A-2

Taxes                                       A-2

OBTAINING ADDITIONAL INFORMATION     Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - -



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con Disciplina and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design, AIM Internet Connect and AIM Investor are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         ------------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         ------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.



  The fund attempts to meet its objective by investing, normally, at least 65% of its total assets in direct obligations of the U.S. Treasury, and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by:


- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;

- the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or

- the credit of the agency or instrumentality.


  The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


  The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.


  The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

  If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                         ------------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         ------------------------------


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.



ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the Cash Management Class shares. The Cash Management Class shares are not subject to sales loads.


                                    [GRAPH]


                                          Annual
Year Ended                                Total
December 31                               Returns
------------                              -------
1999....................................   5.05%



The Cash Management Class shares' year-to-date total return as of March 31, 2000 was [ ]%.



  During the period shown in the bar chart, Cash Management Class' highest quarterly return was 1.35% (quarter ended December 31, 1999) and its lowest quarterly return was 1.17% (quarter ended March 31, 1999).



PERFORMANCE TABLE



The following performance table reflects the performance of Cash Management Class shares over the periods indicated.



AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------------------
(for the periods ended                                                          SINCE      INCEPTION
December 31, 1999)                               1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
------------------------------------------------------------------------------------------------------
Cash Management Class                            5.05%       --         --      5.10%       09/01/98
------------------------------------------------------------------------------------------------------



Cash Management Class shares' seven-day yield on December 31, 1999 was 4.93%. For the current seven-day yield, call (800) 877-7745.

                         ------------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         ------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)         CASH MANAGEMENT CLASS
----------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                  None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is
less)                            None
----------------------------------------------

ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)        CASH MANAGEMENT CLASS
----------------------------------------------
Management Fees                   0.10%
Distribution and/or
Service (12b-1) Fees              0.10
Other Expenses                    0.10
Total Annual Fund
Operating Expenses                0.30
Fee Waiver and
Expense
Reimbursement(1)                  0.13
Net Expenses(2)                   0.17
----------------------------------------------

(1) The distributor has contractually agreed to waive 0.02% of the Rule 12b-1 distribution plan fee. The investment advisor has contractually agreed to limit Total Annual Fund Operating Expenses, excluding the Rule 12b-1 distribution plan fee, interest expense, taxes and extraordinary expenses, to 0.09%.
(2) The investment advisor has voluntarily agreed to limit Net Expenses, excluding the Rule 12b-1 distribution plan fee, interest expense, taxes and extraordinary expenses, to 0.06%. This limitation can be terminated at any time. Net Expenses, net of this voluntary limitation, are 0.14%.


You should also consider the effect of any account fees charged by the financial institution managing your account.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Cash Management Class of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------
Cash Management
  Class           $31       $97      $169       $381
------------------------------------------------------

                         ------------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         ------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 120 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended August 31, 1999, the advisor received no compensation.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Cash Management Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other financial institutions (institutions). It is expected that the shares of the Cash Management Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Cash Management Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Cash Management Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Cash Management Class; providing periodic statements showing a client's account balance in shares of the Cash Management Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.

  The Cash Management Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most investors will perform their own subaccounting.

  Investors in the Cash Management Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Cash Management Class.

DIVIDENDS AND DISTRIBUTIONS


The fund expects that its distributions, if any, will consist primarily of ordinary income.

DIVIDENDS

The fund generally declares dividends on each business day and pays dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

  Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.
CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                         ------------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         ------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Cash Management Class. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  The information for the period September 1, 1999 through February 29, 2000 is unaudited. The information for the period September 1, 1998 through August 31, 1999 has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                     CASH MANAGEMENT CLASS
                                                     -----------------------------------------------------
                                                      FOR THE PERIOD              FOR THE PERIOD
                                                     SEPTEMBER 1, 1999           SEPTEMBER 1, 1998
                                                          THROUGH                     THROUGH
                                                     FEBRUARY 29, 2000            AUGUST 31, 1999
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $ [   ]                     $  1.00
Income from investment operations:
  Net investment income                                     [   ]                        0.05
Less distributions:
  Dividends from net investment income                      [   ]                       (0.05)
Net asset value, end of period                            $ [   ]                     $  1.00
Total return(a)                                             [   ]                        4.98%
----------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
----------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                  $ [   ]                     $85,113
Ratio of expenses to average net assets(b)                  [   ]                        0.14%(c)
Ratio of net investment income to average net
  assets(d)                                                 [   ]                        4.83%(c)
----------------------------------------------------------------------------------------------------------



(a)Not annualized for periods less than one year.



(b)After fee waivers and/or expense reimbursements. Ratio of expenses to average
   net assets prior to fee waivers and/or expense reimbursements were     % and
   0.30% for 2000-1999, respectively.


(c)Ratios based on average net assets of $66,659,653.


(d)After fee waivers and/or expense reimbursements. Ratio of net investment income to average net assets prior to fee waivers and/or expense
   reimbursement were     % and 4.67% for 2000-1999, respectively.

                         ------------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         ------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to the Cash Management Class that allows the fund to pay distribution fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

The minimum initial investment in the Cash Management Class is $1 million. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.


  Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 5:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of your order. Subsequent purchases of shares of the fund may also be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product.


  If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Cash Management Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Cash Management Class will be sent to you.

  You may place an order for the purchase of shares of the Cash Management Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Cash Management Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Cash Management Class are normally made through your institution.

  You may request a redemption by calling the transfer agent at (800) 877-7745, or by using AIM LINK--Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

  Payment for redemption orders received prior to 5:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

  Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND


  If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

                         ------------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         ------------------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

  THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

  - REJECT OR CANCEL ANY PART OF ANY PURCHASE ORDER;

  - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

  - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 5:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern time on a business day of the fund, the redemption will be processed at the net asset value next determined and the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of the fund shares will be subject to federal income tax.

  The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                         ------------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         ------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------


BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 0843
                             Houston, TX 77001-0843
BY TELEPHONE:                (800) 877-7745
BY E-MAIL:                   general@aimfunds.com
ON THE INTERNET:             http://www.aimfunds.com
                             (prospectuses and annual
                             and semiannual reports
                             only)


---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------
 Government & Agency Portfolio
 SEC 1940 Act file number: 811-2729
----------------------------------

[AIM LOGO APPEARS HERE]      www.aimfunds.com             INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

        GOVERNMENT & AGENCY
        PORTFOLIO

--------------------------------------------------------------------------------

        INSTITUTIONAL CLASS
        Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

        PROSPECTUS

        MAY 30, 2000


                                       This prospectus contains important
                                       information about the Institutional
                                       Class of the fund. Please read it
                                       before investing and keep it for
                                       future reference.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

                                       There can be no assurance that the
                                       fund will be able to maintain a
                                       stable net asset value of $1.00 per
                                       share.


                                       An investment in the fund:


                                       - is not FDIC insured;


                                       - may lose value; and


                                       - is not guaranteed by a bank.


[AIM LOGO APPEARS HERE]                                   INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

                       ----------------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                       ----------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------



INVESTMENT OBJECTIVE AND STRATEGIES           1

- - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE
  FUND                                        1

- - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                       2

- - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                          2

Performance Table                             2

FEE TABLE AND EXPENSE EXAMPLE                 3

- - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                     3

Expense Example                               3

FUND MANAGEMENT                               4

- - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                   4

Advisor Compensation                          4

OTHER INFORMATION                             4

- - - - - - - - - - - - - - - - - - - - - - - - -

Suitability for Investors                     4

Dividends and Distributions                   4

FINANCIAL HIGHLIGHTS                          5

- - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                     A-1

- - - - - - - - - - - - - - - - - - - - - - - - -

Purchasing Shares                           A-1

Redeeming Shares                            A-1

Pricing of Shares                           A-1

Taxes                                       A-2

STATEMENT OF ADDITIONAL INFORMATION         B-1

- - - - - - - - - - - - - - - - - - - - - - - - -

OBTAINING ADDITIONAL INFORMATION     Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - -



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con Disciplina and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design, AIM Internet Connect and AIM Investor are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ----------------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                       ----------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.



  The fund attempts to meet its objective by investing, normally, at least 65% of its total assets in direct obligations of the U.S. Treasury, and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by:


- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;

- the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or

- the credit of the agency or instrumentality.


  The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


  The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.


  The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.


  If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                       ----------------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                       ----------------------------------


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.



ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the Institutional Class shares. The Institutional Class shares are not subject to sales loads.


                                    [GRAPH]


                                          ANNUAL
YEAR ENDED                                TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1999....................................  5.14%



  The Institutional Class shares' year-to-date total return as of March 31, 2000
was [     %.]



  During the period shown in the bar chart, Institutional Class' highest quarterly return was 1.37% (quarter ended December 31, 1999) and its lowest quarterly return was 1.19% (quarter ended March 31, 1999).



PERFORMANCE TABLE



The following performance table reflects the performance of Institutional Class shares over the periods indicated.



AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------------------
(for the periods ended                                                          SINCE      INCEPTION
December 31, 1999)                               1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
------------------------------------------------------------------------------------------------------
Institutional Class                               5.14%      --         --       5.18%      09/01/98
------------------------------------------------------------------------------------------------------



Institutional Class shares' seven-day yield on December 31, 1999 was 5.01%. For the current seven-day yield, call (800) 659-1005.

                       ----------------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                       ----------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)              INSTITUTIONAL CLASS
-------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                       None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is
less)                                 None
-------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)             INSTITUTIONAL CLASS
-------------------------------------------------
Management Fees                       0.10%

Distribution and/or
Service (12b-1) Fees                  None

Other Expenses                        0.10
Total Annual Fund
Operating Expenses                    0.20

Fee Waiver and Expense

Reimbursement(1)                      0.11

Net Expenses(2)                       0.09
-------------------------------------------------


(1) The investment advisor has contractually agreed to limit Total Annual Fund Operating Expenses, excluding interest expense, taxes and extraordinary expenses, to 0.09%.
(2) The investment advisor has voluntarily agreed to limit Net Expenses, excluding interest expense, taxes and extraordinary expenses, to 0.06%. This limitation can be terminated at any time.

You should also consider the effect of any account fees charged by the financial institution managing your account.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Institutional Class of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------
Institutional Class         $20       $64      $113       $255
----------------------------------------------------------------

                       ----------------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                       ----------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 120 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended August 31, 1999, the advisor received no compensation.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Institutional Class of the fund is intended for use by banks and other financial institutions, investing for themselves or in a fiduciary, advisory, agency, custodial or other similar capacity. Shares of the Institutional Class may not be purchased directly by individuals, although institutions may purchase the Institutional Class for accounts maintained for individuals. Prospective investors should determine if an investment in the Institutional Class is consistent with the investment objectives of an account and with applicable state and federal laws and regulations.

  The Institutional Class is designed to be a convenient and economical way to invest short-term cash reserves in an open-end diversified money market fund. It is anticipated that most investors will perform their own subaccounting.

  Investors in the Institutional Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Institutional Class.

DIVIDENDS AND DISTRIBUTIONS


The fund expects that its distributions, if any, will consist primarily of ordinary income.


DIVIDENDS

The fund generally declares dividends on each business day and pays dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

  Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                       ----------------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                       ----------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  The information for the period September 1, 1999 through February 29, 2000 is unaudited. The information for the period September 1, 1998 through August 31, 1999 has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                   INSTITUTIONAL CLASS
                                              -------------------------------------------------------------
                                                     FOR THE PERIOD                  FOR THE PERIOD
                                                    SEPTEMBER 1, 1999               SEPTEMBER 1, 1998
                                                         THROUGH                         THROUGH
                                                    FEBRUARY 29, 2000                AUGUST 31, 1999
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $      []                       $   1.00
Income from investment operations:
  Net investment income                                 $      []                           0.05
Less distributions:
  Dividends from net investment income                         []                          (0.05)
Net asset value, end of period                          $      []                       $   1.00
Total return(a)                                                []                           5.07%
-----------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                       []                       $139,860
Ratio of expenses to average net assets(b)                     []                           0.06%(c)
Ratio of net investment income to average
  net assets(d)                                                []                           4.91%(c)
-----------------------------------------------------------------------------------------------------------



(a) Not annualized for periods less than one year.


(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were
      % and 0.20% for 2000-1999, respectively.


(c) Ratios based on average net assets of $112,709,406.


(d) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense
    reimbursement were   % and 4.77% for 2000-1999, respectively.

                       ----------------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                       ----------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

PURCHASING SHARES

The minimum initial investment in the Institutional Class is $1 million. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.


  Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 5:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of your order. Subsequent purchases of shares of the fund may also be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product.


  We may request that an institution maintain separate master accounts in the fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institution acts in some other capacity. An institution may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption.

  You may request a redemption by calling the transfer agent at (800) 659-1005, or by using AIM LINK--Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

  Payment for redemption orders received prior to 5:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

  Dividends payable up to the date of redemption on redeemed shares will normally be paid on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND


If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.


================================================================================

  - THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

     - REJECT OR CANCEL ANY PART OF ANY PURCHASE ORDER;

  - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

  - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

================================================================================

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 5:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS


The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern time on a business day of the fund, the redemption will be processed at the net asset value next determined and the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

                       ----------------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                       ----------------------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of the fund shares will be subject to federal income tax.

  The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                       ----------------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                       ----------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------


BY MAIL:                     A I M Fund Services, Inc.
                             P. O. Box 0843
                             Houston, TX 77001-0843

BY TELEPHONE:                (800) 659-1005

BY E-MAIL:                   general@aimfunds.com

ON THE INTERNET:             http://www.aimfunds.com
                             (prospectuses and annual
                             and semiannual reports
                             only)


---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-----------------------------------
 Government & Agency Portfolio
 SEC 1940 Act file number: 811-2729
-----------------------------------

[AIM LOGO APPEARS HERE]        www.aimfunds.com           INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

      GOVERNMENT & AGENCY
      PORTFOLIO
      --------------------------------------------------------------------------

      Personal Investment Class

      Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

      PROSPECTUS

      MAY 30, 2000


                                      This prospectus contains important
                                      information about the Personal Investment
                                      Class of the fund. Please read it before investing and keep it for future reference.

                                      As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                                      There can be no assurance that the fund
                                      will be able to maintain a stable net
                                      asset value of $1.00 per share.


                                      An investment in the fund:


                                      - is not FDIC insured;


                                      - may lose value; and


                                      - is not guaranteed by a bank.


[AIM LOGO APPEARS HERE]                                  INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------


TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES           1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND      1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                       2
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                          2

Performance Table                             2

FEE TABLE AND EXPENSE EXAMPLE                 3
- - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                     3

Expense Example                               3

FUND MANAGEMENT                               4
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                   4

Advisor Compensation                          4

OTHER INFORMATION                             4
- - - - - - - - - - - - - - - - - - - - - - - -

Suitability for Investors                     4

Dividends and Distributions                   4

SHAREHOLDER INFORMATION                     A-1
- - - - - - - - - - - - - - - - - - - - - - - -

Distribution and Service (12b-1) Fees       A-1

Purchasing Shares                           A-1

Redeeming Shares                            A-1

Pricing of Shares                           A-2

Taxes                                       A-2

OBTAINING ADDITIONAL INFORMATION     Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con Disciplina and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design, AIM Internet Connect and AIM Investor are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.



  The fund attempts to meet its objective by investing, normally, at least 65% of its total assets in direct obligations of the U.S. Treasury, and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by:


- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;

- the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or

- the credit of the agency or instrumentality.


  The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


  The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.


  The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.


  If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.



ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the Institutional Class shares. Neither the Personal Investment Class shares nor the Institutional Class shares are subject to sales loads.


                                    [GRAPH]


                                          ANNUAL
YEAR ENDED                                TOTAL
DECEMBER 31                               RETURNS
------------                              -------
1999....................................   5.14%



The return shown is that of the fund's Institutional Class shares, which are not offered in this prospectus. Personal Investment Class shares would have a lower annual return because, although the shares are invested in the same portfolio of securities, the Personal Investment Class has higher expenses.



  The Institutional Class shares' year-to-date total return as of March 31, 2000 was [ %].



  During the period shown in the bar chart, Institutional Class' highest quarterly return was 1.37% (quarter ended December 31, 1999) and its lowest quarterly return was 1.19% (quarter ended March 31, 1999).



PERFORMANCE TABLE



The following performance table reflects the performance of Institutional Class shares over the periods indicated.



AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------------------
(for the periods ended                                                          SINCE      INCEPTION
December 31, 1999)                               1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
------------------------------------------------------------------------------------------------------
Institutional Class                               5.14%      --         --       5.18%      09/01/98
------------------------------------------------------------------------------------------------------
Personal Investment Class                           --       --         --         --       01/31/00
------------------------------------------------------------------------------------------------------



Institutional Class shares' seven-day yield on December 31, 1999 was 5.01%. For the current seven-day yield of Personal Investment Class, call (800) 877-4744.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from           PERSONAL
your investment)               INVESTMENT CLASS
-----------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)         None
-----------------------------------------------

ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted          PERSONAL
from fund assets)(1)             INVESTMENT CLASS
-------------------------------------------------
Management Fees                        0.10%

Distribution and/or
Service (12b-1) Fees                   0.75

Other Expenses                         0.10

Total Annual Fund
Operating Expenses                     0.95

Fee Waiver and
Expense Reimbursement(2)               0.36

Net Expenses(3)                        0.59
-------------------------------------------------

(1) The fees and expenses are based on estimated net assets for the current fiscal period.
(2) The distributor has contractually agreed to waive 0.25% of the Rule 12b-1 distribution plan fee. The investment advisor has contractually agreed to limit Total Annual Fund Operating Expenses, excluding the Rule 12b-1 distribution plan fee, interest expense, taxes and extraordinary expenses, to 0.09%.
(3) The investment advisor has voluntarily agreed to limit Net Expenses, excluding the Rule 12b-1 distribution plan fee, interest expense, taxes and extraordinary expenses, to 0.06%. This limitation can be terminated at any time. Net Expenses, net of this voluntary limitation, are 0.56%.


You should also consider the effect of any account fees charged by the financial institution managing your account.


  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Personal Investment Class of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                             1 YEAR   3 YEARS
---------------------------------------------
Personal Investment Class     $97      $303
---------------------------------------------

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 120 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended August 31, 1999, the advisor received no compensation.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Personal Investment Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other financial institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Personal Investment Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Personal Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Personal Investment Class; providing periodic statements showing a client's account balance in shares of the Personal Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.

  The Personal Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most investors will perform their own subaccounting.

  Investors in the Personal Investment Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Personal Investment Class.

DIVIDENDS AND DISTRIBUTIONS


The fund expects that its distributions, if any, will consist primarily of ordinary income.


DIVIDENDS

The fund generally declares dividends on each business day and pays dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

  Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to the Personal Investment Class that allows the fund to pay distribution fees to Fund Management Company (distributor) for the sale and distribution of its shares and fees for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

The minimum initial investment in the Personal Investment Class is $1,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.


  Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 5:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of your order. Subsequent purchases of shares of the fund may also be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product.


  If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Personal Investment Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Personal Investment Class will be sent to you.

  You may place an order for the purchase of shares of the Personal Investment Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Personal Investment Class purchased by institutions on behalf of their clients must be in federal funds. If an order is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Personal Investment Class are normally made through your institution.

  You may request a redemption by calling the transfer agent at (800) 877-4744, or by using AIM LINK--Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

  Payment for redemption orders received prior to 5:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

  Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND


  If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

  THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

  - REJECT OR CANCEL ANY PART OF ANY PURCHASE ORDER;

  - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

  - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 5:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern time on a business day of the fund, the redemption will be processed at the net asset value next determined and the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of the fund shares will be subject to federal income tax.

  The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------


BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 0843
                             Houston, TX 77001-0843

BY TELEPHONE:                (800) 877-4744

BY E-MAIL:                   general@aimfunds.com

ON THE INTERNET:             http://www.aimfunds.com
                             (prospectuses and annual
                             and semiannual reports only)


---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------
Government & Agency Portfolio
SEC 1940 Act file number: 811-2729
----------------------------------


[AIM LOGO APPEARS HERE]      www.aimfunds.com             INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

        GOVERNMENT & AGENCY
        PORTFOLIO
        -----------------------------------------------------------------------
        Private Investment Class
        Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

        PROSPECTUS

        MAY 30, 2000


                                       This prospectus contains important
                                       information about the Private
                                       Investment Class of the fund. Please
                                       read it before investing and keep it
                                       for future reference.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

                                       There can be no assurance that the
                                       fund will be able to maintain a
                                       stable net asset value of $1.00 per
                                       share.


                                       An investment in the fund:


                                       - is not FDIC insured;


                                       - may lose value; and


                                       - is not guaranteed by a bank.


[AIM LOGO APPEARS HERE]                       INVEST WITH DISCIPLINE
                                             --Registered Trademark--

                       ----------------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                       ----------------------------------


TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES           1
- - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND      1
- - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                       2

Annual Total Returns                          2

Performance Table                             2
- - - - - - - - - - - - - - - - - - - - - - - - -

FEE TABLE AND EXPENSE EXAMPLE                 3
- - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                     3

Expense Example                               4

FUND MANAGEMENT                               4
- - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                   4

Advisor Compensation                          4

OTHER INFORMATION                             4
- - - - - - - - - - - - - - - - - - - - - - - - -

Suitability for Investors                     4

Dividends and Distributions                   4

FINANCIAL HIGHLIGHTS                          5
- - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                     A-1
- - - - - - - - - - - - - - - - - - - - - - - - -

Distribution and Service (12b-1) Fees       A-1

Purchasing Shares                           A-1

Redeeming Shares                            A-1

Pricing of Shares                           A-2

Taxes                                       A-2

OBTAINING ADDITIONAL INFORMATION     Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - -



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con Disciplina and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design, AIM Internet Connect and AIM Investor are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ----------------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                       ----------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.



  The fund attempts to meet its objective by investing, normally, at least 65% of its total assets in direct obligations of the U.S. Treasury, and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by:


- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;

- the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or

- the credit of the agency or instrumentality.


  The fund will maintain a weighted averaged maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


  The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.


  The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

  If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                       ----------------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                       ----------------------------------


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.



ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------


The following bar chart shows changes in the performance of the Private Investment Class shares. The Private Investment Class shares are not subject to sales loads.



                                    [GRAPH]

                                          ANNUAL
YEAR ENDED                                TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1999....................................  4.82%



The Private Investment Class shares' year-to-date total return as of March 31,
2000 was [   %.]



  During the period shown in the bar chart, Private Investment Class' highest
quarterly return was [   %] (quarter ended [           ]) and the lowest
quarterly return was 1.12% (quarters ended March 31, 1999 and June 30, 1999).



PERFORMANCE TABLE



The following performance table reflects the performance of Private Investment Class shares over the periods indicated.



AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------------------
(for the periods ended                                                          SINCE      INCEPTION
December 31, 1999)                               1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
------------------------------------------------------------------------------------------------------
Private Investment Class                          4.82%      --        --        4.87%      09/01/98
------------------------------------------------------------------------------------------------------



Private Investment Class shares' seven-day yield on December 31, 1999 was 4.71%. For the current seven-day yield, call (800) 877-7748.

                       ----------------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                       ----------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly
from
your investment)         PRIVATE INVESTMENT CLASS
-------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                    None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is
less)                              None
-------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are
deducted
from fund assets)        PRIVATE INVESTMENT CLASS
-------------------------------------------------
Management Fees                    0.10%

Distribution and/or
Service (12b-1) Fees               0.50

Other Expenses                     0.10

Total Annual Fund
Operating Expenses                 0.70

Fee Waiver and
Expense
Reimbursement(1)                   0.31

Net Expenses(2)                    0.39
-------------------------------------------------

(1) The distributor has contractually agreed to waive 0.20% of the Rule 12b-1 distribution plan fee. The investment advisor has contractually agreed to limit Total Annual Fund Operating Expenses, excluding the Rule 12b-1 distribution plan fee, interest expense, taxes and extraordinary expenses, to 0.09%.
(2) The investment advisor has voluntarily agreed to limit Net Expenses, excluding the Rule 12b-1 distribution plan fee, interest expense, taxes and extraordinary expenses, to 0.06%. This limitation can be terminated at any time. Net Expenses, net of this voluntary limitation, are 0.36%.

You should also consider the effect of any account fees charged by the financial institution managing your account.

  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Private Investment Class of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------
Private Investment Class    $72      $224      $390       $871
----------------------------------------------------------------

                       ----------------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                       ----------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 120 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended August 31, 1999, the advisor received no compensation.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Private Investment Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other financial institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Private Investment Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Private Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Private Investment Class; providing periodic statements showing a client's account balance in shares of the Private Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.

  The Private Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most investors will perform their own subaccounting.

  Investors in the Private Investment Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Private Investment Class.

DIVIDENDS AND DISTRIBUTIONS


The fund expects that its distributions, if any, will consist primarily of ordinary income.


DIVIDENDS

The fund generally declares dividends on each business day and pays dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

  Dividends are paid to settled shares of the fund as of 5:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                       ----------------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                       ----------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Private Investment Class. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  The information for the period September 1, 1999 through February 29, 2000 is unaudited. The information for the period September 1, 1998 through August 31, 1999 has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                     PRIVATE INVESTMENT CLASS
                                                              --------------------------------------
                                                               FOR THE PERIOD       FOR THE PERIOD
                                                              SEPTEMBER 1, 1999    SEPTEMBER 1, 1998
                                                                   THROUGH              THROUGH
                                                              FEBRUARY 29, 2000     AUGUST 31, 1999
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $ [   ]              $  1.00
Income from investment operations:
  Net investment income                                              [   ]                 0.05
Less distributions:
  Dividends from net investment income                               [   ]                (0.05)
Net asset value, end of period                                     $ [   ]              $  1.00
Total return(a)                                                      [   ]                 4.75%
----------------------------------------------------------------------------------------------------
Ratios/supplemental data:
----------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                           $ [   ]              $42,528
Ratio of expenses to average net assets(b)                           [   ]                 0.36%(c)
Ratio of net investment income to average net assets(d)              [   ]                 4.62%(c)
----------------------------------------------------------------------------------------------------



(a) Not annualized for periods less than one year.


(b) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements were
        % and 0.70% for 2000-1999, respectively.


(c) Ratios based on average net assets of $41,176,813.


(d) After fee waivers and/or expense reimbursements. Ratio of net investment income to average net assets prior to fee waivers and/or expense
    reimbursement were     % and 4.28% for 2000-1999, respectively.

                       ----------------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                       ----------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to the Private Investment Class that allows the fund to pay distribution fees to Fund Management Company (distributor) for the sale and distribution of its shares and fees for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

The minimum initial investment in the Private Investment Class is $10,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.


  Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 5:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of your order. Subsequent purchases of shares of the fund may also be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product.


  If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Private Investment Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Private Investment Class will be sent to you.

  You may place an order for the purchase of shares of the Private Investment Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Private Investment Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Private Investment Class are normally made through your institution.

  You may request a redemption by calling the transfer agent at (800) 877-7748, or by using AIM LINK--Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

  Payment for redemption orders received prior to 5:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

  Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND


  If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

                       ----------------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                       ----------------------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

  THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

  - REJECT OR CANCEL ANY PART OF ANY PURCHASE ORDER;

  - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

  - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS. PRICING OF SHARES

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 5:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern time on a business day of the fund, the redemption will be processed at the net asset value next determined and the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of the fund shares will be subject to federal income tax.

  The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                       ----------------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                       ----------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------


BY MAIL:                     A I M Fund Services, Inc.
                             P. O. Box 0843
                             Houston, TX 77001-0843
BY TELEPHONE:                (800) 877-7748
BY E-MAIL:                   general@aimfunds.com
ON THE INTERNET:             http://www.aimfunds.com
                             (prospectuses and annual
                             and semiannual reports
                             only)


---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-----------------------------------
 Government & Agency Portfolio
 SEC 1940 Act file number: 811-2729
-----------------------------------

[AIM LOGO APPEARS HERE]        www.aimfunds.com          INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

GOVERNMENT & AGENCY
PORTFOLIO

--------------------------------------------------------------------------------

Reserve Class

Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

PROSPECTUS

MAY 30, 2000


                                        This prospectus contains important
                                        information about the Reserve Class of
                                        the fund. Please read it before
                                        investing and keep it for future
                                        reference.

                                        As with all other mutual fund
                                        securities, the Securities and Exchange
                                        Commission has not approved or
                                        disapproved these securities or
                                        determined whether the information in
                                        this prospectus is adequate or accurate.
                                        Anyone who tells you otherwise is
                                        committing a crime.

                                        There can be no assurance that the fund
                                        will be able to maintain a stable net
                                        asset value of $1.00 per share.


                                        An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.


[AIM LOGO APPEARS HERE]                                  INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------


TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES           1
- - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND      1
- - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                       2
- - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                          2

Performance Table                             2

FEE TABLE AND EXPENSE EXAMPLE                 3
- - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                     3

Expense Example                               3

FUND MANAGEMENT                               4
- - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                   4

Advisor Compensation                          4

OTHER INFORMATION                             4
- - - - - - - - - - - - - - - - - - - - - - - - -

Suitability for Investors                     4

Dividends and Distributions                   4

SHAREHOLDER INFORMATION                     A-1
- - - - - - - - - - - - - - - - - - - - - - - - -

Distribution and Service (12b-1) Fees       A-1

Purchasing Shares                           A-1

Redeeming Shares                            A-1

Pricing of Shares                           A-2

Taxes                                       A-2

OBTAINING ADDITIONAL INFORMATION     Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - -



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con Disciplina and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design, AIM Internet Connect and AIM Investor are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------


INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.



  The fund attempts to meet its objective by investing, normally, at least 65% of its total assets in direct obligations of the U.S. Treasury, and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by:


- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;

- the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or

- the credit of the agency or instrumentality.


  The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


  The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.


  The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

  If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.



ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the Institutional Class shares. Neither the Reserve Class shares nor the Institutional Class shares are subject to sales loads.


                                    [GRAPH]


                                          Annual
Year Ended                                Total
December 31                               Returns
------------                              ------
1999....................................   5.14%



The return shown is that of the fund's Institutional Class shares, which are not offered in this prospectus. Reserve Class shares would have a lower annual return because, although the shares are invested in the same portfolio of securities, the Reserve Class has higher expenses.



  The Institutional Class shares' year-to-date total return as of March 31, 2000 was [ %].



  During the period shown in the bar chart, Institutional Class' highest quarterly return was 1.37% (quarter ended December 31, 1999) and its lowest quarterly return was 1.19% (quarter ended March 31, 1999).



PERFORMANCE TABLE



The following performance table reflects the performance of Institutional Class shares over the periods indicated.



AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------------------
(for the periods ended                                                          SINCE      INCEPTION
December 31, 1999)                               1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
------------------------------------------------------------------------------------------------------
Institutional Class                               5.14%      --         --       5.18%      09/01/98
------------------------------------------------------------------------------------------------------
Reserve Class                                       --       --         --         --       01/26/00
------------------------------------------------------------------------------------------------------



Institutional Class shares' seven-day yield on December 31, 1999 was 5.01%. For the current seven-day yield of Reserve Class shares, call (800) 417-8837.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:


SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)                 RESERVE CLASS
----------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                       None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)          None
----------------------------------------------

ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)(1)             RESERVE CLASS
----------------------------------------------
Management Fees                       0.10%
Distribution and/or
Service (12b-1) Fees                  1.00
Other Expenses                        0.10
Total Annual Fund
Operating Expenses                    1.20
Fee Waiver and
Expense Reimbursement(2)              0.31
Net Expenses(3)                       0.89
----------------------------------------------


(1) The fees and expenses are based on estimated net assets for the current fiscal period.
(2) The distributor has contractually agreed to waive 0.20% of the Rule 12b-1 distribution plan fee. The investment advisor has contractually agreed to limit Total Annual Fund Operating Expenses, excluding the Rule 12b-1 distribution plan fee, interest expense, taxes and extraordinary expenses, to 0.09%.
(3) The investment advisor has voluntarily agreed to limit Net Expenses, excluding the Rule 12b-1 distribution plan fee, interest expense, taxes and extraordinary expenses, to 0.06%. This limitation can be terminated at any time. Net Expenses, net of this voluntary limitation, are 0.86%.

You should also consider the effect of any account fees charged by the financial institution managing your account.

  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Reserve Class of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                 1 YEAR   3 YEARS
---------------------------------
Reserve Class     $122     $381
---------------------------------

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 120 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended August 31, 1999, the advisor received no compensation.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Reserve Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other financial institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Reserve Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Reserve Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Reserve Class; providing periodic statements showing a client's account balance in shares of the Reserve Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.

  The Reserve Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most investors will perform their own subaccounting.

  Investors in the Reserve Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Reserve Class.

DIVIDENDS AND DISTRIBUTIONS


The fund expects that its distributions, if any, will consist primarily of ordinary income.

DIVIDENDS

The fund generally declares dividends on each business day and pays dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

  Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to the Reserve Class that allows the fund to pay distribution fees to Fund Management Company (distributor) for the sale and distribution of its shares and fees for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

The minimum initial investment in the Reserve Class is $1,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.


  Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 5:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of your order. Subsequent purchases of shares of the fund may also be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product.


  If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Reserve Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to shares of the Reserve Class will be sent to you.

  You may place an order for the purchase of shares of the Reserve Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Reserve Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Reserve Class are normally made through your institution.

  You may request a redemption by calling the transfer agent at (800) 417-8837, or by using AIM LINK--Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

  Payment for redemption orders received prior to 5:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

  Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND


If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

  THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

  - REJECT OR CANCEL ANY PART OF ANY PURCHASE ORDER;

  - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

  - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 5:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern time on a business day of the fund, the redemption will be processed at the net asset value next determined and the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of the fund shares will be subject to federal income tax.

  The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                         -----------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                         -----------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------


BY MAIL:                     A I M Fund Services, Inc.
                             P. O. Box 0843
                             Houston, TX 77001-0843

BY TELEPHONE:                (800) 417-8837

BY E-MAIL:                   general@aimfunds.com

ON THE INTERNET:             http://www.aimfunds.com
                             (prospectuses and annual
                             and semiannual reports
                             only)


---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-----------------------------------
 Government & Agency Portfolio
 SEC 1940 Act file number: 811-2729
-----------------------------------

[AIM LOGO APPEARS HERE]      www.aimfunds.com             INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

        GOVERNMENT & AGENCY
        PORTFOLIO
        ----------------------------------------------------------------------
        Resource Class
        Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

        PROSPECTUS

        MAY 30, 2000


                                       This prospectus contains important
                                       information about the Resource Class
                                       of the fund. Please read it before
                                       investing and keep it for future
                                       reference.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

                                       There can be no assurance that the
                                       fund will be able to maintain a
                                       stable net asset value of $1.00 per
                                       share.


                                       An investment in the fund:


                                       - is not FDIC insured;


                                       - may lose value; and


                                       - is not guaranteed by a bank.


        [AIM LOGO APPEARS HERE]                  INVEST WITH DISCIPLINE
                                                --Registered Trademark--

                        ----------------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                        ----------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------



INVESTMENT OBJECTIVE AND STRATEGIES           1
 - - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND      1
- - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                       2
- - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                          2

Performance Table                             2

FEE TABLE AND EXPENSE EXAMPLE                 3
- - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                     3

Expense Example                               3

FUND MANAGEMENT                               4
- - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                   4

Advisor Compensation                          4

OTHER INFORMATION                             4
- - - - - - - - - - - - - - - - - - - - - - - - -

Suitability for Investors                     4

Dividends and Distributions                   4

FINANCIAL HIGHLIGHTS                          5
- - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                     A-1
- - - - - - - - - - - - - - - - - - - - - - - - -

Distribution and Service (12b-1) Fees       A-1

Purchasing Shares                           A-1

Redeeming Shares                            A-1

Pricing of Shares                           A-2

Taxes                                       A-2

OBTAINING ADDITIONAL INFORMATION     Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - -



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con Disciplina and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design, AIM Internet Connect and AIM Investor are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ----------------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                       ----------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------


The fund's investment objective is to maximize current income consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.



  The fund attempts to meet its objective by investing, normally, at least 65% of its total assets in direct obligations of the U.S. Treasury, and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by:


- the full faith and credit of the U.S. Treasury;

- the right of the issuer to borrow from the U.S. Treasury;

- the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or

- the credit of the agency or instrumentality.


  The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


  The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------


An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.


  The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.


  If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                       ----------------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                       ----------------------------------


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.



ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the Resource Class shares. The Resource Class shares are not subject to sales loads.


                                    [GRAPH]


                                          ANNUAL
YEAR ENDED                                TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1999....................................   4.97%



  The Resource Class shares' year-to-date total return as of March 31, 2000
was [     %].



  During the period shown in the bar chart, Resource Class' highest quarterly return was 1.33% (quarter ended December 31, 1999) and its lowest quarterly return was 1.15% (quarter ended March 31, 1999).



PERFORMANCE TABLE



The following performance table reflects the performance of Resource Class shares over the periods indicated.



AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------------------
(for the periods ended                                                          SINCE      INCEPTION
December 31, 1999)                               1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
------------------------------------------------------------------------------------------------------
Resource Class                                    4.97%      --         --       5.02%      09/01/98
------------------------------------------------------------------------------------------------------



Resource Class shares' seven-day yield on December 31, 1999 was 4.85%. For the current seven-day yield, call (800) 825-6858.

                       ----------------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                       ----------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)                 RESOURCE CLASS
-----------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)         None
-----------------------------------------------

ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)                RESOURCE CLASS
-----------------------------------------------
Management Fees                      0.10%

Distribution and/or
Service (12b-1) Fees                 0.20

Other Expenses                       0.10

Total Annual Fund
Operating Expenses                   0.40

Fee Waiver and
Expense Reimbursement(1)             0.15

Net Expenses(2)                      0.25
-----------------------------------------------

(1) The distributor has contractually agreed to waive 0.04% of the Rule 12b-1 distribution plan fee. The investment advisor has contractually agreed to limit Total Annual Fund Operating Expenses, excluding the Rule 12b-1 distribution plan fee, interest expense, taxes and extraordinary expenses, to 0.09%.
(2) The investment advisor has voluntarily agreed to limit Net Expenses, excluding the Rule 12b-1 distribution plan fee, interest expense, taxes and extraordinary expenses, to 0.06%. This limitation can be terminated at any time. Net Expenses, net of this voluntary limitation, are 0.22%.

You should also consider the effect of any account fees charged by the financial institution managing your account.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Resource Class of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------
Resource Class              $41      $128      $224       $505
----------------------------------------------------------------

                       ----------------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                       ----------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 120 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended August 31, 1999, the advisor received no compensation.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Resource Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other financial institutions (institutions). It is expected that the shares of the Resource Class may be suitable for investment for corporate cash managers, municipalities or other public entities. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Resource Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Resource Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Resource Class; providing periodic statements showing a client's account balance in shares of the Resource Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.

  The Resource Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most investors will perform their own subaccounting.

  Investors in the Resource Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Resource Class.

DIVIDENDS AND DISTRIBUTIONS


The fund expects that its distributions, if any, will consist primarily of ordinary income.

DIVIDENDS

The fund generally declares dividends on each business day and pays dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

  Dividends are paid to settled shares of the fund as of 5:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                       ----------------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                       ----------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Resource Class. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  The information for the period September 1, 1999 through February 29, 2000 is unaudited. The information for the period September 1, 1998 through August 31, 1999 has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                           RESOURCE CLASS
                                                           ----------------------------------------------
                                                            FOR THE PERIOD           FOR THE PERIOD
                                                           SEPTEMBER 1, 1999       SEPTEMBER 1, 1998
                                                                THROUGH                 THROUGH
                                                           FEBRUARY 29, 2000        AUGUST 31, 1999
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $[     ]                 $  1.00
Income from investment operations:
  Net investment income                                         [     ]                    0.05
Less distributions:
  Dividends from net investment income                          [     ]                   (0.05)
Net asset value, end of period                                 $[     ]                 $  1.00
Total return(a)                                                 [     ]                    4.90%
---------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
---------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                       $[     ]                 $11,684
Ratio of expenses to average net assets(b)                      [     ]                    0.22%(c)
Ratio of net investment income to average net assets(d)         [     ]                    4.75%(c)
---------------------------------------------------------------------------------------------------------



(a) Not annualized for periods less than one year.


(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were
        % and 0.40% for 2000-1999, respectively.


(c) Ratios based on average net assets of $11,674,044.


(d) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense
    reimbursement were     % and 4.57% for 2000-1999, respectively.

                       ----------------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                       ----------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to the Resource Class that allows the fund to pay distribution fees to Fund Management Company (distributor) for the sale and distribution of its shares and fees for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

The minimum initial investment in the Resource Class is $10,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.


Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 5:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of your order. Subsequent purchases of shares of the fund may also be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product.


  If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Resource Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Resource Class will be sent to you.

  You may place an order for the purchase of shares of the Resource Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Resource Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Resource Class are normally made through your institution.

  You may request a redemption by calling the transfer agent at (800) 825-6858, or by using AIM LINK--Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

  Payment for redemption orders received prior to 5:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

  Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND


  If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

                       ----------------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                       ----------------------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

  THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

  - REJECT OR CANCEL ANY PART OF ANY PURCHASE ORDER;

  - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

  - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 5:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern time on a business day of the fund, the redemption will be processed at the net asset value next determined and the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of the fund shares will be subject to federal income tax.

  The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                       ----------------------------------
                         GOVERNMENT & AGENCY PORTFOLIO
                       ----------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------


BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 0843
                             Houston, TX 77001-0843

BY TELEPHONE:                (800) 825-6858

BY E-MAIL:                   general@aimfunds.com

ON THE INTERNET:             http://www.aimfunds.com
                             (prospectuses and annual
                             and semiannual reports
                             only)


---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-----------------------------------
 Government & Agency Portfolio
 SEC 1940 Act file number: 811-2729
-----------------------------------

[AIM LOGO APPEARS HERE]      www.aimfunds.com             INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

                                                     STATEMENT OF
                                                     ADDITIONAL INFORMATION

                          SHORT-TERM INVESTMENTS TRUST

                         GOVERNMENT & AGENCY PORTFOLIO

                            (CASH MANAGEMENT CLASS)

                             (INSTITUTIONAL CLASS)

                          (PERSONAL INVESTMENT CLASS)

                           (PRIVATE INVESTMENT CLASS)

                                (RESERVE CLASS)

                                (RESOURCE CLASS)

                               11 GREENWAY PLAZA
                                   SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                 (800) 659-1005

                             ---------------------

         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.
 IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS OF EACH OF THE ABOVE NAMED
                 CLASSES OF THE GOVERNMENT & AGENCY PORTFOLIO,
                   COPIES OF WHICH MAY BE OBTAINED BY WRITING
                  FUND MANAGEMENT COMPANY, 11 GREENWAY PLAZA,
                      SUITE 100, HOUSTON, TEXAS 77046-1173
                           OR CALLING (800) 659-1005

                             ---------------------


             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 30, 2000

       RELATING TO THE PROSPECTUS OF EACH OF THE FOLLOWING CLASSES OF THE

                         GOVERNMENT & AGENCY PORTFOLIO:

              CASH MANAGEMENT CLASS PROSPECTUS DATED MAY 30, 2000,


               INSTITUTIONAL CLASS PROSPECTUS DATED MAY 30, 2000,


            PERSONAL INVESTMENT CLASS PROSPECTUS DATED MAY 30, 2000,


            PRIVATE INVESTMENT CLASS PROSPECTUS DATED MAY 30, 2000,


                  RESERVE CLASS PROSPECTUS DATED MAY 30, 2000


                AND RESOURCE CLASS PROSPECTUS DATED MAY 30, 2000

                               TABLE OF CONTENTS


                                                                PAGE
                                                              --------
Introduction................................................     B-3
General Information about the Trust.........................     B-3
     The Trust and Its Shares...............................     B-3
Portfolio Transactions and Brokerage........................     B-5
     General Brokerage Policy...............................     B-5
     Allocation of Portfolio Transactions...................     B-6
     Section 28(e) Standards................................     B-6
Share Purchases and Redemptions.............................     B-7
     Purchases and Redemptions..............................     B-7
     Redemptions by the Portfolio...........................     B-7
     Net Asset Value Determination..........................     B-7
     Distribution Agreement.................................     B-8
     Distribution Plan......................................     B-8
     Banking Regulations....................................    B-10
     Performance Information................................    B-10
Investment Program and Restrictions.........................    B-11
     Investment Program.....................................    B-11
     Investment Policies....................................    B-12
     Investment Practices...................................    B-12
     Interfund Loans........................................    B-12
     Lending of Portfolio Securities........................    B-12
     Margin Transactions, Short Sales and Options...........    B-13
     Investment Restrictions................................    B-13
Management..................................................    B-15
     Trustees and Officers..................................    B-15
     Remuneration of Trustees...............................    B-17
     Investment Advisor.....................................    B-19
     Administrative Services................................    B-20
     Expenses...............................................    B-20
     Transfer Agent and Custodian...........................    B-21
     Legal Matters..........................................    B-21
     Reports................................................    B-21
     Sub-Accounting.........................................    B-21
     Principal Holders of Securities........................    B-22
Dividends, Distributions and Tax Matters....................    B-29
     Dividends and Distributions............................    B-29
     Tax Matters............................................    B-29
     Qualification as a Regulated Investment Company........    B-29
     Excise Tax on Regulated Investment Companies...........    B-30
     Portfolio Distributions................................    B-30
     Sale or Redemption of Shares...........................    B-31
     Foreign Shareholders...................................    B-31
     Effect of Future Legislation; Local Tax
      Considerations........................................    B-31
Financial Statements........................................      FS

                                  INTRODUCTION


  The Government & Agency Portfolio (the "Portfolio") is an investment portfolio of Short-Term Investments Trust (the "Trust"), a mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information is included in the Cash Management Class Prospectus dated May 30, 2000, the Institutional Class Prospectus dated May 30, 2000, the Personal Investment Class Prospectus dated May 30, 2000, the Private Investment Class Prospectus dated May 30, 2000, the Reserve Class Prospectus dated May 30, 2000 and the Resource Class Prospectus dated May 30, 2000 (each a "Prospectus"). Additional copies of each Prospectus and this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Trust's shares, Fund Management Company ("FMC"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling (800) 659-1005. Investors must receive a Prospectus before they invest.


  This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Trust and each class of the Portfolio. Some of the information required to be in this Statement of Additional Information is also included in each Prospectus; and, in order to avoid repetition, reference will be made to sections of the applicable Prospectus. Additionally, each Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from each Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                      GENERAL INFORMATION ABOUT THE TRUST

THE TRUST AND ITS SHARES

  The Trust is an open-end diversified management series investment company which was originally organized as a corporation under the laws of the State of Maryland on January 24, 1977, but which had no operations prior to November 10, 1980. The Trust was reorganized as a business trust under the laws of the Commonwealth of Massachusetts on December 31, 1986. The Trust was again reorganized as a business trust under the laws of the State of Delaware on October 15, 1993. A copy of the Amended and Restated Agreement and Declaration of Trust (the "Declaration of Trust") establishing the Trust is on file with the SEC. Shares of beneficial interest of the Trust are redeemable at the net asset value thereof at the option of the shareholder or at the option of the Trust in certain circumstances. For information concerning the methods of redemption and the rights of share ownership, investors should consult each Prospectus under the caption "Redeeming Shares."


  The Trust offers on a continuous basis shares representing an interest in one of three portfolios: the Portfolio, the Treasury Portfolio and the Government TaxAdvantage Portfolio (together, the "Portfolios"). The Portfolio consists of the following six classes of shares: Cash Management Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. Each class of shares is sold pursuant to a separate Prospectus and this joint Statement of Additional Information. Each such class has different shareholder qualifications and bears expenses differently. This Statement of Additional Information relates to each class of the Portfolio. The classes of the Treasury Portfolio and the Government TaxAdvantage Portfolio are offered pursuant to separate prospectuses and separate statements of additional information.



  All shares of the Trust have equal rights with respect to voting, except that the holders of shares of a particular class will have the exclusive right to vote on matters pertaining to distribution plans or shareholder service plans, if any such plans are adopted, relating solely to such class.


  Shareholders of the Trust do not have cumulative voting rights. Therefore the holders of more than 50% of the outstanding shares of all series or classes voting together for election of trustees may elect all of the members of the Board of Trustees and in such event, the remaining holders cannot elect any members of the Board of Trustees.

  The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, any Portfolios and any class thereof, however, may be terminated at any time, upon the recommendation of the Board of Trustees, by vote of a majority of the outstanding shares of the Trust, such Portfolio and such class, respectively; provided, however, that the Board of Trustees may terminate, without such shareholder approval, the Trust, each of its Portfolios and any class thereof with respect to which there are fewer than 100 holders of record.

  There are no preemptive or conversion rights applicable to any of the Trust's shares. The Trust's shares, when issued, will be fully paid and non-assessable. Shares are fully assignable and subject to encumbrance by a shareholder. The Board of Trustees may establish and designate and change in any manner any portfolio or any classes or classes thereof, may fix or change the preferences, voting rights, rights and privileges of any portfolio or classes thereof, and may divide or combine the shares of any portfolio or classes thereof into a greater or lesser number. The Board of Trustees also may classify or convert any issued shares of any portfolio, or classes thereof, into a greater or lesser number. Any such classification or reclassification will comply with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act").

  The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares, of $.01 par value, of each class of shares of beneficial interest of the Trust. The Board of Trustees may establish additional series or classes of shares from time to time without shareholder approval.

  The assets received by the Trust for the issue or sale of shares of each class relating to a portfolio and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, will be allocated to that portfolio, and constitute the underlying assets of that portfolio. The underlying assets of each portfolio will be segregated and will be charged with the expenses with respect to that portfolio and its respective classes and with a share of the general expenses of the Trust. While certain expenses of the Trust will be allocated to the separate books of account of each portfolio, certain other expenses may be legally chargeable against the assets of the entire Trust.


  Under Delaware law, shareholders of a Delaware business trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations; however, there is a remote possibility that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Declaration of Trust further provides for indemnification out of the property of the Portfolio for all losses and expenses of any shareholder of the Portfolio held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which the Portfolio would be unable to meet its obligations and wherein the complaining party was held not to be bound by the disclaimer.



  The Declaration of Trust also provides that the trustees and officers will not be personally liable for any act, omission or obligation of the Trust or any trustee or officer. However, nothing in the Declaration of Trust protects a trustee or officer against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust. The Declaration of Trust provides for indemnification by the Trust of the trustees and the officers, employees or agents of the Trust if it is determined that such person acted in good faith and reasonably believed: (1) in the case of conduct in his or her official capacity for the Trust, that his or her conduct was in the Trust's best interests, (2) in all other cases, that his or her conduct was at least not opposed to the Trust's best interest and (3) in a criminal proceeding, that he or she had no reason to believe that his or her conduct was unlawful. Such person may not be indemnified against any liability to the Trust or to the Trust's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration of Trust also authorizes the purchase of liability insurance on behalf of trustees and officers.



  As described in each Prospectus, the Trust will not normally hold annual shareholders' meetings. At such time as less than a majority of the trustees have been elected by the shareholders, the trustees then in office will call a shareholders' meeting for the election of trustees. Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Trust and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust.


  Except as otherwise disclosed in each Prospectus and in this Statement of Additional Information, the trustees shall continue to hold office and may appoint their successors.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE


GENERAL BROKERAGE POLICY


  AIM makes decisions to buy and sell securities for the Portfolio, selects broker-dealers, effects the Portfolio's investment portfolio transactions, allocates brokerage fees in such transactions, and where applicable, negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate or spread (as applicable). While AIM seeks reasonable competitive commission rates, the Portfolio may not pay the lowest commission or spread available. See "Section 28(e) Standards" below.


  In the event the Portfolio purchases securities traded in over-the-counter markets, the Portfolio deals directly with dealers who make markets in the securities involved, except when better prices are available elsewhere. Portfolio transactions placed through dealers who are primary market makers are effected at net prices without commissions, but which include compensation in the form of a mark up or mark down.


  AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Portfolio) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Portfolio and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Portfolio and of the other AIM Funds. In connection with (3) above, the Portfolio's trades may be executed directly by dealers which sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.



  The Portfolio may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of the Portfolio, provided the conditions of an exemptive order received by the Portfolio from the SEC are met. In addition, the Portfolio may purchase or sell a security from or to another AIM Fund or account provided the Portfolio follows procedures adopted by the Board of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.


  The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

  Under the 1940 Act, certain persons affiliated with the Trust are prohibited from dealing with the Portfolios as principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. Furthermore, the 1940 Act prohibits the Trust from purchasing a security being publicly underwritten by a syndicate of which certain persons affiliated with the Trust are members except in accordance with certain conditions. These conditions may restrict the ability of the Portfolio to purchase money market obligations being publicly underwritten by such a syndicate, and the Portfolio may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Trust may, from time to time, serve as placement agent or financial advisor to an issuer of money market obligations and be paid a fee by such issuer. The Portfolio may purchase such money market obligations directly from the issuer, provided that the purchase is made in accordance with procedures adopted by the Trust's Board of Trustees and any such purchases are reviewed at least quarterly by the Trust's Board of Trustees and a determination is made that all such purchases were effected in compliance with such procedures, including a determination that the placement fee or other remuneration paid by the issuer to the person affiliated with the Trust was fair and reasonable in relation to the fees charged by others performing similar services.

ALLOCATION OF PORTFOLIO TRANSACTIONS


  AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Portfolio. Occasionally, identical securities will be appropriate for investment by the Portfolio and by another fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Portfolio and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Portfolio's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.


  Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM could have an adverse effect on the price or amount of securities available to the Portfolio. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.

SECTION 28(E) STANDARDS


  Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, the Portfolio may pay a broker higher commissions than those available from another broker.


  Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

  The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Portfolio. However, the Portfolio is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

  In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Portfolio is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

                        SHARE PURCHASES AND REDEMPTIONS

PURCHASES AND REDEMPTIONS

  A complete description of the manner by which shares of a particular class may be purchased or redeemed appears in each Prospectus under the headings "Purchasing Shares" and "Redeeming Shares."


  Prior to the initial purchase of Portfolio shares, an investor must complete and send an Account Application to AFS at P.O. Box 0843, Houston, Texas 77001-0843. An Account Application may be obtained from the distributor. An investor may make changes to the information provided in the Account Application by submitting such changes in writing to the transfer agent or by completing and submitting to the transfer agent a new Account Application.


  The Trust reserves the right to reject any purchase order and to withdraw all or any part of the offering made by a Prospectus. Any funds received with respect to an order which is not accepted by the Trust and any funds received for which an order has not been received will be promptly returned to an investor. Any request for correction to a transaction of Portfolio shares must be submitted in writing to AFS. AFS reserves the right to reject any such request. When a correction results in a dividend adjustment, the institution must agree in writing to reimburse the Portfolio for any loss resulting from the correction. Failure to deliver purchase proceeds on the requested settlement date may result in a claim against the institution for an amount equal to the overdraft charge incurred by the Portfolio.


  An investor may terminate his or her relationship with an institution at any time, in which case an account in the investor's name will be established directly with the Portfolio and the investor will become a shareholder of record. In such case, however, the investor will not be able to purchase additional shares of the Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class or the Resource Class directly, except through reinvestment of dividends and distributions.


  Payment for redeemed shares of the Portfolio is normally made by Federal Reserve wire to the commercial bank account designated in the shareholder's Account Application on the day specified below, but may be remitted by check upon request by a shareholder. A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Trust. The authorized signature on the notice must be guaranteed by a commercial bank or trust company (which may include the shareholder). Additional documentation may be required when deemed appropriate by the Portfolio or AFS.

  The Trust may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.


  A "Business Day" of the Trust is any day on which member banks of the Federal Reserve Bank of New York and The Bank of New York are open for business. If AFS receives a redemption request on a Business Day prior to 3:00 p.m. Eastern time, the redemption will be effected at the net asset value of the Portfolio determined as of 3:00 p.m. Eastern time and the Trust will normally wire redemption proceeds on that day. A redemption request received by AFS after 3:00 p.m. Eastern time will be effected at the net asset value of the Portfolio determined as of 3:00 p.m. Eastern time on the next Business Day and proceeds will normally be wired on the next Business Day. If proceeds are not wired on the same day, shareholders will accrue dividends until the day the proceeds are wired. The Trust, however, reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.


  Any request for correction to a redemption transaction of Portfolio shares must be submitted in writing to AFS.

REDEMPTIONS BY THE PORTFOLIO

  If the Trust determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the Trust may, at its discretion, redeem the account and distribute the proceeds to you.


NET ASSET VALUE DETERMINATION



  The net asset value per share of each class the Portfolio is determined as of 3:00 p.m. Eastern time on each Business Day of the Trust. For the purpose of determining the price at which all shares of the Portfolio are issued and redeemed, the net asset value per share is calculated by: (a) valuing all securities and instruments of the Portfolio as set forth below; (b) adding other assets of the Portfolio, if any; (c) deducting the liabilities of the Portfolio;
(d) dividing the resulting amount by the number of shares outstanding of the Portfolio; and (e) rounding such per share net asset value to the nearest whole cent. Among other items, the Portfolio's liabilities include accrued expenses and dividends payable, and its total assets include portfolio securities valued at their market value as well as income accrued but not yet received.

  The debt instruments held in the Portfolio are valued on the basis of amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Trust would receive if it sold the entire portfolio.

  The valuation of the portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Portfolio is permitted in accordance with applicable rules and regulations of the SEC, which require the Trust to adhere to certain conditions. The Portfolio will invest only in "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, which the Board of Trustees has determined present minimal credit risks. Rule 2a-7 also requires, among other things, that the Portfolio maintain a dollar-weighted average portfolio maturity of 90 days or less and purchase only U.S. dollar-denominated instruments having remaining maturities of 397 calendar days or less.


  The Board of Trustees has established procedures designed to stabilize, to the extent reasonably practicable, the Trust's price per share at $1.00 for the Portfolio as computed for the purpose of sales and redemptions. Such procedures include review of the Portfolio's portfolio holdings by the Board of Trustees, at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Portfolio deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the Portfolio's shares. In the event the Board of Trustees determines that such a deviation exists for the Portfolio, it will take such corrective action as the Board of Trustees deems necessary and appropriate with respect to the Portfolio, including the sales of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.


DISTRIBUTION AGREEMENT


  The Trust has entered into a Master Distribution Agreement (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the exclusive distributor of the shares of each class of the Portfolio. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Mail addressed to FMC should be sent to P.O. Box 4497, Houston, Texas 77210-4497. See "General Information About the Trust -- Trustees and Officers" and "-- Investment Advisor" for information as to the affiliation of certain trustees and officers of the Trust with FMC, AIM and AIM Management.



  The Distribution Agreement provides that FMC has the exclusive right to distribute the shares of each class of the Portfolio either directly or through other broker-dealers. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Trust and the costs of preparing and distributing any other supplemental sales literature. FMC has not undertaken to sell any specified number of shares of the Portfolio.



  The Distribution Agreement will continue in effect from year to year only if such continuation is specifically approved at least annually by the Trust's Board of Trustees and the affirmative vote of the trustees who are not parties to the Distribution Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Trust or FMC may terminate the Distribution Agreement on 60 days' written notice, without penalty. The Distribution Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act.


  FMC may, from time to time, at its expense, pay a bonus or other consideration or incentive to dealers or institutions who sell a minimum dollar amount of the shares of a particular class during a specific period of time. In some instances, these incentives may be offered only to certain dealers or institutions who have sold or may sell significant amounts of shares. The total amount of such additional bonus or payments or other consideration shall not exceed 0.05% of the net asset value of the shares of the class sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of shares or the amount received as proceeds from such sales. Dealers or institutions may not use sales of the shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.

DISTRIBUTION PLAN


  The Trust has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, with respect to the Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. The Plan provides that the Trust may compensate FMC in connection with the distribution of shares of the Portfolio. Such compensation may be expended when and if authorized by the Board of Trustees and may be used to finance such distribution-related services as expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and costs of administering the Plan.

  Pursuant to the Plan, the Trust may enter into Shareholder Service Agreements ("Service Agreements") with selected broker-dealers, banks, other financial institutions or their affiliates. Such firms may receive from the Portfolio compensation for servicing investors as beneficial owners of the shares of the Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class of the Portfolio. These services may include among other things: (a) answering customer inquiries regarding the shares of these classes and the Portfolio; (b) assisting customers in changing dividend options, account designations and addresses; (c) performing sub-accounting; (d) establishing and maintaining shareholder accounts and records; (e) processing purchase and redemption transactions; (f) automatic investment of customer cash account balances in the shares of these classes; (g) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by such firm; (h) arranging for bank wires; and (i) such other services as the Trust may request on behalf of the shares of these classes, to the extent such firms are permitted to engage in such services by applicable statute, rule or regulation. The Plan may only be used for the purposes specified above and as stated in the Plan. Expenses may not be carried over from year to year.


  The Plan does not obligate the Trust to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan. Thus, even if FMC's actual expenses exceed the fee payable to FMC thereunder at any given time, the Trust will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

  FMC may from time to time waive or reduce any portion of its 12b-1 fee for Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, FMC will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between FMC and the Trust.

  The Plan requires the officers of the Trust to provide the Board of Trustees at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. The Board of Trustees shall review these reports in connection with their decisions with respect to the Plan.

  With respect to the Cash Management Class, Private Investment Class and Resource Class, the amount paid to dealers and financial institutions pursuant to the Plan for the fiscal year ended August 31, 1999 was $53,328, $123,530 and $18,678, respectively, (or an amount equal to 0.08%, 0.30% and 0.16% of the average daily net assets of Cash Management Class, Private Investment Class, and Resources Class, respectively). With respect to the Cash Management Class, Private Investment Class, and Resources Class, FMC received no compensation pursuant to the Plan for the fiscal year ended August 31, 1999. During the fiscal year ended August 31, 1999, FMC waived fees with respect to the Portfolio in the amount of $100,356.


  As required by Rule 12b-1 under the 1940 Act, the Plan has been approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified Trustees"). In approving the Plan in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plan would benefit the Trust and the holders of shares of the applicable classes of the Portfolio. Anticipated benefits that may result from the Plan are: (i) FMC, brokerage firms and financial institutions will provide a shareholder with rapid access to his or her account for the purpose of effecting executions of purchase and redemption orders; (ii) FMC and shareholder service agents will provide prompt, efficient and reliable responses to shareholder inquiries concerning account status; (iii) a well-developed, dependable network of shareholder service agents may help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of the Portfolio; and (iv) a successful distribution effort will assist FMC in maintaining and increasing the organizational strength needed to service the Portfolio.


  The Plan complies with the Conduct Rules of the National Association of Securities Dealers, Inc. and provides for payment of a service fee to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of each applicable class of the Portfolio, in amounts of up to 0.25% of the average net assets of such class of the Portfolio attributable to the customers of such dealers or financial institutions. Payments to dealers and other financial institutions in excess of such amount and payments to FMC would be characterized as an asset-based sales charge pursuant to the amended Plan. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each applicable class.

  The Plan, unless sooner terminated in accordance with its terms, shall continue in effect as to each applicable class from year to year as long as such continuance is specifically approved at least annually by the Board of Trustees, including a majority of the Qualified Trustees.

  FMC is a wholly owned subsidiary of AIM, an indirect wholly owned subsidiary of AMVESCAP PLC. Charles T. Bauer, a Trustee and Chairman of the Trust and Robert H. Graham, a Trustee and President of the Trust, own shares of AMVESCAP PLC.

  The Plan may be terminated as to a particular class of the Portfolio by vote of a majority of the Qualified Trustees, or by vote of a majority of the holders of the outstanding voting securities of such class. Any change in the Plan that would increase materially the distribution expenses paid by an applicable class requires shareholder approval; otherwise, the Plan may be amended by the trustees, including a majority of the Qualified Trustees, by vote cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Qualified Trustees is committed to the discretion of the Qualified Trustees.

BANKING REGULATIONS


  On November 12, 1999, the Gramm-Leach-Bliley Act of 1999 was signed into law. This Act removed the regulatory barriers previously established between banks and bank holding companies, and insurance companies and broker-dealers. Various provisions of this Act became effective immediately, and others will become effective through November 2000. While the ultimate effect of such legislation is unclear, financial holding companies and their affiliated bank and financial subsidiaries will be able to participate in the distribution of mutual fund shares.


PERFORMANCE INFORMATION

  As stated under the caption "Performance Information -- Performance Table" in each Prospectus, yield information for the shares of each class of the Portfolio may be obtained by calling the telephone number set forth in the Prospectus for that class. Performance will vary from time to time and past results are not necessarily indicative of future results. Investors should understand that performance is a function of the type and quality of the Portfolio's investments as well as its operating expenses and market conditions. Performance information for the shares of the Portfolio may not provide a basis for comparison with investments which pay fixed rates of interest for a stated period of time, with other investments or with investment companies which use a different method of calculating performance. A shareholder's investment in the Portfolio is not insured or guaranteed. These factors should be carefully considered by the investor before making an investment in the Portfolio.

  Calculations of yield will take into account the total income received by the Portfolio. To the extent that different classes of shares bear different expenses, the yields of such classes will vary. To the extent that institutions charge fees in connection with services provided in conjunction with the Trust, the yield will be lower for those beneficial owners paying such fees.

  The current yields quoted will be the net average annualized yield for an identified period, such as seven consecutive calendar days or a month. Yields will be computed by assuming that an account was established with a single share (the "Single Share Account") on the first day of the period. To arrive at the quoted yield, the net change in the value of that Single Share Account for the period (which would include dividends accrued with respect to the share, and dividends declared on shares purchased with dividends accrued and paid, if any, but would not include any realized gains and losses or unrealized appreciation or depreciation and income other than investment income) will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of one percent. The Trust may also furnish a quotation of effective yields that assumes the reinvestment of dividends for a 365 day year and a return for the entire year equal to the average annualized yields for the period, which will be computed by compounding the unannualized current yields for the period by adding 1 to the unannualized current yields, raising the sum to a power equal to 365 divided by the number of days in the period, and then subtracting 1 from the result.

  From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of the Portfolio. Voluntary fee waivers or reductions or commitments to assume expenses may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions or commitments to assume expenses, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions or reimbursement of expenses set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Trust. Fee waivers or reductions or commitments to reduce expenses will have the effect of the increasing the Portfolio's yield and total return.


  For the seven-day period ended February 29, 2000, the current and effective yields for the Private Investment Class were 5.49% and 5.64%, respectively. For the seven-day period ended February 29, 2000, the current and effective yields for the Institutional Class were 5.79% and 5.96%, respectively. For the seven-day period ended February 29, 2000, the current and effective yields for the Cash Management Class were 5.71% and 5.88%, respectively. As February 29, 2000, the Personal Investment Class and the Reserve Class had not commenced operations. For the seven-day period ended February 29, 2000, the current and effective yields for the Resource Class were 5.63% and 5.79%, respectively. These yields are quoted for illustration purposes only. The yields for any other seven-day period may be substantially different from the yields quoted above.

  The Trust may compare the performance of a class or the performance of securities in which it may invest to:

  - IBC/Donoghue's Money Fund Averages, which are average yields of various types of money market funds that include the effect of compounding distributions;

  - other mutual funds, especially those with similar investment objectives. These comparisons may be based on data published by IBC/Donoghue's Money Fund Report or by Lipper, Inc., a widely recognized independent service, which monitors the performance of mutual funds;

  - yields on other money market securities or averages of other money market securities as reported by the Federal Reserve Bulletin, by TeleRate, a financial information network, or by Bloomberg, a financial information firm; and

  - other fixed-income investments such as Certificates of Deposit ("CDs").

  The principal value and interest rate of CDs and money market securities are fixed at the time of purchase whereas the yield of a class will fluctuate. Unlike some CDs and certain other money market securities, money market mutual funds are not insured by the FDIC. Investors should give consideration to the quality and maturity of the portfolio securities of the respective investment companies when comparing investment alternatives.

  The Trust may reference the growth and variety of money market mutual funds and AIM's innovation and participation in the industry.

                      INVESTMENT PROGRAM AND RESTRICTIONS

INVESTMENT PROGRAM


  Information concerning the Portfolio's investment objective is set forth in each Prospectus under the heading "Investment Objective and Strategies." The principal features of the Portfolio's investment program and the primary risks associated with that investment program are also discussed in each Prospectus. There can be no assurance that the Portfolio will achieve its objective. The values of the securities in which the Portfolio invests fluctuate based upon interest rates, the financial stability of the issuer and market factors.



  Set forth in this section is a description of the Portfolio's investment policies, strategies and practices. The investment objective of the Portfolio is non-fundamental and may be changed by the Board of Trustees without shareholder approval. The Portfolio's investment policies, strategies and practices are also non-fundamental. The Board of Trustees of the Trust reserves the right to change any of these non-fundamental investment policies, strategies or practices without shareholder approval. However, shareholders will be notified before any material change in the investment policies becomes effective. The Portfolio has adopted certain investment restrictions, some of which are fundamental and cannot be changed without shareholder approval. See "Investment Program and Restrictions -- Investment Restrictions" in this Statement of Additional Information. Any percentage limitations with respect to assets of the Portfolio will be applied at the time of purchase.



  The Portfolio seeks to achieve its objective by investing in high grade money market instruments. The money market instruments in which the Portfolio invests are considered to carry very little risk and accordingly may not have as high a yield as that available on money market instruments of lesser quality. The Portfolio invests in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds and repurchase agreements relating to such securities. In addition, the Portfolio invests in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, and repurchase agreements relating to such securities. Under normal circumstances, the Portfolio will invest at least 65% of its total assets in the foregoing securities.


  As set forth in each Prospectus, the Portfolio will limit its purchases of securities to U.S. dollar-denominated securities which are "First Tier" securities, as such term is defined from time to time in Rule 2a-7 under the 1940 Act. A First Tier Security is generally a security that: (i) has received a short-term rating, or is subject to a guarantee that has received a short-term rating, or, in either case, is issued by an issuer with a short-term rating from the Requisite NRSROs in the highest short-term rating category for debt obligations; (ii) is an unrated security that the Portfolio's investment adviser has determined is of comparable quality to a rated security described in (i);
(iii) is a security issued by a registered investment company that is a money market fund; or (iv) is a Government security. The term "Requisite NRSROs" means
(a) any two nationally recognized statistical rating organizations that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Portfolio acquires the security, that NRSRO. At present, the NRSROs are; Standard & Poor's Corp.; Moody's Investors Services, Inc.; Thomson Bankwatch, One; Duff and Phelps, Inc.; Fitch Investors Services, Inc. and; with regard to certain types of securities, IBCA Ltd and its subsidiary; IBCA, Inc. Subcategories or gradations in ratings (such as "+" or "-") do not count as rating categories.

INVESTMENT POLICIES


  GOVERNMENT OBLIGATIONS. The Portfolio may invest in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities. Such obligations may be supported (a) by the full faith and credit of the U.S. Treasury (as in the case of Government National Mortgage Association Certificates), (b) by the right of the issuer to borrow from the U.S. Treasury (as in the case of obligations of the Federal Home Loan
Bank), (c) by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality (as in the case of the Federal National Mortgage Association), or (d) only by the credit of the agency or instrumentality itself (as in the case of obligations of the Federal Farm Credit
Bank). No assurance can be given that the U.S. Government will provide financial support to such U.S. Government sponsored agencies or instrumentalities in the future and it is not obligated by law to renew, grant or extend future financial support.



  REPURCHASE AGREEMENTS. The Portfolio intends to invest in repurchase agreements with banks and broker-dealers pertaining to the securities described above and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. A repurchase agreement is an instrument under which the Portfolio acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed-upon time and price, thereby determining the yield during the Portfolio's holding period. Repurchase transactions are limited to a term not to exceed 365 days. The Portfolio may enter into repurchase agreements only with institutions believed by the Trust's Board of Trustees to present minimal credit risk. With regard to repurchase transactions, in the event of a bankruptcy or other default of a seller or a repurchase agreement (such as the seller's failure to repurchase the obligation in accordance with the terms of the agreement), the Portfolio could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. Repurchase agreements are considered to be loans under the 1940 Act.



INVESTMENT PRACTICES



  ILLIQUID SECURITIES. The Portfolio will invest no more than 10% of its net assets in illiquid securities.



INTERFUND LOANS



  The Portfolio may lend up to 33 1/3% of its total assets to another AIM Fund, on such terms and conditions as the SEC may require in an exemptive order. An application for exemptive relief has been filed with the SEC on behalf of the Portfolio and other AIM Funds. The Portfolio may also borrow from another AIM Fund to satisfy redemption requests or to cover unanticipated cash shortfalls due to a delay in the delivery of cash to the Portfolio's custodian or improper delivery instructions by a broker effectuating a transaction. It is anticipated that the Portfolio would not participate as a borrower in the interfund lending facility because it would rarely need to borrow cash to meet redemptions; however, it is anticipated that the Portfolio will be a lender to other AIM Funds under the interfund lending facility.



  INVESTMENTS IN OTHER INVESTMENT COMPANIES. The Portfolio may invest in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and if applicable, exemptive orders granted by the SEC. The following restrictions apply to investments in other investment companies:
(i) the Portfolio may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) the Portfolio may not invest more than 5% of its total assets in securities issued by another investment company: and
(iii) the Portfolio may not invest more than 10% of its total assets in securities issued by other investment companies. With respect to the Portfolio's purchase of shares of another investment company, the Portfolio will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company.



LENDING OF PORTFOLIO SECURITIES



  Consistent with applicable regulatory requirements the Portfolio may lend its portfolio securities (principally to broker-dealers) to the extent of one-third of its total assets. Such loans would be callable at any time and would be continuously secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. The Portfolio would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of the loan collateral if it were cash. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or affiliated money market funds. Where voting or consent rights with respect to loaned securities pass to the borrower, the Portfolio will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such voting or consent rights if the matters involved are expected to have a material effect on the Portfolio's investment in the loaned securities. Lending securities entails a risk of loss to the Portfolio if and to the extent that the market value of the securities loaned were to increase and the lender did not increase the collateral accordingly.


  PORTFOLIO TRANSACTIONS. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Securities held by the Portfolio will be disposed of prior to maturity if an earlier disposition is deemed desirable by AIM to meet redemption requests. In addition, AIM will continually monitor the creditworthiness of issuers whose securities are held by the Portfolio, and securities held by the Portfolio may be disposed of prior to maturity as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.


  PURCHASING DELAYED DELIVERY SECURITIES. In managing the Portfolio's investments, AIM may indicate to dealers or issuers its interest in acquiring certain securities for the Portfolio for settlement beyond a customary settlement date. In some cases, the Portfolio may agree to purchase such securities at stated prices and yields. In such cases, such securities are considered "delayed delivery" securities when traded in the secondary market. Since this is done to facilitate the acquisition of portfolio securities and is not for the purpose of investment leverage, the amount of delayed delivery securities involved may not exceed the estimated amount of funds available for investment on the settlement date. Until the settlement date, liquid assets of the Portfolio with a dollar value sufficient at all times to make payment for the delayed delivery securities will be segregated. The total amount of segregated liquid assets may not exceed 25% of the Portfolio's total assets. The delayed delivery securities, which will not begin to accrue interest until the settlement date, will be recorded as an asset of the Portfolio and will be subject to the risks of market value fluctuations. The purchase price of the delayed delivery securities will be recorded as a liability of the Portfolio until settlement. Absent extraordinary circumstances, the Portfolio's right to acquire delayed delivery securities will not be divested prior to the settlement date.



MARGIN TRANSACTIONS, SHORT SALES AND OPTIONS



  The Portfolio does not intend to engage in short sales or to purchase or sell put or call options. The Portfolio will not purchase any security on margin, except that it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities.


  The investment policies described above may be changed by the Board of Trustees without the affirmative vote of a majority of the outstanding shares of beneficial interest of the Trust.

INVESTMENT RESTRICTIONS


  Fundamental Restrictions



  Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Portfolio's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Portfolio's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Portfolio.



          (1) The Portfolio is a "diversified company" as defined in the 1940 Act. The Portfolio will not purchase the securities of any issuer if, as a result, the Portfolio would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Portfolio may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Portfolio may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.



          (2) The Portfolio may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

          (3) The Portfolio may not underwrite the securities of other issuers. This restriction does not prevent the Portfolio from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Portfolio may be considered to be an underwriter under the Securities Act of 1933.



          (4) The Portfolio will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Portfolio's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) bank instruments. In complying with this restriction, the Portfolio will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.



          (5) The Portfolio may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.



          (6) The Portfolio may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.



          (7) The Portfolio may not make personal loans or loans of its assets to persons who control or are under common control with the Portfolio, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Portfolio from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.



          (8) The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.



  The investment restrictions set forth above provide the Portfolio with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Portfolio has this flexibility, the Board of Trustees of the Trust has adopted non-fundamental restrictions for the Portfolio relating to certain of these restrictions which the advisor must follow in managing the Portfolio. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Trustees.



  Non-Fundamental Restrictions



  The following non-fundamental investment restrictions apply to the Portfolio. They may be changed without approval of the Portfolio's voting securities.



          (1) In complying with the fundamental restriction regarding issuer diversification, the Portfolio will not, with respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. The Portfolio may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies and their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.



          (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Portfolio may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio may borrow from banks, broker-dealers or an AIM Advised Fund. The Portfolio may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Portfolio may not purchase additional securities when any borrowings from banks exceed 5% of the Portfolio's total assets.



          (3) In complying with the fundamental restriction regarding industry concentration, the Portfolio may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

          (4) In complying with the fundamental restriction with regard to making loans, the Portfolio may lend up to 33 1/3% of its total assets and may lend money to another AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.



          (5) Notwithstanding the fundamental restriction on investing all assets in an open-end fund, the Portfolio may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Portfolio.



                                   MANAGEMENT


  The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to the Trust, including agreements with the Trust's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Trust are delegated to the Trust's officers and to A I M Advisors, Inc. ("AIM"), subject always to the objective and policies of the Trust and to the general supervision of the Trust's Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM.

TRUSTEES AND OFFICERS

  The trustees and officers of the Trust and their principal occupations during at least the last five years are set forth below. Unless otherwise indicated, the address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.


-----------------------------------------------------------------------------------------------------------------------
                                        POSITIONS HELD
         NAME, ADDRESS AND AGE          WITH REGISTRANT      PRINCIPAL OCCUPATION DURING AT LEAST THE PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------
     *CHARLES T. BAUER (81)              Trustee and         Director and Chairman, A I M Management Group Inc.,
                                           Chairman          A I M Advisors, Inc., A I M Capital Management, Inc.,
                                                             A I M Distributors, Inc., A I M Fund Services, Inc.
                                                             and Fund Management Company; and Executive Vice
                                                             Chairman and Director, AMVESCAP PLC.
-----------------------------------------------------------------------------------------------------------------------
     BRUCE L. CROCKETT (56)                Trustee           Director, ACE Limited (insurance company). Formerly,
     906 Frome Lane                                          Director, President and Chief Executive Officer,
     McLean, VA 22102                                        COMSAT Corporation; and Chairman, Board of Governors
                                                             of INTELSAT (international communications company).
-----------------------------------------------------------------------------------------------------------------------
     OWEN DALY II (75)                     Trustee           Formerly, Director, Cortland Trust Inc. (investment
     Six Blythewood Road                                     company). CF & I Steel Corp., Monumental Life
     Baltimore, MD 21210                                     Insurance Company and Monumental General Insurance
                                                             Company; and Chairman of the Board of Equitable
                                                             Bancorporation.
-----------------------------------------------------------------------------------------------------------------------
     EDWARD K. DUNN, JR. (64)              Trustee           Chairman of the Board of Directors, Mercantile
     2 Hopkins Plaza, 8th Floor                              Mortgage Corp. Formerly, Vice Chairman of the Board
     Suite 805                                               of Directors, President and Chief Operating Officer,
     Baltimore, MD 21201                                     Mercantile-Safe Deposit Trust Co.; and President,
                                                             Mercantile Bankshares.
-----------------------------------------------------------------------------------------------------------------------
     JACK M. FIELDS (48)                   Trustee           Chief Executive Officer, Texana Global, Inc. (foreign
     8810 Will Clayton Parkway                               trading company) and Twenty First Century Group, Inc.
     Jetero Plaza, Suite E                                   (a governmental affairs company). Formerly, Member of
     Humble, TX 77338                                        the U.S. House of Representatives.
-----------------------------------------------------------------------------------------------------------------------
     **CARL FRISCHLING (63)                Trustee           Partner, Kramer Levin Naftalis & Frankel, LLP (law
     919 Third Avenue                                        firm).
     New York, NY 10022
-----------------------------------------------------------------------------------------------------------------------


---------------

 * A trustee who is an "interested person" of the Trust and AIM as defined in the 1940 Act.

** A trustee who is an "interested person" of the Trust as defined in the 1940
   Act.

-----------------------------------------------------------------------------------------------------------------------
                                        POSITIONS HELD
         NAME, ADDRESS AND AGE          WITH REGISTRANT      PRINCIPAL OCCUPATION DURING AT LEAST THE PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------
     *ROBERT H. GRAHAM (53)              Trustee and         Director, President and Chief Executive Officer,
                                          President          A I M Management Group Inc.; Director and President,
                                                             A I M Advisors, Inc.; Director and Senior Vice
                                                             President, A I M Capital Management, Inc., A I M
                                                             Distributors, Inc., A I M Fund Services, Inc. and
                                                             Fund Management Company; and Director and Chief
                                                             Executive Officer, Managed Products, AMVESCAP PLC.
-----------------------------------------------------------------------------------------------------------------------
     PREMA MATHAI-DAVIS(49)                Trustee           Chief Executive Officer, YWCA of the USA.
     350 Fifth Avenue, Suite 301
     New York, NY 10118
-----------------------------------------------------------------------------------------------------------------------
     LEWIS F. PENNOCK (57)                 Trustee           Partner, Pennock & Cooper (law firm).
     6363 Woodway, Suite 825
     Houston, TX 77057
-----------------------------------------------------------------------------------------------------------------------
     LOUIS S. SKLAR (60)                   Trustee           Executive Vice President, Development and Operations,
     The Williams Tower,                                     Hines Interests Limited Partnership (real estate
     50th Floor                                              development).
     2800 Post Oak Blvd.
     Houston, TX 77056
-----------------------------------------------------------------------------------------------------------------------
     GARY T. CRUM (52)                   Senior Vice         Director and President, A I M Capital Management,
                                          President          Inc.; Director and Executive Vice President, A I M
                                                             Management Group Inc.; Director and Senior Vice
                                                             President, A I M Advisors, Inc.; and
                                                             Director, A I M Distributors, Inc. and AMVESCAP PLC.
-----------------------------------------------------------------------------------------------------------------------
     CAROL F. RELIHAN (45)               Senior Vice         Director, Senior Vice President, General Counsel and
                                        President and        Secretary, A I M Advisors, Inc.; Senior Vice
                                          Secretary          President, General Counsel and Secretary, A I M
                                                             Management Group Inc.; Director, Vice President and
                                                             General Counsel, Fund Management Company; General
                                                             Counsel and Vice President, A I M Fund Services,
                                                             Inc.; and Vice President, A I M Capital Management,
                                                             Inc. and A I M Distributors, Inc.
-----------------------------------------------------------------------------------------------------------------------
     DANA R. SUTTON (41)                Vice President       Vice President and Fund Controller, A I M Advisors,
                                        and Treasurer        Inc.; and Assistant Vice President and Assistant
                                                             Treasurer, Fund Management Company.
-----------------------------------------------------------------------------------------------------------------------
     MELVILLE B. COX (56)               Vice President       Vice President and Chief Compliance Officer, A I M
                                                             Advisors, Inc., A I M Capital Management, Inc., A I M
                                                             Distributors, Inc., A I M Fund Services, Inc. and
                                                             Fund Management Company.
-----------------------------------------------------------------------------------------------------------------------
     KAREN DUNN KELLEY (39)             Vice President       Senior Vice President, A I M Capital Management,
                                                             Inc.; and Vice President, A I M Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------
     J. ABBOTT SPRAGUE (44)             Vice President       Director and President, Fund Management Company;
                                                             Director, A I M Fund Services, Inc.; and Senior Vice
                                                             President, A I M Management Group Inc. and A I M
                                                             Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------


---------------

  * A trustee who is an "interested person" of the Trust and AIM as defined in the 1940 Act.

  The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee, and the Nominating and Compensation Committee.


  The members of the Audit Committee are Messrs. Crockett, Daly, Dunn (Chairman), Fields, Frischling, Pennock and Sklar and Dr. Mathai-Davis. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for each Portfolio and evaluating such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by the Portfolio independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the Portfolio's independent accountants and management.



  The members of the Investments Committee are Messrs. Bauer, Crockett, Daly, Dunn, Fields, Frischling, Pennock and Sklar (Chairman) and Dr. Mathai-Davis. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.



  The members of the Nominating and Compensation Committee are Messrs. Crockett (Chairman), Daly, Dunn, Fields, Pennock and Sklar and Dr. Mathai-Davis. The Nominating and Compensation Committee is responsible for: (i) considering and nominating individuals to stand for election as independent Trustees as long as the Trust maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act; (ii) reviewing from time to time the compensation payable to the independent trustees; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the independent trustees.



  The Nominating and Compensation Committee will consider nominees recommended by a shareholder to serve as trustees, provided (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which the trustees will be elected, and (ii) that the Nominating and Compensation Committee or the Board, as applicable, shall make the final determination of persons to be nominated.


  All of the Trust's trustees also serve as directors or trustees of some or all of the other investment companies managed or advised by AIM. All of the Trust's executive officers hold similar offices with some or all of such investment companies.

REMUNERATION OF TRUSTEES


  Each trustee is reimbursed for expenses incurred in connection with each meeting of the Board of Trustees or any committee thereof. The trustees of the Trust who do not serve as officers of the Trust are compensated for their services according to a fee schedule which recognizes the fact that they also serve as directors or trustees of certain other regulated investment companies managed, administered or distributed by AIM or its affiliates. Each such trustee receives a fee, allocated among such investment companies for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.


  Set forth below is information regarding compensation paid or accrued for each trustee of the Trust:


                                                                 RETIREMENT
                                                                  BENEFITS
                                                   AGGREGATE      ACCRUED        TOTAL
                                                  COMPENSATION     BY ALL     COMPENSATION
                                                      FROM          AIM         FROM ALL
                    TRUSTEE                         TRUST(1)      FUNDS(2)    AIM FUNDS(3)
                    -------                       ------------   ----------   ------------
Charles T. Bauer................................     $    0       $      0      $      0
Bruce L. Crockett...............................      5,724         37,485       103,500
Owen Daly II....................................      5,724        122,898       103,500
Edward K. Dunn, Jr..............................      5,724         55,565       103,500
Jack Fields.....................................      5,695         15,826       101,500
Carl Frischling(4)..............................      5,694         97,791       103,500
Robert H. Graham................................          0              0             0
John F. Kroeger(5)..............................        506         40,461             0
Prema Mathai-Davis..............................      5,344         11,870       101,500
Lewis F. Pennock................................      5,694         45,766       103,500
Ian W. Robinson(6)..............................      3,551         94,442        25,000
Louis S. Sklar..................................      5,694         90,232       101,500


---------------

(1) The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended August 31, 1999, including interest earned thereon, was $36,280.

(2) During the fiscal year ended August 31, 1999, the total amount of expenses allocated to the Trust with respect of such retirement benefits was $35,554. Data reflects compensation for the calendar year ended December 31, 1999.



(3) Each trustee serves as a trustee or director of a total of at least 12 registered investment companies advised by AIM. Data reflects compensation for the calendar year ended December 31, 1999.



(4) The Trust paid the law firm of Kramer Levin Naftalis & Frankel, LLP $2,670 in legal fees for services provided to the Portfolio during the fiscal year ended August 31, 1999. Mr. Frischling, a trustee of the Trust, is a partner in such firm.



(5) Mr. Kroeger was a trustee until June 11, 1998, when he resigned. On that date, he became a consultant to the Trust. Mr. Kroeger passed away on November 26, 1998. Mr. Kroeger's widow will receive his pension as described below under "AIM Funds Retirement Plan for Eligible
    Directors/Trustees."


(6) Mr. Robinson was a trustee until March 12, 1999, when he retired.

  AIM Funds Retirement Plan for Eligible Directors/Trustees


  Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (for purposes of this paragraph only, the "Plan"), each trustee (who is not an employee of any of the AIM Funds, AIM Management or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Trustees. Pursuant to the Plan, a trustee becomes eligible to retire and receive full benefits under the Plan when he or she has attained age 65 and has completed at least five years of continuous service with one or more of the regulated investment companies managed, administered or distributed by AIM or its affiliates (the "Applicable AIM Funds"). Each eligible trustee is entitled to receive an annual benefit from the Applicable AIM Funds commencing on the first day of the calendar quarter coincident with or following his or her date of retirement equal to a maximum of 75% of the annual retainer paid or accrued by the Applicable AIM Funds for such trustee during the twelve-month period immediately preceding the trustee's retirement (including amounts deferred under a separate agreement between the Applicable AIM Funds and the trustee) and based on the number of such trustee's years of service (not in excess of 10 years of service) completed with respect to any of the Applicable AIM Funds. Such benefit is payable to each eligible trustee in quarterly installments. If an eligible trustee dies after attaining the normal retirement date but before receipt of all benefits under the Plan, the trustee's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased trustee for no more than ten years beginning the first day of the calendar quarter following the date of the trustee's death. Payments under the Plan are not secured or funded by any Applicable AIM Fund.



  Set forth below is a table that shows the estimated annual benefits payable to an eligible trustee upon retirement assuming the retainer amount reflected below and various years of service. The estimated credited years of service for Messrs. Crockett, Daly, Dunn, Fields, Frischling, Kroeger, Pennock, Robinson and Sklar and Dr. Mathai-Davis are 13, 13, 2, 3, 23, 20, 18, 11, 10 and 1 years, respectively.


                   ESTIMATED ANNUAL BENEFITS UPON RETIREMENT

                 NUMBER OF
                  YEARS OF
                SERVICE WITH                      ANNUAL RETIREMENT
                 APPLICABLE                   COMPENSATION PAID BY ALL
                 AIM FUNDS                      APPLICABLE AIM FUNDS
                ------------                  ------------------------
   10.......................................           $67,500
    9.......................................           $60,750
    8.......................................           $54,000
    7.......................................           $47,250
    6.......................................           $40,500
    5.......................................           $33,750

  Deferred Compensation Agreements


  Messrs. Daly, Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees may elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees may select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of five (5) or ten (10) years (depending on the Compensation Agreement) beginning on the date the Deferring Trustee's retirement benefits commence under the Plan. The Trust's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary in a single lump sum payment as soon as practicable after such Deferring Trustee's death. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.


  During the fiscal year ended August 31, 1999, $51,955 in trustees' fees and expenses were allocated to the Portfolio.

INVESTMENT ADVISOR


  AIM is a wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM, together with its subsidiaries advises, manages or administers over 120 investment portfolios encompassing a broad range of investment objectives. The address of AIM is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London EC2M 4YR, United Kingdom. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail fund businesses in the United States, Europe and the Pacific Region. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Trustees and Officers."


  FMC is a registered broker-dealer and wholly owned subsidiary of AIM. FMC acts as distributor of the shares of the Portfolio.


  AIM and the Trust have adopted a Code of Ethics which requires investment personnel and certain other employees to (a) pre-clear all personal securities transactions subject to the Code of Ethics; (b) file reports regarding such transactions; (c) refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security (subject to a de minimis exception), and (iii) transactions involving securities being considered for investment by an AIM Fund (subject to the de minimis exception); and (d) abide by certain other provisions of the Code of Ethics. The de minimis exception under the Code of Ethics covers situations where there is no material conflict of interest because of the large market capitalization of a security and the relatively small number of shares involved in a personal transaction. The Code of Ethics also generally prohibits AIM employees from purchasing securities in initial public offerings. Personal trading reports are periodically reviewed by AIM, and the Board of Trustees reviews quarterly and annual reports (which summarize any significant violations of the Code of Ethics). Sanctions for violating the Code of Ethics may include censure, monetary penalties, suspension or termination of employment.



  The Trust has entered into a Master Investment Advisory Agreement, dated May 30, 2000 (the "Advisory Agreement") with AIM. A prior investment advisory agreement with similar terms to the Advisory Agreement was in effect prior to May 30, 2000. The Advisory Agreement will remain in effect until June 30, 2001 and continue from year to year, only if such continuance is specifically approved at least annually by the Trust's Board of Trustees and the affirmative vote of a majority of the trustees who are not parties to the Advisory Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Trust or AIM may terminate the Advisory Agreement on 60 days' written notice without penalty. The Advisory Agreement terminates automatically in the event of its assignment, as defined in the 1940 Act.


  Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the assets of the Portfolio. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. Any investment program undertaken by AIM will at all times be subject to the policies and control of the Trust's Board of Trustees. AIM shall not be liable to the Trust or to its shareholders for any act or omission by AIM or for any loss sustained by the Trust or its shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.


  As compensation for its advisory services with respect to the Portfolio, AIM receives a monthly fee which is calculated by applying a maximum annual rate of 0.10% to the average daily net assets of the Portfolio.



  Pursuant to advisory agreement in effect prior to May 30, 2000 which provided for the same level of compensation to AIM as the Advisory Agreement, AIM received fees (net of waivers, if any) from the Trust for the fiscal year ended August 31, 1999, with respect to the Portfolio in the amount of $232,220. For the fiscal year ended August 31, 1999, AIM waived fees with respect to the Portfolio in the amount of $232,220.


  AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Trust.

  In addition, if the Portfolio engages in securities lending, AIM will provide the Portfolio investment advisory services and related administrative services. The Master Investment Advisory Agreement describes the administrative services to be rendered by AIM if the Portfolio engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.



  AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.


ADMINISTRATIVE SERVICES

  AIM also acts as the Portfolio's administrator pursuant to a Master Administrative Services Agreement between AIM and the Trust (the "Administrative Services Agreement").


  Under the Administrative Services Agreement, AIM performs, or arranges for the performance of, accounting and other administrative services for the Portfolio. As full compensation for the performance of such services, AIM is reimbursed for any personnel and other costs (including applicable office space, facilities and equipment) of furnishing the services of a principal financial officer of the Trust and of persons working under her supervision for maintaining the financial accounts and books and records of the Trust, including calculation of the Portfolio's daily net asset value, and preparing tax returns and financial statements for the Portfolio. The method of calculating such reimbursements must be annually approved, and the amounts paid will be periodically reviewed, by the Trust's Board of Trustees.



  For the fiscal year ended August 31, 1999, under a prior administrative services agreement which provided for the same level of reimbursement to AIM as the Administrative Services Agreement, AIM was reimbursed in the amount of $58,583 for fund accounting services to the Portfolio.


EXPENSES

  In addition to fees paid to AIM pursuant to the Advisory Agreement and the expenses reimbursed to AIM under the Administrative Services Agreement, the Trust also pays or causes to be paid all other expenses of the Trust, including, without limitation: the charges and expenses of any registrar, any custodian or depository appointed by the Trust for the safekeeping of its cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents appointed by the Trust; brokers' commissions chargeable to the Trust in connection with portfolio securities transactions to which the Trust is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Trust to federal, state or other governmental agencies; the costs and expenses of engraving or printing of certificates representing shares of the Trust; all costs and expenses in connection with the registration and maintenance of registration of the Trust and its shares with the SEC and various states and other jurisdictions (including filing and legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses and statements of additional information of the Trust and supplements thereto to the Trust's shareholders; all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing of prospectuses, proxy statements and reports to shareholders; fees and travel expenses of trustees and trustee members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Trust's shares; charges and expenses of legal counsel, including counsel to the trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) of the Trust or AIM, and of independent accountants in connection with any matter relating to the Trust; membership dues of industry associations; interest payable on Trust borrowings; postage; insurance premiums on property or personnel (including officers and trustees) of the Trust which inure to its benefit; and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto). FMC bears the expenses of printing and distributing prospectuses and statements of additional information (other than those prospectuses and statements of additional information distributed to existing shareholders of the Trust) and any other promotional or sales literature used by FMC or furnished by FMC to purchasers or dealers in connection with the public offering of the Trust's shares.

  Expenses of the Trust which are not directly attributable to the operations of any class of shares or portfolio of the Trust are prorated among all classes of the Trust. Expenses of the Trust except those listed in the next sentence are prorated among all classes of such Portfolio. Distribution and service fees, transfer agency fees and shareholder recordkeeping fees which are directly attributable to a specific class of shares are charged against the income available for distribution as dividends to the holders of such shares.

TRANSFER AGENT AND CUSTODIAN


  A I M Fund Services, Inc., ("AFS"), a wholly owned subsidiary of AIM, P.O. Box 0843, Houston, Texas 77001-0843, acts as transfer agent for the shares of all classes of the Portfolio pursuant to a Transfer Agency and Service Agreement. For services it provides to the Trust, AFS is entitled to receive a fee based on the average daily net assets of the Trust, plus out-of-pocket expenses and advances it has incurred. Such compensation may be changed from time to time as is agreed to by AFS and the Trust. As transfer agent, AFS processes orders for purchases, redemptions and exchanges of shares; prepares and transmits payments for dividends and distributions declared by the Portfolio; maintains shareholder accounts; and provides shareholders with information regarding the Portfolio and its accounts.



  The Bank of New York ("BONY") acts as custodian for the portfolio securities and cash of the Portfolio. BONY receives such compensation from the Trust for its services in such capacity as is agreed to from time to time by BONY and the Trust. The address of BONY is 90 Washington Street, 11th Floor, New York, New York 10286. BONY maintains the portfolio securities owned by the Portfolio, administers the purchases and sales of portfolio securities, collects interest and other distributions made on securities held by the Portfolio and performs other ministerial duties.


LEGAL MATTERS


  The law firm of Ballard Spahr Andrews & Ingersoll, LLP, Philadelphia, Pennsylvania serves as counsel to the Trust and passes upon legal matters for the Trust.


REPORTS

  The Trust will furnish shareholders with semi-annual reports containing information about the Trust and its operations, including a schedule of investments held in the Portfolio and its financial statements. The annual financial statements will be audited by the Trust's independent auditors. The Board of Trustees has selected KPMG LLP, 700 Louisiana, Houston, Texas 77002, as the independent auditors to audit the financial statements and review the tax returns of the Portfolio.

SUB-ACCOUNTING


  The Trust and FMC have arranged for AFS or the Portfolio to offer sub-accounting services to shareholders of the Portfolio and to maintain information with respect to the underlying beneficial ownership of the shares of each class of the Portfolio. Investors who purchase shares of the Portfolio for the account of others can make arrangements through the Trust or FMC for these sub-accounting services. In addition, shareholders utilizing certain versions of AIM LINK--Registered Trademark-- Remote, a personal computer application software product, may receive sub-accounting services via such software.

PRINCIPAL HOLDERS OF SECURITIES

GOVERNMENT & AGENCY PORTFOLIO


  To the best of the knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Government & Agency Portfolio as of March 15, 2000, and the percentage of such shares owned by such shareholders as of such date are as follows:


CASH MANAGEMENT CLASS


                                                                PERCENT
                                                                OWNED OF     PERCENT OWNED
                      NAME AND ADDRESS                           RECORD      OF RECORD AND
                      OF RECORD OWNER                           ONLY(A)      BENEFICIALLY
                      ----------------                        ------------   -------------
  Fund Services Advisors, Inc...............................     31.21%           --
     1875 Century Park East -- Suite 1345
     Los Angeles, CA 90067
  Gardnyr Michael Capital, Inc..............................     19.45%           --
     2281 Lee Rd Ste 104
     Winter Park, FL 32789
  Mayor And City Council 416A1..............................     14.68%           --
     100 Guilford Ave
     Baltimore, MD 21202
  Orlando-Orange Co. 40700..................................      7.95%           --
     225 Water Street, 3rd Floor
     P.O. Box 44204
     Jacksonville, FL 32202
  McDonald & Company........................................      6.92%           --
     800 Superior Avenue
     Suite 2100
     Cleveland, OH 44114 2603
  Cruttendon Roth, Incorporated.............................      5.91%           --
     24 Corporate Plaza
     Newport Beach, CA 92660


------------------------


(a) The Trust has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

INSTITUTIONAL CLASS



                                                                PERCENT
                                                                OWNED OF     PERCENT OWNED
                      NAME AND ADDRESS                           RECORD      OF RECORD AND
                      OF RECORD OWNER                           ONLY (A)     BENEFICIALLY
                      ----------------                        ------------   -------------
  Gardnyr Michael Capital, Inc..............................     17.92%           --
     2281 Lee Rd, Ste 104
     Winter Park, FL 32789
  A I M Advisors, Inc.......................................     17.31%(b)     17.31%(b)
     AIM Fund of Funds Account
     Money Market Portfolio Admin.
     11 Greenway Plaza, Ste 100
     Houston, TX 77046
  Waukesha County...........................................     14.28%           --
     Finance Division, Dept Of Admin.
     1320 Pewaukee Road, Ste 310
     Waukesha, WI 53188 3878
  Norwest Bank Minnesota NA.................................     12.40%           --
     MAC: N9303-111
     608 2nd Ave. S
     Minneapolis, MN 55479
  Kenosha County Wisconsin..................................      7.71%           --
     1010 56th Street
     Kenosha, WI 53140 3738
  Heritage Trust Company....................................      5.74%           --
     50 Penn Place
     1900 N.W. Expressway
     Oklahoma City, OK 73118
  City of Brookfield........................................      5.11%           --
     2000 N. Calhoun Rd.
     Brookfield, WI 53005



PERSONAL INVESTMENT CLASS



                                                                PERCENT
                                                                OWNED OF     PERCENT OWNED
                      NAME AND ADDRESS                           RECORD      OF RECORD AND
                      OF RECORD OWNER                           ONLY (A)     BENEFICIALLY
                      ----------------                        ------------   -------------
  SunTrust Equitable Securities.............................     100.00%          --
     P.O. Box 4418, MC 3907
     Atlanta, GA 30302


------------------------


(a) The Trust has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.



(b) Represents shares held in a cash management account for the benefit of certain AIM Funds. AIM has the power to direct the disposition of such shares, and thus is deemed to be a beneficial owner of the shares. Shares have been acquired in accordance with an exemptive order issued by the SEC.

PRIVATE INVESTMENT CLASS


                                                                PERCENT
                                                                OWNED OF     PERCENT OWNED
                      NAME AND ADDRESS                           RECORD      OF RECORD AND
                      OF RECORD OWNER                           ONLY (A)     BENEFICIALLY
                      ----------------                        ------------   -------------
  Fund Services Advisors, Inc...............................      69.80%          --
     1875 Century Park East, Suite 1345
     Los Angeles, CA 90067
  Huntington Capital Corp...................................      12.33%          --
     41 S High St, Ninth Floor
     Columbus, OH 43287
  Huntington Investment 112.................................       7.48%          --
     135 North Pennsylvania, Suite 800
     Indianapolis, IN 46204
  Security State Bank & Trust...............................       6.03%          --
     1136 Junction Hwy, Suite 200
     Kerrville, TX 78028



RESERVE CLASS



                                                                PERCENT
                                                                OWNED OF     PERCENT OWNED
                      NAME AND ADDRESS                           RECORD      OF RECORD AND
                      OF RECORD OWNER                           ONLY (A)     BENEFICIALLY
                      ----------------                        ------------   -------------
  First National Banker's Bank..............................     100.00%          --
     PO Drawer 80579
     Baton Rouge, LA 70898


RESOURCE CLASS


                                                                PERCENT
                                                                OWNED OF     PERCENT OWNED
                      NAME AND ADDRESS                           RECORD      OF RECORD AND
                      OF RECORD OWNER                           ONLY (A)     BENEFICIALLY
                      ----------------                        ------------   -------------
  City of Chicago G.O. Bonds for City Colleges..............     84.88%           --
     121 North LaSalle Street
     Room 204
     Chicago, IL 60603
  Craigie Incorporated......................................      7.94%           --
     P.O. Box 29715
     Richmond, VA 23242
  SouthTrust Securities.....................................      5.38%           --
     420 N. 20th Street
     7th Floor
     Birmingham, FL 35203



---------------



(a) The Trust has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

GOVERNMENT TAXADVANTAGE PORTFOLIO



  To the best of the knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Government TaxAdvantage Portfolio as of March 15, 2000 and the percentage of such shares owned by such shareholders as of such date are as follows:



INSTITUTIONAL CLASS



                                                                PERCENT
                                                                OWNED OF     PERCENT OWNED
                      NAME AND ADDRESS                           RECORD      OF RECORD AND
                      OF RECORD OWNER                           ONLY (A)     BENEFICIALLY
                      ----------------                          --------     -------------
  Bank of America N.A.......................................     41.74%        --
     1401 Elm Street 11th Floor
     P.O. Box 831000
     Dallas, TX 75202 2911
  First Trust / Var & Co....................................     14.95%        --
     Funds Control Suite 0404
     180 East Fifth Street
     St. Paul, MN 55101
  Frost National Bank TX....................................     12.89%        --
     Muir & Co
     C/O Frost
     P.O. Box 2479
     San Antonio, TX 78298 2479
  Mason-Dixon Trust Company.................................      7.46%        --
     45 W. Main Street
     Westminster, MD 21158 0199
  First National Bank Of Maryland...........................      5.98%        --
     Trust Operations Mailstop 109-751
     P.O. Box 1596
     Baltimore, MD 21203



PRIVATE INVESTMENT CLASS



                                                                PERCENT
                                                                OWNED OF     PERCENT OWNED
                      NAME AND ADDRESS                           RECORD      OF RECORD AND
                      OF RECORD OWNER                           ONLY (A)     BENEFICIALLY
                      ----------------                          --------     -------------
  Bank of New York..........................................     39.34%             --
     One Wall Street
     5th Floor
     Stif/Master Note
     New York, NY 10286
  Huntington Capital Corp...................................     27.41%             --
     41 S High St., Ninth Floor
     Columbus, OH 43287

  Frost National Bank TX....................................     24.20%             --
     Muir & Co
     C/O Frost
     P.O. Box 2479
     San Antonio, TX 78298 2479


---------------


(a) The Trust has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

TREASURY PORTFOLIO


  To the best of the knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Treasury Portfolio as of March 15, 2000 and the percentage of such shares owned by such shareholders as of such date are as follows:


CASH MANAGEMENT CLASS


                                                                PERCENT
                                                                OWNED OF     PERCENT OWNED
                      NAME AND ADDRESS                           RECORD      OF RECORD AND
                      OF RECORD OWNER                           ONLY (A)     BENEFICIALLY
                      ----------------                        ------------   -------------
  Bank of New York..........................................     39.60%           --
     One Wall Street
     5th Floor
     Stif/Master Note
     New York, NY 10286
  Bank of Oklahoma..........................................     13.64%           --
     P.O. Box 2180
     Tulsa, OK 74101
  Chase Bank of Texas.......................................     11.25%           --
     600 Travis St., 8th Fl
     8-CBT-39
     Houston, TX 77252-8009
  CIBC World Markets........................................      8.88%           --
     200 Liberty Street
     World Financial Center
     New York, NY 10281
  Fund Services Advisors, Inc...............................      6.68%           --
     1875 Century Park East -- Suite 1345
     Los Angeles, CA 90067
  Huntington Capital Corp...................................      5.84%           --
     41 S. High St., Ninth Floor
     Columbus, OH 43287


---------------


(a) The Trust has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

INSTITUTIONAL CLASS


                                                                PERCENT
                                                                OWNED OF     PERCENT OWNED
                      NAME AND ADDRESS                           RECORD      OF RECORD AND
                      OF RECORD OWNER                           ONLY (A)     BENEFICIALLY
                      ----------------                        ------------   -------------
  Trust Company Bank........................................     11.57%             --
     Center 3139
     P.O. Box 105504
     Atlanta, GA 30348
  City of New York Deferred Compensation Plan...............      8.20%             --
     40 Rector Street 3rd Floor
     New York, NY 10006
  Star Trust................................................      5.72%             --
     425 Walnut St.
     Mall Location 7155
     Cincinnati, OH 45202
  Weststar Bank Trust Dept..................................      5.42%             --
     P.O. Box 1156
     Bartlesville, OK 75004 1156
  State Street Bank & Trust.................................      5.11%             --
     108 Myrtle Street
     North Quincy, MA 02171
  Texas Commerce Bank National Association, as Custo........      5.06%             --
     1585 Broadway
     New York, NY 10036
  Chase Bank of Texas, National Association.................      5.06%             --
     600 Travis, 9th Floor
     Houston, TX 77002


PERSONAL INVESTMENT CLASS


                                                                PERCENT
                                                                OWNED OF     PERCENT OWNED
                      NAME AND ADDRESS                           RECORD      OF RECORD AND
                      OF RECORD OWNER                           ONLY (A)     BENEFICIALLY
                      ----------------                        ------------   -------------
  Cullen/Frost Discount Brokers.............................     84.97%             --
     P.O. Box 2358
     San Antonio, TX 78299
  Kinco & Co. C/O Rnb Securities............................      7.88%             --
     1 Hanson Pl., Lower Level
     Brooklyn, NY 11243


---------------


(a) The Trust has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

PRIVATE INVESTMENT CLASS


                                                                PERCENT       PERCENT OWNED
                     NAME AND ADDRESS                          OWNED OF       OF RECORD AND
                     OF RECORD OWNER                        RECORD ONLY (A)   BENEFICIALLY
                     ----------------                       ---------------   -------------
  Bank of New York........................................      36.99%           --
     One Wall Street
     5th Floor
     Stif/Master Note
     New York, NY 10286
  Huntington Capital Corp.................................      15.24%           --
     41 S. High St., Ninth Floor
     Columbus, OH 43287
  Cullen/Frost Discount Brokers...........................       8.05%           --
     P.O. Box 2358
     San Antonio, TX 78299
  Strafe & Co.............................................       7.26%           --
     1111 Polaris Parkway
     Columbus, OH 43271-0211
  Zions First National Bank (NV)..........................       6.77%           --
     P.O. Box 30880
     Salt Lake City, UT 84130
  New Haven Savings Bank Trust Department.................       5.57%           --
     P.O. Box 302
     Trust Department
     New Haven, CT 06502


RESERVE CLASS


                                                                PERCENT       PERCENT OWNED
                     NAME AND ADDRESS                          OWNED OF       OF RECORD AND
                     OF RECORD OWNER                        RECORD ONLY (A)   BENEFICIALLY
                     ----------------                       ---------------   -------------
  Bank of New York........................................      99.99%           --
     440 Mamoroneck, 5th Fl.
     Harrison, NY 10286


RESOURCE CLASS


                                                                PERCENT       PERCENT OWNED
                     NAME AND ADDRESS                          OWNED OF       OF RECORD AND
                     OF RECORD OWNER                        RECORD ONLY (A)   BENEFICIALLY
                     ----------------                       ---------------   -------------
  First Union Subaccounts.................................      61.51%           --
     8739 Research Drive
     Capital Markets
     Charlotte, NC 28262-0675
  City of Chicago G.O. Bonds for City Colleges............      17.07%           --
     121 North LaSalle Street
     Room 204
     Chicago, IL 60603
  Mellon Bank NA..........................................       8.86%           --
     P.O. Box 710
     Pittsburgh, PA 15230-0710
  Cherry Trust & Co C/O The Bank Of Cherry Creek, NA......       5.16%           --
     3033 E. First Ave.
     Denver, CO 80206


---------------


(a) The Trust has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.



  To the best of the knowledge of the Trust, as of March 15, 2000, the trustees and officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of each class of the Trust.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

  Dividends with respect to each class of the Portfolio are declared to shareholders of record as of 3:00 p.m. Eastern time on the date of declaration. Accordingly, dividends accrue on the first day that a purchase order for shares of a particular class is effective, provided that the purchase order has been accepted prior to 3:00 p.m. Eastern time and payment in the form of federal funds wired has been received by AFS. Dividends do not accrue on the day that a redemption order is effective, unless the redemption is effective after 3:00 p.m. Eastern time on that day and redemption proceeds have not been wired to the shareholder on the same day. Thus, if a purchase order is accepted prior to 3:00 p.m. Eastern time, the shareholder will receive its pro rata share of dividends beginning with those declared on that day.


  Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value thereof. Such election, or any revocation thereof, must be made in writing and sent by the shareholder to the AFS at P.O. Box 0843, Houston, Texas 77001-0843. Such election or revocation will be effective with dividends paid after it is received by the transfer agent.


  All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. If a shareholder redeems all the shares in his account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption. Information concerning the amount of the dividends declared on any particular day will normally be available by 4:00 p.m. Eastern time on that day.


  The dividend accrued and paid for each class of shares of the Portfolio will consist of: (a) interest accrued and original issue discount earned less amortization of premiums, if any, for the Portfolio, allocated based upon such class's pro rata share of the total shares outstanding which relate to the Portfolio, less (b) Trust expenses accrued for the applicable dividend period attributable to the Portfolio, such as custodian fees and accounting expenses, allocated based upon each such class' pro rata share of the net assets of the Portfolio, less (c) expenses directly attributable to each class which are accrued for the applicable dividend period, such as distribution expenses, if any.


  Should the Trust incur or anticipate any unusual expense, loss or depreciation, which would adversely affect the net asset value per share of the Portfolio or the net income per share of a class of the Portfolio for a particular period, the Board of Trustees would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the Portfolio were reduced, or were anticipated to be reduced, below $1.00, the Board of Trustees might suspend further dividend payments on shares of the Portfolio until the net asset value returns to $1.00. Thus, such expense or loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Portfolio and/or in its receiving upon redemption a price per share lower than that which it paid.

TAX MATTERS

  The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in each Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

  The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and can therefore satisfy the Distribution Requirement.

  In addition to satisfying the Distribution Requirement, a regulated investment company (a) must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated invest-ment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (b) must satisfy an asset diversification test in order to qualify for tax purposes as a regulated investment company (the "Asset Diversification Test"). Under the Asset Diversification Test, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses.


  If, for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

  A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

  The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

PORTFOLIO DISTRIBUTIONS


  The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations.



  The Portfolio may either retain or distribute to shareholders its net capital gain, if any, for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares.


  Distributions by the Portfolio that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.


  Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of a class of the Portfolio (or of another AIM Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.


  Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the Internal Revenue Service.

  The Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 31% of dividends, and the proceeds of redemption shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Portfolio that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

SALE OR REDEMPTION OF SHARES


  A shareholder will recognize gain or loss on the sale or redemption of shares of a class in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Portfolio within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a class will be considered capital gain or loss and will be long-term capital gain (taxable at a maximum rate of 20% for noncorporate shareholders) or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and
(4) generally will apply in determining the holding period of shares.


FOREIGN SHAREHOLDERS

  Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.

  If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends and distributions (other than capital gains dividends) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend or distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a class, capital gain dividends and amounts retained by the Portfolio that are designated as undistributed capital gains.

  If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

  In the case of foreign noncorporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax unless such shareholders furnish the Portfolio with proper notification of their foreign status.

  The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign taxes.

  Foreign persons who file a United States tax return for a U.S. tax refund and who are not eligible to obtain a social security number must apply to the Internal Revenue Service (IRS) for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or transfer agent.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS


  The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on March 28, 2000. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


  Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Trust.

                              FINANCIAL STATEMENTS

                                       FS

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

We have audited the accompanying statement of assets and liabilities of Government & Agency Portfiolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 1999, and the related statement of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
   We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government & Agency Portfolio as of August 31, 1999, the results of its operations, changes in its net assets, and financial highlights for the year then ended, in conformity with generally accepted accounting principles.

/s/ KPMG LLP

KPMG LLP

October 1, 1999
Houston, Texas

SCHEDULE OF INVESTMENTS
August 31, 1999
                                                               PAR
                                                   MATURITY   (000)    VALUE
U.S. GOVERNMENT AGENCY SECURITIES(a) - 32.22%

FEDERAL HOME LOAN MORTGAGE CORP. DISCOUNT NOTES - 15.93%
4.80%                                              09/03/99  $5,000 $ 4,998,667
-------------------------------------------------------------------------------
4.74%                                              09/10/99   5,000   4,994,075
-------------------------------------------------------------------------------
4.70%                                              10/05/99   5,000   4,977,805
-------------------------------------------------------------------------------
4.71%                                              10/08/99   5,000   4,975,796
-------------------------------------------------------------------------------
5.04%                                              12/10/99   5,000   4,930,000
-------------------------------------------------------------------------------
5.04%                                              12/14/99   5,000   4,927,200
-------------------------------------------------------------------------------
5.23%                                              01/21/00  10,000   9,793,705
-------------------------------------------------------------------------------
5.46%                                              02/17/00   5,000   4,871,842
-------------------------------------------------------------------------------
                                                                     44,469,090
-------------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES - 16.29%
4.74%                                              09/15/99  10,000   9,981,567
-------------------------------------------------------------------------------
4.75%                                              09/22/99   5,000   4,986,146
-------------------------------------------------------------------------------
4.71%                                              10/21/99   2,000   1,986,917
-------------------------------------------------------------------------------
4.80%                                              11/05/99   5,000   4,956,667
-------------------------------------------------------------------------------
4.76%                                              11/12/99   5,000   4,952,400
-------------------------------------------------------------------------------
4.89%                                              11/26/99   4,000   3,953,273
-------------------------------------------------------------------------------
5.25%                                              01/26/00  10,000   9,785,625
-------------------------------------------------------------------------------
5.49%                                              02/25/00   5,000   4,865,037
-------------------------------------------------------------------------------
                                                                     45,467,632
-------------------------------------------------------------------------------
   Total U.S. Government Agency Securities (Cost $89,936,722)        89,936,722
-------------------------------------------------------------------------------
   Total Investments (excluding Repurchase Agreements)               89,936,722
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS(b) - 68.17%

Banc One Capital Markets, Inc.(c)
 5.60%                                             09/01/99  68,000  68,000,000
-------------------------------------------------------------------------------
Barclays Capital Inc.(d)
 5.51%                                             09/01/99  12,000  12,000,000
-------------------------------------------------------------------------------
Credit Suisse First Boston Corp.(e)
 5.50%                                             09/01/99  12,000  12,000,000
-------------------------------------------------------------------------------
Dean Witter Reynolds, Inc.(f)
 5.51%                                             09/01/99  12,000  12,000,000
-------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.(g)
 5.60%                                             09/01/99  45,000  45,000,000
-------------------------------------------------------------------------------
Salomon Smith Barney Inc.(h)
 5.51%                                                --     12,000  12,000,000
-------------------------------------------------------------------------------
Warburg Dillon Read LLC(i)
 5.55%                                             09/01/99  25,000  25,000,000
-------------------------------------------------------------------------------
Westdeutsche Landesbank Girozentrale(j)
 5.50%                                             09/01/99   4,329   4,329,056
-------------------------------------------------------------------------------
   Total Repurchase Agreements (Cost $190,329,056)                  190,329,056
-------------------------------------------------------------------------------

                                                              VALUE

TOTAL INVESTMENTS -- 100.39%                                 $280,265,778(k)
-------------------------------------------------------------------------
OTHER LIABILITIES LESS ASSETS -- 0.39%                         (1,080,666)
-------------------------------------------------------------------------
NET ASSETS -- 100.00%                                        $279,185,112
=========================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) U.S. Agency Discount Notes are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) Collateral on repurchase agreements, including the Portfolio's pro-rata interest in joint repurchase agreements, is taken into possession by the Portfolio upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Joint repurchase agreement entered into 08/31/99 with a maturing value of $100,015,556. Collateralized by $102,450,000 U.S. Government obligations, 0% due 09/01/99 to 07/13/00 with an aggregate market value at 08/31/99 of $102,004,236.
(d) Joint repurchase agreement entered into 08/31/99 with a maturing value of $300,045,917. Collateralized by $307,517,000 U.S. Government obligations, 0% to 5.10% due 09/08/99 to 12/14/01 with an aggregate market value at 08/31/99 of $306,000,188.
(e) Joint repurchase agreement entered into 08/31/99 with a maturing value of $500,076,389. Collateralized by $540,361,000 U.S. Government obligations, 0% to 9.05% due 09/20/99 to 01/13/14 with an aggregate market value at 08/31/99 of $527,119,365.
(f) Joint repurchase agreement entered into 08/31/99 with a maturing value of $300,045,917. Collateralized by $312,373,000 U.S. Government obligations, 0% to 8.25% due 09/14/99 to 05/15/29 with an aggregate market value at 08/31/99 of $306,004,298.
(g) Repurchase agreement entered into 08/31/99 with a maturing value of $45,007,000. Collateralized by $42,529,000 U.S. Government obligations, 5.375% to 7.50% due 06/30/00 to 11/15/16 with an aggregate market value at 08/31/99 of $45,900,470.
(h) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $880,779,143 U.S. Government obligations, 0% to 6.85% due 10/21/99 to 01/15/29 with an aggregate market value at 08/31/99 of $889,114,611.
(i) Joint repurchase agreement entered into 08/31/99 with a maturing value of $100,015,417. Collateralized by $102,040,000 U.S. Government obligations, 0% to 6.73% due 11/02/99 to 06/22/09 with an aggregate market value at 08/31/99 of $102,002,704.
(j) Joint repurchase agreement entered into 08/31/99 with a maturing value of $150,022,917. Collateralized by $154,785,000 U.S. Government obligations, 4.875% to 8.75% due 01/26/01 to 11/15/08 with an aggregate market value at 08/31/99 of $153,004,905.
(k) Also represents cost for federal income tax purposes.


See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 1999
ASSETS:

Investments, excluding repurchase agreements, at value (amortized cost)      $ 89,936,722
-----------------------------------------------------------------------------------------
Repurchase agreements                                                         190,329,056
-----------------------------------------------------------------------------------------
Interest receivable                                                                29,437
-----------------------------------------------------------------------------------------
Investment for deferred compensation plan                                           5,102
-----------------------------------------------------------------------------------------
Other assets                                                                       20,533
-----------------------------------------------------------------------------------------
  Total assets                                                                280,320,850
-----------------------------------------------------------------------------------------

LIABILITIES:

Payables for:
 Dividends                                                                      1,072,081
-----------------------------------------------------------------------------------------
 Deferred compensation                                                              5,102
-----------------------------------------------------------------------------------------
Accrued administrative services fees                                                4,400
-----------------------------------------------------------------------------------------
Accrued distribution fees                                                          17,693
-----------------------------------------------------------------------------------------
Accrued transfer agent fees                                                         2,497
-----------------------------------------------------------------------------------------
Accrued trustees' fees                                                              1,433
-----------------------------------------------------------------------------------------
Accrued operating expenses                                                         32,532
-----------------------------------------------------------------------------------------
  Total liabilities                                                             1,135,738
-----------------------------------------------------------------------------------------
NET ASSETS                                                                   $279,185,112
=========================================================================================

NET ASSETS:

Institutional Class                                                          $139,860,355
=========================================================================================
Private Investment Class                                                     $ 42,527,994
=========================================================================================
Cash Management Class                                                        $ 85,113,041
=========================================================================================
Resource Class                                                               $ 11,683,722
=========================================================================================

SHARES OF BENEFICIAL INTEREST, $.01 PAR VALUE PER SHARE:

Institutional Class                                                           139,859,943
=========================================================================================
Private Investment Class                                                       42,528,044
=========================================================================================
Cash Management Class                                                          85,113,383
=========================================================================================
Resource Class                                                                 11,683,742
=========================================================================================

NET ASSET VALUE PER SHARE:

Net asset value, offering and redemption price per share                     $       1.00
=========================================================================================
See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the year ended August 31, 1999
INVESTMENT INCOME:

Interest income                                        $11,543,223
------------------------------------------------------------------

EXPENSES:

Advisory fees                                              232,220
------------------------------------------------------------------
Custodian fees                                              13,101
------------------------------------------------------------------
Administrative services fees                                58,583
------------------------------------------------------------------
Trustees' fees and expenses                                 10,479
------------------------------------------------------------------
Transfer agent fees                                         22,907
------------------------------------------------------------------
Distribution fees (Note 2)                                 295,892
------------------------------------------------------------------
Printing fees                                               59,593
------------------------------------------------------------------
Other                                                       62,220
------------------------------------------------------------------
  Total expenses                                           754,995
------------------------------------------------------------------
Less: Fee waivers and reimbursements                      (427,183)
------------------------------------------------------------------
  Net expenses                                             327,812
------------------------------------------------------------------
Net investment income                                   11,215,411
------------------------------------------------------------------
Net increase in net assets resulting from operations   $11,215,411
==================================================================

STATEMENT OF CHANGES IN NET ASSETS
For the year ended August 31, 1999

OPERATIONS:

 Net investment income                                      $ 11,215,411
------------------------------------------------------------------------
  Net increase in net assets resulting from operations        11,215,411
------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Institutional Class                                         (5,533,351)
------------------------------------------------------------------------
  Private Investment Class                                    (1,913,875)
------------------------------------------------------------------------
  Cash Management Class                                       (3,191,932)
------------------------------------------------------------------------
  Resource Class                                                (576,253)
------------------------------------------------------------------------
Share transactions-net (See Note 4)                          279,185,112
------------------------------------------------------------------------
  Net increase in net assets                                 279,185,112
------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                                 --
------------------------------------------------------------------------
  End of period                                             $279,185,112
========================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                             $279,185,112
========================================================================


See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
August 31, 1999

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series, diversified management investment company. The Fund is organized as a Delaware business Trust consisting of three different portfolios, each of which offers separate series of shares: the Treasury Portfolio, the Government & Agency Portfolio and the Treasury TaxAdvantage Portfolio. The Government & Agency Portfolio commenced operations on September 1, 1998. Information presented in these financial statements pertains only to the Government & Agency Portfolio (the
"Portfolio"), with the assets, liabilities and operations of each portfolio being accounted for separately. The Portfolio currently offers different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Sales of the Personal Investment Class and the Reserve Class have not yet commenced. Matters affecting each class are voted on exclusively by the shareholders of each class. The Portfolio is a money market fund whose investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.
A. Security Valuations - The Portfolio's securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Portfolio calculated by applying a maximum annual rate of 0.10% to the average daily net assets of the Portfolio. During the year ended August 31, 1999, AIM waived fees and reimbursed expenses of $326,827.

   The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended August 31, 1999, AIM was paid $58,583 for such services.
   The Fund, pursuant to a transfer agency and shareholder service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agent and shareholder services to the Fund. During the year ended August 31, 1999, AFS was paid $22,907 for such services.
   Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private
Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash
Management Class, the Reserve Class, and the Resource Class pay up to a 0.50%, 0.75%, 0.10%, 1.00%, and 0.20%, respectively, maximum annual rate of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class, Personal Investment Class, and the Reserve Class, (b) 0.10% of the average daily net assets of the Cash Management Class and (c) 0.20% of the average daily net assets of the Resource Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each class. During the year ended August 31, 1999, the Private Investment Class, the Cash Management Class, and the Resource Class paid $123,530, $53,328, and $18,678, respectively, as compensation under the Plan. FMC waived fees of $100,356 for the same period. Certain officers and trustees of the Trust are officers of AIM, FMC and AFS.
   During the year ended August 31, 1999, the Portfolio paid legal fees of $2,670 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Fund.

NOTE 3-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Fund may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-SHARE INFORMATION

Changes in shares outstanding during the year ended August 31, 1999:

                                          SHARES        AMOUNT
                                       ------------  ------------
Sold:
  Institutional Class                   596,607,970  $596,607,970
-----------------------------------------------------------------
  Private Investment Class              101,447,592   101,447,592
-----------------------------------------------------------------
  Cash Management Class                 281,678,849   281,678,849
-----------------------------------------------------------------
  Resource Class                        167,590,664   167,590,664
-----------------------------------------------------------------
Issued as reinvestment of dividends:
  Institutional Class                     3,376,023     3,376,023
-----------------------------------------------------------------
  Private Investment Class                1,572,109     1,572,109
-----------------------------------------------------------------
  Cash Management Class                   2,457,651     2,457,651
-----------------------------------------------------------------
  Resource Class                            383,792       383,792
-----------------------------------------------------------------
Reacquired:
  Institutional Class                  (460,124,050) (460,124,050)
-----------------------------------------------------------------
  Private Investment Class              (60,491,657)  (60,491,657)
-----------------------------------------------------------------
  Cash Management Class                (199,023,117) (199,023,117)
-----------------------------------------------------------------
  Resource Class                       (156,290,714) (156,290,714)
-----------------------------------------------------------------
Net increase                            279,185,112  $279,185,112
=================================================================

NOTE 5-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of the Cash Management Class outstanding during the year ended August 31, 1999.

                                                          1999
                                                         -------
Net asset value, beginning of period                     $  1.00
-------------------------------------------------------  -------
Income from investment operations:
  Net investment income                                     0.05
-------------------------------------------------------  -------
Less distributions:
  Dividends from net investment income                     (0.05)
-------------------------------------------------------  -------
Net asset value, end of period                           $  1.00
=======================================================  =======
Total return                                                4.98%
=======================================================  =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $85,113
=======================================================  =======
Ratio of expenses to average net assets(a)                  0.14%(b)
=======================================================  =======
Ratio of net investment income to average net assets(c)     4.83%(b)
=======================================================  =======
(a) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.30%.
(b) Ratios based on average net assets of $66,659,653.
(c) After fee waivers and/or expense reimbursements. Ratio of net investment income to average net assets prior to fee waivers and/or expense reimbursements was 4.67%.

NOTE 5-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of the Institutional Class outstanding during the year ended August 31, 1999.

                                                           1999
                                                         --------
Net asset value, beginning of period                     $   1.00
-------------------------------------------------------  --------
Income from investment operations:
  Net investment income                                      0.05
-------------------------------------------------------  --------
Less distributions:
  Dividends from net investment income                      (0.05)
-------------------------------------------------------  --------
Net asset value, end of period                           $   1.00
=======================================================  ========
Total return                                                 5.07%
=======================================================  ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $139,860
=======================================================  ========
Ratio of expenses to average net assets(a)                   0.06%(b)
=======================================================  ========
Ratio of net investment income to average net assets(c)      4.91%(b)
=======================================================  ========
(a) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.20%.
(b) Ratios based on average net assets of $112,709,406.
(c) After fee waivers and/or expense reimbursements. Ratio of net investment income to average net assets prior to fee waivers and/or expense reimbursements was 4.77%.

--------------------------------------------------------------------------------

NOTE 5-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of the Private Investment Class outstanding during the year ended August 31, 1999.

                                                          1999
                                                         -------
Net asset value, beginning of period                     $  1.00
-------------------------------------------------------  -------
Income from investment operations:
  Net investment income                                     0.05
-------------------------------------------------------  -------
Less distributions:
  Dividends from net investment income                     (0.05)
-------------------------------------------------------  -------
Net asset value, end of period                           $  1.00
=======================================================  =======
Total return                                                4.75%
=======================================================  =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $42,528
=======================================================  =======
Ratio of expenses to average net assets(a)                  0.36%(b)
=======================================================  =======
Ratio of net investment income to average net assets(c)     4.62%(b)
=======================================================  =======
(a) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursement was 0.70%.
(b) Ratios based on average net assets of $41,176,813.
(c) After fee waivers and/or expense reimbursements. Ratio of net investment income to average net assets prior to fee waivers and/or expense reimbursement was 4.28%.

NOTE 5-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of the Resource Class outstanding during the year ended August 31, 1999.

                                                          1999
                                                         -------
Net asset value, beginning of period                     $  1.00
-------------------------------------------------------  -------
Income from investment operations:
  Net investment income                                     0.05
-------------------------------------------------------  -------
Less distributions:
  Dividends from net investment income                     (0.05)
-------------------------------------------------------  -------
  Net asset value, end of period                         $  1.00
=======================================================  =======
Total return                                                4.90%
=======================================================  =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $11,684
=======================================================  =======
Ratio of expenses to average net assets(a)                  0.22%(b)
=======================================================  =======
Ratio of net investment income to average net assets(c)     4.75%(b)
=======================================================  =======
(a) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursement was 0.40%.
(b) Ratios based on average net assets of $11,674,044.
(c) After fee waivers and/or expense reimbursements. Ratio of net investment income to average net assets prior to fee waivers and/or expense reimbursement was 4.57%.

        GOVERNMENT TAXADVANTAGE


        PORTFOLIO

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

        Cash Management Class

        Government TaxAdvantage Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.


        PROSPECTUS

        MAY 30, 2000


                                       This prospectus contains important
                                       information about the Cash
                                       Management Class of the fund. Please
                                       read it before investing and keep it
                                       for future reference.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

                                       There can be no assurance that the
                                       fund will be able to maintain a
                                       stable net asset value of $1.00 per
                                       share.


                                       An investment in the fund:


                                       - is not FDIC insured;


                                       - may lose value; and


                                       - is not guaranteed by a bank.


        [AIM LOGO APPEARS HERE]                  INVEST WITH DISCIPLINE

                                                --Registered Trademark--

                       ----------------------------------

                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ----------------------------------


TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES           1

- - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE
  FUND                                        1

- - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                       2

- - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                          2

Performance Table                             2

FEE TABLE AND EXPENSE EXAMPLE                 3

- - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                     3

Expense Example                               3

FUND MANAGEMENT                               4

- - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                   4

Advisor Compensation                          4

OTHER INFORMATION                             4

- - - - - - - - - - - - - - - - - - - - - - - - -

Suitability for Investors                     4

Dividends and Distributions                   4

SHAREHOLDER INFORMATION                     A-1

- - - - - - - - - - - - - - - - - - - - - - - - -

Distribution and Service (12b-1) Fees       A-1

Purchasing Shares                           A-1

Redeeming Shares                            A-1

Pricing of Shares                           A-2

Taxes                                       A-2

OBTAINING ADDITIONAL INFORMATION     Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - -



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con Disciplina and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design, AIM Internet Connect and AIM Investor are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ----------------------------------

                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ----------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------


The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.



  The fund attempts to meet its objective by investing in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by:



- the full faith and credit of the U.S. Treasury;



- the right of the issuer to borrow from the U.S. Treasury;



- the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or



- the credit of the agency or instrumentality.



The fund also seeks to provide dividends that are exempt from state and local taxation in many states. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940.


  The portfolio managers focus on U.S. Treasury obligations they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------


An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.


  The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates; and


- downgrades of credit ratings or defaults of any of the fund's holdings.

                       ----------------------------------

                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ----------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the Institutional Class shares. Neither the Cash Management Class shares nor the Institutional Class shares are subject to sales loads.



                                          Annual
Year Ended                                Total
December 31                               Return
-----------                               ------
1991....................................  5.90%
1992....................................  3.57
1993....................................  2.95
1994....................................  3.88
1995....................................  5.58
1996....................................  5.09
1997....................................  5.15
1998....................................  5.11
1999....................................  4.60



The returns shown are those of the fund's Institutional Class shares, which are not offered in this prospectus. Cash Management Class shares would have lower annual returns because, although the shares are invested in the same portfolio of securities, the Cash Management Class has higher expenses.



  The Institutional Class shares' year-to-date total return as of March 31, 2000 was [ %].



  During the periods shown in the bar chart, Institutional Class' highest quarterly return was 1.41% (quarter ended June 30, 1995) and its lowest quarterly return was 0.72% (quarter ended June 30, 1993).


PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------------------
(for the periods ended                                                          SINCE      INCEPTION
December 31, 1999)                               1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
------------------------------------------------------------------------------------------------------
Institutional Class                               4.60%    5.11%        --       4.77%      08/17/90
------------------------------------------------------------------------------------------------------
Cash Management Class                               --       --         --         --       12/30/99
------------------------------------------------------------------------------------------------------



Institutional Class shares' seven-day yield on December 31, 1999 was 5.00%. For the current seven-day yield of Cash Management Class shares, call (800) 877-7745.

                       ----------------------------------

                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ----------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:


SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)         CASH MANAGEMENT CLASS
----------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                   None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is
less)                             None
----------------------------------------------



ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)(1)     CASH MANAGEMENT CLASS
----------------------------------------------
Management Fees                   0.20%

Distribution and/or
Service (12b-1) Fees              0.10

Other Expenses                    0.15

Total Annual Fund
Operating Expenses                0.45

Fee Waiver and
Expense
Reimbursement(2)                  0.17

Net Expenses(3)                   0.28
----------------------------------------------


(1) The fees and expenses are based on estimated net assets for the current fiscal period.
(2) The distributor has contractually agreed to waive 0.02% of the Rule 12b-1 distribution plan fee. The investment advisor has contractually agreed to limit Total Annual Fund Operating Expenses, excluding the Rule 12b-1 distribution plan fee, interest expense, taxes and extraordinary expenses, to 0.20%.
(3) The investment advisor has voluntarily agreed to limit Net Expenses, excluding the Rule 12b-1 distribution plan fee, interest expense, taxes and extraordinary expenses, to 0.11%. This limitation can be terminated at any time. Net Expenses, net of this voluntary limitation, are 0.19%.

You should also consider the effect of any account fees charged by the financial institution managing your account.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Cash Management Class of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                 1 YEAR   3 YEARS
---------------------------------
Cash Management
  Class           $46      $146
---------------------------------

                       ----------------------------------

                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ----------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 120 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended August 31, 1999, the advisor received compensation of 0.04% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Cash Management Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Cash Management Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Cash Management Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Cash Management Class; providing periodic statements showing a client's account balance in shares of the Cash Management Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.

  The Cash Management Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund whose dividends are exempt from state and local taxation in many states. It is anticipated that most investors will perform their own subaccounting.

  Investors in the Cash Management Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Cash Management Class.

  Because the fund invests in direct obligations of the U.S. Treasury it may be considered to have somewhat less risk than many other money market funds and yields on the fund may be expected to be somewhat lower than many other money market funds. However, the possible exemption from state and local income taxation with respect to dividends paid by the fund may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds, which may provide an advantage to some shareholders.

DIVIDENDS AND DISTRIBUTIONS


The fund expects that its distributions, if any, will consist primarily of ordinary income.

DIVIDENDS

The fund generally declares dividends on each business day and pays dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

  Dividends are paid on settled shares of the fund as of 3:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 3:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.


CAPITAL GAINS DISTRIBUTIONS


The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                       ----------------------------------

                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ----------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to the Cash Management Class that allows the fund to pay distribution fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

The minimum initial investment in the Cash Management Class is $1 million. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.


  Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 3:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of your order. Subsequent purchases of shares of the fund may also be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product.


  If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Cash Management Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Cash Management Class will be sent to you.

  You may place an order for the purchase of shares of the Cash Management Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Cash Management Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Cash Management Class are normally made through your institution.

  You may request a redemption by calling the transfer agent at (800) 877-7745 or by using AIM LINK--Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

  Payment for redemption orders received prior to 3:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

  Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.


REDEMPTIONS BY THE FUND



If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

                       ----------------------------------

                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ----------------------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

  THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY
  TIME TO:

  - REJECT OR CANCEL ANY PART OF ANY PURCHASE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

  - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 3:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 3:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 3:00 p.m. Eastern time on a business day of the fund, the redemption will be processed at the net asset value next determined and the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of the fund shares will be subject to federal income tax.

  The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. The fund's investment strategy is intended to provide shareholders with dividends that are exempt from state and local personal and, in some cases, corporate income taxation in as many jurisdictions as possible. Shareholders should consult their tax advisor before investing.

                       ----------------------------------

                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ----------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------


BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 0843
                             Houston, TX 77001-0843

BY TELEPHONE:                (800) 877-7745

BY E-MAIL:                   general@aimfunds.com

ON THE INTERNET:             http://www.aimfunds.com
                             (prospectuses and annual
                             and semiannual reports
                             only)


---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-----------------------------------

 Government TaxAdvantage Portfolio
 SEC 1940 Act file number: 811-2729
-----------------------------------


[AIM LOGO APPEARS HERE]      www.aimfunds.com             INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

        GOVERNMENT TAXADVANTAGE
        PORTFOLIO
        -----------------------------------------------------------------------



        Institutional Class

        Government TaxAdvantage Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.


        PROSPECTUS

        MAY 30, 2000


                                       This prospectus contains important
                                       information about the Institutional
                                       Class of the fund. Please read it
                                       before investing and keep it for
                                       future reference.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

                                       There can be no assurance that the
                                       fund will be able to maintain a
                                       stable net asset value of $1.00 per
                                       share.


                                       An investment in the fund:


                                       - is not FDIC insured;


                                       - may lose value; and


                                       - is not guaranteed by a bank.


        [AIM LOGO APPEARS HERE]                         INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

                       ----------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ----------------------------------


TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES           1
- - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND      1
- - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                       2
- - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                          2

Performance Table                             2

FEE TABLE AND EXPENSE EXAMPLE                 3
- - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                     3

Expense Example                               3

FUND MANAGEMENT                               4
- - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                   4

Advisor Compensation                          4

OTHER INFORMATION                             4
- - - - - - - - - - - - - - - - - - - - - - - - -

Suitability for Investors                     4

Dividends and Distributions                   4

FINANCIAL HIGHLIGHTS                          5
- - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                     A-1
- - - - - - - - - - - - - - - - - - - - - - - - -

Purchasing Shares                           A-1

Redeeming Shares                            A-1

Pricing of Shares                           A-1

Taxes                                       A-2

STATEMENT OF ADDITIONAL INFORMATION         B-1
- - - - - - - - - - - - - - - - - - - - - - - - -

OBTAINING ADDITIONAL INFORMATION     Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - -


The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con Disciplina and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design, AIM Internet Connect and AIM Investor are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ----------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ----------------------------------



INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.



  The fund attempts to meet its objective by investing in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by:



- the full faith and credit of the U.S. Treasury;



- the right of the issuer to borrow from the U.S. Treasury;



- the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or



- the credit of the agency or instrumentality.



  The fund also seeks to provide dividends that are exempt from state and local taxation in many states. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940.


  The portfolio managers focus on U.S. Treasury obligations they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.


  The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates; and


- downgrades of credit ratings or defaults of any of the fund's holdings.

                       ----------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ----------------------------------


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
The following bar chart shows changes in the performance of the Institutional Class shares from year to year. Institutional Class shares are not subject to sales loads.

                                    [GRAPH]


                                          ANNUAL
YEAR ENDED                                TOTAL
DECEMBER 31                               RETURNS
------------                              -------
1991....................................   5.90%
1992....................................   3.57%
1993....................................   2.95%
1994....................................   3.88%
1995....................................   5.58%
1996....................................   5.09%
1997....................................   5.15%
1998....................................   5.11%
1999....................................   4.60%



The Institutional Class shares' year-to-date total return as of March 31, 2000
was [     ]%.



  During the periods shown in the bar chart, the highest quarterly return was 1.41% (quarter ended June 30, 1995) and the lowest quarterly return was 0.72% (quarter ended June 30, 1993).


PERFORMANCE TABLE

The following performance table reflects the performance of the Institutional Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------------------
                                                                                  SINCE      INCEPTION
(for the periods ended December 31, 1999)          1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
--------------------------------------------------------------------------------------------------------
Institutional Class                                 4.60%    5.11%       --        4.77%      08/17/90
--------------------------------------------------------------------------------------------------------



Institutional Class shares' seven-day yield on December 31, 1999 was 5.00%. For the current seven-day yield, call (800) 659-1005.

                       ----------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ----------------------------------


FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)              INSTITUTIONAL CLASS
-------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                        None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is
less)                                  None
-------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)(1)          INSTITUTIONAL CLASS
-------------------------------------------------
Management Fees                       0.20%

Distribution and/or
Service (12b-1) Fees                  None

Other Expenses                        0.15

Total Annual Fund
Operating Expenses                    0.35

Expense Reimbursement(2)              0.15

Net Expenses(3)                       0.20
-------------------------------------------------

(1) Expenses have been restated to reflect current fees.
(2) The investment advisor has contractually agreed to limit Total Annual Fund Operating Expenses, excluding interest expense, taxes and extraordinary expenses, to 0.20%.
(3) The investment advisor has voluntarily agreed to limit Net Expenses, excluding interest expense, taxes and extraordinary expenses, to 0.11%. This limitation can be terminated at any time.

You should also consider the effect of any account fees charged by the financial institution managing your account.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Institutional Class of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------
Institutional
  Class           $36      $113      $197       $443
------------------------------------------------------

                       ----------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ----------------------------------


FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 120 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended August 31, 1999, the advisor received compensation of 0.04% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Institutional Class of the fund is intended for use by banks and other institutions, investing for themselves or in a fiduciary, advisory, agency, custodial or other similar capacity. Shares of the Institutional Class may not be purchased directly by individuals, although institutions may purchase the Institutional Class for accounts maintained for individuals. Prospective investors should determine if an investment in the Institutional Class is consistent with the investment objectives of an account and with applicable state and federal laws and regulations.

  The Institutional Class is designed to be a convenient and economical way to invest short-term cash reserves in an open-end diversified money market fund whose dividends are exempt from state and local taxation in many states. It is anticipated that most investors will perform their own subaccounting.

  Investors in the Institutional Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Institutional Class.

  Because the fund invests in direct obligations of the U.S. Treasury it may be considered to have somewhat less risk than many other money market funds and yields on the fund may be expected to be somewhat lower than many other money market funds. However, the possible exemption from state and local income taxation with respect to dividends paid by the fund may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds, which may provide an advantage to some shareholders.

DIVIDENDS AND DISTRIBUTIONS


The fund expects that its distributions, if any, will consist primarily of ordinary income.


DIVIDENDS

The fund generally declares dividends on each business day and pays dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

  Dividends are paid on settled shares of the fund as of 3:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 3:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                       ----------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ----------------------------------


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Resource Class. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  The information for the period September 1, 1999 through February 29, 2000 is unaudited. The information for the years ended August 31, 1999, 1998, 1997, 1996 and 1995 has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                    INSTITUTIONAL CLASS
                                            --------------------------------------------------------------------
                                            FOR THE PERIOD
                                             SEPTEMBER 1,
                                             1999 THROUGH
                                             FEBRUARY 29,                   YEAR ENDED AUGUST 31,
                                                 2000         1999       1998       1997       1996       1995
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $   [ ]      $  1.00   $   1.00   $   1.00   $   1.00   $   1.00
Income from investment operations:
  Net investment income                             [ ]         0.04       0.05       0.05       0.05       0.05
Less distributions:
  Dividends from net investment income              [ ]        (0.04)     (0.05)     (0.05)     (0.05)     (0.05)
Net asset value, end of period                  $   [ ]      $  1.00   $   1.00   $   1.00   $   1.00   $   1.00
Total return(a)                                     [ ]         4.51%      5.30%      5.13%      5.19%      5.35%
----------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)        $   [ ]      $88,517   $113,084   $258,251   $407,218   $394,376
Ratio of expenses to average net assets(b)          [ ]         0.19%(c)     0.20%     0.20%     0.20%      0.20%
Ratio of net investment income to average
  net assets(d)                                     [ ]         4.42%(c)     5.05%     5.00%     5.06%      5.21%
----------------------------------------------------------------------------------------------------------------



(a)Not annualized for periods less than one year.


(b)After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were
       %, 0.35%, 0.28%, 0.23%, 0.23% and 0.23% for the periods 2000-1995, respectively.


(c)Ratios are based on average net assets of $97,373,900.


(d)After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense
   reimbursements was     %, 4.25%, 4.97%, 4.97%, 5.04% and 5.18% for the
   periods 2000-1995, respectively.

                       ----------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ----------------------------------


SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

PURCHASING SHARES

The minimum initial investment in the Institutional Class is $1 million. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.


  Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 3:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of your order. Subsequent purchases of shares of the fund may also be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product.


  We may request that an institution maintain separate master accounts in the fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institution acts in some other capacity. An institution may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption.

  You may request a redemption by calling the transfer agent at (800) 659-1005, or by using AIM LINK--Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

  Payment for redemption orders received prior to 3:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

  Dividends payable up to the date of redemption on redeemed shares will normally be paid on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND


If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.


  THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

  - REJECT OR CANCEL ANY PART OF ANY PURCHASE ORDER;

  - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

  - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 3:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 3:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 3:00 p.m. Eastern time on a business day of the fund, the redemption will be processed at the net asset value next determined and the fund will normally wire proceeds on the

                       ----------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ----------------------------------


SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds it assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of the fund shares will be subject to federal income tax.

  The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. The fund's investment strategy is intended to provide shareholders with dividends that are exempt from state and local personal and, in some cases, corporate income taxation in as many jurisdictions as possible. Shareholders should consult their tax advisor before investing.

                       ----------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ----------------------------------


OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------


BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 0843
                             Houston, TX 77001-0843

BY TELEPHONE:                (800) 659-1005

BY E-MAIL:                   general@aimfunds.com

ON THE INTERNET:             http://www.aimfunds.com
                             (prospectuses and annual
                             and semiannual reports
                             only)


---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------

 Government TaxAdvantage Portfolio
 SEC 1940 Act file number: 811-2729
----------------------------------


[AIM LOGO APPEARS HERE]      www.aimfunds.com             INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

        GOVERNMENT TAXADVANTAGE

        PORTFOLIO

-------------------------------------------------------------------------------

        PERSONAL INVESTMENT CLASS

        Government TaxAdvantage Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.


        PROSPECTUS

        MAY 30, 2000


                                       This prospectus contains important
                                       information about the Personal
                                       Investment Class of the fund. Please
                                       read it before investing and keep it
                                       for future reference.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

                                       There can be no assurance that the
                                       fund will be able to maintain a
                                       stable net asset value of $1.00 per
                                       share.


                                       An investment in the fund:


                                       - is not FDIC insured:


                                       - may lose value; and


                                       - is not guaranteed by a bank.


        [AIM LOGO APPEARS HERE]                  INVEST WITH DISCIPLINE
                                                --Registered Trademark--

                       ----------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ----------------------------------


TABLE OF CONTENTS
-------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES           1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND      1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                       2
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                          2

Performance Table                             2

FEE TABLE AND EXPENSE EXAMPLE                 3
- - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                     3

Expense Example                               3

FUND MANAGEMENT                               4
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                   4

Advisor Compensation                          4

OTHER INFORMATION                             4
- - - - - - - - - - - - - - - - - - - - - - - -

Suitability for Investors                     4

Dividends and Distributions                   4

SHAREHOLDER INFORMATION                     A-1
- - - - - - - - - - - - - - - - - - - - - - - -

Distribution and Service (12b-1) Fees       A-1

Purchasing Shares                           A-1

Redeeming Shares                            A-1

Pricing of Shares                           A-2

Taxes                                       A-2

OBTAINING ADDITIONAL INFORMATION     Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -


The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con Disciplina and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design, AIM Internet Connect and AIM Investor are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ----------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ----------------------------------



INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.



  The fund attempts to meet its objective by investing in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by:



- the full faith and credit of the U.S. Treasury;



- the right of the issuer to borrow from the U.S. Treasury;



- the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or



- the credit of the agency or instrumentality.



  The fund also seeks to provide dividends that are exempt from state and local taxation in many states. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940.


  The portfolio managers focus on U.S. Treasury obligations they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.



  The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

                       ----------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ----------------------------------


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
The following bar chart shows changes in the performance of the Institutional Class shares from year to year. Neither the Personal Investment Class shares nor the Institutional Class shares are subject to sales loads.

                                    [GRAPH]

                                          ANNUAL
YEAR ENDED                                TOTAL
DECEMBER 31                               RETURNS
-----------                               ------
1991....................................   5.90%
1992....................................   3.57%
1993....................................   2.95%
1994....................................   3.88%
1995....................................   5.58%
1996....................................   5.09%
1997....................................   5.15%
1998....................................   5.11%
1999....................................   4.60%


The returns shown are those of the fund's Institutional Class shares, which are not offered in this prospectus. Personal Investment Class shares would have lower annual returns because, although the shares are invested in the same portfolio of securities, the Personal Investment Class has higher expenses. As of the date of this prospectus, the Personal Investment Class had not commenced operations.


  The Institutional Class shares' year-to-date total return as of March 31, 2000
was [     %].


  During the periods shown in the bar chart, Institutional Class' highest quarterly return was 1.41% (quarter ended June 30, 1995) and its lowest quarterly return was 0.72% (quarter ended June 30, 1993).


PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------------------
(for the periods ended                                                          SINCE      INCEPTION
December 31, 1999)                               1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
------------------------------------------------------------------------------------------------------
Institutional Class                               4.60%    5.11%        --       4.77%      08/17/90
------------------------------------------------------------------------------------------------------
Personal Investment Class                           --       --         --         --             --
------------------------------------------------------------------------------------------------------



Institutional Class shares' seven-day yield on December 31, 1999 was 5.00%. For the current seven-day yield of Personal Investment Class shares, call (800) 877-4744.

                       ----------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ----------------------------------


FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from         PERSONAL
your investment)               INVESTMENT CLASS
-----------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)         None
-----------------------------------------------

ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted       PERSONAL
from fund assets)(1)           INVESTMENT CLASS
-----------------------------------------------
Management Fees                      0.20%
Distribution and/or
Service (12b-1) Fees                 0.75

Other Expenses                       0.15

Total Annual Fund
Operating Expenses                   1.10

Fee Waiver and
Expense Reimbursement(2)             0.40

Net Expenses(3)                      0.70
-----------------------------------------------

(1) The fees and expenses are based on estimated net assets for the current fiscal period.
(2) The distributor has contractually agreed to waive 0.25% of the Rule 12b-1 distribution plan fee. The investment advisor has contractually agreed to limit Total Annual Fund Operating Expenses, excluding the Rule 12b-1 distribution plan fee, interest expense, taxes and extraordinary expenses, to 0.20%.
(3) The investment advisor has voluntarily agreed to limit Net Expenses, excluding the Rule 12b-1 distribution plan fee, interest expense, taxes and extraordinary expenses, to 0.11%. This limitation can be terminated at any time. Net Expenses, net of this voluntary limitation, are 0.61%.

You should also consider the effect of any account fees charged by the financial institution managing your account.


  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Personal Investment Class of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                           1 YEAR   3 YEARS
-------------------------------------------
Personal Investment Class   $112     $350
-------------------------------------------

                       ----------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ----------------------------------


FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 120 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended August 31, 1999, the advisor received compensation of 0.04% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Personal Investment Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Personal Investment Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Personal Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Personal Investment Class; providing periodic statements showing a client's account balance in shares of the Personal Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.

  The Personal Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose dividends are exempt from state and local taxation in many states. It is anticipated that most investors will perform their own subaccounting.

  Investors in the Personal Investment Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Personal Investment Class.

  Because the fund invests in direct obligations of the U.S. Treasury it may be considered to have somewhat less risk than many other money market funds and yields on the fund may be expected to be somewhat lower than many other money market funds. However, the possible exemption from state and local income taxation with respect to dividends paid by the fund may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds, which may provide an advantage to some shareholders.

DIVIDENDS AND DISTRIBUTIONS


The fund expects that its distributions, if any, will consist primarily of ordinary income.


DIVIDENDS

The fund generally declares dividends on each business day and pays dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

  Dividends are paid on settled shares of the fund as of 3:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 3:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                       ----------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ----------------------------------


SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to the Personal Investment Class that allows the fund to pay distribution fees to Fund Management Company (distributor) for the sale and distribution of its shares and fees for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

The minimum initial investment in the Personal Investment Class is $1,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.


  Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 3:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of your order. Subsequent purchases of shares of the fund may also be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product.


  If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Personal Investment Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Personal Investment Class will be sent to you.

  You may place an order for the purchase of shares of the Personal Investment Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Personal Investment Class purchased by institutions on behalf of their clients must be in federal funds. If an order is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Personal Investment Class are normally made through your institution.

  You may request a redemption by calling the transfer agent at (800) 877-4744, or by using AIM LINK--Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

  Payment for redemption orders received prior to 3:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

  Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND


If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

                       ----------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ----------------------------------


SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

  THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY
  TIME TO:

  - REJECT OR CANCEL ANY PART OF ANY PURCHASE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

  - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 3:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 3:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 3:00 p.m. Eastern time on a business day of the fund, the redemption will be processed at the net asset value next determined and the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of the fund shares will be subject to federal income tax.

  The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. The fund's investment strategy is intended to provide shareholders with dividends that are exempt from state and local personal and, in some cases, corporate income taxation in as many jurisdictions as possible. Shareholders should consult their tax advisor before investing.

                       ----------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ----------------------------------


OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------

BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 0843
                             Houston, TX 77001-0843

BY TELEPHONE:                (800) 877-4744

BY E-MAIL:                   general@aimfunds.com

ON THE INTERNET:             http://www.aimfunds.com
                             (prospectuses and annual
                             and semiannual reports only)

---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


 ----------------------------------
 Government TaxAdvantage Portfolio
 SEC 1940 Act file number: 811-2729
 ----------------------------------


[AIM LOGO APPEARS HERE]      www.aimfunds.com            INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

        GOVERNMENT TAXADVANTAGE PORTFOLIO



        ------------------------------------------------------------------------


        Private Investment Class

        Government TaxAdvantage Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.


        PROSPECTUS

        MAY 30, 2000


                                       This prospectus contains important
                                       information about the Private
                                       Investment Class of the fund. Please
                                       read it before investing and keep it
                                       for future reference.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

                                       There can be no assurance that the
                                       fund will be able to maintain a
                                       stable net asset value of $1.00 per
                                       share.


                                       An investment in the fund:


                                       - is not FDIC insured;


                                       - may lose value; and


                                       - is not guaranteed by a bank.


        [AIM LOGO APPEARS HERE]                  INVEST WITH DISCIPLINE
                                              -- Registered Trademark --

                       ---------------------------------

                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES            1
- - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND       1
- - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                        2
- - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                           2

Performance Table                              2

FEE TABLE AND EXPENSE EXAMPLE                  3
- - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                      3

Expense Example                                3

FUND MANAGEMENT                                4
- - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                    4

Advisor Compensation                           4

OTHER INFORMATION                              4
- - - - - - - - - - - - - - - - - - - - - - - - -

Suitability for Investors                      4

Dividends and Distributions                    4

FINANCIAL HIGHLIGHTS                           5
- - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                      A-1
- - - - - - - - - - - - - - - - - - - - - - - - -

Distribution and Service (12b-1) Fees        A-1

Purchasing Shares                            A-1

Redeeming Shares                             A-1

Pricing of Shares                            A-2

Taxes                                        A-2

OBTAINING ADDITIONAL INFORMATION      Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - -


The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con Disciplina and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design, AIM Internet Connect and AIM Investor are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                           -------------------------------

                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                        -------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.



  The fund attempts to meet its objective by investing in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by:



- the full faith and credit of the U.S. Treasury;



- the right of the issuer to borrow from the U.S. Treasury;



- the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or



- the credit of the agency or instrumentality.



  The fund also seeks to provide dividends that are exempt from state and local taxation in many states. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940.


  The portfolio managers focus on U.S. Treasury obligations they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.


  The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates; and


- downgrades of credit ratings or defaults of any of the fund's holdings.

                       ---------------------------------

                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
  The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
The following bar chart shows changes in the performance of the Private Investment Class shares from year to year. Private Investment Class shares are not subject to sales loads.


                                          ANNUAL
YEAR ENDED                                TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1995 ...................................  5.32%
1996 ...................................  4.83%
1997 ...................................  4.89%
1998 ...................................  4.85%
1999 ...................................  4.34%



The Private Investment Class shares' year-to-date total return as of March 31, 2000 was ------%.



  During the periods shown in the bar chart, the highest quarterly return was 1.35% (quarter ended June 30, 1995) and the lowest quarterly return was 1.00% (quarter ended March 31, 1999).


PERFORMANCE TABLE

The following performance table reflects the performance of Private Investment Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                   SINCE      INCEPTION
December 31, 1999)        1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
-----------------------------------------------------------------------------
Private Investment Class   4.34%    4.84         --       4.84%     12/21/94
-----------------------------------------------------------------------------



Private Investment Class shares' seven-day yield on December 31, 1999 was 4.75%. For the current seven-day yield, call (800) 877-7748.

                        -------------------------------

                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                        -------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)         PRIVATE INVESTMENT CLASS
-------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                     None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is
less)                               None
-------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)(1)     PRIVATE INVESTMENT CLASS
-------------------------------------------------
Management Fees                    0.20%

Distribution and/or
Service (12b-1) Fees               0.50

Other Expenses                     0.15

Total Annual Fund
Operating Expenses                 0.85

Fee Waiver and
Expense
Reimbursement(2)                   0.40

Net Expenses(3)                    0.45
-------------------------------------------------

(1) Expenses have been restated to reflect current fees.
(2) The distributor has contractually agreed to waive 0.25% of the Rule 12b-1 distribution plan fee. The investment advisor has contractually agreed to limit Total Annual Fund Operating Expenses, excluding the Rule 12b-1 distribution plan fee, interest expense, taxes and extraordinary expenses, to 0.20%.
(3) The investment advisor has voluntarily agreed to limit Net Expenses, excluding the Rule 12b-1 distribution plan fee, interest expense, taxes and extraordinary expenses, to 0.11%. This limitation can be terminated at any time. Net Expenses, net of this voluntary limitation, are 0.36%.


You should also consider the effect of any account fees charged by the financial institution managing your account.



    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Private Investment Class of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------
Private Investment Class    $87      $271      $471      $1,049
----------------------------------------------------------------

                        -------------------------------

                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                        -------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 120 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended August 31, 1999, the advisor received compensation of 0.04% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Private Investment Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Private Investment Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Private Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Private Investment Class; providing periodic statements showing a client's account balance in shares of the Private Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.

  The Private Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund whose dividends are exempt from state and local taxation in many states. It is anticipated that most investors will perform their own subaccounting.

  Investors in the Private Investment Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Private Investment Class.

  Because the fund invests in direct obligations of the U.S. Treasury it may be considered to have somewhat less risk than many other money market funds and yields on the fund may be expected to be somewhat lower than many other money market funds. However, the possible exemption from state and local income taxation with respect to dividends paid by the fund may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds, which may provide an advantage to some shareholders.

DIVIDENDS AND DISTRIBUTIONS


The fund expects that its distributions, if any, will consist primarily of ordinary income.


DIVIDENDS

The fund generally declares dividends on each business day and pays dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

  Dividends are paid to settled shares of the fund as of 3:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 3:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                       ---------------------------------

                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Private Investment Class. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  The information for the period September 1, 1999 through February 29, 2000 is unaudited. The information for the years ended August 31, 1999, 1998, 1997, 1996 and for the period December 21, 1994 through August 31, 1995 has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                            PRIVATE INVESTMENT CLASS
                                                  -----------------------------------------------------------------------------
                                                   FOR THE PERIOD                                              FOR THE PERIOD
                                                    SEPTEMBER 1,                                              DECEMBER 21, 1994
                                                        1999                                                       THROUGH
                                                       THROUGH                YEAR ENDED AUGUST 31,              AUGUST 31,
                                                  FEBRUARY 29, 2000    1999      1998      1997      1996           1995
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $      []     $  1.00     $  1.00   $  1.00   $  1.00        $ 1.00
Income from investment operations:
  Net investment income                                      []        0.04        0.05      0.05      0.05          0.04
Less distributions:
  Dividends from net investment income                       []       (0.04)      (0.05)    (0.05)    (0.05)        (0.04)
Net asset value, end of period                        $      []     $  1.00     $  1.00   $  1.00   $  1.00        $ 1.00
Total return(a)                                              []        4.25%       5.04%     4.87%     4.93%         3.69%
-------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)              $      []     $45,377     $31,143   $39,312   $49,978        $5,423
Ratio of expenses to average net assets(a)                   []        0.43%(b)    0.45%     0.45%     0.45%         0.45%(c)
Ratio of net investment income to average net
  assets(d)                                                  []        4.18%(b)    4.80%     4.75%     4.72%         5.21%(c)
-------------------------------------------------------------------------------------------------------------------------------



(a) Not annualized for periods less than one year.


(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were
      %, 0.85%, 0.78%, 0.74%, 0.85% and 1.02% (annualized) for the periods
    2000-1995, respectively.


(c) Ratios based on average net assets of $50,120,851.


(d) Annualized.


(e) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense
    reimbursements were   %, 3.77%, 4.47%, 4.46%, 4.32% and 4.64% (annualized)
    for the periods 2000-1995, respectively.

                        -------------------------------

                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                        -------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to the Private Investment Class that allows the fund to pay distribution fees to Fund Management Company (distributor) for the sale and distribution of its shares and fees for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

The minimum initial investment in the Private Investment Class is $10,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.


  Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 3:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of your order. Subsequent purchases of shares of the funds may also be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product.


  If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Private Investment Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Private Investment Class will be sent to you.

  You may place an order for the purchase of shares of the Private Investment Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Private Investment Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Private Investment Class are normally made through your institution.

  You may request a redemption by calling the transfer agent at (800) 877-7748, or by using AIM LINK--Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

  Payment for redemption orders received prior to 3:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

  Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND


  If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

                       ---------------------------------

                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

  THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY
  TIME TO:

  - REJECT OR CANCEL ANY PART OF ANY PURCHASE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

  - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 3:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 3:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 3:00 p.m. Eastern time on a business day of the fund, the redemption will be processed at the net asset value next determined and the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers were either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of the fund shares will be subject to federal income tax.

  The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. The fund's investment strategy is intended to provide shareholders with dividends that are exempt from state and local personal and, in some cases, corporate income taxation in as many jurisdictions as possible. Shareholders should consult their tax advisor before investing.

                       ---------------------------------

                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------


BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 0843
                             Houston, TX 77001-0843

BY TELEPHONE:                (800) 877-7748

BY E-MAIL:                   general@aimfunds.com

ON THE INTERNET:             http://www.aimfunds.com
                             (prospectuses and annual
                             and semiannual reports
                             only)


---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-----------------------------------

 Government TaxAdvantage Portfolio
 SEC 1940 Act file number: 811-2729
-----------------------------------


[AIM LOGO APPEARS HERE]      www.aimfunds.com             INVEST WITH DISCIPLINE
                                                      -- Registered Trademark --

        GOVERNMENT TAXADVANTAGE
        PORTFOLIO

        ------------------------------------------------------------------------
        Reserve Class

        Government TaxAdvantage Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.


        PROSPECTUS

        MAY 30, 2000


                                       This prospectus contains important
                                       information about the Reserve Class
                                       of the fund. Please read it before
                                       investing and keep it for future
                                       reference.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

                                       There can be no assurance that the
                                       fund will be able to maintain a
                                       stable net asset value of $1.00 per
                                       share.


                                       An investment in the fund:


                                       - is not FDIC insured;


                                       - may lose value; and


                                       - is not guaranteed by a bank.


        [AIM LOGO APPEARS HERE]                 INVEST WITH DISCIPLINE
                                               --Registered Trademark--

                       ----------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ----------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES           1
- - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND      1
- - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                       2
- - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                          2

Performance Table                             2

FEE TABLE AND EXPENSE EXAMPLE                 3
- - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                     3

Expense Example                               3

FUND MANAGEMENT                               4
- - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                   4

Advisor Compensation                          4

OTHER INFORMATION                             4
- - - - - - - - - - - - - - - - - - - - - - - - -

Suitability for Investors                     4

Dividends and Distributions                   4

SHAREHOLDER INFORMATION                     A-1
- - - - - - - - - - - - - - - - - - - - - - - - -

Distribution and Service (12b-1) Fees       A-1

Purchasing Shares                           A-1

Redeeming Shares                            A-1

Pricing of Shares                           A-2

Taxes                                       A-2

OBTAINING ADDITIONAL INFORMATION     Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - -


The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con Disciplina and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design, AIM Internet Connect and AIM Investor are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ----------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ----------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.



  The fund attempts to meet its objective by investing in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by:



- the full faith and credit of the U.S. Treasury;



- the right of the issuer to borrow from the U.S. Treasury;



- the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or



- the credit of the agency or instrumentality.



  The fund also seeks to provide dividends that are exempt from state and local taxation in many states. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940.


  The portfolio managers focus on U.S. Treasury obligations they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.


  The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates; and


- downgrades of credit ratings or defaults of any of the fund's holdings.

                       ----------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ----------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
The following bar chart shows changes in the performance of the Institutional Class shares from year to year. Neither the Reserve Class shares nor the Institutional Class shares are subject to sales loads.

                                    [GRAPH]

                                          ANNUAL
YEAR ENDED                                TOTAL
DECEMBER 31,                              RETURNS
-------------                             -------
1991....................................   5.90%
1992....................................   3.57%
1993....................................   2.95%
1994....................................   3.88%
1995....................................   5.58%
1996....................................   5.09%
1997....................................   5.15%
1998....................................   5.11%
1999....................................   4.60%



  The returns shown are those of the fund's Institutional Class shares, which are not offered in this prospectus. Reserve Class shares would have lower annual returns because, although the shares are invested in the same portfolio of securities, the Reserve Class has higher expenses. As of the date of this prospectus, the Reserve Class had not commenced operations.



  The Institutional Class shares' year-to-date total return as of March 31, 2000 was [ %.]


During the periods shown in the bar chart, Institutional Class' highest quarterly return was 1.41% (quarter ended June 30, 1995) and its lowest quarterly return was 0.72% (quarter ended June 30, 1993).


PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------------------
(for the periods ended                                                          SINCE      INCEPTION
December 31, 1999)                               1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
----------------------------------------------------------------------------------------------------
Institutional Class                               4.60%    5.11%       --        4.77%     08/17/90
----------------------------------------------------------------------------------------------------
Reserve Class                                       --       --        --          --         --
----------------------------------------------------------------------------------------------------



Institutional Class shares' seven-day yield on December 31, 1999 was 5.00%. For the current seven-day yield of Reserve Class shares, call (800) 417-8837.

                       ----------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ----------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)                 RESERVE CLASS
----------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                      None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)         None
----------------------------------------------

ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)(1)             RESERVE CLASS
----------------------------------------------
Management Fees                      0.20%
Distribution and/or
Service (12b-1) Fees                 1.00
Other Expenses                       0.15
Total Annual Fund
Operating Expenses                   1.35
Fee Waiver and
Expense Reimbursement(2)             0.35
Net Expenses(3)                      1.00
----------------------------------------------

(1) The fees and expenses are based on estimated net assets for the current fiscal period.
(2) The distributor has contractually agreed to waive 0.20% of the Rule 12b-1 distribution plan fee. The investment advisor has contractually agreed to limit Total Annual Fund Operating Expenses, excluding the Rule 12b-1 distribution plan fee, interest expense, taxes and extraordinary expenses, to 0.20%.
(3) The investment advisor has voluntarily agreed to limit Net Expenses, excluding the Rule 12b-1 distribution plan fee, interest expense, taxes and extraordinary expenses, to 0.11%. This limitation can be terminated at any time. Net Expenses, net of this voluntary limitation, are 0.91%.

You should also consider the effect of any account fees charged by the financial institution managing your account.
  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Reserve Class of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                 1 YEAR   3 YEARS
---------------------------------
Reserve Class     $137     $428
---------------------------------

                       ----------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ----------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 120 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended August 31, 1999, the advisor received compensation of 0.04% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Reserve Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Reserve Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Reserve Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Reserve Class; providing periodic statements showing a client's account balance in shares of the Reserve Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.

  The Reserve Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose dividends are exempt from state and local taxation in many states. It is anticipated that most investors will perform their own subaccounting.

  Investors in the Reserve Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Reserve Class.

  Because the fund invests in direct obligations of the U.S. Treasury it may be considered to have somewhat less risk than many other money market funds and yields on the fund may be expected to be somewhat lower than many other money market funds. However, the possible exemption from state and local income taxation with respect to dividends paid by the fund may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds, which may provide an advantage to some shareholders.

DIVIDENDS AND DISTRIBUTIONS


The fund expects that its distributions, if any, will consist primarily of ordinary income.


DIVIDENDS

The fund generally declares dividends on each business day and pays dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

  Dividends are paid on settled shares of the fund as of 3:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 3:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                       ----------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ----------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to the Reserve Class that allows the fund to pay distribution fees to Fund Management Company (distributor) for the sale and distribution of its shares and fees for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

The minimum initial investment in the Reserve Class is $1,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.


  Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 3:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of your order. Subsequent purchases of shares of the fund may also be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product.


  If you propose to open a fund account with an institution you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Reserve Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to shares of the Reserve Class will be sent to you.

  You may place an order for the purchase of shares of the Reserve Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Reserve Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Reserve Class are normally made through your institution.

  You may request a redemption by calling the transfer agent at (800) 417-8837, or by using AIM LINK--Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

  Payment for redemption orders received prior to 3:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

  Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND


If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

                       ----------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ----------------------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

  -----------------------------------------------------------------------
  THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

  - REJECT OR CANCEL ANY PART OF ANY PURCHASE ORDER;

  - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

  - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS. PRICING OF SHARES
 -------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 3:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value. TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 3:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 3:00 p.m. Eastern time on a business day of the fund, the redemption will be processed at the net asset value next determined and the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of the fund shares will be subject to federal income tax.

  The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. The fund's investment strategy is intended to provide shareholders with dividends that are exempt from state and local personal and, in some cases, corporate income taxation in as many jurisdictions as possible. Shareholders should consult their tax advisor before investing.

                       ----------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ----------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------


BY MAIL:                     A I M Fund Services, Inc.
                             P. O. Box 0843
                             Houston, TX 77001-0843
BY TELEPHONE:                (800) 417-8837
BY E-MAIL:                   general@aimfunds.com
ON THE INTERNET:             http://www.aimfunds.com
                             (prospectuses and annual
                             and semiannual reports
                             only)


---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


------------------------------------
 Government TaxAdvantage Portfolio
 SEC 1940 Act file number: 811-2729
------------------------------------


[AIM LOGO APPEARS HERE]   www.aimfunds.com     INVEST WITH DISCIPLINE
                                               --Registered Trademark--

        GOVERNMENT TAXADVANTAGE
        PORTFOLIO

        -----------------------------------------------------------------------

        Resource Class

        Government TaxAdvantage Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.


        PROSPECTUS

        MAY 30, 2000


                                       This prospectus contains important
                                       information about the Resource Class
                                       of the fund. Please read it before
                                       investing and keep it for future
                                       reference.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

                                       There can be no assurance that the
                                       fund will be able to maintain a
                                       stable net asset value of $1.00 per
                                       share.


                                       An investment in the fund:


                                       - is not FDIC insured;


                                       - may lose value; and


                                       - is not guaranteed by a bank.


        [AIM LOGO APPEARS HERE]                  INVEST WITH DISCIPLINE
                                                --Registered Trademark--

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------


TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES           1
- - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND      1
- - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                       2
- - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                          2

Performance Table                             2

FEE TABLE AND EXPENSE EXAMPLE                 3
- - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                     3

Expense Example                               3

FUND MANAGEMENT                               4
- - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                   4

Advisor Compensation                          4

OTHER INFORMATION                             4
- - - - - - - - - - - - - - - - - - - - - - - - -

Suitability for Investors                     4

Dividends and Distributions                   4

SHAREHOLDER INFORMATION                     A-1
- - - - - - - - - - - - - - - - - - - - - - - - -

Distribution and Service (12b-1) Fees       A-1

Purchasing Shares                           A-1

Redeeming Shares                            A-1

Pricing of Shares                           A-2

Taxes                                       A-2

OBTAINING ADDITIONAL INFORMATION     Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - -


The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con Disciplina and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design, AIM Internet Connect and AIM Investor are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------




INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.



  The fund attempts to meet its objective by investing in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by:



- the full faith and credit of the U.S. Treasury;



- the right of the issuer to borrow from the U.S. Treasury;



- the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or



- the credit of the agency or instrumentality.



  The fund also seeks to provide dividends that are exempt from state and local taxation in many states. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940.


  The portfolio managers focus on U.S. Treasury obligations they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.



  The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

  The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
The following bar chart shows changes in the performance of the Institutional Class shares from year to year. Neither the Resource Class shares nor the Institutional Class shares are subject to sales loads.

                [GRAPH]


                                          ANNUAL
YEAR ENDED                                TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1991....................................   5.90%
1992....................................   3.57%
1993....................................   2.95%
1994....................................   3.88%
1995....................................   5.58%
1996....................................   5.09%
1997....................................   5.15%
1998....................................   5.11%
1999....................................   4.60%



The returns shown are those of the fund's Institutional Class shares, which are not offered in this prospectus. Resource Class shares would have lower annual returns because, although the shares are invested in the same portfolio of securities, the Resource Class has higher expenses.


  The Institutional Class shares' year-to-date total return as of March 31, 2000
was [     %].


  During the periods shown in the bar chart, Institutional Class' highest quarterly return was 1.41% (quarter ended June 30, 1995) and its lowest quarterly return was 0.72% (quarter ended June 30, 1993).


PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                  SINCE      INCEPTION
December 31, 1999)       1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
-------------------------------------------------------------------------------
Institutional Class       4.60%    5.11%        --       4.77%      08/17/90
Resource Class              --       --         --         --       12/30/99
-------------------------------------------------------------------------------



Institutional Class shares' seven-day yield on December 31, 1999 was 5.00%. For the current seven-day yield of Resource Class shares, call (800) 825-6858.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------


FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)                  RESOURCE CLASS
-------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                        None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is
less)                                  None
-------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)(1)            RESOURCE CLASS
----------------------------------------------
Management Fees                      0.20%

Distribution and/or
Service (12b-1) Fees                 0.20

Other Expenses                       0.15

Total Annual Fund
Operating Expenses                   0.55

Fee Waiver and
Expense Reimbursement(2)             0.19

Net Expenses(3)                      0.36
----------------------------------------------

(1) The fees and expenses are based on estimated net assets for the current fiscal period.
(2) The distributor has contractually agreed to waive 0.04% of the Rule 12b-1 distribution plan fee. The investment advisor has contractually agreed to limit Total Annual Fund Operating Expenses, excluding the Rule 12b-1 distribution plan fee, interest expense, taxes and extraordinary expenses, to 0.20%.
(3) The investment advisor has voluntarily agreed to limit Net Expenses, excluding the Rule 12b-1 distribution plan fee, interest expense, taxes and extraordinary expenses, to 0.11%. This limitation can be terminated at any time. Net Expenses, net of this voluntary limitation, are 0.27%.

You should also consider the effect of any account fees charged by the financial institution managing your account.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Resource Class of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                1 YEAR     3 YEARS
----------------------------------
Resource Class   $56        $176
----------------------------------

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------


FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 120 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended August 31, 1999, the advisor received compensation of 0.04% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Resource Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Resource Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Resource Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Resource Class; providing periodic statements showing a client's account balance in shares of the Resource Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.

  The Resource Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose dividends are exempt from state and local taxation in many states. It is anticipated that most investors will perform their own subaccounting.

  Investors in the Resource Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Resource Class.

  Because the fund invests in direct obligations of the U.S. Treasury it may be considered to have somewhat less risk than many other money market funds and yields on the fund may be expected to be somewhat lower than many other money market funds. However, the possible exemption from state and local income taxation with respect to dividends paid by the fund may enable shareholders to achieve an after-tax return comparable to or higher than that obtained from other money market funds, which may provide an advantage to some shareholders.

DIVIDENDS AND DISTRIBUTIONS


The fund expects that its distributions, if any, will consist primarily of ordinary income.


DIVIDENDS

The fund generally declares dividends on each business day and pays dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

  Dividends are paid to settled shares of the fund as of 3:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 3:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------


SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12B-1) FEES

The fund has adopted a 12b-1 plan with respect to the Resource Class that allows the fund to pay distribution fees to Fund Management Company (distributor) for the sale and distribution of its shares and fees for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

The minimum initial investment in the Resource Class is $10,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.


  Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 3:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of your order. Subsequent purchases of shares of the fund may also be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product.


  If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Resource Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Resource Class will be sent to you.

  You may place an order for the purchase of shares of the Resource Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Resource Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Resource Class are normally made through your institution.

  You may request a redemption by calling the transfer agent at (800) 825-6858, or by using AIM LINK--Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

  Payment for redemption orders received prior to 3:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

  Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND


  If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------


SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

  THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

  - REJECT OR CANCEL ANY PART OF ANY PURCHASE ORDER;

  - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

  - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 3:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS


The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 3:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 3:00 p.m. Eastern time on a business day of the fund, the redemption will be processed at the net asset value next determined and the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.


TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of the shares will be subject to federal income tax.

  The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. The fund's investment strategy is intended to provide shareholders with dividends that are exempt from state and local personal and, in some cases, corporate income taxation in as many jurisdictions as possible. Shareholders should consult their tax advisor before investing.

                       ---------------------------------
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                       ---------------------------------


OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------



BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 0843
                             Houston, TX 77001-0843

BY TELEPHONE:                (800) 825-6858

BY E-MAIL:                   general@aimfunds.com

ON THE INTERNET:             http://www.aimfunds.com
                             (prospectuses and annual
                             and semiannual reports
                             only)


---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


-----------------------------------
 Government TaxAdvantage Portfolio
 SEC 1940 Act file number: 811-2729
-----------------------------------


[AIM LOGO APPEARS HERE]      www.aimfunds.com             INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

                                                     STATEMENT OF
                                                     ADDITIONAL INFORMATION

                          SHORT-TERM INVESTMENTS TRUST


                       GOVERNMENT TAXADVANTAGE PORTFOLIO

                            (CASH MANAGEMENT CLASS)
                             (INSTITUTIONAL CLASS)
                          (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                (RESERVE CLASS)
                                (RESOURCE CLASS)

                               11 GREENWAY PLAZA
                                   SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                 (800) 659-1005

                             ---------------------

         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.
               IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS
                   OF EACH OF THE ABOVE-NAMED CLASSES OF THE

                       GOVERNMENT TAXADVANTAGE PORTFOLIO,

                   COPIES OF WHICH MAY BE OBTAINED BY WRITING
                  FUND MANAGEMENT COMPANY, 11 GREENWAY PLAZA,
                      SUITE 100, HOUSTON, TEXAS 77046-1173
                           OR CALLING (800) 659-1005

                             ---------------------


             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 30, 2000

       RELATING TO THE PROSPECTUS OF EACH OF THE FOLLOWING CLASSES OF THE


                       GOVERNMENT TAXADVANTAGE PORTFOLIO:


              CASH MANAGEMENT CLASS PROSPECTUS DATED MAY 30, 2000,


               INSTITUTIONAL CLASS PROSPECTUS DATED MAY 30, 2000,


            PERSONAL INVESTMENT CLASS PROSPECTUS DATED MAY 30, 2000,


            PRIVATE INVESTMENT CLASS PROSPECTUS DATED MAY 30, 2000,


                  RESERVE CLASS PROSPECTUS DATED MAY 30, 2000


                AND RESOURCE CLASS PROSPECTUS DATED MAY 30, 2000

                               TABLE OF CONTENTS


                                                                PAGE
                                                              --------
Introduction................................................     B-3
General Information about the Trust.........................     B-3
     The Trust and Its Shares...............................     B-3
Portfolio Transactions and Brokerage........................     B-5
     General Brokerage Policy...............................     B-5
     Allocation of Portfolio Transactions...................     B-6
     Section 28(e) Standards................................     B-6
Share Purchases and Redemptions.............................     B-7
     Purchases and Redemption...............................     B-7
     Redemptions by the Portfolio...........................     B-7
     Net Asset Value Determination..........................     B-8
     Distribution Agreement.................................     B-8
     Distribution Plan......................................     B-9
     Banking Regulations....................................    B-10
     Performance Information................................    B-10
Investment Program and Restrictions.........................    B-11
     Investment Program.....................................    B-11
     Investment Policies....................................    B-12
     Interfund Loans........................................    B-12
     Lending of Portfolio Securities........................    B-13
     Margin Transactions, Short Sales and Options...........    B-13
     Eligible Securities....................................    B-13
     Investment Restrictions................................    B-14
Management..................................................    B-15
     Trustees and Officers..................................    B-16
     Remuneration of Trustees...............................    B-18
     Investment Advisor.....................................    B-20
     Administrative Services................................    B-21
     Expenses...............................................    B-21
     Transfer Agent and Custodian...........................    B-22
     Legal Matters..........................................    B-22
     Reports................................................    B-22
     Sub-Accounting.........................................    B-23
     Principal Holders of Securities........................    B-23
Dividends, Distributions and Tax Matters....................    B-30
     Dividends and Distributions............................    B-30
     Tax Matters............................................    B-30
     Qualifications as a Regulated Investment Company.......    B-30
     Excise Tax on Regulated Investment Companies...........    B-31
     Portfolio Distributions................................    B-31
     Sale or Redemption of Shares...........................    B-32
     Foreign Shareholders...................................    B-32
     Effect of Future Legislation; State and Local Tax
      Considerations........................................    B-33
Financial Statements........................................      FS

                                  INTRODUCTION


     The Government TaxAdvantage Portfolio (the "Portfolio") is an investment portfolio of Short-Term Investments Trust (the "Trust"), a mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information is included in the Cash Management Class Prospectus dated May 30, 2000, the Institutional Class Prospectus dated May 30, 2000, the Personal Investment Class Prospectus dated May 30, 2000, the Private Investment Class Prospectus dated May 30, 2000, the Reserve Class Prospectus dated May 30, 2000 and the Resource Class Prospectus dated May 30, 2,000 (each a "Prospectus"). Copies of each Prospectus and additional copies of this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Trust's shares, Fund Management Company ("FMC"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or by calling (800) 659-1005. Investors must receive a Prospectus before they invest.


     This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Trust and each class of the Portfolio. Some of the information required to be in this Statement of Additional Information is also included in each Prospectus; and, in order to avoid repetition, reference will be made to sections of the applicable Prospectus. Additionally, each Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from each Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                      GENERAL INFORMATION ABOUT THE TRUST

THE TRUST AND ITS SHARES


     The Trust is an open-end, diversified, management series investment company which was originally organized as a corporation under the laws of the State of Maryland on January 24, 1977, but which had no operations prior to November 10, 1980. The Trust was reorganized as a business trust under the laws of the Commonwealth of Massachusetts on December 31, 1986. The Trust was again reorganized as a business trust under the laws of the State of Delaware on October 15, 1993. A copy of the Amended and Restated Agreement and Declaration of Trust ("Declaration of Trust") establishing the Trust is on file with the SEC. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Treasury TaxAdvantage Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Trust and STIC. All historical financial and other information contained in this Statement of Additional Information for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof). Shares of beneficial interest of the Trust are redeemable at the net asset value thereof at the option of the shareholder or at the option of the Trust in certain circumstances. For information concerning the methods of redemption and the rights of share ownership, investors should consult each Prospectus under the caption "Redeeming Shares."



     The Trust offers on a continuous basis shares representing an interest in one of three portfolios: the Portfolio, the Government & Agency Portfolio and the Treasury Portfolio (together, the "Portfolios"). The Portfolio consists of the following six classes of shares: Cash Management Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. Each class of shares is sold pursuant to a separate prospectus and this joint Statement of Additional Information. Each such class has different shareholder qualifications and bears expenses differently. This Statement of Additional Information relates to the shares of each class of the Portfolio. The Treasury Portfolio and the Government & Agency Portfolio each consists of the following six classes of shares: Cash Management Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. The classes of the Treasury Portfolio and the classes of the Government & Agency Portfolio are offered pursuant to separate prospectuses and separate statements of additional information.



     All shares of the Trust have equal rights with respect to voting, except that the holders of shares of a particular class will have the exclusive right to vote on matters pertaining to distribution plans or shareholder service plans, if any such plans are adopted, relating solely to such class.


     Shareholders of the Trust do not have cumulative voting rights. Therefore the holders of more than 50% of the outstanding shares of all series or classes voting together for election of trustees may elect all of the members of the Board of Trustees and in such event, the remaining holders cannot elect any members of the Board of Trustees.

     The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, any Portfolio and any class thereof, however, may be terminated at any time, upon the recommendation of the Board of Trustees, by vote of a majority of the outstanding shares of the Trust, such Portfolio and such class, respectively; provided, however that the Board of Trustees may terminate, without such shareholder approval, the Trust, any Portfolio and any class thereof with respect to which there are fewer than 100 holders of record.

     There are no preemptive or conversion rights applicable to any of the Trust's shares. The Trust's shares, when issued, will be fully paid and non-assessable. Shares are fully assignable and subject to encumbrance by a shareholder. The Board of Trustees may establish and designate and change in any manner any portfolio or any classes or classes thereof, may fix or change the preferences, voting rights, rights and privileges of any portfolio or classes thereof, and may divide or combine the shares of any portfolio or classes thereof into a greater or lesser number. The Board of Trustees also may classify or reclassify or convert any issued shares of any portfolio, or classes thereof, into a greater or lesser number. Any such classification or reclassification will comply with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act").

     The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares, of $.01 par value, of each class of shares of beneficial interest of the Trust. The Board of Trustees may establish additional series or classes of shares from time to time without shareholder approval.

     The assets received by the Trust for the issue or sale of shares of each class relating to a portfolio and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, will be allocated to that portfolio, and constitute the underlying assets of that portfolio. The underlying assets of each portfolio will be segregated and will be charged with the expenses with respect to that portfolio and its respective classes and with a share of the general expenses of the Trust. While certain expenses of the Trust will be allocated to the separate books of account of each portfolio, certain other expenses may be legally chargeable against the assets of the entire Trust.


     Under Delaware law, shareholders of a Delaware business trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations; however, there is a remote possibility that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Declaration of Trust further provides for indemnification out of the property of the Portfolio for all losses and expenses of any shareholder of the Portfolio held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which the Portfolio would be unable to meet its obligations and wherein the complaining party was held not to be bound by the disclaimer.



     The Declaration of Trust also provides that the trustees and officers will not be personally liable for any act, omission or obligation of the Trust or any Trustee or officer. However, nothing in the Declaration of Trust protects a trustee or officer against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust. The Declaration of Trust provides for indemnification by the Trust of the trustees, the officers, employees or agents of the Trust if it is determined that such person acted in good faith and reasonably believed: (1) in the case of conduct in his or her official capacity for the Trust, that his or her conduct was in the Trust's best interests, (2) in all other cases, that his or her conduct was at least not opposed to the Trust's best interests and (3) in a criminal proceeding, that he or she had no reason to believe that his or her conduct was unlawful. Such person may not be indemnified against any liability to the Trust or to the Trust's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration of Trust also authorizes the purchase of liability insurance on behalf of trustees and officers.



     As described in each Prospectus, the Trust will not normally hold annual shareholders' meetings. At such time as less than a majority of the trustees have been elected by the shareholders, the trustees then in office will call a shareholders' meeting for the election of trustees. Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Trust and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust.

     Except as otherwise disclosed in each Prospectus and in the Statement of Additional Information, the trustees shall continue to hold office and may appoint their successors.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

GENERAL BROKERAGE POLICY


     AIM makes decisions to buy and sell securities for the Portfolio, selects broker-dealers, effects the Portfolio's investment portfolio transactions, allocates brokerage fees in such transactions, and where applicable, negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate or spread (as applicable). While AIM seeks reasonable competitive commission rates, the Portfolio may not pay the lowest commission or spread available. See "Section 28(e) Standards" below.


     In the event the Portfolio purchases securities traded in over-the-counter markets, the Portfolio deals directly with dealers who make markets in the securities involved, except when better prices are available elsewhere. Portfolio transactions placed through dealers who are primary market makers are effected at net prices without commissions, but which include compensation in the form of a mark up or mark down.


     AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Portfolio) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Portfolio and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Portfolio and of the other AIM Funds. In connection with (3) above, the Portfolio's trades may be executed directly by dealers which sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.



     The Portfolio may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of the Portfolio, provided the conditions of an exemptive order received by the Portfolio from the SEC are met. In addition, the Portfolio may purchase or sell a security from or to another AIM Fund or account provided the Portfolio follows procedures adopted by the Board of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.


     The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

     Under the 1940 Act, certain persons affiliated with the Trust are prohibited from dealing with the Portfolios as principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. Furthermore, the 1940 Act prohibits the Trust from purchasing a security being publicly underwritten by a syndicate of which certain persons affiliated with the Trust are members except in accordance with certain conditions. These conditions may restrict the ability of the Portfolio to purchase money market obligations being publicly underwritten by such a syndicate, and the Portfolio may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Trust may, from time to time, serve as placement agent or financial advisor to an issuer of money market obligations and be paid a fee by such issuer. The Portfolio may purchase such money market obligations directly from the issuer, provided that the purchase is made in accordance with procedures adopted by the Trust's Board of Trustees and any such purchases are reviewed at least quarterly by the Trust's Board of Trustees and a determination is made that all such purchases were effected in compliance with such procedures, including a determination that the placement fee or other remuneration paid by the issuer to the person affiliated with the Trust was fair and reasonable in relation to the fees charged by others performing similar services.

ALLOCATION OF PORTFOLIO TRANSACTIONS


     AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Portfolio. Occasionally, identical securities will be appropriate for investment by the Portfolio and by another fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Portfolio and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Portfolio's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.


     Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM could have an adverse effect on the price or amount of securities available to the Portfolio. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.

SECTION 28(e) STANDARDS


     Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, the Portfolio may pay a broker higher commissions than those available from another broker.


     Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

     The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Portfolio. However, the Portfolio is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

     In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Portfolio is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

                        SHARE PURCHASES AND REDEMPTIONS

PURCHASES AND REDEMPTIONS

     A complete description of the manner by which shares of a particular class may be purchased or redeemed appears in each Prospectus under the headings "Purchasing Shares" and "Redeeming Shares."


     Prior to the initial purchase of Portfolio shares, an investor must complete and send an Account Application to AFS at P.O. Box 0843, Houston, Texas 77001-0843. An Account Application may be obtained from the distributor. An investor may make changes to the information provided in the Account Application by submitting such changes in writing to the transfer agent or by completing and submitting to the transfer agent a new Account Application.


     The Trust reserves the right to reject any purchase order and to withdraw all or any part of the offering made by a Prospectus. Any funds received with respect to an order which is not accepted by the Trust and any funds received for which an order has not been received will be promptly returned to an investor. Any request for correction to a transaction of Portfolio shares must be submitted in writing to AFS. AFS reserves the right to reject any such request. When a correction results in a dividend adjustment, the institution must agree in writing to reimburse the Portfolio for any loss resulting from the correction. Failure to deliver purchase proceeds on the requested settlement date may result in a claim against the institution for an amount equal to the overdraft charge incurred by the Portfolio.


     An investor may terminate his or her relationship with an institution at any time, in which case an account in the investor's name will be established directly with the Portfolio and the investor will become a shareholder of record. In such case, however, the investor will not be able to purchase additional shares of the Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class or the Resource Class directly, except through reinvestment of dividends and distributions.


     Payment for redeemed shares of the Portfolio is normally made by Federal Reserve wire to the commercial bank account designated in the shareholder's Account Application on the day specified below, but may be remitted by check upon request by a shareholder. A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Trust. The authorized signature on the notice must be guaranteed by a commercial bank or trust company (which may include the shareholder). Additional documentation may be required when deemed appropriate by the Portfolio or AFS.

     The Trust may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.


     A "Business Day" of the Trust is any day on which member banks of the Federal Reserve Bank of New York and The Bank of New York are open for business. If AFS receives a redemption request on a Business Day prior to 3:00 p.m. Eastern time, the redemption will be effected at the net asset value of the Portfolio determined as of 3:00 p.m. Eastern time and the Trust will normally wire redemption proceeds on that day. A redemption request received by AFS after 3:00 p.m. Eastern time will be effected at the net asset value of the Portfolio determined as of 3:00 p.m. Eastern time on the next Business Day and proceeds will normally be wired on the next Business Day. If proceeds are not wired on the same day, shareholders will accrue dividends until the day the proceeds are wired. The Trust, however, reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.


     Any request for correction to a redemption transaction of Portfolio shares must be submitted in writing to AFS.

REDEMPTIONS BY THE PORTFOLIO

     If the Trust determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the Trust may, at its discretion, redeem the account and distribute the proceeds to you.

NET ASSET VALUE DETERMINATION



     The net asset value per share of each class of the Portfolio is determined as of 3:00 p.m. Eastern time on each Business Day of the Trust. For the purpose of determining the price at which all shares of the Portfolio are issued and redeemed, the net asset value per share is calculated by: (a) valuing all securities and instruments of the Portfolio as set forth below; (b) adding other assets of the Portfolio, if any; (c) deducting the liabilities of the Portfolio;
(d) dividing the resulting amount by the number of shares outstanding of the Portfolio; and (e) rounding such per share net asset value to the nearest whole cent. Among other items, the Portfolio's liabilities include accrued expenses and dividends payable and its total assets include portfolio securities valued at their market value as well as income accrued but not yet received.


     The debt instruments held in the Portfolio are valued on the basis of amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Trust would receive if it sold the entire portfolio.

     The valuation of the portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Portfolio is permitted in accordance with applicable rules and regulations of the SEC, including Rule 2a-7 under the 1940 Act, which require the Trust to adhere to certain conditions. These rules require that the Fund maintain a dollar-weighted average portfolio maturity of 90 days or less for the Portfolio, purchase only instruments having remaining maturities of 397 days or less and invest only in securities determined by the Board of Trustees to be of high quality with minimal credit risk.


     The Board of Trustees has established procedures designed to stabilize, to the extent reasonably practicable, the Trust's price per share at $1.00 for the Portfolio as computed for the purpose of sales and redemptions. Such procedures include review of the Portfolio's portfolio holdings by the Board of Trustees, at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Portfolio deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the Portfolio's shares. In the event the Board of Trustees determines that such a deviation exists for the Portfolio, it will take such corrective action as the Board of Trustees deems necessary and appropriate with respect to the Portfolio, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.


DISTRIBUTION AGREEMENT


     The Trust has entered into a Master Distribution Agreement (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the exclusive distributor of the shares of each class of the Portfolio. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Mail addressed to FMC should be sent to P.O. Box 4497, Houston, Texas 77210-4497. See "General Information About the
Trust -- Trustees and Officers" and "-- Investment Advisor" for information as to the affiliation of certain trustees and officers of the Trust with FMC, AIM and AIM Management.



     The Distribution Agreement provides that FMC has the exclusive right to distribute the shares of each class of the Portfolio either directly or through other broker-dealers. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Trust and the costs of preparing and distributing any other supplemental sales literature. FMC has not undertaken to sell any specified number of shares of the Portfolio.



     The Distribution Agreement will continue in effect from year to year only if such continuation is specifically approved at least annually by the Trust's Board of Trustees and the affirmative vote of the trustees who are not parties to the Distribution Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Trust or FMC may terminate the Distribution Agreement on sixty days' written notice, without penalty. The Distribution Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act.


     FMC may, from time to time, at its expense, pay a bonus or other consideration or incentive to dealers or institutions who sell a minimum dollar amount of the shares of a particular class during a specific period of time. In some instances, these incentives may be offered only to certain dealers or institutions who have sold or may sell significant amounts of shares. The total amount of such additional bonus or payments or other consideration shall not exceed 0.05% of the net asset value of the shares of the class sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of shares or the amount received as proceeds from such sales. Dealers or institutions may not use sales of the shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.

DISTRIBUTION PLAN


     The Trust has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. The Plan provides that the Trust may compensate FMC in connection with the distribution of shares of the Portfolio. Such compensation may be expended when and if authorized by the Board of Trustees and may be used to finance such distribution-related services as expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and costs of administering the Plan.



     Pursuant to the Plan, the Trust may enter into Shareholder Service Agreements ("Service Agreements") with selected broker-dealers, banks, other financial institutions or their affiliates. Such firms may receive from the Portfolio compensation for servicing investors as beneficial owners of the shares of the Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class of the Portfolio. These services may include among other things: (i) answering customer inquiries regarding the shares of these classes and the Portfolio; (ii) assisting customers in changing dividend options, account designations and addresses;
(iii) performing sub-accounting; (iv) establishing and maintaining shareholder accounts and records; (v) processing purchase and redemption transactions; (vi) automatic investment of customer cash account balances in the shares of these classes; (vii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by such firm; (viii) arranging for bank wires; and (ix) such other services as the Trust may request on behalf of the shares of these classes, to the extent such firms are permitted to engage in such services by applicable statute, rule or regulation. The Plan may only be used for the purposes specified above and as stated in the Plan. Expenses may not be carried over from year to year.


     The Plan does not obligate the Trust to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan. Thus, even if FMC's actual expenses exceed the fee payable to FMC thereunder at any given time, the Trust will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

     FMC may from time to time waive or reduce any portion of its 12b-1 fee for Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions FMC will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between FMC and the Trust.

     The Plan requires the officers of the Trust to provide the Board of Trustees at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. The Board of Trustees shall review these reports in connection with their decisions with respect to the Plan.

     With respect to the Private Investment Class, the amount paid to dealers and financial institutions pursuant to the Plan for the fiscal year ended August 31, 1999 was $125,302 (or an amount equal to 0.25% of the average daily net assets of Private Investment Class). With respect to the Private Investment Class, FMC received no compensation pursuant to the Plan for the fiscal year ended August 31, 1999.


     As required by Rule 12b-1 under the 1940 Act, the Plan has been approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan ("Qualified Trustees"). In approving the Plan in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plan would benefit the Trust and the holders of shares of the applicable classes of the Portfolio. Anticipated benefits that may result from the Plan are: (i) FMC, brokerage firms and financial institutions will provide a shareholder with rapid access to his or her account for the purpose of effecting executions of purchase and redemption orders; (ii) FMC and shareholder service agents will provide prompt, efficient and reliable responses to shareholder inquiries concerning account status; (iii) a well-developed, dependable network of shareholder service agents may help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of the Portfolio; and (iv) a successful distribution effort will assist FMC in maintaining and increasing the organizational strength needed to service the Portfolio.

     The Plan complies with the Conduct Rules of the National Association of Securities Dealers, Inc. and provides for payment of a service fee to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of each applicable class of the Portfolio, in amounts of up to 0.25% of the average net assets of such class of the Portfolio attributable to the customers of such dealers or financial institutions. Payments to dealers and other financial institutions in excess of such amount and payments to FMC would be characterized as an asset-based sales charge pursuant to the amended Plan. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each applicable class.

     The Plan, unless sooner terminated in accordance with its terms, shall continue in effect as to each applicable class from year to year as long as such continuance is a specifically approved at least annually by the Board of Trustees, including a majority of the Qualified Trustees.

     FMC is a wholly owned subsidiary of AIM, an indirect wholly owned subsidiary of AMVESCAP PLC. Charles T. Bauer, a Trustee and Chairman of the Trust and Robert H. Graham, Trustee and President of the Trust, own shares of AMVESCAP, PLC.

     The Plan may be terminated as to a particular class of the Portfolio by vote of a majority of the Qualified Trustees, or by vote of a majority of the holders of the outstanding voting securities of such class. Any change in the Plan that would increase materially the distribution expenses paid by an applicable class requires shareholder approval; otherwise, the Plan may be amended by the trustees, including a majority of the Qualified Trustees, by vote cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Qualified Trustees is committed to the discretion of the Qualified Trustees.

BANKING REGULATIONS


     On November 12, 1999, the Gramm-Leach-Bliley Act of 1999 was signed into law. This Act removed the regulatory barriers previously established between banks and bank holding companies, and insurance companies and broker-dealers. Various provisions of this Act became effective immediately, and others will become effective through November 2000. While the ultimate effect of such legislation is unclear, financial holding companies and their affiliated bank and financial subsidiaries will be able to participate in the distribution of mutual fund shares.


PERFORMANCE INFORMATION

     As stated under the caption "Performance Information -- Performance Table" in each Prospectus, yield information for the shares of each class of the Portfolio may be obtained by calling the telephone number set forth in the Prospectus for that class. Performance will vary from time to time and past results are not necessarily indicative of future results. Investors should understand that performance is a function of the type and quality of the Portfolio's investments as well as its operating expenses and market conditions. Performance information for the shares of the Portfolio may not provide a basis for comparison with investments which pay fixed rates of interest for a stated period of time, with other investments or with investment companies which use a different method of calculating performance. A shareholder's investment in the Portfolio is not insured or guaranteed. These factors should be carefully considered by the investor before making an investment in the Portfolio.

     Calculations of yield will take into account the total income received by the Portfolio. To the extent that different classes of shares bear different expenses, the yields of such classes will vary. To the extent that institutions charge fees in connection with services provided in conjunction with the Trust, the yield will be lower for those beneficial owners paying such fees.

     The current yields quoted will be the net average annualized yield for an identified period, such as seven consecutive calendar days or a month. Yields will be computed by assuming that an account was established with a single share (the "Single Share Account") on the first day of the period. To arrive at the quoted yield, the net change in the value of that Single Share Account for the period (which would include dividends accrued with respect to the share, and dividends declared on shares purchased with dividends accrued and paid, if any, but would not include any realized gains and losses or unrealized appreciation or depreciation and income other than investment income) will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of one percent. The Trust may also furnish a quotation of effective yields that assumes the reinvestment of dividends for a 365 day year and a return for the entire year equal to the average annualized yields for the period, which will be computed by compounding the unannualized current yields for the period by adding 1 to the unannualized current yields, raising the sum to a power equal to 365 divided by the number of days in the period, and then subtracting 1 from the result.

     From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of the Portfolio. Voluntary fee waivers or reductions or commitments to assume expenses may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions or commitments to assume expenses, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions or reimbursement of expenses set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Trust. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing the Portfolio's yield and total return.


     For the seven-day period ended February 29, 2000, the current and effective yields for the Private Investment Class were 4.95% and 5.08%, respectively. For the seven-day period ended February 29, 2000, the current and effective yields for the Institutional Class were 5.20% and 5.34%, respectively. For the seven-day period ended February 29, 2000, the current and effective yields for the Cash Management Class were 5.12% and 5.26%, respectively. For the seven-day period ended February 29, 2000, the current and effective yields for the Personal Investment Class were 4.70% and 4.40%, respectively. For the seven-day period ended February 29, 2000, the current and effect yields for the Reserve Class were 4.40% and 4.50%, respectively. For the seven-day period ended February 29, 2000, the current and effective yields for the Resource Class were 5.04% and 5.17%, respectively. These yields are quoted for illustration purposes only. The yields for any other seven-day period may be substantially different from the yields quoted above.


     The Trust may compare the performance of a particular class or the performance of securities in which it may invest to:

          - IBC/Donoghue's Money Fund Averages, which are average yields of various types of money market funds that include the effect of compounding distributions;

          - other mutual funds, especially those with similar investment objectives. These comparisons may be based on data published by IBC/Donoghue's Money Fund Report or by Lipper Inc., a widely recognized independent service, which monitors the performance of mutual funds;

          - yields on other money market securities or averages of other money market securities as reported by the Federal Reserve Bulletin, by TeleRate, a financial information network, or by Bloomberg, a financial information firm; and

          - other fixed-income investments such as Certificates of Deposit
     (CDs).

     The principal value and interest rate of CDs and money market securities are fixed at the time of purchase whereas the yield of a class will fluctuate. Unlike some CDs and certain other money market securities, money market mutual funds are not insured by the FDIC. Investors should give consideration to the quality and maturity of the Portfolio's securities when comparing investment alternatives.

     The Trust may reference the growth and variety of money market mutual funds and AIM's innovation and participation in the industry.

                      INVESTMENT PROGRAM AND RESTRICTIONS
INVESTMENT PROGRAM


     Information concerning the Portfolio's investment objective is set forth in each Prospectus under the heading "Investment Objective and Strategies." The principal features of the Portfolio's investment program and the primary risks associated with that investment program are also discussed in each Prospectus. There can be no assurance that the Portfolio will achieve its objective. The values of the securities in which the Portfolio invests fluctuate based upon interest rates, the financial stability of the issuer and market factors.



     Set forth in this section is a description of the Portfolio's investment policies, strategies and practices. The investment objective of the Portfolio is non-fundamental and may be changed by the Board of Trustees without shareholder approval. The Portfolio's investment policies, strategies and practices are also non-fundamental. The Board of Trustees of the Trust reserves the right to change any of these non-fundamental investment policies, strategies or practices without shareholder approval. However, shareholders will be notified before any material change in the investment policies becomes effective. The Portfolio has adopted certain investment restrictions, some of which are fundamental and cannot be changed without shareholder approval. See "Investment Program and Restrictions -- Investment Restrictions" in this Statement of Additional Information. Any percentage limitations with respect to assets of the Portfolio will be applied at the time of purchase.



     The Portfolio seeks to achieve its objective by investing in high grade money market instruments. The money market instruments in which the Portfolio invests are considered to carry very little risk and accordingly may not have as high a yield as that available on money market instruments of lesser quality. The Portfolio invests in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities.


INVESTMENT POLICIES


     REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements with respect to its portfolio securities in amounts up to 10% of the value of its total assets at the time of entering into a reverse repurchase agreement. The Portfolio will only enter into reverse repurchase agreements for temporary or emergency purposes, such as to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests should they occur. Reverse repurchase transactions are limited to a term not to exceed 92 days. The Portfolio will use reverse repurchase agreements when the interest income to be earned from the securities that would otherwise have to be liquidated to meet redemption requests is greater than the interest expense of the reverse repurchase transaction. Reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio in lieu of liquidation may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. The risk, if encountered, could cause a reduction in the net asset value of the Portfolio's shares. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.



     GOVERNMENT OBLIGATIONS. The Portfolio may invest in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities. Such obligations may be supported (a) by the full faith and credit of the U.S. Treasury (as in the case of Government National Mortgage Association Certificates), (b) by the right of the issuer to borrow from the U.S. Treasury (as in the case of obligations of the Federal Home Loan
Bank), (c) by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality (as in the case of the Federal National Mortgage Association), or (d) only by the credit of the agency or instrumentality itself (as in the case of obligations of the Federal Farm Credit
Bank). No assurance can be given that the U.S. Government will provide financial support to such U.S. Government sponsored agencies or instrumentalities in the future and it is not obligated by law to renew, grant or extend future financial support.



     ILLIQUID SECURITIES. The Portfolio will invest no more than 10% of its net assets in illiquid securities.



INTERFUND LOANS



     The Portfolio may lend up to 33 1/3% of its total assets to another AIM Fund, on such terms and conditions as the SEC may require in an exemptive order. An application for exemptive relief has been filed with the SEC on behalf of the Portfolio and other AIM Funds. The Portfolio may also borrow from another AIM Fund to satisfy redemption requests or to cover unanticipated cash shortfalls due to a delay in the delivery of cash to the Portfolio's custodian or improper delivery instructions by a broker effectuating a transaction. It is anticipated that the Portfolio would not participate as a borrower in the interfund lending facility because it would rarely need to borrow cash to meet redemptions; however, it is anticipated that this Portfolio will be a lender to other AIM Funds under the interfund lending facility.



     INVESTMENT IN OTHER INVESTMENT COMPANIES. The Portfolio may invest in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and if applicable, exemptive orders granted by the SEC. The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds (defined below): (i) the Portfolio may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) the Portfolio may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) the Portfolio may not invest more than 10% of its total assets in securities issued by other investment companies other than Affiliated Money Market Funds. With respect to the Portfolio's purchase of shares of another investment company, including Affiliated Money Market Funds, the Portfolio will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Portfolio has obtained an exemptive order from the SEC allowing it to invest uninvested cash balances and cash collateral received in connection with securities lending in money market funds that have AIM or an affiliate of AIM as an investment adviser (the "Affiliated Money Market Funds"), provided that, with respect to uninvested cash balances, investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the Portfolio.



LENDING OF PORTFOLIO SECURITIES



     Consistent with applicable regulatory requirements the Portfolio may lend its portfolio securities (principally to broker-dealers) to the extent of one-third of its total assets. Such loans would be callable at any time and would be continuously secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. The Portfolio would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of the loan collateral if it were cash. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or affiliated money market funds. Where voting or consent rights with respect to loaned securities pass to the borrower, the Portfolio will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such voting or consent rights if the matters involved are expected to have a material effect on the Portfolio's investment in the loaned securities. Lending securities entails a risk of loss to the Portfolio if and to the extent that the market value of the securities loaned were to increase and the lender did not increase the collateral accordingly.


     PORTFOLIO TRANSACTIONS. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money market. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Securities held by the Portfolio will be disposed of prior to maturity if an earlier disposition is deemed desirable by AIM to meet redemption requests. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, however, the high turnover rate should not adversely affect the Portfolio's net income.


     PURCHASING DELAYED DELIVERY SECURITIES. In managing the Portfolio's investments, AIM may indicate to dealers or issuers its interest in acquiring certain securities for the Portfolio for settlement beyond a customary settlement date. In some cases, the Portfolio may agree to purchase such securities at stated prices and yields. In such cases, such securities are considered "delayed delivery" securities when traded in the secondary market. Since this is done to facilitate the acquisition of portfolio securities and is not for the purpose of investment leverage, the amount of delayed delivery securities involved may not exceed the estimated amount of funds available for investment on the settlement date. Until the settlement date, liquid assets of the Portfolio with a dollar value sufficient at all times to make payment for the delayed delivery securities will be segregated. The total amount of segregated liquid assets may not exceed 25% of the Portfolio's total assets. The delayed delivery securities, which will not begin to accrue interest until the settlement date, will be recorded as an asset of the Portfolio and will be subject to the risks of market value fluctuations. The purchase price of the delayed delivery securities will be recorded as a liability of the Portfolio until settlement. Absent extraordinary circumstances, the Portfolio's right to acquire delayed delivery securities will not be divested prior to the settlement date.


     The investment policies described above may be changed by the Board of Trustees without the affirmative vote of a majority of the outstanding shares of beneficial interest of the Trust.


MARGIN TRANSACTIONS, SHORT SALES AND OPTIONS



     The Portfolio does not intend to engage in short sales or to purchase or sell put or call options. The Portfolio will not purchase any security on margin, except that it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities.


ELIGIBLE SECURITIES


     The Trust will invest only in "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, which the Trust's Board of Trustees has determined to present minimal credit risk.

INVESTMENT RESTRICTIONS


  Fundamental Restrictions



     Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Portfolio's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Portfolio's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Portfolio.



          (1) The Portfolio is a "diversified company" as defined in the 1940 Act. The Portfolio will not purchase the securities of any issuer if, as a result, the Portfolio would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Portfolio may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Portfolio may purchase securities or other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.



          (2) The Portfolio may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.



          (3) The Portfolio may not underwrite the securities of other issuers. This restriction does not prevent the Portfolio from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Portfolio may be considered to be an underwriter under the Securities Act of 1933.



          (4) The Portfolio will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Portfolio's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) bank instruments. In complying with this restriction, the Portfolio will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.



          (5) The Portfolio may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.



          (6) The Portfolio may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.



          (7) The Portfolio may not make personal loans or loans of its assets to persons who control or are under common control with the Portfolio, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Portfolio from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.



          (8) The Portfolio may, notwithstanding or any fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.



     The investment restrictions set forth above provide the Portfolio with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Portfolio has this flexibility, the Board of Trustees of the Trust has adopted non-fundamental restrictions for the Portfolio relating to certain of these restrictions which the advisor must follow in managing the Portfolio. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Trustees.

  Non-Fundamental Restrictions



     The following non-fundamental investment restrictions apply to the Portfolio. They may be changed without approval of the Portfolio's voting securities.



          (1) In complying with the fundamental restriction regarding issuer diversification, the Portfolio will not, with respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. The Portfolio may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies and their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.



          (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Portfolio may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio may borrow from banks, broker-dealers or an AIM Advised Fund. The Portfolio may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Portfolio may not purchase additional securities when any borrowings from banks exceed 5% of the Portfolio's total assets.



          (3) In complying with the fundamental restriction regarding industry concentration, the Portfolio may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.



          (4) In complying with the fundamental restriction with regard to making loans, the Portfolio may lend up to 33 1/3% of its total assets and may lend money to another AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.



          (5) Notwithstanding the fundamental restriction on investing all assets in an open-end fund, the Portfolio may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Portfolio.



                                   MANAGEMENT



     The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to the Trust, including agreements with the Trust's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Trust are delegated to the Trust's officers and to A I M Advisors, Inc. ("AIM"), subject always to the objective and policies of the Trust and to the general supervision of the Trust's Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM.

TRUSTEES AND OFFICERS

     The trustees and officers of the Trust and their principal occupations during at least the last five years are set forth below. Unless otherwise indicated, the address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.


--------------------------------------------------------------------------------------------------------------------------
                                           POSITIONS HELD
          NAME, ADDRESS AND AGE            WITH REGISTRANT      PRINCIPAL OCCUPATION DURING AT LEAST THE PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------
     *CHARLES T. BAUER (81)                 Trustee and         Director and Chairman, A I M Management Group Inc.,
                                              Chairman          A I M Advisors, Inc., A I M Capital Management, Inc.,
                                                                A I M Distributors, Inc., A I M Fund Services, Inc.
                                                                and Fund Management Company; and Executive Vice
                                                                Chairman and Director, AMVESCAP PLC.
--------------------------------------------------------------------------------------------------------------------------
     BRUCE L. CROCKETT (56)                   Trustee           Director, ACE Limited (insurance company). Formerly,
     906 Frome Lane                                             Director, President and Chief Executive Officer,
     McLean, VA 22102                                           COMSAT Corporation; and Chairman, Board of Governors
                                                                of INTELSAT (international communications company).
--------------------------------------------------------------------------------------------------------------------------
     OWEN DALY II (75)                        Trustee           Formerly, Director, Cortland Trust Inc. (investment
     Six Blythewood Road                                        company), CF & I Steel Corp., Monumental Life
     Baltimore, MD 21210                                        Insurance Company and Monumental General Insurance
                                                                Company; and Chairman of the Board of Equitable
                                                                Bancorporation.
--------------------------------------------------------------------------------------------------------------------------
     EDWARD K. DUNN, JR. (64)                 Trustee           Chairman of the Board of Directors, Mercantile
     2 Hopkins Plaza, 8th Floor                                 Mortgage Corp. Formerly, Vice Chairman of the Board
     Suite 805                                                  of Directors, President and Chief Operating Officer,
     Baltimore, MD 21201                                        Mercantile-Safe Deposit & Trust Co.; and President,
                                                                Mercantile Bankshares.
--------------------------------------------------------------------------------------------------------------------------
     JACK M. FIELDS (48)                      Trustee           Chief Executive Officer, Texana Global, Inc. (foreign
     8810 Will Clayton Parkway                                  trading company) and Twenty First Century Group, Inc.
     Jetero Plaza, Suite E                                      (a governmental affairs company). Formerly, Member of
     Humble, TX 77338                                           the U.S. House of Representatives.
--------------------------------------------------------------------------------------------------------------------------
     **CARL FRISCHLING (63)                   Trustee           Partner, Kramer Levin Naftalis & Frankel, LLP (law
      919 Third Avenue                                          firm).
      New York, NY 10022
--------------------------------------------------------------------------------------------------------------------------
     *ROBERT H. GRAHAM (53)                 Trustee and         Director, President and Chief Executive Officer,
                                             President          A I M Management Group Inc.; Director and President,
                                                                A I M Advisors, Inc.; Director and Senior Vice
                                                                President, A I M Capital Management, Inc., A I M
                                                                Distributors, Inc., A I M Fund Services, Inc. and
                                                                Fund Management Company; and Director and Chief
                                                                Executive Officer, Managed Products, AMVESCAP PLC.
--------------------------------------------------------------------------------------------------------------------------


---------------
 *A trustee who is an "interested person" of the Trust and AIM as defined in the
  1940 Act.
**A trustee who is an "interested person" of the Trust as defined in the 1940
  Act.

--------------------------------------------------------------------------------------------------------------------------
                                           POSITIONS HELD
          NAME, ADDRESS AND AGE            WITH REGISTRANT      PRINCIPAL OCCUPATION DURING AT LEAST THE PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------
     PREMA MATHAI-DAVIS (49)                  Trustee           Chief Executive Officer, YWCA of the U.S.A.
     350 Fifth Avenue, Suite 301
     New York, NY 10118
--------------------------------------------------------------------------------------------------------------------------
     LEWIS F. PENNOCK (57)                    Trustee           Partner, Pennock & Cooper (law firm).
     6363 Woodway, Suite 825
     Houston, TX 77057
--------------------------------------------------------------------------------------------------------------------------
     LOUIS S. SKLAR (60)                      Trustee           Executive Vice President, Development and Operations,
     The Williams Tower, 50th Floor                             Hines Interests Limited Partnership (real estate
     2800 Post Oak Blvd.                                        development).
     Houston, TX 77056
--------------------------------------------------------------------------------------------------------------------------
     GARY T. CRUM (52)                      Senior Vice         Director and President, A I M Capital Management,
                                             President          Inc.; Director and Executive Vice President, A I M
                                                                Management Group Inc.; Director and Senior Vice
                                                                President, A I M Advisors, Inc.; and Director, A I M
                                                                Distributors, Inc. and AMVESCAP PLC.
--------------------------------------------------------------------------------------------------------------------------
     CAROL F. RELIHAN (45)                  Senior Vice         Director, Senior Vice President, General Counsel and
                                           President and        Secretary, A I M Advisors, Inc.; Senior Vice
                                             Secretary          President, General Counsel and Secretary, A I M
                                                                Management Group Inc.; Director, Vice President and
                                                                General Counsel, Fund Management Company; General
                                                                Counsel and Vice President, A I M Fund Services, Inc.
                                                                and Vice President, A I M Capital Management, Inc.
                                                                and A I M Distributors, Inc.
--------------------------------------------------------------------------------------------------------------------------
     DANA R. SUTTON (41)                   Vice President       Vice President and Fund Controller, A I M Advisors,
                                           and Treasurer        Inc.; and Assistant Vice President and Assistant
                                                                Treasurer, Fund Management Company.
--------------------------------------------------------------------------------------------------------------------------
     MELVILLE B. COX (56)                  Vice President       Vice President and Chief Compliance Officer, A I M
                                                                Advisors, Inc., A I M Capital Management, Inc., A I M
                                                                Distributors, Inc., A I M Fund Services, Inc. and
                                                                Fund Management Company.
--------------------------------------------------------------------------------------------------------------------------
     KAREN DUNN KELLEY (39)                Vice President       Senior Vice President, A I M Capital Management, Inc.
                                                                and Vice President, A I M Advisors, Inc.
--------------------------------------------------------------------------------------------------------------------------
     J. ABBOTT SPRAGUE (44)                Vice President       Director and President, Fund Management Company;
                                                                Director, A I M Fund Services, Inc.; and Senior Vice
                                                                President, A I M Advisors, Inc. and A I M Management
                                                                Group Inc.
--------------------------------------------------------------------------------------------------------------------------


     The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee, and the Nominating and Compensation Committee.


     The members of the Audit Committee are Messrs. Crockett, Daly, Dunn (Chairman), Fields, Frischling, Pennock and Sklar and Dr. Mathai-Davis. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for each Portfolio and evaluating such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by the Portfolios' independent accountants and management's internal audit staff; and

(iii) reviewing financial statements contained in periodic reports to shareholders with the Portfolios' independent accountants and management.



     The members of the Investments Committee are Messrs. Bauer, Crockett, Daly, Dunn, Fields, Frischling, Pennock and Sklar (Chairman) and Dr. Mathai-Davis. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.



     The members of the Nominating and Compensation Committee are Messrs. Crockett (Chairman), Daly, Dunn, Fields, Pennock and Sklar and Dr. Mathai-Davis. The Nominating and Compensation Committee is responsible for: (i) considering and nominating individuals to stand for election as independent trustees as long as the Trust maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act; (ii) reviewing from time to time the compensation payable to the independent trustees; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the independent trustees.



     The Nominating and Compensation Committee will consider nominees recommended by a shareholder to serve as trustees, provided (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which the trustees will be elected, and (ii) that the Nominating and Compensation Committee or the Board, as applicable, shall make the final determination of persons to be nominated.


     All of the Trust's trustees also serve as directors or trustees of some or all of the other investment companies managed or advised by AIM. All of the Trust's executive officers hold similar offices with some or all of such investment companies.

REMUNERATION OF TRUSTEES


     Each trustee is reimbursed for expenses incurred in connection with each meeting of the Board of Trustees or any committee thereof. The trustees of the Trust who do not serve as officers of the Trust are compensated for their services according to a fee schedule which recognizes the fact that they also serve as directors or trustees of certain other regulated investment companies managed, administered or distributed by AIM or its affiliates. Each such trustee receives a fee, allocated among such investment companies for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.


     Set forth below is information regarding compensation paid or accrued for each trustee of the Trust:


                                                                     RETIREMENT
                                                                      BENEFITS         TOTAL
                                                      AGGREGATE        ACCRUED      COMPENSATION
                                                    COMPENSATION       BY ALL         FROM ALL
                     TRUSTEE                        FROM TRUST(1)   AIM FUNDS(2)    AIM FUNDS(3)
                     -------                        -------------   -------------   ------------
Charles T. Bauer..................................     $  -0-         $      0        $     0
Bruce L. Crockett.................................      5,724           37,485        103,500
Owen Daly II......................................      5,724          122,898        103,500
Edward K. Dunn, Jr. ..............................      5,724           55,565        103,500
Jack Fields.......................................      5,695           15,826        101,500
Carl Frischling(4)................................      5,694           97,791        103,500
Robert H. Graham..................................        -0-                0              0
John F. Kroeger(5)................................        506           40,461              0
Prema Mathai-Davis................................      5,344           11,870        101,500
Lewis F. Pennock..................................      5,694           45,766        103,500
Ian W. Robinson(6)................................      3,551           94,442         25,000
Louis S. Sklar....................................      5,694           90,232        101,500

---------------

(1) The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended August 31, 1999, including interest earned thereon, was $36,280.


(2) During the fiscal year ended August 31, 1999, the total amount of expenses allocated to the Trust with respect of such retirement benefits was $35,554. Data reflects compensation for the calendar year ended December 31, 1999.



(3) Each trustee serves as a trustee or director of a total of 12 registered investment companies advised by AIM. Data reflects compensation for the calendar year ended December 31, 1999.



(4) The Trust paid the law firm of Kramer Levin Naftalis & Frankel LLP $3,815 in legal fees for services provided to the Portfolio during the fiscal year ended August 31, 1999. Mr. Frischling, a trustee of the Trust, is a partner in such firm.



(5) Mr. Kroeger was as a trustee until June 11, 1998, when he resigned. On that date he became a consultant to the Trust. Mr. Kroeger passed away on November 26, 1998. Mr. Kroeger's widow will receive his pension as described below under "AIM Funds Retirement Plan for Eligible Directors/Trustees."


(6) Mr. Robinson was a trustee until March 12, 1999, when he retired.

  AIM Funds Retirement Plan for Eligible Directors/Trustees


     Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (for purposes of this paragraph only, the "Plan" is also used to describe the 12b-1 plan on page B-19 the "Plan"), each trustee (who is not an employee of any of the AIM Funds, AIM Management or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Trustees. Pursuant to the Plan, a trustee becomes eligible to retire and receive full benefits under the Plan when he or she has attained age 65 and has completed at least five years of continuous service with one or more of the regulated investment companies managed, administered or distributed by AIM or its affiliates (the "Applicable AIM Funds"). Each eligible trustee is entitled to receive an annual benefit from the Applicable AIM Funds commencing on the first day of the calendar quarter coincident with or following his or her date of retirement equal to a maximum of 75% of the annual retainer paid or accrued by the Applicable AIM Funds for such trustee during the twelve-month period immediately preceding the trustee's retirement (including amounts deferred under a separate agreement between the Applicable AIM Funds and the trustee) and based on the number of such trustee's years of service (not in excess of 10 years of service) completed with respect to any of the Applicable AIM Funds. Such benefit is payable to each eligible trustee in quarterly installments. If an eligible trustee dies after attaining the normal retirement date but before receipt of all benefits under the Plan, the trustee's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased trustee for no more than ten years beginning the first day of the calendar quarter following the date of the trustee's death. Payments under the Plan are not secured or funded by any Applicable AIM Fund.



     Set forth below is a table that shows the estimated annual benefits payable to an eligible trustee upon retirement assuming the retainer amount reflected below and various years of service. The estimated credited years of service for Messrs. Crockett, Daly, Dunn, Fields, Frischling, Kroeger, Pennock, Robinson and Sklar and Dr. Mathai-Davis are 13, 13, 2, 3, 23, 20, 18, 11, 10 and 1 years, respectively.


                   ESTIMATED ANNUAL BENEFITS UPON RETIREMENT

          NUMBER OF YEARS             ANNUAL RETIREMENT COMPENSATION
          OF SERVICE WITH                      PAID BY ALL
        APPLICABLE AIM FUNDS               APPLICABLE AIM FUNDS
        --------------------          ------------------------------
       10...........................             $67,500
        9...........................             $60,750
        8...........................             $54,000
        7...........................             $47,250
        6...........................             $40,500
        5...........................             $33,750

  Deferred Compensation Agreements


     Messrs. Daly, Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees" ) have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees may elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees may select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of five (5) or ten
(10) years (depending on the Agreement) beginning on the date the Deferring Trustee's retirement benefits commence under the Plan. The Trust's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary in a single lump sum payment as soon as practicable after such Deferring Trustee's death. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.


     During the fiscal year ended August 31, 1999, $8,986 in trustees' fees and expenses were allocated to the Portfolio.

INVESTMENT ADVISOR


     AIM is a wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. The address of AIM is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM, together with its subsidiaries advises, manages or administers over 120 investment portfolios encompassing a broad range of investment objectives. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London EC2M 4YR, United Kingdom. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail fund businesses in the United States, Europe and the Pacific Region. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Trustees and Officers."


     FMC is a registered broker-dealer and a wholly owned subsidiary of AIM. FMC acts as distributor of the shares of the Portfolio.


     AIM and the Trust have adopted a Code of Ethics which requires investment personnel and certain other employees to (a) pre-clear all personal securities transactions subject to the Code of Ethics; (b) file reports regarding such transactions; (c) refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security (subject to a de minimis exception), and (iii) transactions involving securities being considered for investment by an AIM Fund (subject to the de minimis exception); and (d) abide by certain other provisions of the Code of Ethics. The de minimis exception under the Code of Ethics covers situations where there is no material conflict of interest because of the large market capitalization of a security and the relatively small number of shares involved in a personal transaction. The Code of Ethics also generally prohibits AIM employees from purchasing securities in initial public offerings. Personal trading reports are periodically reviewed by AIM, and the Board of Trustees reviews quarterly and annual reports (which summarize any significant violations of the Code of Ethics). Sanctions for violating the Code of Ethics may include censure, monetary penalties, suspension or termination of employment.



     The Trust has entered into a Master Investment Advisory Agreement dated May 30, 2000 (the "Advisory Agreement") with AIM. A prior investment advisory agreement with similar terms to the Advisory Agreement was in effect prior to May 30, 2000. The Advisory Agreement will remain in effect until June 30, 2001, and continue from year to year, provided that it is specifically approved at least annually by the Trust's Board of Trustees and the affirmative vote of a majority of the trustees who are not parties to the Advisory Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Trust or AIM may terminate the Advisory Agreement on 60 days' written notice without penalty. The Advisory Agreement terminates automatically in the event of its assignment, as defined in the 1940 Act.


     Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the assets of the Portfolio. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. Any investment program undertaken by AIM will at all times be subject to the policies and control of the Trust's Board of Trustees. AIM shall not be liable to the Trust or to its shareholders for any act or omission by AIM or for any loss sustained by the Trust or its shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

     As compensation for its advisory services with respect to the Portfolio, AIM receives a monthly fee which is calculated by applying the following annual rates to the average daily net assets of the Portfolio:



                         NET ASSETS                             RATE
                         ----------                             ----
First $250 million..........................................   0.20%
Over $250 million to $500 million...........................   0.15%
Over $500 million...........................................   0.10%



     Pursuant to an advisory agreement in effect prior to May 30, 2000 which provided for the same level of compensation to AIM as the Advisory Agreement, AIM received fees (net of fee waivers, if any) from the Trust for the fiscal years ended August 31, 1999, 1998 and 1997, with respect to the Portfolio in the amounts of $50,808, $244,988 and $581,929, respectively. For the fiscal years ended August 31, 1999, 1998 and 1997, AIM waived fees with respect to the Portfolio in the amounts of $244,182, $167,622 and $123,468, respectively.


     AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Trust.


     In addition, if the Portfolio engages in securities lending, AIM will provide the Portfolio investment advisory services and related administrative services. The Master Investment Advisory Agreement describes the administrative services to be rendered by AIM if the Portfolio engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.



     AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.


ADMINISTRATIVE SERVICES

     AIM also acts as the Portfolio's administrator pursuant to a Master Administrative Services Agreement between AIM and the Trust (the "Administrative Services Agreement").


     Under the Administrative Services Agreement, AIM performs, or arranges for the performance of, accounting and other administrative services for the Portfolio. As full compensation for the performance of such services, AIM is reimbursed for any personnel and other costs (including applicable office space, facilities and equipment) of furnishing the services of a principal financial officer of the Trust and of persons working under her supervision for maintaining the financial accounts and books and records of the Trust, including calculation of the Portfolio's daily net asset value, and preparing tax returns and financial statements for the Portfolio. The method of calculating such reimbursements must be annually approved, and the amounts paid will be periodically reviewed, by the Trust's Board of Trustees.



     For the fiscal years ended August 31, 1999, 1998 and 1997, under a prior administrative services agreement which provided for the same level of reimbursement to AIM as the Administrative Services Agreement, AIM was reimbursed in the amounts of $51,944, $46,759 and $56,844, respectively, for fund accounting services for the Portfolio.


EXPENSES

     In addition to fees paid to AIM pursuant to the Advisory Agreement and the expenses reimbursed to AIM under the Administrative Services Agreement, the Trust also pays or causes to be paid all other expenses of the Trust, including, without limitation: the charges and expenses of any registrar, any custodian or depository appointed by the Trust for the safekeeping of its cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents appointed by the Trust; brokers' commissions chargeable to the Trust in connection with portfolio securities transactions to which the Trust is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Trust to federal, state or other governmental agencies; the costs and expenses of engraving or printing of certificates representing shares of the Trust; all costs and expenses in connection with the registration and maintenance of registration of the Trust and its shares with the SEC and various states and other jurisdictions (including filing and legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses and statements of additional information of the Trust and supplements thereto to the Trust's shareholders; all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing of prospectuses, proxy statements and reports to shareholders; fees and travel expenses of trustees and trustee members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Trust's shares; charges and expenses of legal counsel, including counsel to the trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) of the Trust or AIM, and of independent accountants in connection with any matter relating to the Trust; membership dues of industry associations; interest payable on Trust borrowings; postage; insurance premiums on property or personnel (including officers and trustees) of the Trust which inure to its benefit; and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto). FMC bears the expenses of printing and distributing prospectuses and statements of additional information (other than those prospectuses and statements of additional information distributed to existing shareholders of the Trust) and any other promotional or sales literature used by FMC or furnished by FMC to purchasers or dealers in connection with the public offering of the Trust's shares.

     Expenses of the Trust which are not directly attributable to the operations of any class of shares or portfolio of the Trust are prorated among all classes of the Trust. Expenses of the Trust except those listed in the next sentence are prorated among all classes of such Portfolio. Distribution and service fees, transfer agency fees and shareholder recordkeeping fees which are directly attributable to a specific class of shares are charged against the income available for distribution as dividends to the holders of such shares.

TRANSFER AGENT AND CUSTODIAN


     A I M Fund Services, Inc. ("AFS"), a wholly owned subsidiary of AIM, P.O. Box 0843, Houston, TX 77001-0843, acts as transfer agent for the shares of all classes of the Portfolio pursuant to a Transfer Agency and Service Agreement. For the services it provides to the Trust, AFS is entitled to receive a fee based on the average daily net assets of the Trust, plus out-of-pocket expenses and advances it has incurred. Such compensation may be changed from time to time as is agreed to by AFS and the Trust. As transfer agent, AFS processes orders for purchases, redemptions and exchanges of shares; prepares and transmits payments for dividends and distributions declared by the Portfolio; maintains shareholders accounts; and provides shareholders with information regarding the Portfolio and its accounts.



     The Bank of New York ("BONY") acts as custodian for the portfolio securities and cash of the Portfolio. BONY receives such compensation from the Trust for its services in such capacity as is agreed to from time to time by BONY and the Trust. The address of BONY is 90 Washington Street, 11th Floor, New York, New York 10286. BONY maintains the portfolio securities owned by the Portfolio, administers the purchases and sales of portfolio securities, collects interest and other distributions made on securities held by the Portfolio and performs other ministerial duties.


LEGAL MATTERS


     The law firm of Ballard Spahr Andrews & Ingersoll, LLP, Philadelphia, Pennsylvania serves as counsel to the Trust, and passes upon legal matters for the Trust.


REPORTS

     The Trust furnishes shareholders with semi-annual reports containing information about the Trust and its operations, including a schedule of investments held in the Portfolio and its financial statements. The annual financial statements are audited by the Trust's independent auditors. The Board of Trustees has selected KPMG LLP, 700 Louisiana, Houston, Texas 77002, as the independent auditors to audit the financial statements and review the tax returns of the Portfolio.

SUB-ACCOUNTING


     The Trust and FMC have arranged for AFS or the Portfolio to offer sub-accounting services to shareholders of the Portfolio and to maintain information with respect to the underlying beneficial ownership of the shares of each class of the Portfolio. Investors who purchase shares of the Portfolio for the account of others can make arrangements through the Trust or FMC for these sub-accounting services. In addition, shareholders utilizing certain versions of AIM LINK--Registered Trademark-- Remote, a personal computer application software product, may receive sub-accounting services via such software.


PRINCIPAL HOLDERS OF SECURITIES

GOVERNMENT & AGENCY PORTFOLIO


     To the best of the knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Government & Agency Portfolio as of March 15, 2000, and the percentage of such shares owned by such shareholders as of such date are as follows:


CASH MANAGEMENT CLASS


                                                                PERCENT
                                                                OWNED OF     PERCENT OWNED
                      NAME AND ADDRESS                           RECORD      OF RECORD AND
                      OF RECORD OWNER                           ONLY(a)      BENEFICIALLY
                      ----------------                        ------------   -------------
  Fund Services Advisors, Inc...............................     31.21%           --
     1875 Century Park East -- Suite 1345
     Los Angeles, CA 90067
  Gardnyr Michael Capital, Inc..............................     19.45%           --
     2281 Lee Rd Ste 104
     Winter Park, FL 32789
  Mayor And City Council 416A1..............................     14.68%           --
     100 Guilford Ave
     Baltimore, MD 21202
  Orlando-Orange Co. 40700..................................      7.95%           --
     225 Water Street, 3rd Floor
     P.O. Box 44204
     Jacksonville, FL 32202
  McDonald & Company........................................      6.92%           --
     800 Superior Avenue
     Suite 2100
     Cleveland, OH 44114 2603
  Cruttendon Roth, Incorporated.............................      5.91%           --
     24 Corporate Plaza
     Newport Beach, CA 92660



----------
(a) The Trust has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

INSTITUTIONAL CLASS



                                                                PERCENT
                                                                OWNED OF     PERCENT OWNED
                      NAME AND ADDRESS                           RECORD      OF RECORD AND
                      OF RECORD OWNER                           ONLY (a)     BENEFICIALLY
                      ----------------                        ------------   -------------
  Gardnyr Michael Capital, Inc..............................     17.92%           --
     2281 Lee Rd, Ste 104
     Winter Park, FL 32789
  A I M Advisors, Inc.......................................  17.31%(b)      17.31%(b)
     AIM Fund of Funds Account
     Money Market Portfolio Admin.
     11 Greenway Plaza, Ste 100
     Houston, TX 77046
  Waukesha County...........................................     14.28%           --
     Finance Division, Dept Of Admin.
     1320 Pewaukee Road, Ste 310
     Waukesha, WI 53188 3878
  Norwest Bank Minnesota NA.................................     12.40%           --
     MAC: N9303-111
     608 2nd Ave. S
     Minneapolis, MN 55479
  Kenosha County Wisconsin..................................      7.71%           --
     1010 56th Street
     Kenosha, WI 53140 3738
  Heritage Trust Company....................................      5.74%           --
     50 Penn Place
     1900 N.W. Expressway
     Oklahoma City, OK 73118
  City of Brookfield........................................      5.11%           --
     2000 N. Calhoun Rd.
     Brookfield, WI 53005



PERSONAL INVESTMENT CLASS



                                                                PERCENT
                                                                OWNED OF     PERCENT OWNED
                      NAME AND ADDRESS                           RECORD      OF RECORD AND
                      OF RECORD OWNER                           ONLY (a)     BENEFICIALLY
                      ----------------                        ------------   -------------
  SunTrust Equitable Securities.............................     100.00%          --
     P.O. Box 4418, MC 3907
     Atlanta, GA 30302



----------
(a) The Trust has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.



(b) Represents shares held in a cash management account for the benefit of certain AIM Funds. AIM has the power to direct the disposition of such shares, and thus is deemed to be a beneficial owner of the shares. Shares have been acquired in accordance with an exemptive order issued by the SEC.

PRIVATE INVESTMENT CLASS


                                                                PERCENT
                                                                OWNED OF     PERCENT OWNED
                      NAME AND ADDRESS                           RECORD      OF RECORD AND
                      OF RECORD OWNER                           ONLY (a)     BENEFICIALLY
                      ----------------                        ------------   -------------
  Fund Services Advisors, Inc...............................      69.80%          --
     1875 Century Park East, Suite 1345
     Los Angeles, CA 90067
  Huntington Capital Corp...................................      12.33%          --
     41 S High St, Ninth Floor
     Columbus, OH 43287
  Huntington Investment 112.................................       7.48%          --
     135 North Pennsylvania, Suite 800
     Indianapolis, IN 46204
  Security State Bank & Trust...............................       6.03%          --
     1136 Junction Hwy, Suite 200
     Kerrville, TX 78028



RESERVE CLASS



                                                                PERCENT
                                                                OWNED OF     PERCENT OWNED
                      NAME AND ADDRESS                           RECORD      OF RECORD AND
                      OF RECORD OWNER                           ONLY (a)     BENEFICIALLY
                      ----------------                        ------------   -------------
  First National Banker's Bank..............................     100.00%          --
     PO Drawer 80579
     Baton Rouge, LA 70898


RESOURCE CLASS


                                                                PERCENT
                                                                OWNED OF     PERCENT OWNED
                      NAME AND ADDRESS                           RECORD      OF RECORD AND
                      OF RECORD OWNER                           ONLY (a)     BENEFICIALLY
                      ----------------                        ------------   -------------
  City of Chicago G.O. Bonds for City Colleges..............     84.88%           --
     121 North LaSalle Street
     Room 204
     Chicago, IL 60603
  Craigie Incorporated......................................      7.94%           --
     P.O. Box 29715
     Richmond, VA 23242
  SouthTrust Securities.....................................      5.38%           --
     420 N. 20th Street
     7th Floor
     Birmingham, FL 35203


---------------


(a) The Trust has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

GOVERNMENT TAXADVANTAGE PORTFOLIO



     To the best of the knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Government TaxAdvantage Portfolio as of March 15, 2000 and the percentage of such shares owned by such shareholders as of such date are as follows:



INSTITUTIONAL CLASS



                                                                PERCENT
                                                                OWNED OF     PERCENT OWNED
                      NAME AND ADDRESS                           RECORD      OF RECORD AND
                      OF RECORD OWNER                           ONLY (a)     BENEFICIALLY
                      ----------------                          --------     -------------
  Bank of America N.A.......................................     41.74%        --
     1401 Elm Street 11th Floor
     P.O. Box 831000
     Dallas, TX 75202 2911
  First Trust / Var & Co....................................     14.95%        --
     Funds Control Suite 0404
     180 East Fifth Street
     St. Paul, MN 55101
  Frost National Bank TX....................................     12.89%        --
     Muir & Co
     C/O Frost
     P.O. Box 2479
     San Antonio, TX 78298 2479
  Mason-Dixon Trust Company.................................      7.46%        --
     45 W. Main Street
     Westminster, MD 21158 0199
  First National Bank Of Maryland...........................      5.98%        --
     Trust Operations Mailstop 109-751
     P.O. Box 1596
     Baltimore, MD 21203



PRIVATE INVESTMENT CLASS



                                                                PERCENT
                                                                OWNED OF     PERCENT OWNED
                      NAME AND ADDRESS                           RECORD      OF RECORD AND
                      OF RECORD OWNER                           ONLY (a)     BENEFICIALLY
                      ----------------                          --------     -------------
  Bank of New York..........................................     39.34%             --
     One Wall Street
     5th Floor
     Stif/Master Note
     New York, NY 10286
  Huntington Capital Corp...................................     27.41%             --
     41 S High St., Ninth Floor
     Columbus, OH 43287

  Frost National Bank TX....................................     24.20%             --
     Muir & Co
     C/O Frost
     P.O. Box 2479
     San Antonio, TX 78298 2479


---------------


(a) The Trust has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

TREASURY PORTFOLIO


     To the best of the knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Treasury Portfolio as of March 15, 2000 and the percentage of such shares owned by such shareholders as of such date are as follows:


CASH MANAGEMENT CLASS


                                                                PERCENT
                                                                OWNED OF     PERCENT OWNED
                      NAME AND ADDRESS                           RECORD      OF RECORD AND
                      OF RECORD OWNER                           ONLY (a)     BENEFICIALLY
                      ----------------                        ------------   -------------
  Bank of New York..........................................     39.60%           --
     One Wall Street
     5th Floor
     Stif/Master Note
     New York, NY 10286
  Bank of Oklahoma..........................................     13.64%           --
     P.O. Box 2180
     Tulsa, OK 74101
  Chase Bank of Texas.......................................     11.25%           --
     600 Travis St., 8th Fl
     8-CBT-39
     Houston, TX 77252-8009
  CIBC World Markets........................................      8.88%           --
     200 Liberty Street
     World Financial Center
     New York, NY 10281
  Fund Services Advisors, Inc...............................      6.68%           --
     1875 Century Park East -- Suite 1345
     Los Angeles, CA 90067
  Huntington Capital Corp...................................      5.84%           --
     41 S. High St., Ninth Floor
     Columbus, OH 43287


---------------


(a) The Trust has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

INSTITUTIONAL CLASS


                                                                PERCENT
                                                                OWNED OF     PERCENT OWNED
                      NAME AND ADDRESS                           RECORD      OF RECORD AND
                      OF RECORD OWNER                           ONLY (a)     BENEFICIALLY
                      ----------------                        ------------   -------------
  Trust Company Bank........................................     11.57%             --
     Center 3139
     P.O. Box 105504
     Atlanta, GA 30348
  City of New York Deferred Compensation Plan...............      8.20%             --
     40 Rector Street 3rd Floor
     New York, NY 10006
  Star Trust................................................      5.72%             --
     425 Walnut St.
     Mall Location 7155
     Cincinnati, OH 45202
  Weststar Bank Trust Dept..................................      5.42%             --
     P.O. Box 1156
     Bartlesville, OK 75004 1156
  State Street Bank & Trust.................................      5.11%             --
     108 Myrtle Street
     North Quincy, MA 02171
  Texas Commerce Bank National Association, as Custo........      5.06%             --
     1585 Broadway
     New York, NY 10036
  Chase Bank of Texas, National Association.................      5.06%             --
     600 Travis, 9th Floor
     Houston, TX 77002


PERSONAL INVESTMENT CLASS


                                                                PERCENT
                                                                OWNED OF     PERCENT OWNED
                      NAME AND ADDRESS                           RECORD      OF RECORD AND
                      OF RECORD OWNER                           ONLY (a)     BENEFICIALLY
                      ----------------                        ------------   -------------
  Cullen/Frost Discount Brokers.............................     84.97%             --
     P.O. Box 2358
     San Antonio, TX 78299
  Kinco & Co. C/O Rnb Securities............................      7.88%             --
     1 Hanson Pl., Lower Level
     Brooklyn, NY 11243


---------------


(a) The Trust has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

PRIVATE INVESTMENT CLASS


                                                                 PERCENT       PERCENT OWNED
                     NAME AND ADDRESS                           OWNED OF       OF RECORD AND
                      OF RECORD OWNER                        RECORD ONLY (a)   BENEFICIALLY
                     ----------------                        ---------------   -------------
  Bank of New York.........................................      36.99%             --
     One Wall Street
     5th Floor
     Stif/Master Note
     New York, NY 10286
  Huntington Capital Corp..................................      15.24%             --
     41 S. High St., Ninth Floor
     Columbus, OH 43287
  Cullen/Frost Discount Brokers............................       8.05%             --
     P.O. Box 2358
     San Antonio, TX 78299
  Strafe & Co..............................................       7.26%             --
     1111 Polaris Parkway
     Columbus, OH 43271-0211
  Zions First National Bank (NV)...........................       6.77%             --
     P.O. Box 30880
     Salt Lake City, UT 84130
  New Haven Savings Bank Trust Department..................       5.57%             --
     P.O. Box 302
     Trust Department
     New Haven, CT 06502


RESERVE CLASS


                                                                 PERCENT       PERCENT OWNED
                     NAME AND ADDRESS                           OWNED OF       OF RECORD AND
                      OF RECORD OWNER                        RECORD ONLY (a)   BENEFICIALLY
                     ----------------                        ---------------   -------------
  Bank of New York.........................................      99.99%             --
     440 Mamoroneck, 5th Fl.
     Harrison, NY 10286


RESOURCE CLASS


                                                                 PERCENT       PERCENT OWNED
                     NAME AND ADDRESS                           OWNED OF       OF RECORD AND
                      OF RECORD OWNER                        RECORD ONLY (a)   BENEFICIALLY
                     ----------------                        ---------------   -------------
  First Union Subaccounts..................................      61.51%             --
     8739 Research Drive
     Capital Markets
     Charlotte, NC 28262-0675
  City of Chicago G.O. Bonds for City Colleges.............      17.07%             --
     121 North LaSalle Street
     Room 204
     Chicago, IL 60603
  Mellon Bank NA...........................................       8.86%             --
     P.O. Box 710
     Pittsburgh, PA 15230-0710
  Cherry Trust & Co C/O The Bank Of Cherry Creek, NA.......       5.16%             --
     3033 E. First Ave.
     Denver, CO 80206


---------------


(a) The Trust has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.



     To the best of the knowledge of the Trust, as of March 15, 2000, the trustees and officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of each class of the Trust.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

     Dividends with respect to each class of the Portfolio are declared to shareholders of record as of 3:00 p.m. Eastern time on the date of declaration. Accordingly, dividends accrue on the first day that a purchase order for shares of a particular class is effective, provided that the purchase order has been accepted prior to 3:00 p.m. Eastern time and payment in the form of federal funds wired has been received by AFS. Dividends do not accrue on the day that a redemption order is effective, unless the redemption is effective after 3:00 p.m. Eastern time on that day and redemption proceeds have not been wired to the shareholder on the same day. Thus, if a purchase order is accepted prior to 3:00 p.m. Eastern time, the shareholder will receive its pro rata share of dividends beginning with those declared on that day.


     Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value thereof. Such election, or any revocation thereof, must be made in writing and sent by the shareholder to the AFS at P.O. Box 0843, Houston, Texas 77001-0843. Such election or revocation will be effective with dividends paid after it is received by the transfer agent.


     All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. If a shareholder redeems all the shares in his account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption. Information concerning the amount of the dividends declared on any particular day will normally be available by 4:00 p.m. Eastern time on that day.


     The dividends accrued and paid for each class of shares of the Portfolio will consist of: (a) interest accrued and original issue discount earned less amortization of premiums, if any, for the Portfolio, allocated based upon such class's pro rata share of the total shares outstanding which relate to the Portfolio, less (b) Trust expenses accrued for the applicable dividend period attributable to the Portfolio, such as custodian fees and accounting expenses, allocated based upon such class' pro rata of the net assets of the Portfolio, less (c) expenses directly attributable to each class which are accrued for the applicable dividend period, such as distribution expenses, if any.


     Should the Trust incur or anticipate any unusual expense loss or depreciation, which would adversely affect the net asset value per share of the Portfolio or the net income per share of a class of the Portfolio for a particular period, the Board of Trustees would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net value per share of the Portfolio were reduced, or were anticipated to be reduced, below $1.00, the Board of Trustees might suspend further dividend payments on shares of the Portfolio until the net asset value returns to $1.00. Thus, such expense or loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Portfolio and/or its receiving upon redemption a price per share lower than that which it paid.

TAX MATTERS

     The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in each Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in each Prospectus is not intended as a substitute for careful tax planning.

QUALIFICATIONS AS A REGULATED INVESTMENT COMPANY

     The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and can therefore satisfy the Distribution Requirement.

     In addition to satisfying the Distribution Requirement, a regulated investment company (1) must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) must satisfy an asset diversification test in order to qualify for tax purposes as a regulated investment company (the "Asset Diversification Test"). Under the Asset Diversification Test, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses.

     If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

     A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year in accordance with the guidance that has been provided by the Internal Revenue Service.

     The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

PORTFOLIO DISTRIBUTIONS

     The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations.

     The Portfolio may either retain or distribute to shareholders its net capital gain, if any, for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares.

     Distributions by the Portfolio that do not constitute ordinary income dividends or capital gain dividends will be treated as a return to capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.


     Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio (or of another AIM Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, distributions declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such distributions are actually made in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the Internal Revenue Service.


     The Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 31% of dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Portfolio that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

SALE OR REDEMPTION OF SHARES


     A shareholder will recognize gain or loss on the sale or redemption of shares of a class in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Portfolio within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a class will be considered capital gain or loss and will be long-term capital gain (taxable at a maximum rate of 20% for noncorporate shareholders) or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and
(4) generally will apply in determining the holding period of shares.


FOREIGN SHAREHOLDERS

     Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.

     If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends and distributions (other than capital gains dividends) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend or distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a class, capital gain dividends and amounts retained by the Portfolio that are designated as undistributed capital gains.

     If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

     In the case of foreign noncorporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax unless such shareholders furnish the Portfolio with proper notification of their foreign status.

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign taxes.

     Foreign persons who file a United States tax return for a U.S. tax refund and who are not eligible to obtain a social security number must apply to the Internal Revenue Service (IRS) for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or transfer agent.

EFFECT OF FUTURE LEGISLATION; STATE AND LOCAL TAX CONSIDERATIONS


     The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on March 28, 2000. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


     Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Trust.

                              FINANCIAL STATEMENTS

                                       FS

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

We have audited the accompanying statement of assets and liabilities of Treasury TaxAdvantage Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury TaxAdvantage Portfolio as of August 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

/s/ KPMG LLP

KPMG LLP

October 1, 1999
Houston, Texas

SCHEDULE OF INVESTMENTS
August 31, 1999

                                                   PAR
                                        MATURITY  (000)     VALUE
U.S. TREASURY SECURITIES - 98.58%

U.S. TREASURY BILLS(a) - 51.37%
4.50%                                   09/02/99 $ 3,000 $  2,999,625
------------------------------------------------------------------------
4.55%                                   09/09/99   9,000    8,990,900
------------------------------------------------------------------------
4.15%                                   09/09/99   9,000    8,991,700
------------------------------------------------------------------------
4.17%                                   09/15/99   4,000    3,991,958
------------------------------------------------------------------------
4.28%                                   09/16/99   8,000    7,985,733
------------------------------------------------------------------------
4.18%                                   09/16/99   9,000    8,984,325
------------------------------------------------------------------------
4.70%                                   09/30/99   5,000    4,981,069
------------------------------------------------------------------------
4.63%                                   10/14/99   5,000    4,972,349
------------------------------------------------------------------------
4.45%                                   10/14/99   4,000    3,978,739
------------------------------------------------------------------------
4.65%                                   10/21/99   2,000    1,987,097
------------------------------------------------------------------------
4.67%                                   10/21/99   4,000    3,974,056
------------------------------------------------------------------------
4.64%                                   11/04/99   7,000    6,942,258
------------------------------------------------------------------------
                                                           68,779,809
------------------------------------------------------------------------

U.S. TREASURY NOTES - 47.21%

5.75%                                   09/30/99  15,000   15,010,422
------------------------------------------------------------------------
7.50%                                   10/31/99  21,000   21,080,122
------------------------------------------------------------------------
5.88%                                   11/15/99  12,000   12,022,021
------------------------------------------------------------------------
7.75%                                   11/30/99  15,000   15,099,001
------------------------------------------------------------------------
                                                           63,211,566
------------------------------------------------------------------------
   Total U.S. Treasury Securities (Cost
    $131,991,375)                                         131,991,375
------------------------------------------------------------------------
TOTAL INVESTMENTS -- 98.58%                               131,991,375(b)
------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES -- 1.42%                      1,901,915
------------------------------------------------------------------------
NET ASSETS -- 100.00%                                    $133,893,290
========================================================================
(a) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) Also represents cost for federal income tax purposes.


See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 1999


ASSETS:

Investments, at value (amortized cost)                    $131,991,375
----------------------------------------------------------------------
Cash                                                         1,030,187
----------------------------------------------------------------------
Interest receivable                                          1,396,912
----------------------------------------------------------------------
Investment for deferred compensation plan                       30,090
----------------------------------------------------------------------
Other assets                                                    84,606
----------------------------------------------------------------------
  Total assets                                             134,533,170
----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Dividends                                                     552,841
----------------------------------------------------------------------
 Deferred compensation                                          30,090
----------------------------------------------------------------------
Accrued administrative services fees                             4,384
----------------------------------------------------------------------
Accrued distribution fees                                       11,502
----------------------------------------------------------------------
Accrued transfer agent fees                                      4,100
----------------------------------------------------------------------
Accrued trustees' fees                                           1,600
----------------------------------------------------------------------
Accrued operating expenses                                      35,363
----------------------------------------------------------------------
  Total liabilities                                            639,880
----------------------------------------------------------------------
NET ASSETS                                                $133,893,290
======================================================================

NET ASSETS:

Institutional Class                                       $ 88,516,516
======================================================================
Private Investment Class                                  $ 45,376,774
======================================================================

SHARES OF BENEFICIAL INTEREST, $.01 PAR VALUE PER SHARE:

Institutional Class                                         88,495,591
======================================================================
Private Investment Class                                    45,365,668
======================================================================

NET ASSET VALUE PER SHARE:

Net asset value, offering and redemption price per share  $       1.00
======================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the year ended August 31, 1999


INVESTMENT INCOME:

Interest income                                       $6,803,219
-----------------------------------------------------------------

EXPENSES:

Advisory fees                                            294,990
-----------------------------------------------------------------
Custodian fees                                             9,209
-----------------------------------------------------------------
Administrative services fees                              51,944
-----------------------------------------------------------------
Trustees' fees and expenses                                8,986
-----------------------------------------------------------------
Transfer agent fees                                       29,395
-----------------------------------------------------------------
Distribution fees (Note 2)                               250,604
-----------------------------------------------------------------
Other                                                    124,760
-----------------------------------------------------------------
  Total expenses                                         769,888
-----------------------------------------------------------------
Less: Fee waivers                                       (369,484)
-----------------------------------------------------------------
  Net expenses                                           400,404
-----------------------------------------------------------------
Net investment income                                  6,402,815
-----------------------------------------------------------------
Net realized gain (loss) on sales of investments         (10,840)
-----------------------------------------------------------------
Net increase in net assets resulting from operations  $6,391,975
=================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended August 31, 1999 and 1998

                                                       1999          1998
                                                   ------------  ------------
OPERATIONS:

 Net investment income                             $  6,402,815  $ 10,328,429
------------------------------------------------------------------------------
 Net realized gain (loss) on sales of investments       (10,840)       42,871
------------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                         6,391,975    10,371,300
------------------------------------------------------------------------------
Distributions to shareholders from net investment
 income:
 Institutional Class                                 (4,317,947)   (8,586,021)
------------------------------------------------------------------------------
 Private Class                                       (2,084,868)   (1,742,408)
------------------------------------------------------------------------------
Distributions to shareholders from capital gains:
 Institutional Class                                         --      (154,304)
------------------------------------------------------------------------------
 Private Class                                               --       (47,000)
------------------------------------------------------------------------------
Share transactions-net (See Note 4)                 (10,323,072) (153,177,145)
------------------------------------------------------------------------------
  Net increase (decrease) in net assets             (10,333,912) (153,335,578)
------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                               144,227,202   297,562,780
------------------------------------------------------------------------------
  End of period                                    $133,893,290  $144,227,202
==============================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                    $133,861,259  $144,184,331
------------------------------------------------------------------------------
  Undistributed net realized gain on sales of
   investments                                           32,031        42,871
------------------------------------------------------------------------------
                                                   $133,893,290  $144,227,202
==============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
August 31, 1999

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series, diversified management investment company. The Fund is organized as a Delaware business trust consisting of three different portfolios, each of which offers separate series of shares: the Treasury TaxAdvantage Portfolio, the Government & Agency Portfolio and the Treasury Portfolio. Information presented in these financial statements pertains only to the Treasury TaxAdvantage Portfolio (the "Portfolio") with the assets, liabilities and operations of each portfolio accounted for separately. The Portfolio currently offers six different classes of shares: the Institutional Class, the Private Investment Class, Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Sales of the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class have not yet commenced. Matters affecting each class are voted on exclusively by the shareholders of each class. The Portfolio is a money market fund whose investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of these financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Portfolio in the preparation of its financial statements.
A. Security Valuations - The Portfolio's securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated between the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Portfolio calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Portfolio:

Net Assets                         RATE
----------------------------------------
First $250 million                 0.20%
----------------------------------------
Over $250 million to $500 million  0.15%
----------------------------------------
Over $500 million                  0.10%
----------------------------------------

 During the year ended August 31, 1999, AIM waived advisory fees of $244,182. The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended August 31, 1999, AIM was paid $51,944 for such services.

 The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agent and shareholder services to the Fund. During the year ended August 31, 1999, AFS was paid $14,110 for such services.
 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, and the Resource Class pay up to a 0.50%, 0.75%, 0.10%, 1.00%, and 0.20%, respectively, maximum annual rate of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class, Personal Investment Class, and the Reserve Class, (b) 0.10% of the average daily net assets of the Cash Management Class and (c) 0.20% of the average daily net assets of the Resource Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each class. During the year ended August 31, 1999, the Private Investment Class paid $125,302 as compensation under the Plan. FMC waived fees of $125,302 for the same period. Certain officers and trustees of the Trust are officers of AIM, FMC and AFS.
 During the year ended August 31, 1999, the Fund paid legal fees of $3,815 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Fund.

NOTE 3-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Fund may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-SHARE INFORMATION

Changes in shares outstanding during the years ended August 31, 1999 and 1998 were as follows:

                                   1999                         1998
                        ---------------------------  ---------------------------
                           SHARES        AMOUNT         SHARES        AMOUNT
                        ------------  -------------  ------------  -------------
Sold:
  Institutional Class    606,748,092  $ 606,748,092   758,084,286  $ 758,084,286
--------------------------------------------------------------------------------
  Private Investment
   Class                 605,044,466    605,044,466   314,695,955    314,695,955
--------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class        477,705        477,705       368,100        368,100
--------------------------------------------------------------------------------
  Private Investment
   Class                   1,198,839      1,198,839       774,188        774,188
--------------------------------------------------------------------------------
Reacquired:
  Institutional Class   (631,780,898)  (631,780,898) (903,477,854)  (903,477,854)
--------------------------------------------------------------------------------
  Private Investment
   Class                (592,011,276)  (592,011,276) (323,621,820)  (323,621,820)
--------------------------------------------------------------------------------
Net increase
 (decrease)              (10,323,072) $ (10,323,072) (153,177,145) $(153,177,145)
=================================================================================

NOTE 5-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of the Institutional Class outstanding for each of the years in the five-year period ended August 31, 1999.

                              1999        1998      1997      1996      1995
                            -------     --------  --------  --------  --------
Net asset value, beginning
 of period                  $  1.00     $   1.00  $   1.00  $   1.00  $   1.00
--------------------------  -------     --------  --------  --------  --------
Income from investment
 operations:
  Net investment income        0.04         0.05      0.05      0.05      0.05
--------------------------  -------     --------  --------  --------  --------
Less distributions:
  Dividends from net
   investment income          (0.04)       (0.05)    (0.05)    (0.05)    (0.05)
--------------------------  -------     --------  --------  --------  --------
Net asset value, end of
 period                     $  1.00     $   1.00  $   1.00  $   1.00  $   1.00
==========================  =======     ========  ========  ========  ========
Total return                   4.51%        5.30%     5.13%     5.19%     5.35%
==========================  =======     ========  ========  ========  ========
Ratios/supplemental data:
Net assets, end of period
 (000s omitted)             $88,517     $113,084  $258,251  $407,218  $394,376
==========================  =======     ========  ========  ========  ========
Ratio of expenses to
 average net assets(a)         0.19%(b)     0.20%     0.20%     0.20%     0.20%
==========================  =======     ========  ========  ========  ========
Ratio of net investment
 income to average net
 assets(c)                     4.42%(b)     5.05%     5.00%     5.06%     5.21%
==========================  =======     ========  ========  ========  ========
(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.35%, 0.28%, 0.23%, 0.23% and 0.23% for the periods 1999-1995, respectively.
(b) Ratios based on average net assets of $97,373,900.
(c) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 4.25%, 4.97%, 4.97%, 5.04% and 5.18% for the periods 1999-1995, respectively.

NOTE 5-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of the Private Investment Class outstanding for each of the years in the four-year period ended August 31, 1999 and the period December 21, 1994 (date sales commenced) through August 31, 1995.

                                1999       1998     1997     1996     1995
                              -------     -------  -------  -------  ------
Net asset value, beginning
 of period                    $  1.00     $  1.00  $  1.00  $  1.00  $ 1.00
----------------------------  -------     -------  -------  -------  ------
Income from investment
 operations:
  Net investment income          0.04        0.05     0.05     0.05    0.04
----------------------------  -------     -------  -------  -------  ------
Less distributions:
  Dividends from net
   investment income            (0.04)      (0.05)   (0.05)   (0.05)  (0.04)
----------------------------  -------     -------  -------  -------  ------
Net asset value, end of
 period                       $  1.00     $  1.00  $  1.00  $  1.00  $ 1.00
============================  =======     =======  =======  =======  ======
Total return                     4.25%       5.04%    4.87%    4.93%   3.69%
============================  =======     =======  =======  =======  ======
Ratios/supplemental data:
Net assets, end of period
 (000s omitted)               $45,377     $31,143  $39,312  $49,978  $5,423
============================  =======     =======  =======  =======  ======
Ratio of expenses to average
 net assets(a)                   0.43%(b)    0.45%    0.45%    0.45%   0.45%(c)
============================  =======     =======  =======  =======  ======
Ratio of net investment
 income to average net
 assets(d)                       4.18%(b)    4.80%    4.75%    4.72%   5.21%(c)
============================  =======     =======  =======  =======  ======
(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.85%, 0.78%, 0.74%, 0.85% and 1.02% (annualized) for the periods 1999-
    1995, respectively.
(b) Ratios based on average net assets of $50,120,851.
(c) Annualized.
(d) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 3.77%, 4.47%, 4.46%, 4.32% and 4.64% (annualized) for the periods 1999-1995, respectively.

        TREASURY PORTFOLIO
        ------------------------------------------------------------------------
        Cash Management Class
        Treasury Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

        PROSPECTUS

        MAY 30, 2000


                                       This prospectus contains important
                                       information about the Cash
                                       Management Class of the fund. Please
                                       read it before investing and keep it
                                       for future reference.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

                                       There can be no assurance that the
                                       fund will be able to maintain a
                                       stable net asset value of $1.00 per
                                       share.


                                       An investment in the fund:


                                       - is not FDIC insured;


                                       - may lose value; and


                                       - is not guaranteed by a bank.


        [AIM LOGO APPEARS HERE]                  INVEST WITH DISCIPLINE
                                                --Registered Trademark--

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES           1
- - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE  FUND     1

- - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                       2
- - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                          2

Performance Table                             2

FEE TABLE AND EXPENSE EXAMPLE                 3
- - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                     3

Expense Example                               3

FUND MANAGEMENT                               4
- - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                   4

Advisor Compensation                          4

OTHER INFORMATION                             4
- - - - - - - - - - - - - - - - - - - - - - - - -

Suitability for Investors                     4

Dividends and Distributions                   4

FINANCIAL HIGHLIGHTS                          5
- - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                     A-1
- - - - - - - - - - - - - - - - - - - - - - - - -

Distribution and Service (12b-1) Fees       A-1

Purchasing Shares                           A-1

Redeeming Shares                            A-1

Pricing of Shares                           A-2

Taxes                                       A-2

OBTAINING ADDITIONAL INFORMATION     Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - -


The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con Disciplina and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design, AIM Internet Connect and AIM Investor are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------


The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.



  The fund attempts to meet its objective by investing in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940.


  The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------


An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.


  The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.


  If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
The following bar chart shows changes in the performance of the Cash Management Class shares from year to year. Cash Management Class shares are not subject to sales loads.

                                    [GRAPH]


                                          ANNUAL
YEAR ENDED                                TOTAL
DECEMBER 31                               RETURNS
-----------                               ------
1994....................................  4.07%
1995....................................  5.86%
1996....................................  5.32%
1997....................................  5.48%
1998....................................  5.39%
1999....................................  4.91%



The Cash Management Class shares' year-to-date total return as of March 31, 2000
was [   %.]



  During the periods shown in the bar chart, the highest quarterly return was 1.47% (quarter ended June 30, 1995) and the lowest quarterly return was 0.78% (quarter ended March 31, 1994).


PERFORMANCE TABLE
The following performance table reflects the performance of Cash Management Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------------------
(for the periods ended                                                          SINCE      INCEPTION
December 31, 1999)                               1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
------------------------------------------------------------------------------------------------------
Cash Management Class                             4.91%    5.39%       --        5.05%      08/18/93
------------------------------------------------------------------------------------------------------



Cash Management Class shares' seven-day yield on December 31, 1999 was 4.70%. For the current seven-day yield, call (800) 877-7745.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)          CASH MANAGEMENT CLASS
-----------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                    None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is
less)                              None
-----------------------------------------------

ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)        CASH MANAGEMENT CLASS
-----------------------------------------------
Management Fees                   0.06%

Distribution and/or
Service (12b-1) Fees              0.10

Other Expenses                    0.03

Total Annual Fund
Operating Expenses                0.19

Fee Waiver(1)                     0.02

Net Expenses                      0.17
-----------------------------------------------

(1) The distributor has contractually agreed to waive 0.02% of the Rule 12b-1 distribution plan fee.

You should also consider the effect of any account fees charged by the financial institution managing your account.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Cash Management Class of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------
Cash Management
  Class             $19       $61      $107       $243
--------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 120 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended August 31, 1999, the advisor received compensation of 0.06% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Cash Management Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). It is expected that the shares of the Cash Management Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Cash Management Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Cash Management Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Cash Management Class; providing periodic statements showing a client's account balance in shares of the Cash Management Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.

  The Cash Management Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most investors will perform their own subaccounting.

  Investors in the Cash Management Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Cash Management Class.

DIVIDENDS AND DISTRIBUTIONS


The fund expects that its distributions, if any, will consist primarily of ordinary income.

DIVIDENDS

The fund generally declares dividends on each business day and pays dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

  Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Cash Management Class. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  The information for the period September 1, 1999 through February 29, 2000 is unaudited. The information for the years ended August 31, 1999, 1998, 1997, 1996 and 1995 has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                    CASH MANAGEMENT CLASS
                                           -----------------------------------------------------------------------
                                            FOR THE PERIOD
                                           SEPTEMBER 1, 1999
                                                THROUGH                       YEAR ENDED AUGUST 31,
                                           FEBRUARY 29, 2000     1999       1998       1997       1996      1995
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  [    ]       $   1.00   $   1.00   $   1.00   $   1.00   $  1.00
Income from investment operations:
  Net investment income                           [    ]           0.05       0.05       0.05       0.05      0.05
Less distributions:
  Dividends from net investment income            [    ]          (0.05)     (0.05)     (0.05)     (0.05)    (0.05)
Net asset value, end of period                 $  [    ]       $   1.00   $   1.00   $   1.00   $   1.00   $  1.00
Total return(a)                                   [    ]           4.89%      5.56%      5.39%      5.48%     5.57%
-------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
--------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)       $  [    ]       $860,354   $933,791   $829,243   $789,627   $81,219
Ratio of expenses to average net assets(b)        [    ]           0.17%(c)     0.17%     0.17%     0.17%     0.18%
Ratio of net investment income to average
  net assets(d)                                   [    ]           4.77%(c)     5.42%     5.25%     5.25%     5.42%
--------------------------------------------------------------------------------------------------------



(a) Not annualized for periods less than one year.


(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were
      %, 0.19%, 0.19%, 0.19%, 0.19% and 0.20% for the periods 2000-1995, respectively.


(c) Ratios are based on average net assets of $979,097,144.


(d) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense
    reimbursements were   %, 4.75%, 5.40%, 5.24%, 5.23% and 5.40% for the
    periods 2000-1995, respectively.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to the Cash Management Class that allows the fund to pay distribution fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

The minimum initial investment in the Cash Management Class is $1 million. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.


  Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 5:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of your order. Subsequent purchases of shares of the fund may also be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product.


  If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Cash Management Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Cash Management Class will be sent to you.

  You may place an order for the purchase of shares of the Cash Management Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Cash Management Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Cash Management Class are normally made through your institution.

  You may request a redemption by calling the transfer agent at (800) 877-7745, or by using AIM LINK--Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

  Payment for redemption orders received prior to 5:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

  Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND


If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

  - REJECT OR CANCEL ANY PART OF ANY PURCHASE ORDER;

  - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

  - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 5:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern time on a business day of the fund, the redemption will be processed at the net asset value next determined and the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of the fund shares will be subject to federal income tax.

  The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------


BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 0843
                             Houston, TX 77001-0843

BY TELEPHONE:                (800) 877-7745

BY E-MAIL:                   general@aimfunds.com

ON THE INTERNET:             http://www.aimfunds.com
                             (prospectuses and annual
                             and semiannual reports
                             only)


---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-----------------------------------
 Treasury Portfolio
 SEC 1940 Act file number: 811-2729
-----------------------------------

[AIM LOGO APPEARS HERE]      www.aimfunds.com             INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

        TREASURY PORTFOLIO
        ------------------------------------------------------------------------
        Institutional Class

        Treasury Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

        PROSPECTUS

        MAY 30, 2000


                                       This prospectus contains important
                                       information about the Institutional
                                       Class of the fund. Please read it
                                       before investing and keep it for
                                       future reference.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

                                       There can be no assurance that the
                                       fund will be able to maintain a
                                       stable net asset value of $1.00 per
                                       share.


                                       An investment in the fund:


                                       - is not FDIC insured;


                                       - may lose value; and


                                       - is not guaranteed by a bank.


        [AIM LOGO APPEARS HERE]                  INVEST WITH DISCIPLINE
                                                 --Registered Trademark--

                       ----------------------------------
                               TREASURY PORTFOLIO
                       ----------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES           1
- - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND      1
- - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                       2
- - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                          2

Performance Table                             2

FEE TABLE AND EXPENSE EXAMPLE                 3
- - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                     3

Expense Example                               3

FUND MANAGEMENT                               4
- - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                   4

Advisor Compensation                          4

OTHER INFORMATION                             4
- - - - - - - - - - - - - - - - - - - - - - - - -

Suitability for Investors                     4

Dividends and Distributions                   4

FINANCIAL HIGHLIGHTS                          5
- - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                     A-1
- - - - - - - - - - - - - - - - - - - - - - - - -

Purchasing Shares                           A-1

Redeeming Shares                            A-1

Pricing of Shares                           A-1

Taxes                                       A-2

STATEMENT OF ADDITIONAL INFORMATION         B-1
- - - - - - - - - - - - - - - - - - - - - - - - -

OBTAINING ADDITIONAL INFORMATION     Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - -


The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con Disciplina and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design, AIM Internet Connect and AIM Investor are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ----------------------------------
                               TREASURY PORTFOLIO
                       ----------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------


The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.



  The fund attempts to meet its objective by investing in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940.


  The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------


An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.


  The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.


  If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                       ----------------------------------
                               TREASURY PORTFOLIO
                       ----------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
The following bar chart shows changes in the performance of the Institutional Class shares from year to year. Institutional Class shares are not subject to sales loads.

                                    [GRAPH]

                                          ANNUAL
YEAR ENDED                                TOTAL
DECEMBER 31                               RETURNS
-------------                             -------
1990....................................   8.27%
1991....................................   6.16%
1992....................................   3.86%
1993....................................   3.15%
1994....................................   4.15%
1995....................................   5.95%
1996....................................   5.41%
1997....................................   5.56%
1998....................................   5.48%
1999....................................   5.00%



The Institutional Class shares' year-to-date total return as of March 31, 2000
was [     %].



  During the periods shown in the bar chart, the highest quarterly return was 2.03% (quarters ended March 31, 1990 and June 30, 1990) and the lowest quarterly return was 0.77% (quarter ended June 30, 1993).


PERFORMANCE TABLE

The following performance table reflects the performance of the Institutional Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------------------
(for the periods ended                                                          SINCE      INCEPTION
December 31, 1999)                               1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
------------------------------------------------------------------------------------------------------
Institutional Class                               5.00%    5.48%      5.29%      6.25%      04/12/84
------------------------------------------------------------------------------------------------------



Institutional Class shares' seven-day yield on December 31, 1999 was 4.78%. For the current seven-day yield, call (800) 659-1005.

                       ----------------------------------
                               TREASURY PORTFOLIO
                       ----------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)              INSTITUTIONAL CLASS
-------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                        None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is
less)                                  None
-------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)             INSTITUTIONAL CLASS
-------------------------------------------------
Management Fees                       0.06%
Distribution and/or
Service (12b-1) Fees                  None
Other Expenses                        0.03
Total Annual Fund
Operating Expenses                    0.09
-------------------------------------------------


You should also consider the effect of any account fees charged by the financial institution managing your account.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Institutional Class of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------
Institutional
  Class            $9       $29       $51       $115
------------------------------------------------------

                       ----------------------------------
                               TREASURY PORTFOLIO
                       ----------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 120 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended August 31, 1999, the advisor received compensation of 0.06% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Institutional Class of the fund is intended for use by banks and other institutions, investing for themselves or in a fiduciary, advisory, agency, custodial or other similar capacity. Shares of the Institutional Class may not be purchased directly by individuals, although institutions may purchase the Institutional Class for accounts maintained for individuals. Prospective investors should determine if an investment in the Institutional Class is consistent with the investment objectives of an account and with applicable state and federal laws and regulations.

  The Institutional Class is designed to be a convenient and economical way to invest short-term cash reserves in an open-end diversified money market fund. It is anticipated that most investors will perform their own subaccounting.

  Investors in the Institutional Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Institutional Class.

DIVIDENDS AND DISTRIBUTIONS


The fund expects that its distributions, if any, will consist primarily of ordinary income.

DIVIDENDS

The fund generally declares dividends on each business day and pays dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

  Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                       ----------------------------------
                               TREASURY PORTFOLIO
                       ----------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  The information for the period September 1, 1999 through February 29, 2000 is unaudited. The information for the years ended August 31, 1999, 1998, 1997, 1996 and 1995 has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                      INSTITUTIONAL CLASS
                                    ----------------------------------------------------------------------------------------
                                     FOR THE PERIOD
                                    SEPTEMBER 1, 1999
                                         THROUGH                                YEAR ENDED AUGUST 31,
                                    FEBRUARY 29, 2000          1999           1998          1997          1996          1995
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                                $       []       $     1.00     $     1.00    $     1.00    $     1.00    $     1.00
Income from investment operations:
  Net investment income                         []             0.05           0.05          0.05          0.05          0.06
Less distributions:
  Dividends from net investment
    income                                      []            (0.05)         (0.05)        (0.05)        (0.05)        (0.06)
Net asset value, end of period          $       []       $     1.00     $     1.00    $     1.00    $     1.00    $     1.00
Total return(a)                                 []             4.97%          5.64%         5.47%         5.57%         5.66%
----------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s
  omitted)                              $       []       $3,164,199     $2,988,375    $3,408,010    $2,335,441    $2,669,637
Ratio of expenses to average net
  assets                                        []             0.09%(b)       0.08%         0.09%         0.09%         0.10%
Ratio of net investment income to
  average net assets                            []             4.85%(b)       5.50%         5.35%         5.43%         5.53%
----------------------------------------------------------------------------------------------------------------------------



(a) Not annualized for periods less than one year.


(b) Ratios are based on average net assets of $3,197,910,489.

                       ----------------------------------
                               TREASURY PORTFOLIO
                       ----------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

PURCHASING SHARES

The minimum initial investment in the Institutional Class is $1 million. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.


  Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 5:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of your order. Subsequent purchases of shares of the fund may also be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product.


  We may request that an institution maintain separate master accounts in the fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institution acts in some other capacity. An institution may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption.

  You may request a redemption by calling the transfer agent at (800) 659-1005, or by using AIM LINK--Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

  Payment for redemption orders received prior to 5:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

  Dividends payable up to the date of redemption on redeemed shares will normally be paid on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND


If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.


  THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

  - REJECT OR CANCEL ANY PART OF ANY PURCHASE ORDER;

  - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

  - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 5:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern time on a business day of the fund, the redemption will be processed at the net asset value next

                       ----------------------------------
                               TREASURY PORTFOLIO
                       ----------------------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

determined and the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES


Dividends and distributions received by shareholders are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.


  Any long-term or short-term capital gains realized from redemptions of the fund shares will be subject to federal income tax.

  The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                       ----------------------------------
                               TREASURY PORTFOLIO
                       ----------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------


BY MAIL:                     A I M Fund Services, Inc.
                             P. O. Box 0843
                             Houston, TX 77001-0843

BY TELEPHONE:                (800) 659-1005

BY E-MAIL:                   general@aimfunds.com

ON THE INTERNET:             http://www.aimfunds.com
                             (prospectuses and annual
                             and semiannual reports
                             only)


---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-----------------------------------
 Treasury Portfolio
 SEC 1940 Act file number: 811-2729
-----------------------------------

[AIM LOGO APPEARS HERE]      www.aimfunds.com             INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

        TREASURY PORTFOLIO
        - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
        Personal Investment Class
        Treasury Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

        PROSPECTUS

        MAY 30, 2000


                                       This prospectus contains important
                                       information about the Personal
                                       Investment Class of the fund. Please
                                       read it before investing and keep it
                                       for future reference.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

                                       There can be no assurance that the
                                       fund will be able to maintain a
                                       stable net asset value of $1.00 per
                                       share.


                                       An investment in the fund:


                                       - is not FDIC insured;


                                       - may lose value; and


                                       - is not guaranteed by a bank.


[AIM LOGO APPEARS HERE]                                 INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES           1
- - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND      1
- - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                       2
- - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                          2

Performance Table                             2

FEE TABLE AND EXPENSE EXAMPLE                 3
- - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                     3

Expense Example                               3

FUND MANAGEMENT                               4
- - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                   4

Advisor Compensation                          4

OTHER INFORMATION                             4
- - - - - - - - - - - - - - - - - - - - - - - - -

Suitability for Investors                     4

Dividends and Distributions                   4

FINANCIAL HIGHLIGHTS                          5
- - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                     A-1
- - - - - - - - - - - - - - - - - - - - - - - - -

Distribution and Service (12b-1) Fees       A-1

Purchasing Shares                           A-1

Redeeming Shares                            A-1

Pricing of Shares                           A-2

Taxes                                       A-2

OBTAINING ADDITIONAL INFORMATION     Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - -


The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con Disciplina and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design, AIM Internet Connect and AIM Investor are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               -------------------
                               TREASURY PORTFOLIO
                               -------------------


INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.



  The fund attempts to meet its objective by investing in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940.


  The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.


  The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.


  If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
The following bar chart shows changes in the performance of the Personal Investment Class shares from year to year. Personal Investment Class shares are not subject to sales loads.

                                    [GRAPH]

                                          ANNUAL
YEAR ENDED                                TOTAL
DECEMBER 31                               RETURNS
-----------                               ------
1992....................................   3.43%
1993....................................   2.68%
1994....................................   3.63%
1995....................................   5.42%
1996....................................   4.88%
1997....................................   5.04%
1998....................................   4.95%
1999....................................   4.48%



The Personal Investment Class shares' year-to-date total return as of March 31,
2000 was [     %.]



  During the periods shown in the bar chart, the highest quarterly return was 1.37% (quarter ended June 30, 1995) and the lowest quarterly return was 0.66% (quarters ended March 30, 1993 and December 31, 1993).


PERFORMANCE TABLE

The following performance table reflects the performance of Personal Investment Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------------------
(for the periods ended                                                          SINCE      INCEPTION
December 31, 1999)                               1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
------------------------------------------------------------------------------------------------------
Personal Investment Class                         4.48%    4.95%        --       4.34%      08/08/91
------------------------------------------------------------------------------------------------------



Personal Investment Class shares' seven-day yield on December 31, 1999 was 4.28%. For the current seven-day yield, call (800) 877-4744.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from           PERSONAL
your investment)               INVESTMENT CLASS
-----------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                       None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)          None
-----------------------------------------------

ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted        PERSONAL
from fund assets)              INVESTMENT CLASS
-----------------------------------------------
Management Fees                      0.06%

Distribution and/or
Service (12b-1) Fees                 0.75

Other Expenses                       0.03

Total Annual Fund
Operating Expenses                   0.84

Fee Waiver(1)                        0.25

Net Expenses                         0.59
-----------------------------------------------

(1) The distributor has contractually agreed to waive 0.25% of the Rule 12b-1 distribution plan fee.

You should also consider the effect of any account fees charged by the financial institution managing your account.

  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Personal Investment Class of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------
Personal Investment
  Class               $86      $268      $466      $1,037
----------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 120 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended August 31, 1999, the advisor received compensation of 0.06% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Personal Investment Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Personal Investment Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Personal Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Personal Investment Class; providing periodic statements showing a client's account balance in shares of the Personal Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.

  The Personal Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most investors will perform their own subaccounting.

  Investors in the Personal Investment Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Personal Investment Class.

DIVIDENDS AND DISTRIBUTIONS


The fund expects that its distributions, if any, will consist primarily of ordinary income.


DIVIDENDS

The fund generally declares dividends on each business day and pays dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

  Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Personal Investment Class. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  The information for the period September 1, 1999 through February 29, 2000 is unaudited. The information for the years ended August 31, 1999, 1998, 1997, 1996 and 1995 has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                   PERSONAL INVESTMENT CLASS
                                            ------------------------------------------------------------------------
                                             FOR THE PERIOD
                                            SEPTEMBER 1, 1999
                                                 THROUGH                       YEAR ENDED AUGUST 31,
                                            FEBRUARY 29, 2000     1999       1998       1997       1996       1995
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          [ $    ]          $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
Income from investment operations:
  Net investment income                       [      ]              0.04       0.05       0.05       0.05       0.05
Less distributions:
  Dividends from net investment income        [      ]             (0.04)     (0.05)     (0.05)     (0.05)     (0.05)
Net asset value, end of period                [ $    ]          $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
Total return(a)                               [      ]   %          4.45%      5.12%      4.95%      5.04%      5.13%
---------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)      [ $    ]          $284,932   $405,801   $322,971   $192,947   $114,527
Ratio of expenses to average net assets(b)    [      ]   %          0.59%(c)     0.58%     0.60%     0.59%      0.60%
Ratio of net investment income (loss) to
  average net assets(d)                       [      ]   %          4.35%(c)     5.01%     4.85%     4.91%      5.03%
--------------------------------------------------------------------------------------------------------------------



(a) Not annualized for periods less than one year.


(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were
        %, 0.84%, 0.83%, 0.86%, 0.92%, and 0.90% for the periods 2000-1995, respectively.


(c) Ratios are based on average net assets of $375,615,292.


(d) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense
    reimbursements were     %, 4.10%, 4.76%, 4.59%, 4.58% and 4.73% for the
    periods 2000-1995, respectively.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to the Personal Investment Class that allows the fund to pay distribution fees to Fund Management Company (distributor) for the sale and distribution of its shares and fees for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

The minimum initial investment in the Personal Investment Class is $1,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.


  Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 5:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of your order. Subsequent purchases of shares of the fund may also be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product.


  If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Personal Investment Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Personal Investment Class will be sent to you.

  You may place an order for the purchase of shares of the Personal Investment Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Personal Investment Class purchased by institutions on behalf of their clients must be in federal funds. If an order is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Personal Investment Class are normally made through your institution.

  You may request a redemption by calling the transfer agent at (800) 877-4744, or by using AIM LINK--Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

  Payment for redemption orders received prior to 5:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

  Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND


If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

  THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY
  TIME TO:

  - REJECT OR CANCEL ANY PART OF ANY PURCHASE ORDER;

  - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

  - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 5:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern time on a business day of the fund, the redemption will be processed at the net asset value next determined and the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES

Dividends and distributions received by shareholders are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of the fund shares will be subject to federal income tax.

  The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------


BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 0843
                             Houston, TX 77001-0843

BY TELEPHONE:                (800) 877-4744

BY E-MAIL:                   general@aimfunds.com

ON THE INTERNET:             http://www.aimfunds.com
                             (prospectuses and annual
                             and semiannual reports
                             only)


---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-----------------------------------
 Treasury Portfolio
 SEC 1940 Act file number: 811-2729
-----------------------------------

[AIM LOGO APPEARS HERE]      www.aimfunds.com             INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

        TREASURY PORTFOLIO

        ------------------------------------------------------------------------

        Private Investment Class

        Treasury Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

        PROSPECTUS

        MAY 30, 2000


                                       This prospectus contains important
                                       information about the Private
                                       Investment Class of the fund. Please
                                       read it before investing and keep it
                                       for future reference.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

                                       There can be no assurance that the
                                       fund will be able to maintain a
                                       stable net asset value of $1.00 per
                                       share.


                                       An investment in the fund:


                                       - is not FDIC insured;


                                       - may lose value; and


                                       - is not guaranteed by a bank.


        [AIM LOGO APPEARS HERE]                         INVEST WITH DISCIPLINE
                                                      -- Registered Trademark --

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES            1
- - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE
  FUND                                         1
- - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                        2
- - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                           2

Performance Table                              2

FEE TABLE AND EXPENSE EXAMPLE                  3
- - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                      3

Expense Example                                3

FUND MANAGEMENT                                4
- - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                    4

Advisor Compensation                           4

OTHER INFORMATION                              4
- - - - - - - - - - - - - - - - - - - - - - - - -

Suitability for Investors                      4

Dividends and Distributions                    4

FINANCIAL HIGHLIGHTS                           5
- - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                      A-1
- - - - - - - - - - - - - - - - - - - - - - - - -

Distribution and Service (12b-1) Fees        A-1

Purchasing Shares                            A-1

Redeeming Shares                             A-1

Pricing of Shares                            A-2

Taxes                                        A-2

OBTAINING ADDITIONAL INFORMATION      Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - -


The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con Disciplina and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design, AIM Internet Connect and AIM Investor are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------


The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.



  The fund attempts to meet its objective by investing in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940.


  The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------


An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.


  The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.

  If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

  The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
The following bar chart shows changes in the performance of the Private Investment Class shares from year to year. Private Investment Class shares are not subject to sales loads.

                    [GRAPH]


                                           ANNUAL
YEAR ENDED                                 TOTAL
DECEMBER 31                                RETURNS
-----------                                -------
1992 ...................................    3.53%
1993 ...................................    2.85%
1994 ...................................    3.84%
1995 ...................................    5.63%
1996 ...................................    5.09%
1997 ...................................    5.25%
1998 ...................................    5.16%
1999 ...................................    4.68%



The Private Investment Class shares' year-to-date total return as of March 31, 2000 was [ %].



  During the periods shown in the bar chart, the highest quarterly return was 1.42% (quarter ended June 30, 1995) and the lowest quarterly return was 0.70% (quarters ended March 31, 1993 and December 31, 1993).


PERFORMANCE TABLE

The following performance table reflects the performance of Private Investment Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------
(for the periods ended                                  SINCE      INCEPTION
December 31, 1999)       1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
----------------------------------------------------------------------------
Private Investment Class  4.68%    5.16%        --       4.50%      11/22/91
----------------------------------------------------------------------------



Private Investment Class shares' seven-day yield on December 31, 1999 was 4.48%. For the current seven-day yield, call (800) 877-7748.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from           PRIVATE
your investment)               INVESTMENT CLASS
-----------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)         None
-----------------------------------------------

ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted        PRIVATE
from fund assets)              INVESTMENT CLASS
-----------------------------------------------
Management Fees                      0.06%

Distribution and/or
Service (12b-1) Fees                 0.50

Other Expenses                       0.03

Total Annual Fund
Operating Expenses                   0.59

Fee Waver(1)                         0.20

Net Expenses                         0.39
-----------------------------------------------

(1) The distributor has contractually agreed to waive 0.20% of the Rule 12b-1 distribution plan fee.


You should also consider the effect of any account fees charged by the financial institution managing your account.



  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Private Investment Class of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------
Private
  Investment
  Class           $60      $189      $329       $738
------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 120 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended August 31, 1999, the advisor received compensation of 0.06% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Private Investment Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Private Investment Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Private Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Private Investment Class; providing periodic statements showing a client's account balance in shares of the Private Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.

  The Private Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most investors will perform their own subaccounting.

  Investors in the Private Investment Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Private Investment Class.

DIVIDENDS AND DISTRIBUTIONS


The fund expects that its distributions, if any, will consist primarily of ordinary income.


DIVIDENDS

The fund generally declares dividends on each business day and pays dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

  Dividends are paid to settled shares of the fund as of 5:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Private Investment Class. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  The information for the period September 1, 1999 through February 29, 2000 is unaudited. The information for the years ended August 31, 1999, 1998, 1997, 1996 and 1995 has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                             PRIVATE INVESTMENT CLASS
                                                  -------------------------------------------------------------------------------
                                                   FOR THE PERIOD
                                                  SEPTEMBER 1, 1999
                                                       THROUGH                            YEAR ENDED AUGUST 31,
                                                  FEBRUARY 29, 2000     1999           1998       1997       1996       1995
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $ [    ]       $    1.00     $    1.00  $     1.00  $    1.00  $      1.00
Income from investment operations:                      [    ]
  Net investment income                                 [    ]            0.05          0.05        0.05       0.05         0.05
Less distributions:
  Dividends from net investment income                $ [    ]           (0.05)        (0.05)      (0.05)     (0.05)       (0.05)
Net asset value, end of period                          [    ]       $    1.00     $    1.00  $     1.00  $    1.00  $      1.00
Total return(a)                                         [    ]            4.66%         5.33%       5.16%      5.25%        5.34%
---------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)              $ [    ]       $ 415,184     $ 360,307  $  463,441  $ 352,537  $   394,585
Ratio of expenses to average net assets(b)              [    ]            0.39%(c)      0.38%       0.39%      0.39%        0.40%
Ratio of net investment income to average net
  assets(d)                                             [    ]            4.55%(c)      5.20%       5.05%      5.14%        5.23%
---------------------------------------------------------------------------------------------------------------------------------



(a) Not annualized for periods less than one year.


(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were
        %, 0.59%, 0.58%, 0.59%, 0.59% and 0.60% for the periods 2000-1995, respectively.


(c) Ratios based on average net assets of $354,442,723.


(d) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense
    reimbursements were     %, 4.35%, 5.00%, 4.85%, 4.94% and 5.03% for the
    periods 2000-1995, respectively.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to the Private Investment Class that allows the fund to pay distribution fees to Fund Management Company (distributor) for the sale and distribution of its shares and fees for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

The minimum initial investment in the Private Investment Class is $10,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.


  Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 5:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of your order. Subsequent purchases of shares of the fund may also be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product.


  If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Private Investment Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Private Investment Class will be sent to you.

  You may place an order for the purchase of shares of the Private Investment Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Private Investment Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Private Investment Class are normally made through your institution.

  You may request a redemption by calling the transfer agent at (800) 877-7748, or by using AIM LINK--Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

  Payment for redemption orders received prior to 5:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

  Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND


If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.


--------------------------------------------------------------------------
  THE FUND AND ITS AGENTS RESERVES THE RIGHT AT ANY TIME TO:

  - REJECT OR CANCEL ANY PART OF ANY PURCHASE ORDER;

  - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

  - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------
SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------




PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 5:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern time on a business day of the fund, the redemption will be processed at the net asset value next determined and the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES

Dividends and distributions received by shareholders are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of the fund shares will be subject to federal income tax.

  The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------


BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 0843
                             Houston, TX 77001-0843

BY TELEPHONE:               (800) 877-7748

BY E-MAIL:                  general@aimfunds.com


ON THE INTERNET:            http://www.aimfunds.com
                            (prospectuses and annual
                            and semiannual reports
                            only)



---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-----------------------------------
 Treasury Portfolio
 SEC 1940 Act file number: 811-2729
-----------------------------------

[AIM LOGO APPEARS HERE]      www.aimfunds.com          INVEST WITH DISCIPLINE
                                                     -- Registered Trademark --

        TREASURY PORTFOLIO
        ------------------------------------------------------------------------

        Reserve Class
        Treasury Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

        PROSPECTUS

        MAY 30, 2000


                                       This prospectus contains important
                                       information about the Reserve Class
                                       of the fund. Please read it before
                                       investing and keep it for future
                                       reference.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

                                       There can be no assurance that the
                                       fund will be able to maintain a
                                       stable net asset value of $1.00 per
                                       share.


                                       An investment in the fund:


                                       - is not FDIC insured;


                                       - may lose value; and


                                       - is not guaranteed by a bank.


        [AIM LOGO APPEARS HERE]                         INVEST WITH DISCIPLINE
                                                      -- Registered Trademark --

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES            1
- - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND       1
- - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                        2
- - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                           2

Performance Table                              2

FEE TABLE AND EXPENSE EXAMPLE                  3
- - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                      3

Expense Example                                3

FUND MANAGEMENT                                4
- - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                    4

Advisor Compensation                           4

OTHER INFORMATION                              4
- - - - - - - - - - - - - - - - - - - - - - - - -

Suitability for Investors                      4

Dividends and Distributions                    4

FINANCIAL HIGHLIGHTS                           5
- - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                      A-1
- - - - - - - - - - - - - - - - - - - - - - - - -

Distribution and Service (12b-1) Fees        A-1

Purchasing Shares                            A-1

Redeeming Shares                             A-1

Pricing of Shares                            A-2

Taxes                                        A-2

OBTAINING ADDITIONAL INFORMATION      Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - -


The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con Disciplina and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design, AIM Internet Connect and AIM Investor are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------


The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.



  The fund attempts to meet its objective by investing in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940.


  The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------


An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.


  The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.


  If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
The following bar chart shows changes in the performance of the Institutional Class shares from year to year. Neither the Reserve Class shares nor the Institutional Class shares are subject to sales loads.


                                          ANNUAL
YEAR ENDED                                TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1990....................................  8.27%
1991....................................  6.16%
1992....................................  3.86%
1993....................................  3.15%
1994....................................  4.15%
1995....................................  5.95%
1996....................................  5.41%
1997....................................  5.56%
1998....................................  5.48%
1999....................................  5.00%


The returns shown are those of the fund's Institutional Class shares, which are not offered in this prospectus. Reserve Class shares would have lower annual returns because, although the shares are invested in the same portfolio of securities, the Reserve Class has higher expenses.



  The Institutional Class shares' year-to-date total return as of March 31, 2000
was [     %].



  During the periods shown in the bar chart, Institutional Class' highest quarterly return was 2.03% (quarter ended March 31, 1990 and June 30, 1990) and its lowest quarterly return was 0.77% (quarter ended June 30, 1993).


PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------------------
(for the periods ended                                                          SINCE      INCEPTION
December 31, 1999)                               1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
------------------------------------------------------------------------------------------------------
Institutional Class                               5.00%    5.48%      5.29%      6.25%      04/12/84
------------------------------------------------------------------------------------------------------
Reserve Class                                       --       --         --         --       01/04/99
------------------------------------------------------------------------------------------------------



Institutional Class shares' seven-day yield on December 31, 1999 was 4.78%. For the current seven-day yield of Reserve Class shares, call (800) 417-8837.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)                 RESERVE CLASS
----------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                       None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)          None
----------------------------------------------

ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)                RESERVE CLASS
----------------------------------------------
Management Fees                       0.06%

Distribution and/or
Service (12b-1) Fees                  1.00

Other Expenses                        0.03

Total Annual Fund
Operating Expenses                    1.09

Fee Waiver(1)                         0.20

Net Expenses                          0.89
----------------------------------------------

(1) The distributor has contractually agreed to waive 0.20% of the Rule 12b-1 distribution plan fee.

You should also consider the effect of any account fees charged by the financial institution managing your account.


    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Reserve Class of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------
Reserve Class      $111     $347      $601      $1,329
-------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 120 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended August 31, 1999, the advisor received compensation of 0.06% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Reserve Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Reserve Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Reserve Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Reserve Class; providing periodic statements showing a client's account balance in shares of the Reserve Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.

  The Reserve Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most investors will perform their own subaccounting.

  Investors in the Reserve Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Reserve Class.

DIVIDENDS AND DISTRIBUTIONS


The fund expects that its distributions, if any, will consist primarily of ordinary income.


DIVIDENDS

The fund generally declares dividends on each business day and pays dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.

  Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Reserve Class. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  The information for the period September 1, 1999 through February 29, 2000 is unaudited. The information for the period January 4, 1999 through August 31, 1999 has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                              RESERVE CLASS
                                                              ---------------------------------------------------
                                                               FOR THE PERIOD                FOR THE PERIOD
                                                              SEPTEMBER 1, 1999              JANUARY 4, 1999
                                                                   THROUGH                       THROUGH
                                                                FEBRUARY 29,                   AUGUST 31,
                                                                    2000                          1999
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $ [    ]                      $   1.00
Income from investment operations:
  Net investment income                                             [    ]                          0.03
Less distributions:
  Dividends from net investment income                              [    ]                         (0.03)
Net asset value, end of period                                    $ [    ]                      $   1.00
Total return(a)                                                     [    ]                          2.63%
-----------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                          $ [    ]                      $119,976
Ratio of expenses to average net assets(b)                          [    ]                          0.89%(c)
Ratio of net investment income to average net assets(d)             [    ]                          2.09%(c)
-----------------------------------------------------------------------------------------------------------------


(a) Not annualized for periods less than one year.

(b) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements were
        % and 1.09% for 2000-1999, respectively.

(c) Ratios based on average net assets of $28,324,369.

(d) After fee waivers and/or expense reimbursements. Ratio of net investment income to average net assets prior to fee waivers and/or expense
    reimbursement were     % and 1.89% for 2000-1999, respectively.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to the Reserve Class that allows the fund to pay distribution fees to Fund Management Company (distributor) for the sale and distribution of its shares and fees for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

The minimum initial investment in the Reserve Class is $1,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.


  Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 5:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of your order. Subsequent purchases of shares of the fund may also be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product.


  If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Reserve Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to shares of the Reserve Class will be sent to you.

  You may place an order for the purchase of shares of the Reserve Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Reserve Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Reserve Class are normally made through your institution.

  You may request a redemption by calling the transfer agent at (800) 417-8837, or by using AIM LINK--Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

  Payment for redemption orders received prior to 5:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

  Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND


If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.


  THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

  - REJECT OR CANCEL ANY PART OF ANY PURCHASE ORDER;

  - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

  - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 5:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern time on a business day of the fund, the redemption will be processed at the net asset value next determined and the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of the fund shares will be subject to federal income tax.

  The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

------------------------------------------------------


BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 0843
                             Houston, TX 77001-0840

BY TELEPHONE:                (800) 417-8837

BY E-MAIL:                   general@aimfunds.com

ON THE INTERNET:             http://www.aimfunds.com
                             (prospectuses and annual
                             and semiannual reports
                             only)


------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-----------------------------------
 Treasury Portfolio
 SEC 1940 Act file number: 811-2729
-----------------------------------

[AIM LOGO APPEARS HERE]      www.aimfunds.com             INVEST WITH DISCIPLINE
                                                      -- Registered Trademark --

        TREASURY PORTFOLIO

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

        Resource Class
        Treasury Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

        PROSPECTUS

        MAY 30, 2000


                                       This prospectus contains important
                                       information about the Resource Class
                                       of the fund. Please read it before
                                       investing and keep it for future
                                       reference.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

                                       There can be no assurance that the
                                       fund will be able to maintain a
                                       stable net asset value of $1.00 per
                                       share.


                                       An investment in the fund:


                                       - is not FDIC insured;


                                       - may lose value; and


                                       - is not guaranteed by a bank.


        [AIM LOGO APPEARS HERE]                  INVEST WITH DISCIPLINE

                                                --Registered Trademark--

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES           1

- - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE
  FUND                                        1

- - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                       2

- - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                          2

Performance Table                             2

FEE TABLE AND EXPENSE EXAMPLE                 3

- - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                     3

Expense Example                               3

FUND MANAGEMENT                               4

- - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                   4

Advisor Compensation                          4

OTHER INFORMATION                             4

- - - - - - - - - - - - - - - - - - - - - - - - -

Suitability for Investors                     4

Dividends and Distributions                   4

FINANCIAL HIGHLIGHTS                          5

- - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                     A-1

- - - - - - - - - - - - - - - - - - - - - - - - -

Distribution and Service (12b-1) Fees       A-1

Purchasing Shares                           A-1

Redeeming Shares                            A-1

Pricing of Shares                           A-2

Taxes                                       A-2

OBTAINING ADDITIONAL INFORMATION     Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - -


The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con Disciplina and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design, AIM Internet Connect and AIM Investor are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.



  The fund attempts to meet its objective by investing in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940.


  The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.


  The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates; and

- downgrades of credit ratings or defaults of any of the fund's holdings.


  If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
The following bar chart shows changes in the performance of the Resource Class shares from year to year. Resource Class shares are not subject to sales loads.

                                    [GRAPH]

                                          ANNUAL
YEAR ENDED                                TOTAL
DECEMBER 31                               RETURNS
-----------                               ------
1997....................................   5.39%
1998....................................   5.31%
1999....................................   4.83%


The Resource Class shares' year-to-date total return as of March 31, 2000 was
[     %].



  During the periods shown in the bar chart, the highest quarterly return was 1.36% (quarter ended December 31, 1997) and the lowest quarterly return was 1.13% (quarter ended March 31, 1999).


PERFORMANCE TABLE

The following performance table reflects the performance of Resource Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------------------
(for the periods ended                                                          SINCE      INCEPTION
December 31, 1999)                               1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
------------------------------------------------------------------------------------------------------
Resource Class                                    4.83%     --         --        5.19%      03/16/96
------------------------------------------------------------------------------------------------------



Resource Class share's seven-day yield on December 31, 1999 was 4.62%. For the current seven-day yield, call (800) 825-6858.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)                RESOURCE CLASS
----------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)         None
----------------------------------------------
ANNUAL FUND OPERATING EXPENSES
-- - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)                 RESOURCE CLASS
--------------------------------------------------
Management Fees                          0.06%

Distribution and/or Service
(12b-1) Fees                             0.20

Other Expenses                           0.03

Total Annual Fund Operating
Expenses                                 0.29

Fee Waiver(1)                            0.04

Net Expenses                             0.25
--------------------------------------------------

(1) The distributor has contractually agreed to waive 0.04% of the Rule 12b-1 distribution plan fee.


You should also consider the effect of any account fees charged by the financial institution managing your account.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Resource Class of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------
Resource Class    $30       $93      $163       $368
------------------------------------------------------

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 120 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended August 31, 1999, the advisor received compensation of 0.06% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Resource Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). It is expected that the shares of the Resource Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Resource Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Resource Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Resource Class; providing periodic statements showing a client's account balance in shares of the Resource Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.
  The Resource Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most investors will perform their own subaccounting.
  Investors in the Resource Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Resource Class.

DIVIDENDS AND DISTRIBUTIONS


The fund expects that its distributions, if any, will consist primarily of ordinary income.

DIVIDENDS

The fund generally declares dividends on each business day and pays dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.
  Dividends are paid to settled shares of the fund as of 5:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Resource Class. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  The information for the period September 1, 1999 through February 29, 2000 is unaudited. The information for the years ended August 31, 1999, 1998, 1997 and for the period ended August 31, 1996 has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                        RESOURCE CLASS
---------------------------------------------------------------------------------------------------------------------
                                          FOR THE PERIOD                                               FOR THE PERIOD
                                         SEPTEMBER 1, 1999                                             MARCH 12, 1996
                                              THROUGH                                                     THROUGH
                                           FEBRUARY 29,                YEAR ENDED AUGUST 31,             AUGUST 31,
                                               2000               1999          1998          1997          1996
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $[    ]           $   1.00      $   1.00      $   1.00      $  1.00
Income from investment operations:
  Net investment income                        [    ]               0.05          0.05          0.05         0.03
Less distributions:
  Dividends from net investment income         [    ]              (0.05)        (0.05)        (0.05)       (0.03)
Net asset value, end of period                $[    ]           $   1.00      $   1.00      $   1.00      $  1.00
Total return(a)                                [    ]               4.80%         5.47%         5.30%        2.43%
---------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s
  omitted)                                    $[    ]           $359,101      $455,961      $237,123      $33,339
Ratio of expenses to average net
  assets(b)                                    [    ]               0.25%(c)      0.24%         0.25%        0.25%(d)
Ratio of net investment income to
  average net assets(e)                        [    ]               4.69%(c)      5.34%         5.19%        5.07%(d)
----------------------------------------------------------------------------------------------------



(a) Not annualized for periods less than one year.


(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were
      %, 0.29%, 0.28%, 0.29%, and 0.29% (annualized) for the periods 2000-1996, respectively.


(c) Ratios based on average net assets of $369,242,180.


(d) Annualized.


(e) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense
    reimbursements were   %, 4.65%, 5.30%, 5.15%, and 5.03% (annualized) for the
    periods 2000-1996, respectively.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to the Resource Class that allows the fund to pay distribution fees to Fund Management Company (distributor) for the sale and distribution of its shares and fees for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

The minimum initial investment in the Resource Class is $10,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.


  Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 5:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of your order. Subsequent purchases of shares of the fund may also be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product.


  If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Resource Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Resource Class will be sent to you.

  You may place an order for the purchase of shares of the Resource Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Resource Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Resource Class are normally made through your institution.

  You may request a redemption by calling the transfer agent at (800) 825-6858, or by using AIM LINK--Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

  Payment for redemption orders received prior to 5:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

  Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND


  If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

  THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

  - REJECT OR CANCEL ANY PART OF ANY PURCHASE ORDER;

  - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR

  - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 5:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern time on a business day of the fund, the redemption will be processed at the net asset value next determined and the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of the fund shares will be subject to federal income tax.

  The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                               ------------------
                               TREASURY PORTFOLIO
                               ------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------


BY MAIL:                     A I M Fund Services, Inc.

                             P. O. Box 0843
                             Houston, TX 77001-0843
BY TELEPHONE:                (800) 825-6858

BY E-MAIL:                   general@aimfunds.com

ON THE INTERNET:             http://www.aimfunds.com

                             (prospectuses and annual
                             and semiannual reports
                             only)


---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-----------------------------------
 Treasury Portfolio
 SEC 1940 Act file number: 811-2729
-----------------------------------

[AIM LOGO APPEARS HERE]    www.aimfunds.com   INVEST WITH DISCIPLINE

                                                        --Registered Trademark--

                                                     STATEMENT OF
                                                     ADDITIONAL INFORMATION

                          SHORT-TERM INVESTMENTS TRUST

                               TREASURY PORTFOLIO

                            (CASH MANAGEMENT CLASS)

                             (INSTITUTIONAL CLASS)

                          (PERSONAL INVESTMENT CLASS)

                           (PRIVATE INVESTMENT CLASS)

                                (RESERVE CLASS)

                                (RESOURCE CLASS)

                               11 GREENWAY PLAZA
                                   SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                 (800) 659-1005

                             ---------------------

         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.
 IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS OF EACH OF THE ABOVE NAMED
     CLASSES OF THE TREASURY PORTFOLIO, COPIES OF WHICH MAY BE OBTAINED BY
              WRITING FUND MANAGEMENT COMPANY, 11 GREENWAY PLAZA,
                      SUITE 100, HOUSTON, TEXAS 77046-1173
                           OR CALLING (800) 659-1005

                             ---------------------

          STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 17, 1999 RELATING TO THE PROSPECTUS OF EACH OF THE FOLLOWING CLASSES OF THE

                              TREASURY PORTFOLIO:

              CASH MANAGEMENT CLASS PROSPECTUS DATED MAY 30, 2000,


               INSTITUTIONAL CLASS PROSPECTUS DATED MAY 30, 2000,


            PERSONAL INVESTMENT CLASS PROSPECTUS DATED MAY 30, 2000,


            PRIVATE INVESTMENT CLASS PROSPECTUS DATED MAY 30, 2000,


                  RESERVE CLASS PROSPECTUS DATED MAY 30, 2000


                AND RESOURCE CLASS PROSPECTUS DATED MAY 30, 2000

                               TABLE OF CONTENTS


                                                               PAGE
                                                               ----
Introduction................................................    B-3
General Information about the Trust.........................    B-3
     The Trust and Its Shares...............................    B-3
Portfolio Transactions and Brokerage........................    B-5
     General Brokerage Policy...............................    B-5
     Allocation of Portfolio Transactions...................    B-6
     Section 28(e) Standards................................    B-6
Share Purchases and Redemptions.............................    B-7
     Purchases and Redemptions..............................    B-7
     Redemptions by the Portfolio...........................    B-7
     Net Asset Value Determination..........................    B-7
     Distribution Agreement.................................    B-8
     Distribution Plan......................................    B-9
     Banking Regulations....................................   B-10
     Performance Information................................   B-10
Investment Program and Restrictions.........................   B-12
     Investment Program.....................................   B-12
     Investment Policies....................................   B-12
     Interfund Loans........................................   B-12
     Lending of Portfolio Securities........................   B-13
     Margin Transactions, Short Sales and Options...........   B-14
     Eligible Securities....................................   B-14
     Investment Restrictions................................   B-14
     Non-Fundamental Restrictions...........................   B-15
Management..................................................   B-16
     Trustees and Officers..................................   B-16
     Remuneration of Trustees...............................   B-18
     Investment Advisor.....................................   B-20
     Administrative Services................................   B-21
     Expenses...............................................   B-21
     Transfer Agent and Custodian...........................   B-22
     Legal Matters..........................................   B-22
     Reports................................................   B-22
     Sub-Accounting.........................................   B-22
     Principal Holders of Securities........................   B-23
Dividends, Distributions and Tax Matters....................   B-30
     Dividends and Distributions............................   B-30
     Tax Matters............................................   B-30
     Qualification as a Regulated Investment Company........   B-30
     Excise Tax on Regulated Investment Companies...........   B-31
     Portfolio Distributions................................   B-31
     Sale or Redemption of Shares...........................   B-32
     Foreign Shareholders...................................   B-32
     Effect of Future Legislation; Local Tax
      Considerations........................................   B-33
Financial Statements........................................     FS

                                  INTRODUCTION


     The Treasury Portfolio (the "Portfolio") is an investment portfolio of Short-Term Investments Trust (the "Trust"), a mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information is included in the Cash Management Class Prospectus dated May 30, 2000, the Institutional Class Prospectus dated May 30, 2000, the Personal Investment Class Prospectus dated May 30, 2000, the Private Investment Class Prospectus dated May 30, 2000, the Reserve Class Prospectus dated May 30, 2000 and the Resource Class Prospectus dated May 30, 2000 (each a "Prospectus"). Additional copies of each Prospectus and this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Trust's shares, Fund Management Company ("FMC"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling (800) 659-1005. Investors must receive a Prospectus before they invest.


     This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Trust and each class of the Portfolio. Some of the information required to be in this Statement of Additional Information is also included in each Prospectus; and, in order to avoid repetition, reference will be made to sections of the applicable Prospectus. Additionally, each Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from each Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                      GENERAL INFORMATION ABOUT THE TRUST

THE TRUST AND ITS SHARES


     The Trust is an open-end diversified management series investment company which was originally organized as a corporation under the laws of the State of Maryland on January 24, 1977, but which had no operations prior to November 10, 1980. The Trust was reorganized as a business trust under the laws of the Commonwealth of Massachusetts on December 31, 1986. The Trust was again reorganized as a business trust under the laws of the State of Delaware on October 15, 1993. A copy of the Amended and Restated Agreement and Declaration of Trust (the "Declaration of Trust") establishing the Trust is on file with the SEC. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Treasury Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Trust and STIC. All historical financial and other information contained in this Statement of Additional Information for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof). Shares of beneficial interest of the Trust are redeemable at the net asset value thereof at the option of the shareholder or at the option of the Trust in certain circumstances. For information concerning the methods of redemption and the rights of share ownership, investors should consult each Prospectus under the caption "Redeeming Shares."



     The Trust offers on a continuous basis shares representing an interest in one of three portfolios: the Portfolio, the Government & Agency Portfolio and the Government TaxAdvantage Portfolio (together, the "Portfolios"). The Portfolio consists of the following six classes of shares: Cash Management Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. Each class of shares is sold pursuant to a separate Prospectus and this joint Statement of Additional Information. Each such class has different shareholder qualifications and bears expenses differently. This Statement of Additional Information relates to each class of the Portfolio. The classes of the Government TaxAdvantage Portfolio and the Government & Agency Portfolio are offered pursuant to separate prospectuses and separate statements of additional information.



     All shares of the Trust have equal rights with respect to voting, except that the holders of shares of a particular class will have the exclusive right to vote on matters pertaining to distribution plans or shareholder service plans, if any such plans are adopted, relating solely to such class.


     Shareholders of the Trust do not have cumulative voting rights. Therefore the holders of more than 50% of the outstanding shares of all series or classes voting together for election of trustees may elect all of the members of the Board of Trustees and in such event, the remaining holders cannot elect any members of the Board of Trustees.

     The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, any Portfolio and any class thereof, however, may be terminated at any time, upon the recommendation of the Board of Trustees, by vote of a majority of the outstanding shares of the Trust, such Portfolio and such class, respectively; provided, however, that the Board of Trustees may terminate, without such shareholder approval, the Trust, any Portfolio and any class thereof with respect to which there are fewer than 100 holders of record.

     There are no preemptive or conversion rights applicable to any of the Trust's shares. The Trust's shares, when issued, will be fully paid and non-assessable. Shares are fully assignable and subject to encumbrance by a shareholder. The Board of Trustees may establish and designate and change in any manner any portfolio or any classes or classes thereof, may fix or change the preferences, voting rights, rights and privileges of any portfolio or classes thereof, and may divide or combine the shares of any portfolio or classes thereof into a greater or lesser number. The Board of Trustees also may classify or reclassify or convert any issued shares of any portfolio, or classes thereof, into a greater or lesser number. Any such classification or reclassification will comply with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act").

     The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares, of $.01 par value, of each class of shares of beneficial interest of the Trust. The Board of Trustees may establish additional series or classes of shares from time to time without shareholder approval.

     The assets received by the Trust for the issue or sale of shares of each class relating to a portfolio and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, will be allocated to that portfolio, and constitute the underlying assets of that portfolio. The underlying assets of each portfolio will be segregated and will be charged with the expenses with respect to that portfolio and its respective classes and with a share of the general expenses of the Trust. While certain expenses of the Trust will be allocated to the separate books of account of each portfolio, certain other expenses may be legally chargeable against the assets of the entire Trust.


     Under Delaware law, shareholders of a Delaware business trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations; however, there is a remote possibility that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Declaration of Trust further provides for indemnification out of the property of the Portfolio for all losses and expenses of any shareholder of the Portfolio held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which the Portfolio would be unable to meet its obligations and wherein the complaining party was held not to be bound by the disclaimer.



     The Declaration of Trust also provides that the trustees and officers will not be personally liable for any act, omission or obligation of the Trust or any Trustee or officer. However, nothing in the Declaration of Trust protects a trustee or officer against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office with the Trust. The Declaration of Trust provides for indemnification by the Trust of the trustees, the officers, employees or agents of the Trust, if it is determined that such person acted in good faith and reasonably believed: (1) in the case of conduct in his or her official capacity for the Trust, that his or her conduct was in the Trust's best interests, (2) in all other cases, that his or her conduct was at least not opposed to the Trust's best interests and (3) in a criminal proceeding, that he or she had no reason to believe that his or her conduct was unlawful. Such person may not be indemnified against any liability to the Trust or to the Trust's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration of Trust also authorizes the purchase of liability insurance on behalf of trustees and officers.



     As described in the Prospectus, the Trust will not normally hold annual shareholders' meetings. At such time as less than a majority of the trustees have been elected by the shareholders, the trustees then in office will call a shareholders' meeting for the election of trustees. Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Trust and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust.


     Except as otherwise disclosed in each Prospectus and this Statement of Additional Information, the trustees shall continue to hold office and may appoint their successors.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

GENERAL BROKERAGE POLICY


     AIM makes decisions to buy and sell securities for the Portfolio, selects broker-dealers, effects the Portfolio's investment portfolio transactions, allocates brokerage fees in such transactions, and where applicable, negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate or spread (as applicable). While AIM seeks reasonable competitive commission rates, the Portfolio may not pay the lowest commission or spread available. See "Section 28(e) Standards" below.


     In the event the Portfolio purchases securities traded in over-the-counter markets, the Portfolio deals directly with dealers who make markets in the securities involved, except when better prices are available elsewhere. Portfolio transactions placed through dealers who are primary market makers are effected at net prices without commissions, but which include compensation in the form of a mark up or mark down.


     AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Portfolio) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Portfolio and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Portfolio and of the other AIM Funds. In connection with (3) above, the Portfolio's trades may be executed directly by dealers which sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.



     The Portfolio may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of the Portfolio, provided the conditions of an exemptive order received by the Portfolio from the SEC are met. In addition, the Portfolio may purchase or sell a security from or to another AIM Fund or account provided the Portfolio follows procedures adopted by the Board of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.


     The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

     Under the 1940 Act, certain persons affiliated with the Trust are prohibited from dealing with the Portfolios as principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. Furthermore, the 1940 Act prohibits the Trust from purchasing a security being publicly underwritten by a syndicate of which certain persons affiliated with the Trust are members except in accordance with certain conditions. These conditions may restrict the ability of the Portfolio to purchase money market obligations being publicly underwritten by such a syndicate, and the Portfolio may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Trust may, from time to time, serve as placement agent or financial advisor to an issuer of money market obligations and be paid a fee by such issuer. The Portfolio may purchase such money market obligations directly from the issuer, provided that the purchase is made in accordance with procedures adopted by the Trust's Board of Trustees and any such purchases are reviewed at least quarterly by the Trust's Board of Trustees and a determination is made that all such purchases were effected in compliance with such procedures, including a determination that the placement fee or other remuneration paid by the issuer to the person affiliated with the Trust was fair and reasonable in relation to the fees charged by others performing similar services.

ALLOCATION OF PORTFOLIO TRANSACTIONS


     AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Portfolio. Occasionally, identical securities will be appropriate for investment by the Portfolio and by another fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Portfolio and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Portfolio's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.


     Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM could have an adverse effect on the price or amount of securities available to the Portfolio. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.

SECTION 28(e) STANDARDS


     Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, the Portfolio may pay a broker higher commissions than those available from another broker.


     Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

     The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Portfolio. However, the Portfolio is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

     In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Portfolio is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

                        SHARE PURCHASES AND REDEMPTIONS

PURCHASES AND REDEMPTIONS

     A complete description of the manner by which shares of a particular class may be purchased or redeemed appears in each Prospectus under the headings "Purchasing Shares" and "Redeeming Shares."


     Prior to the initial purchase of Portfolio shares, an investor must complete and send an Account Application to AFS at P.O. Box 0843, Houston, Texas 77001-0843. An Account Application may be obtained from the distributor. An investor may make changes to the information provided in the Account Application by submitting such changes in writing to the transfer agent or by completing and submitting to the transfer agent a new Account Application.


     The Trust reserves the right to reject any purchase order and to withdraw all or any part of the offering made by a Prospectus. Any funds received with respect to an order which is not accepted by the Trust and any funds received for which an order has not been received will be promptly returned to an investor. Any request for correction to a transaction of Portfolio shares must be submitted in writing to AFS. AFS reserves the right to reject any such request. When a correction results in a dividend adjustment, the institution must agree in writing to reimburse the Portfolio for any loss resulting from the correction. Failure to deliver purchase proceeds on the requested settlement date may result in a claim against the institution for an amount equal to the overdraft charge incurred by the Portfolio.


     An investor may terminate his or her relationship with an institution at any time, in which case an account in the investor's name will be established directly with the Portfolio and the investor will become a shareholder of record. In such case, however, the investor will not be able to purchase additional shares of the Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class or the Resource Class directly, except through reinvestment of dividends and distributions.


     Payment for redeemed shares of the Portfolio is normally made by Federal Reserve wire to the commercial bank account designated in the shareholder's Account Application on the day specified below, but may be remitted by check upon request by a shareholder. A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Trust. The authorized signature on the notice must be guaranteed by a commercial bank or trust company (which may include the shareholder). Additional documentation may be required when deemed appropriate by the Portfolio or AFS.

     The Trust may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.


     A "Business Day" of the Trust is any day on which member banks of the Federal Reserve Bank of New York and The Bank of New York are open for business. If AFS receives a redemption request on a Business Day prior to 5:00 p.m. Eastern time, the redemption will be effected at the net asset value of the Portfolio determined as of 5:00 p.m. Eastern time and the Trust will normally wire redemption proceeds on that day. A redemption request received by AFS after 5:00 p.m. Eastern time will be effected at the net asset value of the Portfolio determined as of 5:00 p.m. Eastern time on the next Business Day and proceeds will normally be wired on the next Business Day. If proceeds are not wired on the same day, shareholders will accrue dividends until the day the proceeds are wired. The Trust, however, reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.


     Any request for correction to a redemption transaction of Portfolio shares must be submitted in writing to AFS.

REDEMPTIONS BY THE PORTFOLIO

     If the Trust determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the Trust may, at its discretion, redeem the account and distribute the proceeds to you.


NET ASSET VALUE DETERMINATION



     The net asset value per share of each class of the Portfolio is determined as of 5:00 p.m. Eastern time on each Business Day of the Trust. For the purpose of determining the price at which all shares of the Portfolio are issued and redeemed, the net asset value per share is calculated by: (a) valuing all securities and instruments of the Portfolio as set forth below; (b) adding other assets of the Portfolio, if any; (c) deducting the liabilities of the Portfolio;
(d) dividing the resulting amount by the number of shares outstanding of the Portfolio; and (e) rounding such per share net asset value to the nearest whole cent. Among other items, the Portfolio's liabilities include accrued expenses and dividends payable, and its total assets include portfolio securities valued at their market value as well as income accrued but not yet received.

     The debt instruments held in the Portfolio are valued on the basis of amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Trust would receive if it sold the entire portfolio.

     The valuation of the portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Portfolio is permitted in accordance with applicable rules and regulations of the SEC, including Rule 2a-7 under the 1940 Act, which require the Trust to adhere to certain conditions. These rules require that the Trust maintain a dollar-weighted average portfolio maturity of 90 days or less for the Portfolio, purchase only instruments having remaining maturities of 397 days or less and invest only in securities determined by the Trust's Board of Trustees to be of high quality with minimal credit risk.


     The Board of Trustees has established procedures designed to stabilize, to the extent reasonably practicable, the Trust's price per share at $1.00 for the Portfolio as computed for the purpose of sales and redemptions. Such procedures include review of the Portfolio's portfolio holdings by the Board of Trustees, at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Portfolio deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the Portfolio's shares. In the event the Board of Trustees determines that such a deviation exists for the Portfolio, it will take such corrective action as the Board of Trustees deems necessary and appropriate with respect to the Portfolio, including the sales of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.


DISTRIBUTION AGREEMENT


     The Trust has entered into a Master Distribution Agreement (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the exclusive distributor of the shares of each class of the Portfolio. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Mail addressed to FMC should be sent to P. O. Box 4497, Houston, Texas 77210-4497. See "General Information About the Trust -- Trustees and Officers" and "-- Investment Advisor" for information as to the affiliation of certain trustees and officers of the Trust with FMC, AIM and AIM Management.



     The Distribution Agreement provides that FMC has the exclusive right to distribute the shares of each class of the Portfolio either directly or through other broker-dealers. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Trust and the costs of preparing and distributing any other supplemental sales literature. FMC has not undertaken to sell any specified number of shares of the Portfolio.



     The Distribution Agreement will continue in effect from year to year only if such continuation is specifically approved at least annually by the Trust's Board of Trustees and the affirmative vote of the trustees who are not parties to the Distribution Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Trust or FMC may terminate the Distribution Agreement on 60 days' written notice, without penalty. The Distribution Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act.


     FMC may, from time to time, at its expense, pay a bonus or other consideration or incentive to dealers or institutions who sell a minimum dollar amount of the shares of a particular class during a specific period of time. In some instances, these incentives may be offered only to certain dealers or institutions who have sold or may sell significant amounts of shares. The total amount of such additional bonus or payments or other consideration shall not exceed 0.05% of the net asset value of the shares of the class sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of shares of the class or the amount received as proceeds from such sales. Dealers or institutions may not use sales of the shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.

DISTRIBUTION PLAN


     The Trust has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. The Plan provides that the Trust may compensate FMC in connection with the distribution of shares of the Portfolio. Such compensation may be expended when and if authorized by the Board of Trustees and may be used to finance such distribution-related services as expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and cost of administering the Plan.



     Pursuant to the Plan, the Trust may enter into Shareholder Service Agreements ("Service Agreements") with selected broker-dealers, banks, other financial institutions or their affiliates. Such firms may receive from the Portfolio compensation for servicing investors as beneficial owners of the shares of the Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class of the Portfolio. These services may include among other things: (i) answering customer inquiries regarding the shares of these classes and the Portfolio; (ii) assisting customers in changing dividend options, account designations and addresses;
(iii) performing sub-accounting; (iv) establishing and maintaining shareholder accounts and records; (v) processing purchase and redemption transactions; (vi) automatic investment of customer cash account balances in the shares of these classes; (vii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by such firm; (viii) arranging for bank wires; and (ix) such other services as the Trust may request on behalf of the shares of these classes, to the extent such firms are permitted to engage in such services by applicable statute, rule or regulation. The Plan may only be used for the purposes specified above and as stated in the Plan. Expenses may not be carried over from year to year.


     The Plan does not obligate the Trust to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan. Thus, even if FMC's actual expenses exceed the fee payable to FMC thereunder at any given time, the Trust will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

     FMC may from time to time waive or reduce any portion of its 12b-1 fee for Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, FMC will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between FMC and the Trust.

     The Plan requires the officers of the Trust to provide the Board of Trustees at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. The Board of Trustees shall review these reports in connection with their decisions with respect to the Plan.

     For the fiscal year ended August 31, 1999, FMC received compensation pursuant to the Plan in the amount of $783,278, or an amount equal to 0.08% of the average daily net assets of the Cash Management Class, $1,878,076, or an amount equal to 0.50% of the average daily net assets of the Personal Investment Class, $1,063,328, or an amount equal to 0.30% of the average daily net assets of the Private Investment Class, $226,595, or an amount equal to 0.80% of the average daily net assets of the Reserve Class, $590,788 or an amount equal to 0.16% of the average daily net assets of the Resource Class. With respect to the Cash Management Class, $783,278 of such amount (or an amount equal to 0.08% of the average daily net assets of the class) was paid to dealers and financial institutions and $0(or an amount equal to 0.0% of the average daily net assets of the class) was retained by FMC. With respect to the Personal Investment Class, $1,542,523 of such amount (or an amount equal to 0.40% of the average daily net assets of the class) was paid to dealers and financial institutions and $335,553 (or an amount equal to 0.10% of the average daily net assets of the class) was retained by FMC. With respect to the Private Investment Class, $955,018 of such amount (or an amount equal to 0.28% of the average daily net assets of the class) was paid to dealers and financial institutions and $108,310 (or an amount equal to 0.03% of the average daily net assets of the class) was retained by FMC. With respect to the Reserve Class, $212,433 of such amount (or an amount equal to 0.08% of the average daily net assets of the class) was paid to dealers and financial institutions and $14,162 (or an amount equal to 0.05% of the average daily net assets of the class) was retained by FMC. With respect to the Resource Class, $590,788 of such amount (or an amount equal to 0.16% of the average daily net assets of the class) was paid to dealers and financial institutions and $0 (or an amount equal to 0.0% of the average daily net assets of the class) was retained by FMC.

     As required by Rule 12b-1 under the 1940 Act, the Plan has been approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified Trustees"). In approving the Plan in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plan would benefit the Trust and the holders of shares of the applicable classes of the Portfolio. Anticipated benefits that may result from the Plan are: (i) FMC, brokerage firms and financial institutions will provide a shareholder with repaid access to his or her account for the purpose of effecting executions of purchase and redemption orders; (ii) FMC and shareholder service agents will provide prompt, efficient and reliable responses to shareholder inquiries concerning account status; (iii) a well-developed, dependable network of shareholder service agents may help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of the Portfolio; and (iv) a successful distribution effort will assist FMC in maintaining and increasing the organizational strength needed to service the Portfolio.


     The Plan complies with the Conduct Rules of the National Association of Securities Dealers, Inc. and provides for payment of a service fee to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of each applicable class of the Portfolio, in amounts of up to 0.25% of the average net assets of such class of the Portfolio attributable to the customers of such dealers or financial institutions. Payments to dealers and other financial institutions in excess of such amount and payment to FMC would be characterized as an asset-based sales charge pursuant to the amended Plan. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each applicable class.

     The Plan, unless sooner terminated in accordance with its terms, shall continue in effect as to each applicable class from year to year as long as such continuance is specifically approved at least annually by the Board of Trustees, including a majority of the Qualified Trustees.

     FMC is a wholly owned subsidiary of AIM, an indirect wholly owned subsidiary of AMVESCAP PLC. Charles T. Bauer, a Trustee and Chairman of the Trust, and Robert H. Graham, a Trustee and President of the Trust, own shares of AMVESCAP PLC.

     The Plan may be terminated as to a particular class of the Portfolio by vote of a majority of the Qualified Trustees, or by vote of a majority of the holders of the outstanding voting securities of such class. Any change in the Plan that would increase materially the distribution expenses paid by an applicable class requires shareholder approval; otherwise, the Plan may be amended by the trustees, including a majority of the Qualified Trustees, by vote cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Qualified Trustees is committed to the discretion of the Qualified Trustees.

BANKING REGULATIONS


     On November 12, 1999, the Gramm-Leach-Bliley Act of 1999 was signed into law. This Act removed the regulatory barriers previously established between banks and bank holding companies, and insurance companies and broker-dealers. Various provisions of this Act became effective immediately, and others will become effective through November 2000. While the ultimate effect of such legislation is unclear, financial holding companies and their affiliated bank and financial subsidiaries will be able to participate in the distribution of mutual fund shares.


PERFORMANCE INFORMATION

     As stated under the caption "Performance Information--Performance Table" in each Prospectus, yield information for the shares of each class of the Portfolio may be obtained by calling the telephone number set forth in the Prospectus for that class. Performance will vary from time to time and past results are not necessarily indicative of future results. Investors should understand that performance is a function of the type and quality of the Portfolio's investments as well as its operating expenses and market conditions. Performance information for the shares of the Portfolio may not provide a basis for comparison with investments which pay fixed rates of interest for a stated period of time, with other investments or with investment companies which use a different method of calculating performance. A shareholder's investment in the Portfolio is not insured or guaranteed. These factors should be carefully considered by the investor before making an investment in the Portfolio.

     Calculations of yield will take into account the total income received by the Portfolio. To the extent that different classes of shares bear different expenses, the yields of such classes will vary. To the extent that institutions charge fees in connection with services provided in conjunction with the Trust, the yield will be lower for those beneficial owners paying such fees.

     The current yields quoted will be the net average annualized yield for an identified period, such as seven consecutive calendar days or a month. Yields will be computed by assuming that an account was established with a single share (the "Single Share Account") on the first day of the period. To arrive at the quoted yield, the net change in the value of that Single Share Account for the period (which would include dividends accrued with respect to the share, and dividends declared on shares purchased with dividends accrued and paid, if any, but would not include any realized gains and losses or unrealized appreciation or depreciation and income other than investment income) will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of one percent. The Trust may also furnish a quotation of effective yields that assumes the reinvestment of dividends for a 365 day year and a return for the entire year equal to the average annualized yields for the period, which will be computed by compounding the unannualized current yields for the period by adding 1 to the unannualized current yields, raising the sum to a power equal to 365 divided by the number of days in the period, and then subtracting 1 from the results.

     From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of the Portfolio. Voluntary fee waivers or reductions or commitments to assume expenses may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions or commitments to assume expenses may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions or commitments to assume expenses, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions or reimbursement of expenses set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Trust. Fee waivers or reductions or commitments to reduce expenses will have the effect of the increasing the Portfolio's yield and total return.


     For the seven-day period ended February 29, 2000, the current and effective yields for the Private Investment Class were 5.33% and 5.47%, respectively. For the seven-day period ended February 29, 2000, the current and effective yields for the Institutional Class were 5.63% and 5.78%, respectively. For the seven-day period ended February 29, 2000, the current and effective yields for the Cash Management Class were 5.55% and 5.70%, respectively. For the seven-day period ended February 29, 2000, the current and effective yields for the Personal Investment Class were 5.13% and 5.26%, respectively. For the seven-day period ended February 29, 2000, the current and effective yields for the Reserve Class were 4.83% and 4.94%, respectively. For the seven-day period ended February 29, 2000, the current and effective yields for the Resource Class were 5.47% and 5.62%, respectively. These yields are quoted for illustration purposes only. The yields for any other seven-day period may be substantially different from the yields quoted above.


     The Trust may compare the performance of a class or the performance of securities in which it may invest to:

          - IBC/Donoghue's Money Fund Averages, which are average yields of various types of money market funds that include the effect of compounding distributions;

          - other mutual funds, especially those with similar investment objectives. These comparisons may be based on data published by IBC/Donoghue's Money Fund Report or by Lipper, Inc., a widely recognized independent service, which monitors the performance of mutual funds;

          - yields on other money market securities or averages of other money market securities as reported by the Federal Reserve Bulletin, by TeleRate, a financial information network, or by Bloomberg, a financial information firm; and

          - other fixed-income investments such as Certificates of Deposit ("CDs").

     The principal value and interest rate of CDs and money market securities are fixed at the time of purchase whereas the yield of a class will fluctuate. Unlike some CDs and certain other money market securities, money market mutual funds are not insured by the FDIC. Investors should give consideration to the quality and maturity of the portfolio securities of the respective investment companies when comparing investment alternatives.

     The Trust may reference the growth and variety of money market mutual funds and AIM's innovation and participation in the industry.

                      INVESTMENT PROGRAM AND RESTRICTIONS

INVESTMENT PROGRAM


     Information concerning the Portfolio's investment objective is set forth in each Prospectus under the heading "Investment Objective and Strategies." The principal features of the Portfolio's investment program and the primary risks associated with that investment program are also discussed in each Prospectus. There can be no assurance that the Portfolio will achieve its objective. The values of the securities in which the Portfolio invests fluctuate based upon interest rates, the financial stability of the issuer and market factors.



     Set forth in this section is a description of the Portfolio's investment policies, strategies and practices. The investment objective of the Portfolio is non-fundamental and may be changed by the Board of Trustees without shareholder approval. The Portfolio's investment policies, strategies and practices are also non-fundamental. The Board of Trustees of the Trust reserves the right to change any of these non-fundamental investment policies, strategies or practices without shareholder approval. However, shareholders will be notified before any material change in the investment policies becomes effective. The Portfolio has adopted certain investment restrictions, some of which are fundamental and cannot be changed without shareholder approval. See "Investment Program and Restrictions -- Investment Restrictions" in this Statement of Additional Information. Any percentage limitations with respect to assets of the Portfolio will be applied at the time of purchase.



     The Portfolio seeks to achieve its objective by investing in high grade money market instruments. The money market instruments in which the Portfolio invests are considered to carry very little risk and accordingly may not have as high a yield as that available on money market instruments of lesser quality. The Portfolio invests exclusively in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds and repurchase agreements relating to such securities. The Portfolio may enter into repurchase agreements with respect to U.S. Treasury securities.


INVESTMENT POLICIES


     REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements with respect to its portfolio securities in amounts up to 10% of the value of its total assets at the time of entering into a reverse repurchase agreement. Reverse repurchase agreements involve the sale by the Portfolio of a portfolio security at an agreed-upon price, date and interest payment. The Portfolio will only enter into reverse repurchase agreements solely for temporary or defensive purposes, such as to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests should they occur. Reverse repurchase transactions are limited to a term not to exceed 92 days. The Portfolio will use reverse repurchase agreements when the interest income to be earned from the securities that would otherwise have to be liquidated to meet redemption requests is greater than the interest expense of the reverse repurchase transaction. The Portfolio will give shareholders notice of its intent to enter into a reverse repurchase agreement in sufficient time to permit shareholder redemptions before the Portfolio enters into any reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio in lieu of liquidation may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. The risk, if encountered, could cause a reduction in the net asset value of the Portfolio's shares. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.



     ILLIQUID SECURITIES. The Portfolio will invest no more than 10% of its net assets in illiquid securities.



INTERFUND LOANS



     The Portfolio may lend up to 33 1/3% of its total assets to another AIM Fund, on such terms and conditions as the SEC may require in an exemptive order. An application for exemptive relief has been filed with the SEC on behalf of the Portfolio and the other AIM Funds. The Portfolio may also borrow from another AIM Fund to satisfy redemption requests or to cover unanticipated cash shortfalls due to a delay in the delivery of cash to the Portfolio's custodian or improper delivery instructions by a broker effectuating a transaction. It is anticipated that the Portfolio would not participate as a borrower in the interfund lending facility because it would rarely need to borrow cash to meet redemptions; however, it is anticipated that the Portfolio will be a lender to other AIM Funds under the interfund lending facility.



     INVESTMENT IN OTHER INVESTMENT COMPANIES. The Portfolio may invest in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and if applicable, exemptive orders granted by the SEC. The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds (defined below): (i) the Portfolio may not purchase more than 3% of the total outstanding voting stock of another investment company;

(ii) the Portfolio may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) the Portfolio may not invest more than 10% of its total assets in securities issued by other investment companies other than Affiliated Money Market Funds. With respect to the Portfolio's purchase of shares of another investment company, including Affiliated Money Market Funds, the Portfolio will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Portfolio has obtained an exemptive order from the SEC allowing it to invest uninvested cash balances and cash collateral received in connection with securities lending in money market funds that have AIM or an affiliate of AIM as an investment adviser (the "Affiliated Money Market Funds"), provided that, with respect to uninvested cash balances, investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the Portfolio.



LENDING OF PORTFOLIO SECURITIES



     Consistent with applicable regulatory requirements the Portfolio may lend its portfolio securities (principally to broker-dealers) to the extent of one-third of its total assets. Such loans would be callable at any time and would be continuously secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. The Portfolio would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of the loan collateral if it were cash. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or affiliated money market funds. Where voting or consent rights with respect to loaned securities pass to the borrower, the Portfolio will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such voting or consent rights if the matters involved are expected to have a material effect on the Portfolio's investment in the loaned securities. Lending securities entails a risk of loss to the Portfolio if and to the extent that the market value of the securities loaned were to increase and the lender did not increase the collateral accordingly.


     PORTFOLIO TRANSACTIONS. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgement as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Securities held by the Portfolio will be disposed of prior to maturity if an earlier disposition is deemed desirable by AIM to meet redemption requests. In addition, AIM will continually monitor the creditworthiness of issuers whose securities are held by the Portfolio, and securities held by the Portfolio may be disposed of prior to maturity as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.


     PURCHASING DELAYED DELIVERY SECURITIES. In managing the Portfolio's investments, AIM may indicate to dealers or issuers its interest in acquiring certain securities for the Portfolio for settlement beyond a customary settlement date. In some cases, the Portfolio may agree to purchase such securities at stated prices and yields. In such cases, such securities are considered "delayed deliver" securities when traded in the secondary market. Since this is done to facilitate the acquisition of portfolio securities and is not for the purpose of investment leverage, the amount of delayed delivery securities involved may not exceed the estimated amount of funds available for investment on the settlement date. Until the settlement date, liquid assets of the Portfolio with a dollar value sufficient at all times to make payment for the delayed delivery securities will be segregated. The total amount of segregated liquid assets may not exceed 25% of the Portfolio's total assets. The delayed delivery securities, which will not begin to accrue interest until the settlement date, will be recorded as an asset of the Portfolio and will be subject to the risks of market value fluctuations. The repurchase price of the delayed delivery securities will be recorded as a liability of the Portfolio until settlement. Absent extraordinary circumstances, the Portfolio's right to acquire delayed delivery securities will not be divested prior to the settlement date.



     REPURCHASE AGREEMENTS. The Portfolio intends to invest in repurchase agreements with banks and broker-dealers pertaining to the securities described above and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two nationally recognized statistical rating organizations ("NRSROs"), or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO, or, if unrated, are determined by the Portfolio's investment advisor (under the supervision of and pursuant to guidelines established by the Board of Directors) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. government securities. A repurchase agreement is an instrument under which the Portfolio acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed-upon time and price, thereby determining the yield during the Portfolio's holding period. Repurchase transactions are limited to a term not to exceed 365 days. The Portfolio may enter into repurchase agreements only with institutions believed by the Trust's Board of Trustees to present minimal credit risk. With regard to repurchase transactions, in the event of a bankruptcy or other default of a seller of a repurchase agreement (such as the seller's failure to repurchase the obligation in accordance with the terms of the agreement), the Portfolio could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. Repurchase agreements are considered to be loans under the 1940 Act.



MARGIN TRANSACTIONS, SHORT SALES AND OPTIONS



     The Portfolio does not intend to engage in short sales or to purchase or sell put or call options. The Portfolio will not purchase any security on margin, except that it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities.


ELIGIBLE SECURITIES


     The Trust will invest only in "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, which the Trust's Board of Trustees has determined to present minimal credit risk.


INVESTMENT RESTRICTIONS


  Fundamental Restrictions



     Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Portfolio's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Portfolio's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Portfolio.



          (1) The Portfolio is a "diversified company" as defined in the 1940 Act. The Portfolio will not purchase the securities of any issuer if, as a result, the Portfolio would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Portfolio may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Portfolio may purchase securities or other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.



          (2) The Portfolio may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.



          (3) The Portfolio may not underwrite the securities of other issuers. This restriction does not prevent the Portfolio from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Portfolio may be considered to be an underwriter under the Securities Act of 1933.



          (4) The Portfolio will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Portfolio's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) bank instruments. In complying with this restriction, the Portfolio will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

          (5) The Portfolio may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.



          (6) The Portfolio may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.



          (7) The Portfolio may not make personal loans or loans of its assets to persons who control or are under common control with the Portfolio, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Portfolio from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.



          (8) The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.



     The investment restrictions set forth above provide the Portfolio with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Portfolio has this flexibility, the Board of Trustees of the Trust has adopted non-fundamental restrictions for the Portfolio relating to certain of these restrictions which the advisor must follow in managing the Portfolio. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Trustees.



NON-FUNDAMENTAL RESTRICTIONS



     The following non-fundamental investment restrictions apply to the Portfolio. They may be changed without approval of the Portfolio's voting securities.



          (1) In complying with the fundamental restriction regarding issuer diversification, the Portfolio will not, with respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. The Portfolio may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies and their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.



          (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Portfolio may borrow money in an amount not exceeding 33-1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio may borrow from banks, broker-dealers or an AIM Advised Fund. The Portfolio may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Portfolio may not purchase additional securities when any borrowings from banks exceed 5% of the Portfolio's total assets.



          (3) In complying with the fundamental restriction regarding industry concentration, the Portfolio may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.



          (4) In complying with the fundamental restriction with regard to making loans, the Portfolio may lend up to 33-1/3% of its total assets and may lend money to another AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.



          (5) Notwithstanding the fundamental restriction on investing all assets in an open-end fund, the Portfolio may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Portfolio.

                                   MANAGEMENT


     The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to the Trust, including agreements with the Trust's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Trust are delegated to the Trust's officers and to A I M Advisors, Inc. ("AIM"), subject always to the objective and policies of the Trust and to the general supervision of the Trust's Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM.

TRUSTEES AND OFFICERS

     The trustees and officers of the Trust and their principal occupations during at least the last five years are set forth below. Unless otherwise indicated, the address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.


-----------------------------------------------------------------------------------------------------------------------
                                        POSITIONS HELD
         NAME, ADDRESS AND AGE          WITH REGISTRANT      PRINCIPAL OCCUPATION DURING AT LEAST THE PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------
     *CHARLES T. BAUER (81)              Trustee and         Director and Chairman, A I M Management Group Inc.,
                                           Chairman          A I M Advisors, Inc., A I M Capital Management, Inc.,
                                                             A I M Distributors, Inc., A I M Fund Services, Inc.
                                                             and Fund Management Company; and Executive Vice
                                                             Chairman and Director, AMVESCAP PLC.
-----------------------------------------------------------------------------------------------------------------------
     BRUCE L. CROCKETT (56)                Trustee           Director, ACE Limited (insurance company). Formerly,
     906 Frome Lane                                          Director, President and Chief Executive Officer,
     McLean, VA 22102                                        COMSAT Corporation; and Chairman, Board of Governors
                                                             of INTELSAT (international communications company).
-----------------------------------------------------------------------------------------------------------------------
     OWEN DALY II (75)                     Trustee           Formerly Director, Cortland Trust Inc. (investment
     Six Blythewood Road                                     company), CF & I Steel Corp., Monumental Life
     Baltimore, MD 21210                                     Insurance Company and Monumental General Insurance
                                                             Company; and Chairman of the Board of Equitable
                                                             Bancorporation.
-----------------------------------------------------------------------------------------------------------------------
     EDWARD K. DUNN, JR. (64)              Trustee           Chairman of the Board of Directors, Mercantile
     2 Hopkins Plaza, 8th Floor                              Mortgage Corp. Formerly, Vice Chairman of the Board
     Suite 805                                               of Directors, President and Chief Operating Officer,
     Baltimore, MD 21201                                     Mercantile-Safe Deposit & Trust Co., and President,
                                                             Mercantile Bankshares.
-----------------------------------------------------------------------------------------------------------------------
     JACK M. FIELDS (48)                   Trustee           Chief Executive Officer, Texana Global, Inc. (foreign
     8810 Will Clayton Parkway                               trading company) and Twenty First Century Group, Inc.
     Jetero Plaza, Suite E                                   (a governmental affairs company). Formerly, Member of
     Humble, TX 77338                                        the U.S. House of Representatives.
-----------------------------------------------------------------------------------------------------------------------
     **CARL FRISCHLING (63)                Trustee           Partner, Kramer Levin Naftalis & Frankel, LLP (law
     919 Third Avenue                                        firm).
     New York, NY 10022
-----------------------------------------------------------------------------------------------------------------------
     *ROBERT H. GRAHAM (53)              Trustee and         Director, President and Chief Executive Officer,
                                          President          A I M Management Group Inc.; Director and President,
                                                             A I M Advisors, Inc.; Director and Senior Vice
                                                             President, A I M Capital Management, Inc., A I M
                                                             Distributors, Inc., A I M Fund Services, Inc. and
                                                             Fund Management Company; and Director and Chief
                                                             Executive Officer, Managed Products, AMVESCAP PLC.
-----------------------------------------------------------------------------------------------------------------------


---------------

 * A trustee who is an "interested person" of the Trust and AIM as defined in the 1940 Act.

** A trustee who is an "interested person" of the Trust as defined in the 1940
   Act.

-----------------------------------------------------------------------------------------------------------------------
                                        POSITIONS HELD
         NAME, ADDRESS AND AGE          WITH REGISTRANT      PRINCIPAL OCCUPATION DURING AT LEAST THE PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------
     PREMA MATHAI-DAVIS (49)               Trustee           Chief Executive Officer, YWCA of the U.S.A.
     350 Fifth Avenue, Suite 301
     New York, NY 10118
-----------------------------------------------------------------------------------------------------------------------
     LEWIS F. PENNOCK (57)                 Trustee           Partner, Pennock & Cooper (law firm).
     6363 Woodway, Suite 825
     Houston, TX 77057
-----------------------------------------------------------------------------------------------------------------------
     LOUIS S. SKLAR (60)                   Trustee           Executive Vice President, Development and Operations,
     The Williams Tower,                                     Hines Interests Limited Partnership (real estate
     50th Floor                                              development).
     2800 Post Oak Blvd.
     Houston, TX 77056
-----------------------------------------------------------------------------------------------------------------------
     GARY T. CRUM (52)                   Senior Vice         Director and President, A I M Capital Management,
                                          President          Inc.; Director and Executive Vice President, A I M
                                                             Management Group Inc.; Director and Senior Vice
                                                             President, A I M Advisors, Inc.; and
                                                             Director, A I M Distributors, Inc. and AMVESCAP PLC.
-----------------------------------------------------------------------------------------------------------------------
     CAROL F. RELIHAN (45)               Senior Vice         Director, Senior Vice President, General Counsel and
                                        President and        Secretary, A I M Advisors, Inc.; Senior Vice
                                          Secretary          President, General Counsel and Secretary, A I M
                                                             Management Group Inc.; Director, Vice President and
                                                             General Counsel, Fund Management Company; General
                                                             Counsel and Vice President, A I M Fund Services,
                                                             Inc.; and Vice President, A I M Capital Management,
                                                             Inc. and A I M Distributors, Inc.
-----------------------------------------------------------------------------------------------------------------------
     DANA R. SUTTON (41)                Vice President       Vice President and Fund Controller, A I M Advisors,
                                        and Treasurer        Inc.; and Assistant Vice President and Assistant
                                                             Treasurer, Fund Management Company.
-----------------------------------------------------------------------------------------------------------------------
     MELVILLE B. COX (56)               Vice President       Vice President and Chief Compliance Officer, A I M
                                                             Advisors, Inc., A I M Capital Management, Inc., A I M
                                                             Distributors, Inc., A I M Fund Services, Inc. and
                                                             Fund Management Company.
-----------------------------------------------------------------------------------------------------------------------
     KAREN DUNN KELLEY (39)             Vice President       Senior Vice President, A I M Capital Management,
                                                             Inc.; and Vice President, A I M Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------
     J. ABBOTT SPRAGUE (44)             Vice President       Director and President, Fund Management Company;
                                                             Director, A I M Fund Services, Inc.; and Senior Vice
                                                             President, A I M Advisors, Inc. and A I M Management
                                                             Group Inc.
-----------------------------------------------------------------------------------------------------------------------


     The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee, and the Nominating and Compensation Committee.


     The members of the Audit Committee are Messrs. Crockett, Daly, Dunn (Chairman), Fields, Frischling, Pennock, Sklar and Dr. Mathai-Davis. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for each Portfolio and evaluating such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by the Portfolios' independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the Portfolios' independent accountants and management.



     The members of the Investments Committee are Messrs. Bauer, Crockett, Daly, Dunn, Fields, Frischling, Pennock, Sklar (Chairman) and Dr. Mathai-Davis. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.



The members of the Nominating and Compensation Committee are Messrs. Crockett (Chairman), Daly, Dunn, Fields, Pennock, Sklar and Dr. Mathai-Davis. The Nominating and Compensation Committee is responsible for: (i) considering and nominating individuals to stand for election as independent trustees as long as the Trust maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act; (ii) reviewing from time to time the compensation payable to the independent trustees; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the independent trustees.



     The Nominating and Compensation Committee will consider nominees recommended by a shareholder to serve as trustees, provided (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which the trustees will be elected, and (ii) that the Nominating and Compensating Committee or the Board, as applicable, shall make the final determination of persons to be nominated.


     All of the Trust's trustees also serve as directors or trustees of some or all of the other investment companies managed or advised by AIM. All of the Trust's executive officers hold similar offices with some or all of such investment companies.

REMUNERATION OF TRUSTEES


     Each trustee is reimbursed for expenses incurred in connection with each meeting of the Board of Trustees or any committee thereof. The trustees of the Trust who do not serve as officers of the Trust are compensated for their services according to a fee schedule which recognizes the fact that they also serve as directors or trustees of certain other regulated investment companies managed, administered or distributed by AIM or its affiliates. Each such trustee receives a fee, allocated among such investment companies for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.


     Set forth below is information regarding compensation paid or accrued for each trustee of the Trust:


                                                                       RETIREMENT
                                                     AGGREGATE          BENEFITS           TOTAL
                                                    COMPENSATION        ACCRUED         COMPENSATION
                                                        FROM             BY ALL           FROM ALL
                     TRUSTEE                          TRUST(1)        AIM FUNDS(2)      AIM FUNDS(3)
                     -------                        ------------      ------------      ------------
Charles T. Bauer..................................     $    0           $      0          $      0
Bruce L. Crockett.................................      5,724             37,485           103,500
Owen Daly II......................................      5,724            122,898           103,500
Edward K. Dunn, Jr................................      5,724             55,565           103,500
Jack Fields.......................................      5,695             15,826           101,500
Carl Frischling(4)................................      5,694             97,791           103,500
Robert H. Graham..................................          0                  0                 0
John F. Kroeger(5)................................        506             40,461                 0
Prema Mathai-Davis................................      5,344             11,870           101,500
Lewis F. Pennock..................................      5,694             45,766           103,500
Ian W. Robinson(6)................................      3,551             94,442            25,000
Louis S. Sklar....................................      5,694             90,232           101,500


---------------

(1) The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended August 31, 1999, including interest earned thereon, was $36,280.


(2) During the fiscal year ended August 31, 1999, the total amount of expenses allocated to the Trust with respect of such retirement benefits was $35,554. Data reflects compensation for the calendar year ended December 31, 1999.



(3) Each trustee serves as a trustee or director of a total of at least 12 registered investment companies advised by AIM. Data reflects compensation for the calendar year ended December 31, 1999.



(4) The Trust paid the law firm of Kramer Levin Naftalis & Frankel, LLP $13,465 in legal fees for services provided to the Portfolio during the fiscal year ended August 31, 1999. Mr. Frischling, a trustee of the Trust, is a partner in such firm.

(5) Mr. Kroeger was a trustee until June 11, 1998, when he resigned. On that date, he became a consultant to the Trust. Mr. Kroeger passed away on November 26, 1998. Mr. Kroeger's widow will receive his pension as described below under "AIM Funds Retirement Plan for Eligible Directors/Trustees."


(6) Mr. Robinson was a trustee until March 12, 1999, when he retired.

  AIM Funds Retirement Plan for Eligible Directors/Trustees


     Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (for purposes of this paragraph only, the "Plan"), each trustee (who is not an employee of any of the AIM Funds, AIM Management or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Trustees. Pursuant to the Plan, a trustee becomes eligible to retire and receive full benefits under the Plan when he or she has attained age 65 and has completed at least five years of continuous service with one or more of the regulated investment companies managed, administered or distributed by AIM or its affiliates (the "Applicable AIM Funds"). Each eligible trustee is entitled to receive an annual benefit from the Applicable AIM Funds commencing on the first day of the calendar quarter coincident with or following his or her date of retirement equal to a maximum of 75% of the annual retainer paid or accrued by the Applicable AIM Funds for such trustee during the twelve-month period immediately preceding the trustee's retirement (including amounts deferred under a separate agreement between the Applicable AIM Funds and the trustee) and based on the number of such trustee's years of service (not in excess of 10 years of service) completed with respect to any of the Applicable AIM Funds. Such benefit is payable to each eligible trustee in quarterly installments. If an eligible trustee dies after attaining the normal retirement date but before receipt of all benefits under the Plan, the trustee's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased trustee for no more than ten years beginning the first day of the calendar quarter following the date of the trustee's death. Payments under the Plan are not secured or funded by any Applicable AIM Fund.



     Set forth below is a table that shows the estimated annual benefits payable to an eligible trustee upon retirement assuming the retainer amount reflected below various years of service. The estimated credited years of service for Messrs. Crockett, Daly, Dunn, Fields, Frischling, Kroeger, Pennock, Robinson and Sklar and Dr. Mathai-Davis are 13, 13, 2, 3, 23, 20, 18, 11, 10 and 1 years, respectively.


                        ANNUAL RETAINER UPON RETIREMENT

     NUMBER OF YEARS OF          ANNUAL RETIREMENT
        SERVICE WITH          COMPENSATION PAID BY ALL
    APPLICABLE AIM FUNDS        APPLICABLE AIM FUNDS
    --------------------      ------------------------
10..........................          $67,500
 9..........................          $60,750
 8..........................          $54,000
 7..........................          $47,250
 6..........................          $40,500
 5..........................          $33,750

  Deferred Compensation Agreements


     Messrs. Daly, Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees may elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees may select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of five (5) or ten (10) years (depending on the Compensation Agreement) beginning on the date the Deferring Trustee's retirement benefits commence under the Plan. The Trust's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary in a single lump sum payment as soon as practicable after such Deferring Trustee's death. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

     During the fiscal year ended August 31, 1999, $51,955 in trustees' fees and expenses were allocated to the Portfolio.

INVESTMENT ADVISOR


     AIM is a wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. The address of AIM is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM together with its subsidiaries advises, manages or administers over 120 investment portfolios encompassing a broad range of investment objectives. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London EC2M 4YR, United Kingdom. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail fund businesses in the United States, Europe and the Pacific Region. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Trustees and Officers."


     FMC is a registered broker-dealer and wholly owned subsidiary of AIM. FMC acts as distributor of the shares of the Portfolio.


     AIM and the Trust have adopted a Code of Ethics which requires investment personnel and certain other employees to (a) pre-clear all personal securities transactions subject to the Code of Ethics; (b) file reports regarding such transactions; (c) refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security (subject to a de minimis exception), and (iii) transactions involving securities being considered for investment by an AIM Fund (subject to the de minimis exception); and (d) abide by certain other provisions of the Code of Ethics. The de minimis exception under the Code of Ethics covers situations where there is no material conflict of interest because of the large market capitalization of a security and the relatively small number of shares involved in a personal transaction. The Code of Ethics also generally prohibits AIM employees from purchasing securities in initial public offerings. Personal trading reports are periodically reviewed by AIM, and the Board of Trustees reviews quarterly and annual reports (which summarize any significant violations of the Code of Ethics). Sanctions for violating the Code of Ethics may include censure, monetary penalties, suspension or termination of employment.



     The Trust has entered into a Master Investment Advisory Agreement, dated May 30, 2000 (the "Advisory Agreement") with AIM. A prior investment advisory agreement with similar terms to the Advisory Agreement was in effect prior to May 30, 2000. The Advisory Agreement will remain in effect until June 30, 2001 and continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board of Trustees and the affirmative vote of a majority of the trustees who are not parties to the Advisory Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Trust or AIM may terminate the Advisory Agreement on 60 days' notice without penalty. The Advisory Agreement terminates automatically in the event of its assignment, as defined in the 1940 Act.


     Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. Any investment program undertaken by AIM will at all times be subject to the policies and control of the Trust's Board of Trustees. AIM shall not be liable to the Trust or to its shareholders for any act or omission by AIM or for any loss sustained by the Trust or its shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.


     As compensation for its advisory services with respect to the Portfolio, AIM receives a monthly fee which is calculated by applying the following annual rates to the average daily net assets of the Portfolio:



                         NET ASSETS                           RATE
                         ----------                           ----
First $300 million..........................................  0.15%
Over $300 million to $1.5 billion...........................  0.06%
Over $1.5 billion...........................................  0.05%



     Pursuant to an advisory agreement in effect prior to May 30, 2000 which provided for the same level of compensation to AIM as the Advisory Agreement, AIM received fees from the Trust for the fiscal years ended August 31, 1999, 1998 and 1997, with respect to the Portfolio in the amounts of $3,072,316, $3,026,608 and $2,666,379, respectively. For the fiscal years ended August 31, 1999, 1998 and 1997, AIM waived no advisory fees with respect to the Portfolio.


     AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Trust.


     In addition, if the Portfolio engages in securities lending, AIM will provide the Portfolio investment advisory services and related administrative services. The Master Investment Advisory Agreement describes the administrative services to be rendered by AIM if the Portfolio engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.



     AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.


ADMINISTRATIVE SERVICES

     AIM also acts as the Portfolio's administrator pursuant to a Master Administrative Services Agreement between AIM and the Trust (the "Administrative Services Agreement").


     Under the Administrative Services Agreement, AIM performs, or arranges for the performance of, accounting and other administrative services for the Portfolio. As full compensation for the performance of such services, AIM is reimbursed for any personnel and other costs (including applicable office space, facilities and equipment) of furnishing the services of a principal financial officer of the Trust and of persons working under her supervision for maintaining the financial accounts and books and records of the Trust, including calculation of the Portfolio's daily net asset value, and preparing tax returns and financial statements for the Portfolio. The method of calculating such reimbursements must be annually approved, and the amounts paid will be periodically reviewed, by the Trust's Board of Trustees.



     For the fiscal years ended August 31, 1999, 1998 and 1997, under a prior administrative services agreement which provided for the same level of reimbursement to AIM as the Administrative Services Agreements, AIM was reimbursed $179,471, $102,543 and $99,273, respectively, for fund accounting services for the Portfolio.


EXPENSES

     In addition to fees paid to AIM pursuant to the Advisory Agreement and the expenses reimbursed to AIM under the Administrative Services Agreement, the Trust also pays or causes to be paid all other expenses of the Trust, including, without limitation: the charges and expenses of any registrar, any custodian or depository appointed by the Trust for the safekeeping of its cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents appointed by the Trust; brokers' commissions chargeable to the Trust in connection with portfolio securities transactions to which the Trust is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Trust to federal, state or other governmental agencies; the costs and expenses of engraving or printing of certificates representing shares of the Trust; all costs and expenses in connection with the registration and maintenance of registration of the Trust and its shares with the SEC and various states and other jurisdictions (including filing and legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses and statements of additional information of the Trust and supplements thereto to the Trust's shareholders; all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing of prospectuses, proxy statements and reports to shareholders; fees and travel expenses of trustees and trustee members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Trust's shares; charges and expenses of legal counsel, including counsel to the trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) of the Trust or AIM, and of independent accountants in connection with any matter relating to the Trust; membership dues of industry associations; interest payable on Trust borrowings; postage; insurance premiums on property or personnel (including officers and trustees) of the Trust which inure to its benefit; and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto). FMC bears the expenses of printing and distributing prospectuses and statements of additional information (other than those prospectuses and statements of additional information distributed to existing shareholders of the Trust) and any other promotional or sales literature used by FMC or furnished by FMC to purchasers or dealers in connection with the public offering of the Trust's shares.

     Expenses of the Trust which are not directly attributable to the operations of any class of shares or portfolio of the Trust are prorated among all classes of the Trust. Expenses of the Trust except those listed in the next sentence are prorated among all classes of such Portfolio. Distribution and service fees, transfer agency fees and shareholder recordkeeping fees which are directly attributable to a specific class of shares are charged against the income available for distribution as dividends to the holders of such shares.

TRANSFER AGENT AND CUSTODIAN


     A I M Fund Services, Inc.("AFS"), a wholly owned subsidiary of AIM, P.O. Box 0843, Houston, Texas 77001-0843, acts as transfer agent for the shares of each class of the Portfolio pursuant to a Transfer Agency and Service Agreement. For the services it provides to the Trust, AFS is entitled to receive a fee based on the average daily net assets of the Trust, plus out-of-pocket expenses and advances it has incurred. Such compensation may be changed from time to time as is agreed to by AFS and the Trust. As transfer agent, AFS processes orders for purchases, redemptions and exchanges of shares; prepares and transmits payments for dividends and distributions declared by the Portfolio; maintains shareholder accounts; and provides shareholders with information regarding the Portfolio and its accounts.



     The Bank of New York ("BONY") acts as custodian for the portfolio securities and cash of the Portfolio. BONY receives such compensation from the Trust for its services in such capacity as is agreed to from time to time by BONY and the Trust. The address of BONY is 90 Washington Street, 11th Floor, New York, New York 10286. BONY maintains the portfolio securities owned by the Portfolio, administers the purchases and sales of portfolio securities, collects interest and other distributions made on securities held by the Portfolio and performs other ministerial duties.


LEGAL MATTERS


     The law firm of Ballard Spahr Andrews & Ingersoll, LLP, Philadelphia, Pennsylvania serves as counsel to the Trust, and passes upon legal matters for the Trust.


REPORTS

     The Trust furnishes shareholders with semi-annual reports containing information about the Trust and its operations, including a schedule of investments held in the Portfolio and its financial statements. The annual financial statements are audited by the Trust's independent auditors. The Board of Trustees has selected KPMG LLP, 700 Louisiana, Houston, Texas 77002, as the independent auditors to audit the financial statements and review the tax returns of the Portfolio.

SUB-ACCOUNTING

     The Trust and FMC have arranged for AFS or the Portfolio to offer sub-accounting services to shareholders of the Portfolio and to maintain information with respect to the underlying beneficial ownership of the shares of each class of the Portfolio. Investors who purchase shares of the Portfolio for the account of others can make arrangements through the Trust or FMC for these sub-accounting services. In addition, shareholders utilizing certain versions of AIM LINK(R) Remote, a personal computer application software product, may receive sub-accounting services via such software.

PRINCIPAL HOLDERS OF SECURITIES



GOVERNMENT & AGENCY PORTFOLIO



     To the best of the knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Government & Agency Portfolio as of March 15, 2000, and the percentage of such shares owned by such shareholders as of such date are as follows:



CASH MANAGEMENT CLASS



                                                                PERCENT
                                                                OWNED OF     PERCENT OWNED
                      NAME AND ADDRESS                           RECORD      OF RECORD AND
                      OF RECORD OWNER                           ONLY (a)     BENEFICIALLY
                      ----------------                        ------------   -------------
  Fund Services Advisors, Inc...............................     31.21%           --
     1875 Century Park East -- Suite 1345
     Los Angeles, CA 90067
  Gardnyr Michael Capital, Inc..............................     19.45%           --
     2281 Lee Rd Ste 104
     Winter Park, FL 32789
  Mayor And City Council 416A1..............................     14.68%           --
     100 Guilford Ave
     Baltimore, MD 21202
  Orlando-Orange Co. 40700..................................      7.95%           --
     225 Water Street, 3rd Floor
     P.O. Box 44204
     Jacksonville, FL 32202
  McDonald & Company........................................      6.92%           --
     800 Superior Avenue
     Suite 2100
     Cleveland, OH 44114 2603
  Cruttendon Roth, Incorporated.............................      5.91%           --
     24 Corporate Plaza
     Newport Beach, CA 92660


------------------------


(a) The Trust has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

INSTITUTIONAL CLASS



                                                                PERCENT
                                                                OWNED OF     PERCENT OWNED
                      NAME AND ADDRESS                           RECORD      OF RECORD AND
                      OF RECORD OWNER                           ONLY (a)     BENEFICIALLY
                      ----------------                        ------------   -------------
  Gardnyr Michael Capital, Inc..............................     17.92%           --
     2281 Lee Rd, Ste 104
     Winter Park, FL 32789
  A I M Advisors, Inc.......................................     17.31%(b)     17.31%(b)
     AIM Fund of Funds Account
     Money Market Portfolio Admin.
     11 Greenway Plaza, Ste 100
     Houston, TX 77046
  Waukesha County...........................................     14.28%           --
     Finance Division, Dept Of Admin.
     1320 Pewaukee Road, Ste 310
     Waukesha, WI 53188 3878
  Norwest Bank Minnesota NA.................................     12.40%           --
     MAC: N9303-111
     608 2nd Ave. S
     Minneapolis, MN 55479
  Kenosha County Wisconsin..................................      7.71%           --
     1010 56th Street
     Kenosha, WI 53140 3738
  Heritage Trust Company....................................      5.74%           --
     50 Penn Place
     1900 N.W. Expressway
     Oklahoma City, OK 73118
  City of Brookfield........................................      5.11%           --
     2000 N. Calhoun Rd.
     Brookfield, WI 53005



PERSONAL INVESTMENT CLASS



                                                                PERCENT
                                                                OWNED OF     PERCENT OWNED
                      NAME AND ADDRESS                           RECORD      OF RECORD AND
                      OF RECORD OWNER                           ONLY (a)     BENEFICIALLY
                      ----------------                        ------------   -------------
  SunTrust Equitable Securities.............................     100.00%          --
     P.O. Box 4418, MC 3907
     Atlanta, GA 30302


------------------------


(a) The Trust has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.



(b) Represents shares held in a cash management account for the benefit of certain AIM Funds. AIM has the power to direct the disposition of such shares, and thus is deemed to be a beneficial owner of the shares. Shares have been acquired in accordance with an exemptive order issued by the SEC.

PRIVATE INVESTMENT CLASS



                                                                PERCENT
                                                                OWNED OF     PERCENT OWNED
                      NAME AND ADDRESS                           RECORD      OF RECORD AND
                      OF RECORD OWNER                           ONLY (a)     BENEFICIALLY
                      ----------------                        ------------   -------------
  Fund Services Advisors, Inc...............................      69.80%          --
     1875 Century Park East, Suite 1345
     Los Angeles, CA 90067
  Huntington Capital Corp...................................      12.33%          --
     41 S High St, Ninth Floor
     Columbus, OH 43287
  Huntington Investment 112.................................       7.48%          --
     135 North Pennsylvania, Suite 800
     Indianapolis, IN 46204
  Security State Bank & Trust...............................       6.03%          --
     1136 Junction Hwy, Suite 200
     Kerrville, TX 78028



RESERVE CLASS



                                                                PERCENT
                                                                OWNED OF     PERCENT OWNED
                      NAME AND ADDRESS                           RECORD      OF RECORD AND
                      OF RECORD OWNER                           ONLY (a)     BENEFICIALLY
                      ----------------                        ------------   -------------
  First National Banker's Bank..............................     100.00%          --
     PO Drawer 80579
     Baton Rouge, LA 70898



RESOURCE CLASS



                                                                PERCENT
                                                                OWNED OF     PERCENT OWNED
                      NAME AND ADDRESS                           RECORD      OF RECORD AND
                      OF RECORD OWNER                           ONLY (a)     BENEFICIALLY
                      ----------------                        ------------   -------------
  City of Chicago G.O. Bonds for City Colleges..............     84.88%           --
     121 North LaSalle Street
     Room 204
     Chicago, IL 60603
  Craigie Incorporated......................................      7.94%           --
     P.O. Box 29715
     Richmond, VA 23242
  SouthTrust Securities.....................................      5.38%           --
     420 N. 20th Street
     7th Floor
     Birmingham, FL 35203


---------------


(a) The Trust has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

GOVERNMENT TAXADVANTAGE PORTFOLIO



     To the best of the knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Government TaxAdvantage Portfolio as of March 15, 2000 and the percentage of such shares owned by such shareholders as of such date are as follows:



INSTITUTIONAL CLASS



                                                                PERCENT
                                                                OWNED OF     PERCENT OWNED
                      NAME AND ADDRESS                           RECORD      OF RECORD AND
                      OF RECORD OWNER                           ONLY (a)     BENEFICIALLY
                      ----------------                          --------     -------------
  Bank of America N.A.......................................     41.74%           --
     1401 Elm Street 11th Floor
     P.O. Box 831000
     Dallas, TX 75202 2911
  First Trust / Var & Co....................................     14.95%           --
     Funds Control Suite 0404
     180 East Fifth Street
     St. Paul, MN 55101
  Frost National Bank TX....................................     12.89%           --
     Muir & Co
     C/O Frost
     P.O. Box 2479
     San Antonio, TX 78298 2479
  Mason-Dixon Trust Company.................................      7.46%           --
     45 W. Main Street
     Westminster, MD 21158 0199
  First National Bank Of Maryland...........................      5.98%           --
     Trust Operations Mailstop 109-751
     P.O. Box 1596
     Baltimore, MD 21203



PRIVATE INVESTMENT CLASS



                                                                PERCENT
                                                                OWNED OF     PERCENT OWNED
                      NAME AND ADDRESS                           RECORD      OF RECORD AND
                      OF RECORD OWNER                           ONLY (a)     BENEFICIALLY
                      ----------------                          --------     -------------
  Bank of New York..........................................     39.34%           --
     One Wall Street
     5th Floor
     Stif/Master Note
     New York, NY 10286
  Huntington Capital Corp...................................     27.41%           --
     41 S High St., Ninth Floor
     Columbus, OH 43287

  Frost National Bank TX....................................     24.20%           --
     Muir & Co
     C/O Frost
     P.O. Box 2479
     San Antonio, TX 78298 2479


---------------


(a) The Trust has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

TREASURY PORTFOLIO



     To the best of the knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Treasury Portfolio as of March 15, 2000 and the percentage of such shares owned by such shareholders as of such date are as follows:



CASH MANAGEMENT CLASS



                                                                PERCENT
                                                                OWNED OF     PERCENT OWNED
                      NAME AND ADDRESS                           RECORD      OF RECORD AND
                      OF RECORD OWNER                           ONLY (a)     BENEFICIALLY
                      ----------------                        ------------   -------------
  Bank of New York..........................................     39.60%           --
     One Wall Street
     5th Floor
     Stif/Master Note
     New York, NY 10286
  Bank of Oklahoma..........................................     13.64%           --
     P.O. Box 2180
     Tulsa, OK 74101
  Chase Bank of Texas.......................................     11.25%           --
     600 Travis St., 8th Fl
     8-CBT-39
     Houston, TX 77252-8009
  CIBC World Markets........................................      8.88%           --
     200 Liberty Street
     World Financial Center
     New York, NY 10281
  Fund Services Advisors, Inc...............................      6.68%           --
     1875 Century Park East -- Suite 1345
     Los Angeles, CA 90067
  Huntington Capital Corp...................................      5.84%           --
     41 S. High St., Ninth Floor
     Columbus, OH 43287


---------------


(a) The Trust has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

INSTITUTIONAL CLASS



                                                                PERCENT
                                                                OWNED OF     PERCENT OWNED
                      NAME AND ADDRESS                           RECORD      OF RECORD AND
                      OF RECORD OWNER                           ONLY (a)     BENEFICIALLY
                      ----------------                        ------------   -------------
  Trust Company Bank........................................     11.57%             --
     Center 3139
     P.O. Box 105504
     Atlanta, GA 30348
  City of New York Deferred Compensation Plan...............      8.20%             --
     40 Rector Street 3rd Floor
     New York, NY 10006
  Star Trust................................................      5.72%             --
     425 Walnut St.
     Mall Location 7155
     Cincinnati, OH 45202
  Weststar Bank Trust Dept..................................      5.42%             --
     P.O. Box 1156
     Bartlesville, OK 75004 1156
  State Street Bank & Trust.................................      5.11%             --
     108 Myrtle Street
     North Quincy, MA 02171
  Texas Commerce Bank National Association, as Custo........      5.06%             --
     1585 Broadway
     New York, NY 10036
  Chase Bank of Texas, National Association.................      5.06%             --
     600 Travis, 9th Floor
     Houston, TX 77002



PERSONAL INVESTMENT CLASS



                                                                PERCENT
                                                                OWNED OF     PERCENT OWNED
                      NAME AND ADDRESS                           RECORD      OF RECORD AND
                      OF RECORD OWNER                           ONLY (a)     BENEFICIALLY
                      ----------------                        ------------   -------------
  Cullen/Frost Discount Brokers.............................     84.97%             --
     P.O. Box 2358
     San Antonio, TX 78299
  Kinco & Co. C/O Rnb Securities............................      7.88%             --
     1 Hanson Pl., Lower Level
     Brooklyn, NY 11243


---------------


(a) The Trust has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

PRIVATE INVESTMENT CLASS



                                                                 PERCENT       PERCENT OWNED
                     NAME AND ADDRESS                           OWNED OF       OF RECORD AND
                      OF RECORD OWNER                        RECORD ONLY (a)   BENEFICIALLY
                     ----------------                        ---------------   -------------
  Bank of New York.........................................      36.99%             --
     One Wall Street
     5th Floor
     Stif/Master Note
     New York, NY 10286
  Huntington Capital Corp..................................      15.24%             --
     41 S. High St., Ninth Floor
     Columbus, OH 43287
  Cullen/Frost Discount Brokers............................       8.05%             --
     P.O. Box 2358
     San Antonio, TX 78299
  Strafe & Co..............................................       7.26%             --
     1111 Polaris Parkway
     Columbus, OH 43271-0211
  Zions First National Bank (NV)...........................       6.77%             --
     P.O. Box 30880
     Salt Lake City, UT 84130
  New Haven Savings Bank Trust Department..................       5.57%             --
     P.O. Box 302
     Trust Department
     New Haven, CT 06502



RESERVE CLASS



                                                                 PERCENT       PERCENT OWNED
                     NAME AND ADDRESS                           OWNED OF       OF RECORD AND
                      OF RECORD OWNER                        RECORD ONLY (a)   BENEFICIALLY
                     ----------------                        ---------------   -------------
  Bank of New York.........................................      99.99%             --
     440 Mamoroneck, 5th Fl.
     Harrison, NY 10286



RESOURCE CLASS



                                                                 PERCENT       PERCENT OWNED
                     NAME AND ADDRESS                           OWNED OF       OF RECORD AND
                      OF RECORD OWNER                        RECORD ONLY (a)   BENEFICIALLY
                     ----------------                        ---------------   -------------
  First Union Subaccounts..................................      61.51%             --
     8739 Research Drive
     Capital Markets
     Charlotte, NC 28262-0675
  City of Chicago G.O. Bonds for City Colleges.............      17.07%             --
     121 North LaSalle Street
     Room 204
     Chicago, IL 60603
  Mellon Bank NA...........................................       8.86%             --
     P.O. Box 710
     Pittsburgh, PA 15230-0710
  Cherry Trust & Co C/O The Bank Of Cherry Creek, NA.......       5.16%             --
     3033 E. First Ave.
     Denver, CO 80206


---------------


(a) The Trust has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.



     To the best of the knowledge of the Trust, as of March 15, 2000, the trustees and officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of each class of the Trust.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

     Dividends with respect to each class of the Portfolio are declared to shareholders of record as of 5:00 p.m. Eastern time on the date of declaration. Accordingly, dividends accrue on the first day that a purchase order for shares of a particular class is effective, provided that the purchase order has been accepted prior to 5:00 p.m. Eastern time and payment in the form of federal funds wired has been received by AFS. Dividends do not accrue on the day that a redemption order is effective, unless the redemption is effective after 5:00 p.m. Eastern time on that day and redemption proceeds have not been wired to the shareholder on the same day. Thus, if a purchase order is accepted prior to 5:00 p.m. Eastern time, the shareholder will receive its pro rata share of dividends beginning with those declared on that day.


     Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value thereof. Such election, or any revocation thereof, must be made in writing and sent by the shareholder to the AFS at P.O. Box 0843, Houston, Texas 77001-0843. Such election or revocation will be effective with dividends paid after it is received by the transfer agent.


     All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. If a shareholder redeems all the shares in his account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption. Information concerning the amount of the dividends declared on any particular day will normally be available by 6:00 p.m. Eastern time on that day.


     The dividend accrued and paid for each class of shares of the Portfolio will consist of: (a) interest accrued and original issue discount earned less amortization of premiums, if any, for the Portfolio, allocated based upon such class' pro rata share of the total shares outstanding which relate to the Portfolio, less (b) Trust expenses accrued for the applicable dividend period attributable to the Portfolio, such as custodian fees and accounting expenses, allocated based upon each such class' pro rata of the net assets of the Portfolio, less (c) expenses directly attributable to each class which are accrued for the applicable dividend period, such as distribution expenses, if any.


     Should the Trust incur or anticipate any unusual expense, loss or depreciation, which would adversely affect the net asset value per share of the Portfolio or the net income per share of a class of the Portfolio for a particular period, the Board of Trustees would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the Portfolio were reduced, or were anticipated to be reduced, below $1.00, the Board of Trustees might suspend further dividend payments on shares of the Portfolio until the net asset returns to $1.00. Thus, such expense or loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Portfolio and/or in its receiving upon redemption a price per share lower than that which it paid.

TAX MATTERS

     The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

     The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and can therefore satisfy the Distribution Requirement.

     In addition to satisfying the Distribution Requirement, a regulated investment company (1) must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) must satisfy an asset diversification test in order to qualify for tax purposes as a regulated investment company (the "Asset Diversification Test"). Under the Asset Diversification Test, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses.


     If, for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

     A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year( a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

     The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

PORTFOLIO DISTRIBUTIONS

     The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations.

     The Portfolio may either retain or distribute to shareholders its net capital gain, if any, for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares.

     Distributions by the Portfolio that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of this shares.


     Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio (or of another AIM Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.


     Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on

December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the Internal Revenue Service.


     The Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 31% of the dividends, and in certain cases, of the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Portfolio that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."


SALE OR REDEMPTION OF SHARES


     A shareholder will recognize gain or loss on the sale or redemption of shares of a class in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Portfolio within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a class will be considered capital gain or loss and will be long-term capital gain (taxable at a maximum rate of 20% for noncorporate shareholders) or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and
(4) generally will apply in determining the holding period of shares.


FOREIGN SHAREHOLDERS

     Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.

     If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends and distributions (other than capital gains dividends) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend or distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a class, capital gain dividends and amounts retained by the Portfolio that are designated as undistributed capital gains.

     If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

     In the case of foreign noncorporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax unless such shareholders furnish the Portfolio with proper notification of their foreign status.

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign taxes.

     Foreign persons who file a United States tax return for a U.S. tax refund and who are not eligible to obtain a social security number must apply to the Internal Revenue Service (IRS) for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or transfer agent.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS


     The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on March 28, 2000. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


     Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Trust.

                              FINANCIAL STATEMENTS

                                       FS

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

We have audited the accompanying statement of assets and liabilities of Treasury Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the period January 4, 1999 (date sales commenced for the Reserve Class) through August 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
 We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Portfolio as of August 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the period January 4, 1999 (date sales commenced for the Reserve Class) through August 31, 1999, in conformity with generally accepted accounting principles.

/s/ KPMG LLP

KPMG LLP

October 1, 1999
Houston, Texas

SCHEDULE OF INVESTMENTS
August 31, 1999

                                                      PAR
                                           MATURITY  (000)       VALUE
U.S. TREASURY SECURITIES - 18.03%

U.S. TREASURY BILLS(a) - 2.85%

4.49%                                      11/04/99 $ 50,000 $   49,600,889
---------------------------------------------------------------------------
4.631%                                     11/18/99   25,000     24,749,178
---------------------------------------------------------------------------
4.48%                                      12/09/99   50,000     49,383,312
---------------------------------------------------------------------------
4.615%                                     01/06/00   25,000     24,592,983
---------------------------------------------------------------------------
                                                                148,326,362
---------------------------------------------------------------------------

U.S. TREASURY NOTES - 15.18%

5.75%                                      09/30/99   75,000     75,061,771
---------------------------------------------------------------------------
7.125%                                     09/30/99   50,000     50,095,927
---------------------------------------------------------------------------
5.625%                                     10/31/99   80,000     80,113,813
---------------------------------------------------------------------------
7.50%                                      10/31/99   50,000     50,229,754
---------------------------------------------------------------------------
7.75%                                      11/30/99   55,612     56,002,337
---------------------------------------------------------------------------
5.625%                                     12/31/99   75,000     75,156,752
---------------------------------------------------------------------------
7.75%                                      12/31/99  100,000    100,822,053
---------------------------------------------------------------------------
6.375%                                     01/15/00   50,000     50,235,197
---------------------------------------------------------------------------
5.375%                                     01/31/00   25,000     25,056,803
---------------------------------------------------------------------------
7.75%                                      01/31/00   25,000     25,301,941
---------------------------------------------------------------------------
5.875%                                     02/15/00  100,000    100,380,204
---------------------------------------------------------------------------
8.50%                                      02/15/00   75,000     76,242,207
---------------------------------------------------------------------------
6.75%                                      04/30/00   25,000     25,220,193
---------------------------------------------------------------------------
                                                                789,918,952
---------------------------------------------------------------------------
   Total U.S. Treasury Securities (Cost
    $938,245,314)                                               938,245,314
---------------------------------------------------------------------------
   Total Investments (excluding Repurchase
    Agreements)                                                 938,245,314
---------------------------------------------------------------------------

REPURCHASE AGREEMENTS(b) - 82.11%

BancAmerica Robertson Stephens(c)
 5.43%                                     09/01/99  225,000    225,000,000
---------------------------------------------------------------------------
Barclays Capital, Inc.(d)
 5.43%                                     09/01/99  225,000    225,000,000
---------------------------------------------------------------------------
Bear, Stearns & Co. Inc.(e)
 5.43%                                           --  150,000    150,000,000
---------------------------------------------------------------------------
Bear, Stearns & Co. Inc.(f)
 5.17%                                     01/24/00  200,000    200,000,000
---------------------------------------------------------------------------
Chase Securities Inc.(g)
 5.43%                                     09/01/99  225,000    225,000,000
---------------------------------------------------------------------------
CIBC Oppenheimer Corp.(h)
 5.43%                                     09/01/99  225,000    225,000,000
---------------------------------------------------------------------------
Credit Suisse First Boston Corp.(i)
 5.23%                                     02/14/00  200,000    200,000,000
---------------------------------------------------------------------------
Deutsche Bank Securities, Inc.(j)
 5.43%                                           --  800,000    800,000,000
---------------------------------------------------------------------------

                                                        PAR
                                             MATURITY  (000)       VALUE
REPURCHASE AGREEMENTS - (continued)

Merrill Lynch Government Securities, Inc(k)
 5.43%                                       09/01/99 $225,000 $  225,000,000
--------------------------------------------------------------------------------
Salomon Smith Barney Inc.(l)
 5.43%                                       09/01/99  750,000    750,000,000
--------------------------------------------------------------------------------
Societe Generale Cowen Securities Corp.(m)
 5.43%                                       09/01/99  500,000    500,000,000
--------------------------------------------------------------------------------
State Street Bank & Trust Co.(n)
 5.43%                                       09/01/99  225,000    225,000,000
--------------------------------------------------------------------------------
Warburg Dillon Read LLC(o)
 5.34%                                       02/01/00  100,000    100,000,000
--------------------------------------------------------------------------------
Warburg Dillon Read LLC(p)
 5.42%                                       09/01/99  222,630    222,630,039
--------------------------------------------------------------------------------
   Total Repurchase Agreements (Cost
    $4,272,630,039)                                             4,272,630,039
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.14%                                     5,210,875,353(q)
--------------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (0.14)%                            (7,128,247)
--------------------------------------------------------------------------------
NET ASSETS - 100.00%                                           $5,203,747,106
================================================================================
NOTES TO SCHEDULE OF INVESTMENTS:
(a) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) Collateral on repurchase agreements, including the Portfolio's pro-rata interest in joint repurchase agreements, is taken into possession by the Portfolio upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Repurchase agreement entered into 08/31/99 with a maturing value of $225,033,938. Collateralized by $209,140,000 U.S. Treasury obligations, 4.00% to 13.75% due 02/15/00 to 02/15/07 with an aggregate market value at 08/31/99 of $229,996,602.
(d) Repurchase agreement entered into 08/31/99 with a maturing value of $225,033,938. Collateralized by $230,079,000 U.S. Treasury obligations, 4.25% to 6.125% due 11/15/03 to 08/15/29 with an aggregate market value at 08/31/99 of $229,500,304.
(e) Open repurchase agreement entered into 08/27/97; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $451,335,000 U.S. Treasury obligations, 0% to 8.75% due 07/20/00 to 11/15/26 with an aggregate market value at 08/31/99 of $153,430,781.
(f) Term repurchase agreement entered into 07/28/99; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $153,000,000 U.S Treasury obligations, 4.50% to 10.625% due 05/15/00 to 08/15/17 with an aggregate market value at 08/31/99 of $204,012,877.
(g) Repurchase agreement entered into 08/31/99 with a maturing value of $225,033,938. Collateralized by $225,851,000 U.S. Treasury obligations, 0% to 3.875% due 09/02/99 to 04/15/29 with an aggregate market value at 08/31/99 of $229,500,787.
(h) Repurchase agreement entered into 08/31/99 with a maturing value of $225,033,938. Collateralized by $223,219,000 U.S. Treasury obligations, 0% to 7.25% due 09/15/99 to 08/15/26 with an aggregate market value at 08/31/99 of $229,504,040.
(i) Term repurchase agreement entered into 07/27/99; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $445,674,874 U.S Treasury obligations, 0% to 12.00% due 11/15/99 to 11/15/27 with an aggregate market value at 08/31/99 of $206,048,641.
(j) Open repurchase agreement entered into 07/29/98; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $795,187,000 U.S. Treasury obligations, 3.375% to 8.00% due 08/31/00 to 11/15/21 with an aggregate market value at 08/31/99 of $816,000,276.
(k) Repurchase agreement entered into 08/31/99 with a maturing value of $225,033,938. Collateralized by $169,934,000 U.S. Treasury obligations, 6.875% to 12.50% due 08/15/14 to 08/15/25 with an aggregate market value at 08/31/99 of $229,503,106.
(l) Repurchase agreement entered into 08/31/99 with a maturing value of $750,113,125. Collateralized by $746,935,000 U.S. Treasury obligations, 6.00% to 7.00% due 08/15/04 to 07/15/06 with an aggregate market value at 08/31/99 of $765,177,675.
(m) Repurchase agreement entered into 08/31/99 with a maturing value of $500,075,417. Collateralized by $439,557,000 U.S. Treasury obligations, 4.50% to 12.50% due 09/30/99 to 08/15/26 with an aggregate market value at 08/31/99 of $510,297,171.
(n) Repurchase agreement entered into 08/31/99 with a maturing value of $225,033,938. Collateralized by $230,660,000 U.S. Treasury obligations, 5.125% due 08/31/00 with a market value at 08/31/99 of $229,760,426.
(o) Term repurchase agreement entered into 08/19/99; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $90,430,000 U.S Treasury obligations, 7.50% due 11/15/16 with a market value at 08/31/99 of $102,000,601.
(p) Joint repurchase agreement entered into 08/31/99 with a maturing value of $500,075,278. Collateralized by $500,003,334 U.S. Treasury obligations, 6.50% to 9.125% due 05/15/18 to 11/15/26 with an aggregate market value at 08/31/99 of $510,003,412.
(q) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 1999

ASSETS:

Investments, excluding repurchase agreements, at value
 (amortized cost)                                         $  938,245,314
------------------------------------------------------------------------
Repurchase agreements                                      4,272,630,039
------------------------------------------------------------------------
Interest receivable                                           13,668,357
------------------------------------------------------------------------
Investment for deferred compensation plan                        101,152
------------------------------------------------------------------------
Other assets                                                     172,580
------------------------------------------------------------------------
  Total assets                                             5,224,817,442
------------------------------------------------------------------------

LIABILITIES:

Payables for:
 Dividends                                                    20,194,469
------------------------------------------------------------------------
 Deferred compensation                                           101,152
------------------------------------------------------------------------
Accrued administrative services fees                              24,787
------------------------------------------------------------------------
Accrued advisory fees                                            247,796
------------------------------------------------------------------------
Accrued distribution fees                                        396,227
------------------------------------------------------------------------
Accrued transfer agent fees                                        2,629
------------------------------------------------------------------------
Accrued trustees' fees                                             4,200
------------------------------------------------------------------------
Accrued operating expenses                                        99,076
------------------------------------------------------------------------
  Total liabilities                                           21,070,336
------------------------------------------------------------------------
NET ASSETS                                                $5,203,747,106
========================================================================

NET ASSETS:

Institutional Class                                       $3,164,199,019
========================================================================
Private Investment Class                                  $  415,184,467
========================================================================
Personal Investment Class                                 $  284,932,336
========================================================================
Cash Management Class                                     $  860,354,479
========================================================================
Reserve Class                                             $  119,976,218
========================================================================
Resource Class                                            $  359,100,587
========================================================================

SHARES OF BENEFICIAL INTEREST, $.01 PAR VALUE PER SHARE:

Institutional Class                                        3,163,983,313
========================================================================
Private Investment Class                                     415,165,788
========================================================================
Personal Investment Class                                    284,906,884
========================================================================
Cash Management Class                                        860,290,642
========================================================================
Reserve Class                                                119,973,330
========================================================================
Resource Class                                               359,071,030
========================================================================

NET ASSET VALUE PER SHARE:

Net asset value, offering and redemption price per share  $         1.00
========================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the year ended August 31, 1999

INVESTMENT INCOME:

Interest income                                       $261,703,046
-------------------------------------------------------------------

EXPENSES:

Advisory fees                                            3,072,316
-------------------------------------------------------------------
Custodian fees                                             196,425
-------------------------------------------------------------------
Administrative services fees                               179,471
-------------------------------------------------------------------
Trustees' fees and expenses                                 51,955
-------------------------------------------------------------------
Transfer agent fees                                        594,299
-------------------------------------------------------------------
Distribution fees (Note 2)                               6,590,154
-------------------------------------------------------------------
Other                                                      500,054
-------------------------------------------------------------------
  Total expenses                                        11,184,674
-------------------------------------------------------------------
Less: Fee waivers                                       (2,048,089)
-------------------------------------------------------------------
  Net expenses                                           9,136,585
-------------------------------------------------------------------
Net investment income                                  252,566,461
-------------------------------------------------------------------
Net realized gain on sales of investments                  233,481
-------------------------------------------------------------------
Net increase in net assets resulting from operations  $252,799,942
===================================================================

STATEMENT OF CHANGES IN NET ASSETS
For the years ended ended August 31, 1999 and 1998

                                                   1999            1998
                                              --------------  --------------

OPERATIONS:

 Net investment income                        $  252,566,461  $  282,365,404
-----------------------------------------------------------------------------
 Net realized gain on sales of investments           233,481          17,887
-----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                    252,799,942     282,383,291
-----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income:
  Institutional Class                           (154,878,876)   (171,162,611)
-----------------------------------------------------------------------------
  Private Investment Class                       (16,111,371)    (20,105,302)
-----------------------------------------------------------------------------
  Personal Investment Class                      (16,331,172)    (18,031,165)
-----------------------------------------------------------------------------
  Cash Management Class                          (46,789,257)    (55,954,060)
-----------------------------------------------------------------------------
  Reserve Class                                   (1,139,360)             --
-----------------------------------------------------------------------------
  Resource Class                                 (17,316,425)    (17,112,266)
-----------------------------------------------------------------------------
Distributions to shareholders from net
 realized gains:
  Institutional Class                               (432,034)             --
-----------------------------------------------------------------------------
  Private Investment Class                           (43,761)             --
-----------------------------------------------------------------------------
  Personal Investment Class                          (47,801)             --
-----------------------------------------------------------------------------
  Cash Management Class                             (126,796)             --
-----------------------------------------------------------------------------
  Resource Class                                     (49,581)             --
-----------------------------------------------------------------------------
Share transactions-net (See Note 4)               59,979,434    (116,572,228)
-----------------------------------------------------------------------------
  Net increase (decrease) in net assets           59,512,942    (116,554,341)
-----------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                          5,144,234,164   5,260,788,505
-----------------------------------------------------------------------------
  End of period                               $5,203,747,106  $5,144,234,164
=============================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest               $5,203,390,987  $5,143,411,553
-----------------------------------------------------------------------------
  Undistributed net realized gain on sales of
   investments                                       356,119         822,611
-----------------------------------------------------------------------------
                                              $5,203,747,106  $5,144,234,164
=============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
August 31, 1999

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series, diversified management investment company. The Fund is organized as a Delaware business trust consisting of three different portfolios, each of which offers separate series of shares: the Treasury Portfolio, the Government & Agency Portfolio and the Treasury TaxAdvantage Portfolio. Information presented in these financial statements pertains only to the Treasury Portfolio (the "Portfolio"), with the assets, liabilities and operations of each portfolio being accounted for separately. The Portfolio currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Portfolio is a money market fund whose investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.
A. Security Valuations - The Portfolio's securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Portfolio calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Portfolio:

Net Assets                         RATE
----------------------------------------
First $300 million                 0.15%
----------------------------------------
Over $300 million to $1.5 billion  0.06%
----------------------------------------
Over $1.5 billion                  0.05%
----------------------------------------

 The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended August 31, 1999, AIM was paid $179,471 for such services.
 The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agent and shareholder services to the Fund. During the year ended August 31, 1999, AFS was paid $477,417 for such services.
 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to a 0.50%, 0.75%, 0.10%, 1.00%, and 0.20%, respectively, maximum annual rate of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class, Personal Investment Class, and the Reserve Class, (b) 0.10% of the average daily net assets of the Cash Management Class and (c) 0.20% of the average daily net assets of the Resource Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each class. During the year ended August 31, 1999, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,063,328, $1,878,076, $783,278, $226,595 and $590,788,
respectively, as compensation under the Plan. FMC waived fees of $2,048,089 for the same period. Certain officers and trustees of the Trust are officers of AIM, FMC and AFS.
 During the year ended August 31, 1999, the Portfolio paid legal fees of $13,465 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Fund.

NOTE 3-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Fund may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-SHARE INFORMATION

Changes in shares outstanding during the years ended August 31, 1999 and 1998 were as follows:

                                      1999                              1998
                         --------------------------------  --------------------------------
                             SHARES           AMOUNT           SHARES           AMOUNT
                         ---------------  ---------------  ---------------  ---------------
Sold:
  Institutional Class     18,697,189,201  $18,697,189,201   18,385,087,568  $18,385,087,568
-------------------------------------------------------------------------------------------
  Private Investment
   Class                   1,543,792,773    1,543,792,773    1,991,337,616    1,991,337,616
-------------------------------------------------------------------------------------------
  Personal Investment
   Class                   3,783,262,789    3,783,262,789    3,949,434,631    3,949,434,631
-------------------------------------------------------------------------------------------
  Cash Management Class    6,593,996,488    6,593,996,488    6,742,292,291    6,742,292,291
-------------------------------------------------------------------------------------------
  Reserve Class*             339,249,182      339,249,182               --               --
-------------------------------------------------------------------------------------------
  Resource Class           2,625,595,247    2,625,595,247    2,712,585,402    2,712,585,402
-------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class         35,404,120       35,404,120       34,740,376       34,740,376
-------------------------------------------------------------------------------------------
  Private Investment
   Class                       5,531,007        5,531,007        5,517,795        5,517,795
-------------------------------------------------------------------------------------------
  Personal Investment
   Class                      14,908,717       14,908,717       16,025,048       16,025,048
-------------------------------------------------------------------------------------------
  Cash Management Class       18,450,756       18,450,756       20,427,201       20,427,201
-------------------------------------------------------------------------------------------
  Reserve Class*                 740,689          740,689               --               --
-------------------------------------------------------------------------------------------
  Resource Class              16,749,204       16,749,204       15,915,270       15,915,270
-------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class    (18,556,477,426) (18,556,477,426) (18,839,453,624) (18,839,453,624)
-------------------------------------------------------------------------------------------
  Private Investment
   Class                  (1,494,418,811)  (1,494,418,811)  (2,099,963,668)  (2,099,963,668)
-------------------------------------------------------------------------------------------
  Personal Investment
   Class                  (3,919,007,542)  (3,919,007,542)  (3,882,639,209)  (3,882,639,209)
-------------------------------------------------------------------------------------------
  Cash Management Class   (6,685,798,097)  (6,685,798,097)  (6,658,189,744)  (6,658,189,744)
-------------------------------------------------------------------------------------------
  Reserve Class*            (220,016,541)    (220,016,541)              --               --
-------------------------------------------------------------------------------------------
  Resource Class          (2,739,172,322)  (2,739,172,322)  (2,509,689,181)  (2,509,689,181)
-------------------------------------------------------------------------------------------
Net increase (decrease)       59,979,434  $    59,979,434     (116,572,228) $  (116,572,228)
===========================================================================================

* The Reserve Class commenced sales on January 4, 1999.

NOTE 5-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of the Cash Management Class outstanding for each of the years in the five-year period ended August 31, 1999.

                              1999         1998      1997      1996     1995
                            --------     --------  --------  --------  -------
Net asset value, beginning
 of period                  $   1.00     $   1.00  $   1.00  $   1.00  $  1.00
--------------------------  --------     --------  --------  --------  -------
Income from investment
 operations:
  Net investment income         0.05         0.05      0.05      0.05     0.05
--------------------------  --------     --------  --------  --------  -------
Less distributions:
  Dividends from net
   investment income           (0.05)       (0.05)    (0.05)    (0.05)   (0.05)
--------------------------  --------     --------  --------  --------  -------
Net asset value, end of
 period                     $   1.00     $   1.00  $   1.00  $   1.00  $  1.00
==========================  ========     ========  ========  ========  =======
Total return                    4.89%        5.56%     5.39%     5.48%    5.57%
==========================  ========     ========  ========  ========  =======
Ratios/supplemental data:
Net assets, end of period
 (000s omitted)             $860,354     $933,791  $829,243  $789,627  $81,219
==========================  ========     ========  ========  ========  =======
Ratio of expenses to
 average net assets(a)          0.17%(b)     0.17%     0.17%     0.17%    0.18%
==========================  ========     ========  ========  ========  =======
Ratio of net investment
 income to average net
 assets(c)                      4.77%(b)     5.42%     5.25%     5.25%    5.42%
==========================  ========     ========  ========  ========  =======
(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.19%, 0.19%, 0.19%, 0.19% and 0.20% for the periods 1999-1995, respectively.
(b) Ratios based on average net assets of $979,097,144.
(c) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 4.75%, 5.40%, 5.24%, 5.23% and 5.40% for the periods 1999-1995, respectively.

NOTE 5-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of the Institutional Class outstanding for each of the years in the five-year period ended August 31, 1999.

                            1999           1998        1997        1996        1995
                         ----------     ----------  ----------  ----------  ----------
Net asset value,
 beginning of period     $     1.00     $     1.00  $     1.00  $     1.00  $     1.00
-----------------------  ----------     ----------  ----------  ----------  ----------
Income from investment
 operations:
  Net investment income        0.05           0.05        0.05        0.05        0.06
-----------------------  ----------     ----------  ----------  ----------  ----------
Less distributions:
  Dividends from net
   investment income          (0.05)         (0.05)      (0.05)      (0.05)      (0.06)
-----------------------  ----------     ----------  ----------  ----------  ----------
Net asset value, end of
 period                  $     1.00     $     1.00  $     1.00  $     1.00  $     1.00
=======================  ==========     ==========  ==========  ==========  ==========
Total return                   4.97%          5.64%       5.47%       5.57%       5.66%
=======================  ==========     ==========  ==========  ==========  ==========
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)   $3,164,199     $2,988,375  $3,408,010  $2,335,441  $2,669,637
=======================  ==========     ==========  ==========  ==========  ==========
Ratio of expenses to
 average net assets            0.09%(a)       0.08%       0.09%       0.09%       0.10%
=======================  ==========     ==========  ==========  ==========  ==========
Ratio of net investment
 income to average net
 assets                        4.85%(a)       5.50%       5.35%       5.43%       5.53%
=======================  ==========     ==========  ==========  ==========  ==========
(a)Ratios based on average net assets of $3,197,910,489.

--------------------------------------------------------------------------------

NOTE 5-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of the Personal Investment Class outstanding for each of the years in the five-year period ended August 31, 1999.

                             1999         1998      1997      1996      1995
                           --------     --------  --------  --------  --------
Net asset value,
 beginning of period       $   1.00     $   1.00  $   1.00  $   1.00  $   1.00
-------------------------  --------     --------  --------  --------  --------
Income from investment
 operations:
  Net investment income        0.04         0.05      0.05      0.05      0.05
-------------------------  --------     --------  --------  --------  --------
Less distributions:
  Dividends from net
   investment income          (0.04)       (0.05)    (0.05)    (0.05)    (0.05)
-------------------------  --------     --------  --------  --------  --------
Net asset value, end of
 period                    $   1.00     $   1.00  $   1.00  $   1.00  $   1.00
=========================  ========     ========  ========  ========  ========
Total return                   4.45%        5.12%     4.95%     5.04%     5.13%
=========================  ========     ========  ========  ========  ========
Ratios/supplemental data:
Net assets, end of period
 (000s omitted)            $284,932     $405,801  $322,971  $192,947  $114,527
=========================  ========     ========  ========  ========  ========
Ratio of expenses to
 average net assets(a)         0.59%(b)     0.58%     0.60%     0.59%     0.60%
=========================  ========     ========  ========  ========  ========
Ratio of net investment
 income to average net
 assets(c)                     4.35%(b)     5.01%     4.85%     4.91%     5.03%
=========================  ========     ========  ========  ========  ========
(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.84%, 0.83%, 0.86%, 0.92% and 0.90% for the periods 1999-1995, respectively.
(b) Ratios based on average net assets of $375,615,292.
(c) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 4.10%, 4.76%, 4.59%, 4.58% and 4.73% for the periods 1999-1995, respectively.

NOTE 5-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of the Private Investment Class outstanding for each of the years in the five-year period ended August 31, 1999.

                             1999         1998      1997      1996      1995
                           --------     --------  --------  --------  --------
Net asset value,
 beginning of period       $   1.00     $   1.00  $   1.00  $   1.00  $   1.00
-------------------------  --------     --------  --------  --------  --------
Income from investment
 operations:
  Net investment income        0.05         0.05      0.05      0.05      0.05
-------------------------  --------     --------  --------  --------  --------
Less distributions:
  Dividends from net
   investment income          (0.05)       (0.05)    (0.05)    (0.05)    (0.05)
-------------------------  --------     --------  --------  --------  --------
Net asset value, end of
 period                    $   1.00     $   1.00  $   1.00  $   1.00  $   1.00
=========================  ========     ========  ========  ========  ========
Total return                   4.66%        5.33%     5.16%     5.25%     5.34%
=========================  ========     ========  ========  ========  ========
Ratios/supplemental data:
Net assets, end of period
 (000s omitted)            $415,184     $360,307  $463,441  $352,537  $394,585
=========================  ========     ========  ========  ========  ========
Ratio of expenses to
 average net assets(a)         0.39%(b)     0.38%     0.39%     0.39%     0.40%
=========================  ========     ========  ========  ========  ========
Ratio of net investment
 income to average net
 assets(c)                     4.55%(b)     5.20%     5.05%     5.14%     5.23%
=========================  ========     ========  ========  ========  ========
(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.59%, 0.58%, 0.59%, 0.59% and 0.60% for the periods 1999-1995, respectively.
(b) Ratios based on average net assets of $354,442,723.
(c) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 4.35%, 5.00%, 4.85%, 4.94% and 5.03% for the periods 1999-1995, respectively.

NOTE 5-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of the Reserve Class outstanding during the period January 4, 1999 (date sales commenced) through August 31, 1999.

                                                           1999
                                                         --------
Net asset value, beginning of period                     $   1.00
-------------------------------------------------------  --------
Income from investment operations:
  Net investment income                                      0.03
-------------------------------------------------------  --------
Less distributions:
  Dividends from net investment income                      (0.03)
-------------------------------------------------------  --------
Net asset value, end of period                           $   1.00
=======================================================  ========
Total return(a)                                              2.63%
=======================================================  ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $119,976
=======================================================  ========
Ratio of expenses to average net assets(b)                   0.89%(c)
=======================================================  ========
Ratio of net investment income to average net assets(d)      2.09%(c)
=======================================================  ========
(a) Not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.09%.
(c) Ratios based on average net assets of $28,324,369.
(d) After fee waivers and/or expense reimbursements. Ratio of net investment income to average net assets prior to fee waivers and/or expense reimbursements was 1.89%.

NOTE 5-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of the Resource Class outstanding for each of the years in the three-year period ended August 31, 1999 and the period March 12, 1996 (date sales commenced) through August 31, 1996.

                                     1999         1998      1997     1996
                                   --------     --------  --------  -------
Net asset value, beginning of
 period                            $   1.00     $   1.00  $   1.00  $  1.00
---------------------------------  --------     --------  --------  -------
Income from investment
 operations:
  Net investment income                0.05         0.05      0.05     0.03
---------------------------------  --------     --------  --------  -------
Less distributions:
  Dividends from net investment
   income                             (0.05)       (0.05)    (0.05)   (0.03)
=================================  ========     ========  ========  =======
Net asset value, end of period     $   1.00     $   1.00  $   1.00  $  1.00
=================================  ========     ========  ========  =======
Total return                           4.80%        5.47%     5.30%    2.43%
=================================  ========     ========  ========  =======
Ratios/supplemental data:
Net assets, end of period (000s
 omitted)                          $359,101     $455,961  $237,123  $33,339
=================================  ========     ========  ========  =======
Ratio of expenses to average net
 assets(a)                             0.25%(b)     0.24%     0.25%    0.25%(c)
=================================  ========     ========  ========  =======
Ratio of net investment income to
 average net assets(d)                 4.69%(b)     5.34%     5.19%    5.07%(c)
=================================  ========     ========  ========  =======
(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursement were 0.29%, 0.28%, 0.29% and 0.29% (annualized) for the periods 1999-1996, respectively.
(b) Ratios based on average net assets of $369,242,180.
(c) Annualized
(d) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursement were 4.65%, 5.30%, 5.15% and 5.03% (annualized) for the periods 1999-1996, respectively.

                                     PART C

                                OTHER INFORMATION

Item 23           Exhibits
                  --------

a(1)     -        (a)   Certificate of Trust of Registrant was filed as an
                  exhibit to Registrant's Post-Effective Amendment No. 26 on
                  October 15, 1993, and was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 30 on December
                  17, 1997.

         -        (b)   Restated Certificate of Trust of Registrant dated
                  November 5, 1998, was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 32 on November 25, 1998, and is incorporated herein by reference.

(2)      _        (a)   Agreement and Declaration of Trust of Registrant was
                  filed as an exhibit to Registrant's Post-Effective Amendment
                  No. 26 on October 15, 1993, and was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 28 on
                  November 13, 1995.

         -        (b)   First Amendment, dated September 11, 1993, to the
                  Registrant's Agreement and Declaration of Trust was filed as an exhibit to Registrant's Post-Effective Amendment No. 26 on October 15, 1993, and was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 28 on November 13, 1995.

         -        (c)   Second Amendment, dated August 4, 1994, to the
                  Registrant's Agreement and Declaration of Trust was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 28 on November 13, 1995.

         -        (d)   Third Amendment, dated September 19, 1995, to the
                  Registrant's Agreement and Declaration of Trust was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 29 on December 18, 1996.

         -        (e)   Fourth Amendment, dated June 12, 1997, to the
                  Registrant's Agreement and Declaration of Trust, was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 30 on December 17, 1997.

         -        (f)   Fifth Amendment to the Registrant's Agreement and
                  Declaration of Trust was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 31 on June 22, 1998.

         -        (g)   Amended and Restated Agreement and Declaration of Trust
                  of Registrant dated November 5, 1998, was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 32 on November 25, 1998, and is hereby incorporated by reference.

b(1)     -        (a)   By-Laws of Registrant were filed as an Exhibit to
                  Registrant's Post-Effective Amendment No. 26 on October 15,
                  1993, and were filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 28 on November 13,
                  1995.

         -        (b)   Amendment to the By-Laws of Registrant, adopted December
                  2, 1993, was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 28 on November 13, 1995.

         -        (c)   Second Amendment to the By-Laws of Registrant, dated
                  March 14, 1995, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 29 on December 18, 1996.

(2)      -        Amended and Restated By-Laws of Registrant, dated December 11,
                  1996, were filed electronically as an Exhibit to Registrant's
                  Post-Effective Amendment No. 30 on December 17, 1997.

(3)      -        (a)   Amended and Restated By-Laws of Registrant dated
                  November 5, 1998, were filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 32 on November 25,
                  1998, and is hereby incorporated by reference.

         -        (b)   First Amendment, dated June 9, 1999, to the Amended and
                  Restated Bylaws of Registrant, dated November 5, 1998, was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 33 on November 8, 1999, and is hereby incorporated by reference.

c        -        Instruments Defining Rights of Security Holders - None.

d(1)     -        Master Investment Advisory Agreement, dated October 18, 1993, between A I M Advisors, Inc. and Registrant with respect to the Treasury Portfolio and the Treasury TaxAdvantage Portfolio was filed as an Exhibit to Registrant's Post-Effective
                  Amendment No. 27, on November 14, 1994.

(2)      -        (a)   Master Investment Advisory Agreement, dated February 28,
                  1997, between A I M Advisors, Inc. and Registrant with respect to the Treasury Portfolio and the Treasury TaxAdvantage
                  Portfolio was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 30 on December 17,
                  1997, and is hereby incorporated by reference.

         -        (b)   Amendment No. 1, dated September 1, 1998, to the Master
                  Investment Advisory Agreement, dated February 28, 1997 between A I M Advisors, Inc. and Registrant with respect to the Government & Agency Portfolio, was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 32 on November 25, 1998, and is hereby incorporated by reference.

(3)      -        Form of Master Investment Advisory Agreement between A I M
                  Advisors, Inc. and Registrant with respect to the Government &
                  Agency Portfolio, the Government TaxAdvantage Portfolio and the Treasury Portfolio is filed herewith electronically.

e(1)     -        (a)   Master Distribution Agreement, dated October 18, 1993,
                  between Fund Management Company and Registrant with respect to the Treasury and Treasury TaxAdvantage Portfolio was filed as an Exhibit to Registrant's Post-Effective Amendment No. 27 on
                  November 14, 1994, and was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 28 on November
                  13, 1995.

         -        (b)   Amendment No. 1, dated December 8, 1994, to Master
                  Distribution Agreement, dated October 18, 1993, between Fund Management Company and Registrant was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 28 on November 13, 1995.

         - (c) Amendment No. 2, dated September 19, 1995, to the Master Distribution Agreement, dated October 18, 1993, between Fund Management Company and Registrant was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 29 on December 18, 1996.

(2)      -        (a)   Master Distribution Agreement, dated February 28, 1997
                  between Registrant and Fund Management Company with respect to the Treasury and Treasury TaxAdvantage Portfolio was filed electronically as an Exhibit to Registrant's Post-Effective
                  Amendment No. 30 on December 17, 1997, and is hereby incorporated by reference.

         -        (b)   Amendment No. 1, dated September 1, 1998, to the Master
                  Distribution Agreement, dated February 28, 1997 between Registrant and Fund Management Company with respect to the Government & Agency Portfolio, was filed electronically as an exhibit to Registrant's Post-Effective Amendment No. 32 on November 25, 1998, and is hereby incorporated by reference.

         -        (c)   Amendment No. 2, dated December 18, 1998, to the Master
                  Distribution Agreement, dated February 28, 1997, between Registrant and Fund Management Company with respect to the Treasury, Treasury TaxAdvantage and Government & Agency Portfolios was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 33 on November 8, 1999, and is hereby incorporated by reference.

f(1)     -        Retirement Plan for Eligible Directors/Trustees, effective
                  March 8, 1994, as restated September 18, 1995, was filed electronically as an Exhibit to Registrant's Post-Effective
                  Amendment No. 33 on November 8, 1999, and is hereby incorporated by reference.

(2)      -        Form of Deferred Compensation Agreement was filed
                  electronically as an Exhibit to Registrant's Post-Effective
                  Amendment No. 30 on December 17, 1997, and is hereby incorporated by reference.

g(1)     -        (a)   Custodian Agreement, dated October 15, 1993, between The
                  Bank of New York and Registrant, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 27 on November 14,
                  1994 and is hereby incorporated by reference.

         -        (b)   Amendment, dated July 30, 1996, to the Custodian
                  Agreement, dated October 15, 1993, between The Bank of New York and Registrant was filed as an Exhibit to Post-Effective Amendment No. 29 on December 18, 1996 and is hereby incorporated by reference.

h(1)     -        (a)   Transfer Agency and Service Agreement, dated September
                  16, 1994, between A I M Institutional Fund Services, Inc. and
                  Registrant was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 28 on November 13,
                  1995.

         -        (b)   Amendment No. 1, dated July 1, 1995, to the Transfer
                  Agency and Service Agreement, dated September 16, 1994, between A I M Institutional Fund Services, Inc. and Registrant was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 28 on November 13, 1995.

         -        (c)   Amendment No. 2, dated July 1, 1996, to the Transfer
                  Agency and Service Agreement, dated September 16, 1994, between A I M Institutional Fund Services, Inc. and Registrant, was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 30 on December 17, 1997.

         -        (d)   Amendment No. 3, dated July 1, 1997, to the Transfer
                  Agency and Service Agreement, dated September 16, 1994 between A I M Institutional Fund Services, Inc. and Registrant, was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 30 on December 17, 1997.

(2)      -        (a)   Transfer Agency and Service Agreement, dated December
                  29, 1997, between A I M Fund Services, Inc. and Registrant was filed electronically as an Exhibit to Registrant's
                  Post-Effective Amendment No. 30 on December 17, 1997, and is hereby incorporated by reference.

         -        (b)   Amendment No. 1, dated January 1, 1999, to the Transfer
                  Agency and Service Agreement, dated December 29, 1997, between A I M Fund Services, Inc. and Registrant was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 33 on November 8, 1999, and is hereby incorporated by reference.

         -        (c)   Amendment No. 2, dated July 1, 1999, to the Transfer
                  Agency and Service Agreement, dated December 29, 1997, between A I M Fund Services, Inc. and Registrant was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 33 on November 8, 1999, and is hereby incorporated by reference.

(3)      -        (a)   Master Administrative Services Agreement, dated October
                  18, 1993, between A I M Advisors, Inc. and Registrant was filed as an Exhibit to Registrant's Post-Effective Amendment
                  No. 27 on November 14, 1994, and was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 28 on
                  November 13, 1995.

         -        (b)   Amendment No. 1, dated November 2, 1995, to the Master
                  Administrative Services Agreement, dated October 18, 1993, between A I M Advisors, Inc. and Registrant was filed as an Exhibit to Registrant's Post-Effective Amendment No. 29 on December 18, 1996.

(4)      -        (a)   Master Administrative Services Agreement, dated February
                  28, 1997, between A I M Advisors, Inc. and Registrant was filed electronically as an Exhibit to Registrant's
                  Post-Effective Amendment No. 30 on December 17, 1997, and is hereby incorporated by reference.

         -        (b)   Amendment No. 1, dated September 1, 1998, to the Master
                  Administrative Services Agreement, dated February 28, 1997, between Registrant and A I M Advisors, Inc. with respect to Government & Agency Portfolio, was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 32 on November 25, 1998, and is hereby incorporated by reference.

(5)      -        (a)   Form of Memorandum of Agreement, between Registrant and
                  Fund Management Company was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 33 on November 8,
                  1999, and is hereby incorporated by reference.

         -        (b)   Form of Memorandum of Agreement, between Registrant and
                  A I M Advisors, Inc. was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 33 on November 8, 1999, and is hereby incorporated by reference.

i        -        Opinion and Consent of Ballard Spahr Andrews & Ingersoll,
                  LLP was filed electronically as an Exhibit to Registrant's
                  Post-Effective Amendment No. 32 on November 25, 1998.

j(1)     -        Consent of Ballard Spahr Andrews & Ingersoll, LLP is filed herewith electronically.

(2)      -        Consent of KPMG LLP is filed herewith electronically.

k        -        Financial Statements - None.

l        -        Agreement Concerning Initial Capitalization - None.

m(1)     -        Master Distribution Plan pursuant to Rule 12b-1, effective as of August 6, 1993, as amended as of December 8, 1994, as further amended as of September 19, 1995, and as further amended as of December 5, 1995, and related forms of agreement with respect to the Personal Investment Class, Private
                  Investment Class, Resource Class and the Cash Management Class of the Treasury Portfolio and the Private Investment Class of the Treasury TaxAdvantage Portfolio was filed as an Exhibit to Post-Effective Amendment No. 29 on December 18, 1996.

(2)      -        (a)   Amended and Restated Master Distribution Plan pursuant
                  to Rule 12b-1, effective as of June 30, 1997 with respect to the Treasury and Treasury TaxAdvantage Portfolios was filed electronically as an Exhibit to Registrant's Post-Effective
                  Amendment No. 30 on December 17, 1997, and is hereby incorporated by reference.

         -        (b)   Amendment No. 1, dated September 1, 1998, to the Amended
                  and Restated Master Distribution Plan pursuant to Rule 12b-1 was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 32 on November 25, 1998, and is hereby incorporated by reference.

         -        (c)   Amendment No. 2, dated December 18, 1998, to the Amended
                  and Restated Master Distribution Plan pursuant to Rule 12b-1 was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 33 on November 8, 1999, and is hereby incorporated by reference.

(3)      -        Form of Shareholder Service Agreement to be used in
                  connection with Registrant's Amended and Restated Master
                  Distribution Plan, as amended, was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 32 on
                  November 25, 1998, and is hereby incorporated by reference.

n(1)     -        Multiple Class (Rule 18f-3) Plan was filed as an Exhibit to
                  Post-Effective Amendment No. 29 on December 18, 1996.

(2)      -        Amended and Restated Multiple Class (Rule 18f-3) Plan was
                  filed electronically as an Exhibit to Post-Effective Amendment
                  No. 30 on December 17, 1997.

(3)      -        Second Amended and Restated Multiple Class (Rule 18f-3) Plan
                  was filed electronically as an Exhibit to Registrant's
                  Post-Effective Amendment No. 30 on December 17, 1997.

(4)      -        Third Amended and Restated Multiple Class (Rule 18f-3) Plan
                  was filed electronically as an Exhibit to Registrant's
                  Post-Effective Amendment No. 33 on November 8, 1999, and is hereby incorporated by reference.

o(1)     -        (a)  The A I M Management Group Code of Ethics, as amended
                  August 17, 1999, relating to A I M Management Group Inc. and
                  A I M Advisors, Inc. was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 33 on November 8,
                  1999, and is hereby incorporated by reference.

         - (b) The A I M Management Group Code of Ethics, as amended February 24, 2000, relating to A I M Management Group Inc. and A I M Advisors, Inc. is filed herewith electronically.

(2)      -        Code of Ethics of Short-Term Investments Trust, effective as of May 5, 1993, was filed electronically as an Exhibit to Registrant's Post-Effective Amendment No. 33 on November 8,
                  1999, and is hereby incorporated by reference.


Item 24.          Persons Controlled by or under Common Control with Registrant

                  Provide a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant. For any person controlled by another person, disclose the percentage of voting securities owned by the immediately controlling person or other basis of that person's control. For each company, also provide the state or other sovereign power under the laws of which the company is organized.

None.


Item 25.          Indemnification

                  State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified against any liability which may be incurred in their official capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.

Under the terms of the Registrant's Agreement and Declaration of Trust, the Registrant may indemnify any person who was or is a trustee, officer or employee of the Registrant to the maximum extent permitted by law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made (i) by the Board of Trustees, by a majority vote of a quorum which consists of trustees who are neither "interested persons" of the Registrant, as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding, or (ii) if the required quorum is not obtainable or, if a quorum of such trustees so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the Registrant to any trustee or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue. Insurance coverage is provided under a joint Mutual Fund & Investment Advisory Professional and Directors & Officers Liability Policy, issued by ICI Mutual Insurance Company with a $35,000,000 limit of liability.


Item 26.          Business and Other Connections of Investment Advisor

                  Describe any other business, profession, vocation or employment of a substantial nature that each investment advisor, and each director, officer or partner of the advisor, is or has been, engaged within the last two fiscal years, for his or her own account or in the capacity of director, officer, employee, partner, or trustee.

The only employment of a substantial nature of the Advisor's directors and officers is with the Advisor and its affiliated companies. Reference is also made to the caption "Fund Management-The Advisor" of the Prospectus which comprises Part A of the Registration Statement, and to the caption "Management" of the Statement of Additional Information which comprises Part B of the Registration Statement, and to Item 27(b) of this Part C.


Item 27.          Principal Underwriters

 (a) State the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the Registrant's securities also acts as a principal underwriter, depositor, or investment advisor.

Fund Management Company, the Registrant's principal underwriter of all of its shares also acts as a principal underwriter to the following investment companies:

AIM Equity Funds (Institutional Classes)
AIM Investment Securities Funds (Institutional Class)
Short-Term Investments Co.
Tax-Free Investments Co.

(b) Provide the information required by the following tables for each director, officer or partner of each principal underwriter named in response to Item 20.

Fund Management Company:

Name and Principal                  Position and Offices                        Position and Offices
Business Address*                   with Principal Underwriter                  with Registrant
----------------                    --------------------------                  ---------------
Charles T. Bauer                    Chairman and Director                       Chairman & Trustee

J. Abbott Sprague                   President & Director                        Vice President

Robert  H. Graham                   Senior Vice President & Director            President & Trustee

Carol F. Relihan                    Vice President, Director                    Senior Vice President &
                                    & General Counsel                           Secretary

Mark D. Santero                     Senior Vice President                       None

William J. Wendel                   Senior Vice President                       None

Melville B. Cox                     Vice President & Chief                      Vice President
                                    Compliance Officer

Dawn M. Hawley                      Vice President & Treasurer                  None

Lisa A. Moss                        Vice President, Assistant General           Assistant Secretary
                                    Counsel & Assistant Secretary

Stephen I. Winer                    Vice President,                             Assistant Secretary
                                    Assistant General Counsel &
                                    Assistant Secretary

James R. Anderson                   Vice President                              None

David E. Hessel                     Assistant Vice President,                   None
                                    Assistant Treasurer &
                                    Controller

Jeffrey L. Horne                    Assistant Vice President                    None

Robert W. Morris, Jr.               Assistant Vice President                    None

Ann M. Srubar                       Assistant Vice President                    None

Rebecca Starling-Klatt              Assistant Vice President                    None

Dana R. Sutton                      Assistant Vice President &                  Vice President & Treasurer
                                    Assistant Treasurer

Nicholas D. White                   Assistant Vice President                    None

Nancy L. Martin                     Assistant General Counsel &                 Assistant Secretary
                                    Assistant Secretary

--------------------------
*   11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

Name and Principal                  Position and Offices                        Position and Offices
Business Address*                   with Principal Underwriter                  with Registrant
----------------                    --------------------------                  ---------------
Ofelia M. Mayo                      Assistant General Counsel &                 Assistant Secretary
                                    Assistant Secretary

Samuel D. Sirko                     Assistant General Counsel &                 Assistant Secretary
                                    Assistant Secretary

Kathleen J. Pflueger                Secretary                                   Assistant Secretary

P. Michelle Grace                   Assistant Secretary                         Assistant Secretary

--------------------------
*   11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

(c) Provide the information required by the following table for all commissions and other compensation received, directly or indirectly, from the Registrant during the last fiscal year by each principal underwriter who is not an affiliated person of the Registrant or any affiliated person of an affiliated person:

None.


Item 28.          Location of Accounts and Records

                  State the name and address of each person maintaining physical possession of each account, book, or other document required to be maintained by section 31(a) [15 U.S.C. 80a-30(a)] and the rules under that section.

A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, will maintain physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those maintained by the Custodian, The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286; and the Transfer Agent and Dividend Paying Agent, A I M Fund Services, Inc., 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173.


Item 29.          Management Services

                  Provide a summary of the substantive provisions of any management-related service contract not discussed in Part A or B, disclosing the parties to the contract and the total amount paid and by whom for the Registrant's last three fiscal years.

None.


Item 30.          Undertakings

Not applicable.

                                   SIGNATURES

           Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 31st day of March, 2000.

                                    Registrant:   SHORT-TERM INVESTMENTS TRUST

                                            By: /s/ ROBERT H. GRAHAM
                                               ---------------------------------
                                                  Robert H. Graham, President

           Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

             SIGNATURES                                        TITLE                         DATE
             ----------                                        -----                         ----
/s/ CHARLES T. BAUER                                     Chairman & Trustee             March 31, 2000
-------------------------------------
         (Charles T. Bauer)

/s/ ROBERT H. GRAHAM                                   Trustee & President              March 31, 2000
-------------------------------------             (Principal Executive Officer)
         (Robert H. Graham)

/s/ BRUCE L. CROCKETT                                         Trustee                   March 31, 2000
-------------------------------------
         (Bruce L. Crockett)

/s/ OWEN DALY II                                              Trustee                   March 31, 2000
-------------------------------------
           (Owen Daly II)

/s/ EDWARD K. DUNN, JR.                                       Trustee                   March 31, 2000
-------------------------------------
        (Edward K. Dunn, Jr.)

/s/ JACK FIELDS                                               Trustee                   March 31, 2000
-------------------------------------
            (Jack Fields)

/s/ CARL FRISCHLING                                           Trustee                   March 31, 2000
-------------------------------------
          (Carl Frischling)

/s/ PREMA MATHAI-DAVIS                                        Trustee                   March 31, 2000
-------------------------------------
        (Prema Mathai-Davis)

/s/ LEWIS F. PENNOCK                                          Trustee                   March 31, 2000
-------------------------------------
         (Lewis F. Pennock)

/s/ LOUIS S. SKLAR                                            Trustee                   March 31, 2000
-------------------------------------
          (Louis S. Sklar)
                                                         Vice President &               March 31, 2000
/s/ DANA R. SUTTON                                Treasurer (Principal Financial
-------------------------------------                 and Accounting Officer)
          (Dana R. Sutton)

                                INDEX TO EXHIBITS

Exhibit
Number            Description
-------           -----------

d(3)              Form of Master Investment Advisory Agreement between
                  A I M Advisors, Inc. and Registrant with respect to the Government & Agency Portfolio, the Government TaxAdvantage Portfolio and the Treasury Portfolio

o(1)(b) The A I M Management Group Code of Ethics, as amended February 24, 2000, relating to A I M Management Group Inc. and A I M Advisors, Inc.

j(1)              Consent of Ballard Spahr Andrews & Ingersoll, LLP

j(2)              Consent of KPMG LLP